         As filed with the Securities and Exchange Commission on April 30, 2008

                                          REGISTRATION NOS. 333-25549/811-02441

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

                               -----------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No.     [ ]

                      Post Effective Amendment No. 15 [X]

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                          Amendment No. 121      [X]


                               -----------------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                          (EXACT NAME OF REGISTRANT)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                  2727-A ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (713) 831-8470
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                        AMERICAN HOME ASSURANCE COMPANY
                              (NAME OF GUARANTOR)

                      70 PINE STREET, NEW YORK, NY 10270
        (ADDRESS OF GUARANTOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (212) 770-7000
              (GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                             LAUREN W. JONES, ESQ.
                     AMERICAN GENERAL LIFE COMPANIES, LLC
                   2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
(NAME AND ADDRESS OF AGENT FOR SERVICE FOR REGISTRANT, DEPOSITOR AND GUARANTORS)

                               -----------------

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on [date] pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ] on [date] pursuant to paragraph (a) (1) of Rule 485

Title of Securities Being Registered: (i) Units of interest in American General Life Insurance Company Separate Account D under variable annuity contracts, and
(ii) a guarantee related to insurance obligations under certain of those contracts.

                          WM STRATEGIC ASSET MANAGER
                                  PROSPECTUS

                                  MAY 1, 2008

                FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL
                     DEFERRED ANNUITY CONTRACTS OFFERED BY
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                       ANNUITY ADMINISTRATION DEPARTMENT
                   P.O. Box 1401, Houston, Texas 77251-1401
       1-800-277-0914; 1-281-878-7409; Hearing impaired: 1-888-436-5257


American General Life Insurance Company ("AGL") is offering the flexible payment variable and fixed individual deferred annuity contracts (the "Contracts") described in this Prospectus. You may use AGL's Separate Account D ("Separate Account") for a variable investment return under the Contracts based on one or more of the following mutual funds that are a part of Principal Variable Contracts Funds, Inc. ("PVC") (effective May 17, 2008, PVC is changing its name to Principal Variable Contracts Funds, Inc.), a series mutual fund advised by Principal Management Corporation.



Strategic Asset Management ("SAM")
Portfolios                               Accounts
----------------------------------       --------
..   SAM Balanced Portfolio               .   Equity Income Account I/1/
..   SAM Conservative Balanced Portfolio  .   Growth Account/1/
..   SAM Conservative Growth Portfolio    .   LargeCap Blend Account/1/
..   SAM Flexible Income Portfolio        .   Income Account
..   SAM Strategic Growth Portfolio       .   Diversified International Account
                                         .   MidCap Stock Account
                                         .   Money Market Account
                                         .   Short-Term Income Account
                                         .   SmallCap Growth Account/1/
                                         .   Mortgage Securities Account
                                         .   West Coast Equity Account


Each of the mutual fund series offers Class I shares. You may also use AGL's guaranteed interest option. This option currently has one Guarantee Period, with a guaranteed interest rate.

We have designed this Prospectus to provide you with information that you should have before investing in the Contracts. Please read the Prospectus carefully and keep it for future reference. You should rely only on the information contained in this document and the current prospectus of PVC.


For additional information about the Contracts, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 1, 2008. We have filed the SAI with the Securities and Exchange Commission ("SEC") and have incorporated it by reference into this Prospectus. The "Contents" of the SAI appears at the end of this variable annuity Prospectus. You may obtain a free copy of the SAI if you write or call AGL's Annuity Administration Department, PO Box 1401, Houston Texas 77251-1401. The telephone number is 1-800-277-0914. You may also obtain the SAI through the SEC's Web site at http://www.sec.gov.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense. The Contracts are not available in all states.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal investment.

--------

/1/ Effective May 17, 2008, Equity Income Account I will become Equity Income Account, Growth Account will become Large Cap Growth Account, LargeCap Blend Account will become LargeCap Blend Account II and SmallCap Growth Account will become SmallCap Growth Account II.

                               TABLE OF CONTENTS

DEFINITIONS................................................................  4
FEE TABLE..................................................................  6
SUMMARY OF CONTRACT PROVISIONS.............................................  7
   Minimum Investment Requirements.........................................  7
   Purchase Payment Accumulation...........................................  7
   Fixed and Variable Annuity Payments.....................................  8
   Changes in Allocations Among Divisions and Guarantee Periods............  8
   Surrenders and Withdrawals..............................................  8
   Cancellation Right......................................................  8
   Death Proceeds..........................................................  9
   Limitations Imposed by Retirement Plans and Employers...................  9
   Communications to Us....................................................  9
   Financial and Performance Information...................................  9
SELECTED ACCUMULATION UNIT DATA (UNAUDITED)................................  9
FINANCIAL INFORMATION...................................................... 11
AGL........................................................................ 12
AMERICAN HOME ASSURANCE COMPANY............................................ 12
SEPARATE ACCOUNT D......................................................... 12
THE SERIES................................................................. 12
   Voting Privileges....................................................... 14
THE FIXED ACCOUNT.......................................................... 15
   Guarantee Periods....................................................... 15
   Crediting Interest...................................................... 15
   New Guarantee Periods................................................... 16
CONTRACT ISSUANCE AND PURCHASE PAYMENTS.................................... 16
   Payments................................................................ 16
   Minimum Requirements.................................................... 16
OWNER ACCOUNT VALUE........................................................ 16
   Variable Account Value.................................................. 17
   Fixed Account Value..................................................... 17
TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL WITHDRAWAL OF OWNER
  ACCOUNT VALUE............................................................ 17
   Transfers............................................................... 17
   Automatic Rebalancing................................................... 19
   Market Timing........................................................... 19
   Surrenders.............................................................. 20
   Partial Withdrawals..................................................... 20
ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS................................. 21
   Annuity Commencement Date............................................... 21
   Application of Owner Account Value...................................... 21
   Fixed and Variable Annuity Payments..................................... 21
   Annuity Payment Options................................................. 21
   Election of Annuity Payment Option...................................... 22
   Available Annuity Payment Options....................................... 22
   Transfers............................................................... 23
DEATH PROCEEDS............................................................. 24
   Death Proceeds Before the Annuity Commencement Date..................... 24
   Death Proceeds After the Annuity Commencement Date...................... 25
   Proof of Death.......................................................... 25
CHARGES UNDER THE CONTRACTS................................................ 25
   Premium Taxes........................................................... 25
   Surrender Charge........................................................ 26
   Special Surrender Charge Rules for Contracts Issued After October 1,
     1998 and Before February 15, 2000..................................... 27
   Special Surrender Charge Rules for Contracts Issued Before October 2,
     1998.................................................................. 28
   Transfer Charges........................................................ 28
   Annual Contract Fee..................................................... 28
   Charge to the Separate Account.......................................... 28

   Miscellaneous........................................................... 29
   Systematic Withdrawal Plan.............................................. 29
   One-Time Reinstatement Privilege........................................ 29
   Reduction in Surrender Charges or Administrative Charges................ 30
LONG-TERM CARE AND TERMINAL ILLNESS........................................ 30
   Long-Term Care.......................................................... 30
   Terminal Illness........................................................ 30
OTHER ASPECTS OF THE CONTRACTS............................................. 30
   Owners, Annuitants, and Beneficiaries; Assignments...................... 30
   Reports................................................................. 31
   Rights Reserved by Us................................................... 31
   Payment and Deferment................................................... 31
FEDERAL INCOME TAX MATTERS................................................. 32
   General................................................................. 32
   Non-Qualified Contracts................................................. 32
   Individual Retirement Annuities ("IRAs")................................ 33
   Roth IRAs............................................................... 35
   Simplified Employee Pension Plans....................................... 35
   Simple Retirement Accounts.............................................. 35
   Other Qualified Plans................................................... 36
   Private Employer Unfunded Deferred Compensation Plans................... 37
   Economic Growth and Tax Relief Reconciliation Act of 2001............... 38
   Federal Income Tax Withholding and Reporting............................ 38
   Taxes Payable by AGL and the Separate Account........................... 38
DISTRIBUTION ARRANGEMENTS.................................................. 38
SERVICE AGREEMENTS......................................................... 39
LEGAL MATTERS.............................................................. 39
OTHER INFORMATION ON FILE.................................................. 40
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION............................ 40

DEFINITIONS

We, our and us - American General Life Insurance Company ("AGL").

You and your - a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Contract. This is generally the Owner of a Contract.

Account Value - the sum of your Fixed Account Value and your Variable Account Value after deduction of any fees. We may subtract certain other charges from your Account Value in the case of transfers or distribution of your Account Value.

Accumulation Unit - a measuring unit used in calculating your interest in a Division of Separate Account D before the Annuity Commencement Date.

Annuitant - the person named as annuitant in the application for a Contract and on whose life annuity payments may be based.

Annuity Administration Department - our annuity service center in our Home Office to which you should direct all purchase payments, requests, instructions and other communications. Our Annuity Administration Department mailing address is PO Box 1401, Houston, Texas 77251-1401.

Annuity Commencement Date - the date on which we begin making payments under an Annuity Payment Option, unless you elect a single sum payment instead.

Annuity Payment Option - one of the ways in which you can request us to make annuity payments to you. An Annuity Payment Option will control the amount of each payment, how often we make payments, and for how long we make payments.

Annuity Period - the period of time during which we make annuity payments under an Annuity Payment Option.

Annuity Unit - a measuring unit used to calculate the amount of Variable Annuity Payments.

Beneficiary - the person who will receive any proceeds due under a Contract following the death of an Owner or an Annuitant.

Code - the Internal Revenue Code of 1986, as amended.

Contingent Annuitant - a person whom you designate under a Non-Qualified Contract to become the Annuitant if the Annuitant dies before the Annuity Commencement Date and the Contingent Annuitant is alive when the Annuitant dies.

Contingent Beneficiary - a person whom you designate to receive any proceeds due under a Contract following the death of an Owner or an Annuitant, if the Beneficiary has died but the Contingent Beneficiary is alive when the proceeds become payable.

Contract - an individual annuity Contract offered by this Prospectus.

Contract Anniversary - each anniversary of the date of issue of the Contract.

Contract Year - each year beginning with the date of issue of the Contract.

Division - one of the several different investment options into which Separate Account D is divided. Each Division invests in shares of a Series.

Fixed Account - the name of the investment option that allows you to allocate purchase payments to AGL's General Account.

Fixed Account Value - the sum of your net purchase payments and transfers in the Fixed Account, plus accumulated interest, less any partial withdrawals and transfers you make out of the Fixed Account.

Fixed Annuity Payments - annuity payments that are fixed in amount and do not vary with the investment experience of any Division of Separate Account D.

General Account - all assets of AGL other than those in Separate Account D or any other legally segregated separate account established by AGL.

Guaranteed Interest Rate - the rate of interest we credit during any Guarantee Period, on an effective annual basis.

Guarantee Period - the period for which we credit a Guaranteed Interest Rate.

Home Office - our office at the following address and phone number: American General Life Insurance Company, Annuity Administration Department, PO Box 1401, Houston, Texas 77251-1401; 1-800-277-0914 or 1-281-878-7409.

Investment Company Act of 1940 ("1940 Act") - a federal law governing the operations of investment companies such as the Series and the Separate Account.

Non-Qualified - not eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

Owner - the holder of record of a Contract, except that the employer or trustee may be the Owner of the Contract in connection with a retirement plan.

Qualified - eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

Separate Account - the segregated asset account of AGL named Separate Account D, which receives and invests purchase payments under the Contracts.

Series - an individual portfolio of a mutual fund that you may choose for investment under the Contracts. Currently, the Series are the Portfolios and the Funds of the WM Variable Trust.

Surrender Charge - a charge for sales expenses that we may assess when you surrender a Contract or receive payment of certain other amounts from a Contract.

Valuation Date - a day when we are open for business. However, a day is not a Valuation Date, if the Series in which a Division invests does not calculate the value of its shares on that day.

Valuation Period - the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next Valuation Date.

Variable Account Value - the sum of your account values in the Separate Account Divisions. Your account value in a Separate Account Division equals the value of a Division's Accumulation Unit multiplied by the number of Accumulation Units you have in that Division.

Variable Annuity Payments - annuity payments that vary in amount based on the investment earnings and losses of one or more of the Divisions.

Written - signed, dated, and in a form satisfactory to us and received at our Home Office. (See "Summary of Contract Provisions - Communications to Us.") You must use special forms we or your sales representative provide to elect an Annuity Option or exercise your one-time reinstatement privilege.

FEE TABLE

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted if applicable.

      Owner Transaction Charges
      -------------------------
      Front-End Sales Charge Imposed on Purchases................    0%
      Maximum Surrender Charge/2/................................  7.0%
      (computed as a percentage of purchase payments surrendered)
      Transfer Fee............................................... $ 25/3/

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

Annual Contract Fee/4/
----------------------                                              $35


       Separate Account Annual Expenses (as a percentage of
       average daily Variable Account Value)
       ----------------------------------------------------
       Mortality and Expense Risk Charge........................... 1.25%
       Administrative Expense Charge............................... 0.15%
                                                                    ----
       Total Separate Account Annual Expenses...................... 1.40%
                                                                    ====

Portfolio and Underlying Fund Expenses

The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.


Total Annual Mutual Fund Operating Expenses                     Minimum Maximum
-------------------------------------------                     ------- -------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees, distribution and/or service
  (12b-1) fees, and other expenses)                              0.47%   1.01%


Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and the Variable Account Option fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) This example applies to Contract Owners who purchased their Contracts after February 14, 2000. The 15% free withdrawal under these Contracts is available in the first year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:


                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
Minimum                                          $794  $1,038  $1,393   $2,269
Maximum                                          $848  $1,202  $1,667   $2,822

--------
/2/ This charge does not apply or is reduced under certain circumstances. See "Surrender Charge."

/3/ You may make up to 12 transfers each Contract Year before the Annuity Commencement Date without charge, but additional transfers will be subject to a $25 charge.

/4/ This charge is waived for cumulative premiums of $50,000 or more and does not apply during the Annuity Period.

(2) This example applies to Contract Owners who purchased their Contracts after October 1, 1998 and before February 15, 2000. The 15% free withdrawal under these Contracts is not available until the second year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:


                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
Minimum                                          $899  $1,038  $1,393   $2,269
Maximum                                          $953  $1,202  $1,667   $2,822


(3) This example applies to Contract Owners who purchased their Contracts before October 2, 1998. The 10% free withdrawal under these Contracts is not available until the second year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:


                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
Minimum                                          $899  $1,063  $1,413   $2,269
Maximum                                          $953  $1,227  $1,687   $2,822


(4)If you do not surrender your Contract:


                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
Minimum                                          $199   $613   $1,053   $2,269
Maximum                                          $253   $777   $1,327   $2,822


Note: These examples should not be considered representations of past or future expenses for AGL Separate Account D or for any Series. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

SUMMARY OF CONTRACT PROVISIONS

You should read this summary together with the other information in this Prospectus.

The purpose of the Contracts is to provide retirement benefits through

    .  the accumulation of purchase payments on a fixed or variable basis, and

    . the application of such accumulations to provide Fixed or Variable Annuity Payments.

Minimum Investment Requirements

Your initial purchase payment must be at least $2,000, if you are buying a Qualified Contract, and $5,000, if you are buying a Non-Qualified Contract. (See "Federal Income Tax Matters" for a discussion of the various tax aspects involved in purchasing Qualified and Non-Qualified Contracts.) The amount of any subsequent purchase payment that you make must be at least $100. If your Account Value falls below $500, we may cancel your Contract and treat it as a full surrender. We also may transfer funds, without charge, from a Division (other than the Money Market Fund Division) or Guarantee Period under your Contract to the Money Market Fund Division, if the Account Value of that Division or Guarantee Period falls below $500. (See "Contract Issuance and Purchase Payments.")

Minimum Investment Requirements in Oregon. The preceding paragraph applies to all Contracts, including those purchased in Oregon. However, beginning November 20, 2000, if you purchase a Contract in Oregon, you may make only one purchase payment. The purchase payment is the sum of:

    .  the amount we receive on the date of issue of your Contract, and

    . any amount of transfers or exchanges which you already requested to be paid to us as of the date of issue, but we have not received by that date.

Purchase Payment Accumulation

We accumulate purchase payments on a variable or fixed basis until the Annuity Commencement Date.

For variable accumulation, you may allocate part or all of your Account Value to one or more of the 16 available Divisions of the Separate Account. Each Division invests solely in shares of one of 16 corresponding Series. (See "The Series.") The value of accumulated purchase payments allocated to a Division increases or decreases, as the value of the investments in a Series' shares increases or decreases, subject to reduction by charges and deductions. (See "Variable Account Value.")

For fixed accumulation, you may allocate part or all of your Account Value to one or more of the Guarantee Periods available in our Fixed Account at the time you make your allocation. Each Guarantee Period is for a different period of time and has a different Guaranteed Interest Rate. The value of accumulated purchase payments increases at the Guaranteed Interest Rate applicable to that Guarantee Period. (See "The Fixed Account.")

Fixed and Variable Annuity Payments

You may elect to receive Fixed or Variable Annuity Payments or a combination of Payments beginning on the Annuity Commencement Date. Fixed Annuity Payments are periodic payments from AGL in a fixed amount guaranteed by AGL. The amount of the Payments will depend on the Annuity Payment Option chosen, the age, and in some cases, the gender of the Annuitant, and the total amount of Account Value applied to the fixed Annuity Payment Option.

Variable Annuity Payments are similar to Fixed Annuity Payments, except that the amount of each periodic payment from AGL will vary reflecting the net investment return of the Division or Divisions you selected under your variable Annuity Payment Option. The payment for a given month will exceed the previous month's payment, if the net investment return for a given month exceeds the assumed interest rate used in the Contract's annuity tables. The monthly payment will be less than the previous payment, if the net investment return for a month is less than the assumed interest rate. The assumed interest rate used in the Contract's annuity tables is 3.5%. AGL may offer other forms of the Contract with a lower assumed interest rate and reserves the right to discontinue the offering of the higher interest rate form of Contract. (See "Annuity Period and Annuity Payment Options.")

Changes in Allocations Among Divisions and Guarantee Periods

Before the Annuity Commencement Date, you may change your allocation of future purchase payments to the various Divisions and Guarantee Periods, without charge.

In addition, you may reallocate your Account Value among the Divisions and Guarantee Periods before the Annuity Commencement Date. However, you are limited in the amount that you may transfer out of a Guarantee Period. See "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers," for these and other conditions of transfer.

After the Annuity Commencement Date, you may make transfers from a Division to another Division or to a fixed Annuity Payment Option. However, you may not make transfers from a fixed Annuity Payment Option. (See "Annuity Period and Annuity Payment Options - Transfers.")

Surrenders and Withdrawals

You may make a total surrender of or partial withdrawal from your Contract at any time before the Annuity Commencement Date by Written request to us. A surrender or partial withdrawal may require you to pay a Surrender Charge, and some surrenders and partial withdrawals may require you to pay tax penalties. (See "Surrenders and Partial Withdrawals.")

Cancellation Right

You may cancel your Contract by delivering it or mailing it with a Written cancellation request to our Home Office or to your sales representative, before the close of business on the 10th day after you receive the Contract. In some states the Contract provides for a 20 or 30 day period.

We will refund to you, in most states, the sum of:

    .  your Account Value, and

    .  any premium taxes and Annual Contract Fee that have been deducted.

Some states require us to refund the sum of your purchase payments only if it is larger than the amount just described. In all other states, we refund the sum of your purchase payments.

Death Proceeds

If the Annuitant or Owner dies before the Annuity Commencement Date, we will pay a benefit to the Beneficiary. (See "Death Proceeds Before the Annuity Commencement Date.")

Limitations Imposed by Retirement Plans and Employers

An employer or trustee who is the Owner under a retirement plan may limit certain rights you would otherwise have under a Contract. These limitations may restrict total and partial withdrawals, the amount or timing of purchase payments, the start of annuity payments, and the type of annuity options that you may select. You should familiarize yourself with the provisions of any retirement plan in which a Contract is used. We are not responsible for monitoring or assuring compliance with the provisions of any retirement plan.

Communications to Us

You should include, in communications to us, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the addresses and phone numbers on the first page of this Prospectus.

Unless the Prospectus states differently, we will consider purchase payments or other communications to be received at our Home Office on the date we actually receive them, if they are in proper form. However, we will consider purchase payments to be received on the next Valuation Date if we receive them (1) after the close of regular trading on The New York Stock Exchange or (2) on a date that is not a Valuation Date.

Financial and Performance Information

We include financial statements of AGL and the WM Strategic Asset Manager Divisions of Separate Account D in the SAI. (See "Contents of Statement of Additional Information.") The Separate Account financial statements include information only about the Divisions that invest in the Portfolios and Funds of PVC.

From time to time, the Separate Account may include in advertisements and other sales materials several types of performance information for the Divisions. This information may include "average annual total return," "total return," and "cumulative total return." The Money Market Fund Division may also advertise "effective yield."

SELECTED ACCUMULATION UNIT DATA (Unaudited)

The following tables show the Accumulation Unit ("AU") value for the Divisions available with the Contracts on the date purchase payments were first allocated to each Division. It also shows the Accumulation Unit values and the number of Accumulation Units outstanding at the end of each calendar year since each Division began operations/1, 2/.


                                           Number of                                             Unit   Number of
                           Unit    Unit      units                                         Unit  Value    units
                          Value   Value   Outstanding                                     Value   at   Outstanding
Division             Year at 1/1 at 12/31  at 12/31   Division                       Year at 1/1 12/31  at 12/31
--------             ---- ------ -------- ----------- --------                       ---- ------ ----- -----------
SAM Balanced                                          Diversified International
  Portfolio          2007  9.97    10.68  12,648,509    Account                      2007  7.44   8.52   313,386
                     2006 $9.14   $ 9.97  19,470,713                                 2006 $6.26  $7.44   458,616
                     2005 $7.39   $ 9.14  24,705,106                                 2005 $4.33  $6.26   518,465
                     2004 $8.05   $ 8.74  28,412,338                                 2004 $4.81  $5.39   524,395
                     2003 $6.65   $ 8.05  31,038,324                                 2003 $3.60  $4.81   560,816
                     2002 $7.39   $ 6.65  34,906,845                                 2002 $4.33  $3.60   643,141
                     2001 $7.49   $ 7.39  40,969,356                                 2001 $5.34  $4.33   781,328
                     2000 $7.56   $ 7.49  32,836,154                                 2000 $6.76  $5.34   915,393
                     1999 $6.00   $ 7.56  12,033,168                                 1999 $4.51  $6.76   288,477

                                                Number of                                                  Number of
                                Unit    Unit      units                                    Unit    Unit      units
                               Value   Value   Outstanding                                Value   Value   Outstanding
Division                  Year at 1/1 at 12/31  at 12/31   Division                  Year at 1/1 at 12/31  at 12/31
--------                  ---- ------ -------- ----------- --------                  ---- ------ -------- -----------
                          1998 $ 5.19  $ 6.00   1,859,882                            1998     --  $ 4.51      30,477
                          1997 $ 5.00  $ 5.19     453,340                            1997 $ 5.00      --          --

SAM Conservative
  Balanced Portfolio /3/  2007   7.20    7.63     908,866  MidCap Stock Account      2007  10.41    9.46     392,189
                          2006 $ 6.71  $ 7.20   1,493,185                            2006 $ 9.04  $10.41     599,565
                          2005 $ 5.48  $ 6.71   1,931,866                            2005 $ 6.42  $ 9.04     674,912
                          2004 $ 6.09  $ 6.50   2,164,179                            2004 $ 7.15  $ 8.08     765,173
                          2003 $ 5.28  $ 6.09   2,035,585                            2003 $ 5.68  $ 7.15     803,239
                          2002 $ 5.48  $ 5.28   2,261,547                            2002 $ 6.42  $ 5.68     915,143
                          2001 $ 5.42  $ 5.48   2,351,794                            2001 $ 5.82  $ 6.42     823,143
                          2000 $ 5.24  $ 5.42   1,499,026                            2000     --  $ 5.82     394,125
                          1999 $ 5.21  $ 5.24   1,096,862                            1999     --      --          --
                          1998 $ 5.05  $ 5.21     159,223                            1998     --      --          --
                          1997 $ 5.05  $ 5.05           0                            1997 $ 5.00      --          --

SAM Conservative Growth
  Portfolio               2007 $10.53  $11.34   7,865,025  Money Market Account      2007 $ 5.95  $ 6.16     852,477
                          2006 $ 9.51  $10.53  12,615,027                            2006 $ 5.78  $ 5.95   1,276,306
                          2005 $ 7.73  $ 9.51  16,108,452                            2005 $ 5.79  $ 5.78   1,204,188
                          2004 $ 8.18  $ 9.01  18,998,377                            2004 $ 5.75  $ 5.72   1,419,380
                          2003 $ 6.44  $ 8.18  21,673,180                            2003 $ 5.79  $ 5.75   2,191,061
                          2002 $ 7.73  $ 6.44  26,163,600                            2002 $ 5.79  $ 5.79   3,980,318
                          2001 $ 8.13  $ 7.73  33,856,564                            2001 $ 5.66  $ 5.79   3,412,876
                          2000 $ 8.45  $ 8.13  28,335,202                            2000 $ 5.43  $ 5.66   1,905,970
                          1999 $ 6.15  $ 8.45   8,513,969                            1999 $ 5.26  $ 5.43     694,837
                          1998 $ 5.20  $ 6.15   1,637,321                            1998 $ 5.08  $ 5.26     148,141
                          1997 $ 5.05  $ 5.20     264,039                            1997 $ 5.00  $ 5.08      17,424

Equity Income Account I   2007 $10.45  $10.84   1,727,148  Short Term Income Account 2007 $ 6.71  $ 6.91     171,382
                          2006 $ 8.97  $10.45   2,465,206                            2006 $ 6.51  $ 6.71     270,706
                          2005 $ 6.34  $ 8.97   2,685,742                            2005 $ 5.92  $ 6.51     431,283
                          2004 $ 7.02  $ 8.25   2,719,921                            2004 $ 6.45  $ 6.49     582,836
                          2003 $ 5.47  $ 7.02   2,828,241                            2003 $ 6.20  $ 6.45     683,337
                          2002 $ 6.34  $ 5.47   3,088,847                            2002 $ 5.92  $ 6.20     816,941
                          2001 $ 5.96  $ 6.34   3,246,150                            2001 $ 5.55  $ 5.92     520,841
                          2000 $ 5.16  $ 5.96   2,671,971                            2000 $ 5.20  $ 5.55     385,577
                          1999 $ 5.10  $ 5.16   2,272,960                            1999 $ 5.12  $ 5.20     259,468
                          1998     --  $ 5.10     305,154                            1998     --  $ 5.12      15,012
                          1997 $ 5.00      --          --                            1997 $ 5.00      --          --

SAM Flexible Income
  Portfolio               2007 $ 8.23  $ 8.61   2,612,552  SmallCap Growth Account   2007 $ 6.25  $ 6.47     298,647
                          2006 $ 7.81  $ 8.23   3,943,217                            2006 $ 5.93  $ 6.25     477,041
                          2005 $ 6.48  $ 7.81   5,803,431                            2005 $ 6.73  $ 5.93     585,522
                          2004 $ 7.29  $ 7.66   6,865,841                            2004 $ 5.93  $ 6.12     776,893
                          2003 $ 6.53  $ 7.29   7,868,316                            2003 $ 3.51  $ 5.93     927,137
                          2002 $ 6.48  $ 6.53   9,808,934                            2002 $ 6.73  $ 3.51   1,002,627

                                                Number of                                                     Number of
                                Unit    Unit      units                                       Unit    Unit      units
                               Value   Value   Outstanding                                   Value   Value   Outstanding
Division                  Year at 1/1 at 12/31  at 12/31   Division                     Year at 1/1 at 12/31  at 12/31
--------                  ---- ------ -------- ----------- --------                     ---- ------ -------- -----------
                          2001 $ 6.27  $ 6.48   8,182,975                               2001 $ 7.83  $ 6.73   1,240,993
                          2000 $ 6.01  $ 6.27   5,785,165                               2000 $ 8.87  $ 7.83   1,357,176
                          1999 $ 5.61  $ 6.01   3,439,145                               1999 $ 5.26  $ 8.87     325,450
                          1998 $ 5.09  $ 5.61     197,772                               1998    ---  $ 5.26      25,967
                          1997 $ 5.00  $ 5.09      19,656                               1997 $ 5.00     ---         ---

                                                           SAM Strategic Growth
LargeCap Blend Account    2007 $ 6.92  $ 7.18   1,985,545    Portfolio                  2007 $11.46  $12.38   2,774,475
                          2006 $ 6.28  $ 6.92   3,185,003                               2006 $10.28  $11.46   4,197,173
                          2005 $ 5.89  $ 6.28   4,258,719                               2005 $ 8.46  $10.28   5,446,225
                          2004 $ 5.73  $ 6.16   5,015,663                               2004 $ 8.70  $ 9.68   6,436,098
                          2003 $ 4.58  $ 5.73   5,917,061                               2003 $ 6.63  $ 8.70   7,264,859
                          2002 $ 5.89  $ 4.58   7,300,111                               2002 $ 8.46  $ 6.63   8,646,313
                          2001 $ 6.19  $ 5.89   9,551,973                               2001 $ 9.15  $ 8.46  11,050,599
                          2000 $ 6.14  $ 6.19   9,352,990                               2000 $ 9.64  $ 9.15  10,506,668
                          1999 $ 5.27  $ 6.14   5,205,744                               1999 $ 6.60  $ 9.64   3,584,668
                          1998     --  $ 5.27     502,841                               1998 $ 5.31  $ 6.60     749,672
                          1997 $ 5.00      --          --                               1997 $ 5.00  $ 5.31     111,495

Growth Account            2007 $ 6.90  $ 8.40   1,649,245  Mortgage Securities Account  2007 $ 6.74  $ 7.08     870,538
                          2006 $ 6.67  $ 6.90   2,464,322                               2006 $ 6.54  $ 6.74   1,358,726
                          2005 $ 6.81  $ 6.67   3,259,242                               2005 $ 6.49  $ 6.54   1,909,404
                          2004 $ 5.90  $ 6.30   4,064,538                               2004 $ 6.34  $ 6.49   2,401,347
                          2003 $ 4.63  $ 5.90   4,884,654                               2003 $ 6.30  $ 6.34   3,935,172
                          2002 $ 6.81  $ 4.63   5,917,083                               2002 $ 5.86  $ 6.30   6,054,655
                          2001 $ 9.73  $ 6.81   8,330,605                               2001 $ 5.52  $ 5.86   3,747,398
                          2000 $12.66  $ 9.73  10,071,085                               2000 $ 5.10  $ 5.52   2,036,726
                          1999 $ 6.51  $12.66   4,728,611                               1999 $ 5.15  $ 5.10   1,417,781
                          1998     --  $ 6.51     232,430                               1998     --  $ 5.15      76,667
                          1997 $ 5.00      --          --                               1997 $ 5.00      --          --

Income Account            2007 $ 7.31  $ 7.63     723,096  West Coast Equity Account    2007 $11.79  $12.64   1,175,063
                          2006 $ 7.07  $ 7.31   1,060,957                               2006 $10.68  $11.79   1,718,444
                          2005 $ 5.75  $ 7.07   1,403,063                               2005 $ 8.29  $10.68   2,054,268
                          2004 $ 6.72  $ 5.75   1,634,050                               2004 $ 8.95  $ 9.97   2,329,097
                          2003 $ 6.21  $ 6.72   2,087,184                               2003 $ 6.33  $ 8.95   2,486,638
                          2002 $ 5.75  $ 6.21   2,221,945                               2002 $ 8.29  $ 6.33   2,712,340
                          2001 $ 5.39  $ 5.75   1,824,298                               2001 $ 7.86  $ 8.29   3,331,295
                          2000 $ 4.95  $ 5.39   1,259,063                               2000 $ 7.50  $ 7.86   3,024,359
                          1999 $ 5.13  $ 4.95     791,573                               1999 $ 5.42  $ 7.50   1,091,631
                          1998     --  $ 5.13      91,651                               1998     --  $ 5.42      58,117
                          1997 $ 5.00      --          --                               1997 $ 5.00      --          --

--------

/1/  The dates when the Divisions commenced operations are as follows:
     Strategic Growth Portfolio, Conservative Growth Portfolio and Balanced Portfolio Divisions, June 2, 1997; Money Market Account Division, July 16, 1997; Flexible Income Portfolio Division, September 8, 1997; Conservative Balanced

     Portfolio Division, April 22, 1998; LargeCap Blend Account II, West Coast Equity Account and LargeCap Growth Account Divisions, April 29, 1998; Equity Income Account Division, April 30, 1998; Short Term Income Account Division, May 22, 1998; SmallCap Growth Account II and Diversified International Account Divisions, June 3, 1998; Mortgage Securities Account Division, June 10, 1998; Income Account Division, June 24, 1998; MidCap Stock Account Division, May 5, 2000. The SmallCap Growth Account II was previously known as the SmallCap Stock Account. The LargeCap Blend Account was formerly known as the Growth and Income Account; the Diversified International Fund was formerly known as the International Growth Fund, January, 2007.


/2/ Accumulation Unit Values and Accumulation Units Outstanding show only for those Divisions that commenced operations before January 1, 1998.

/3/ The Conservative Balanced Portfolio Division (previously named the Income Portfolio Division) originally commenced operations on October 22, 1997. The Division suspended operations during the period of November 4, 1997 through April 21, 1998. The unit value for the Division remained unchanged at $5.05 for the entire period of suspended operations and is the value indicated for the beginning of the period. The unit value was the same when the Division recommenced operations on April 22, 1998 (the date we identify as "Beginning of Period").

FINANCIAL INFORMATION

Please see the first page of this Prospectus for information on how to obtain a copy of the SAI. You should consider the financial statements of AGL only as bearing on the ability of AGL to meet its contractual obligations under the Contracts. The financial statements do not bear on the investment performance of the Separate Account. (See "Contents of Statement of Additional Information.")

The financial statements of the WM Strategic Asset Manager Divisions of Separate Account D also appear in the SAI. They provide financial information about the WM Strategic Asset Manager Divisions which invest in the Series of PVC. (See "Contents of Statement of Additional Information.")

AGL


AGL is a stock life insurance company organized under the laws of the State of Texas, which is a successor in interest to a company originally organized under the laws of the State of Delaware in 1917. AGL is an indirect, wholly-owned subsidiary of AIG Life Holdings (US), Inc. (formerly American General Corporation) ("AIGLH"), which is wholly owned by American International Group, Inc. ("AIG"). The commitments under the Contracts are AGL's, and AIGLH and AIG have has no legal obligation to back those commitments.


AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

American Home Assurance Company

Certain insurance obligations under the Contracts are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), an affiliate of AGL. Insurance obligations include, without limitation, payout options with lifetime guarantees, death benefits and Contract values invested in the Fixed Account. The guarantee does not guarantee Contract value or the investment performance of the variable investment options available under the Contracts. The guarantee provides that Contract owners can enforce the guarantee directly.

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee was terminated for prospectively issued Contracts. The Guarantee will not cover any Contracts with a date of issue later than the Point of Termination. The Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such Contracts are satisfied in full.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG and an affiliate of AGL.

SEPARATE ACCOUNT D

AGL established Separate Account D on November 19, 1973. The Separate Account has 97 Divisions, 16 of which are available under the Contracts offered by this Prospectus. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.

Each Division of the Separate Account is part of AGL's general business. The assets of the Separate Account belong to AGL. Under Texas law and the terms of the Contracts, the assets of the Separate Account will not be chargeable with liabilities arising out of any other business that AGL may conduct. These assets will be held exclusively to meet AGL's obligations under variable annuity Contracts. Furthermore, AGL credits or charges the Separate Account with the income, gains, and losses from the Separate Account's assets, whether or not realized, without regard to other income, gains, or losses of AGL.

THE SERIES


The Separate Account has 16 Divisions funding the variable benefits under the Contracts. These Divisions invest in shares of 16 Series (the five SAM Portfolios and the 11 Accounts) of PVC.

The five "SAM Portfolios" are funded by Series that operate differently from the other 11 "Accounts." You should carefully read the information described in this section of this prospectus. You can also find more information about the Series in PVC's prospectus.


PVC offers Class I shares of these Series, without sales charges, to Separate Account D. PVC may also offer shares to variable annuity and variable life insurance separate accounts of insurers that are not affiliated with AGL. We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict.


For example, violation of the federal tax laws by one separate account investing in PVC could cause the Contracts or other contracts funded through another separate account to lose their tax deferred status. Such a result might require us to take remedial action. A separate account may have to withdraw its participation in PVC, if a material irreconcilable conflict arises among separate accounts. In such event, PVC may have to liquidate portfolio securities at a loss to pay for a separate account's redemption of Trust shares. At the same time, PVC's Board of Directors and AGL will monitor events for any material irreconcilable conflicts that may possibly arise and determine what action, if any, to take to remedy or eliminate the conflict.


We automatically reinvest any dividends or capital gain distributions that we receive on shares of the Series held under Contracts. We reinvest at the Series' net asset value on the date payable. Dividends and distributions will reduce the net asset value of each share of the corresponding Series and increase the number of shares outstanding of the Series by an equivalent value. However, these dividends and distributions do not change your Account Value.

The names of the Series of PVC in which the available Divisions invest are as follows:


Strategic Asset Management ("SAM")
Portfolios                               Funds
----------------------------------       -----
..   SAM Balanced Portfolio               .   Equity Income Account I
..   SAM Conservative Balanced Portfolio  .   Growth Account
..   SAM Conservative Growth Portfolio    .   LargeCap Blend Account
..   SAM Flexible Income Portfolio        .   Income Account
..   SAM Strategic Growth Portfolio       .   Diversified International Account
                                         .   MidCap Stock Account
                                         .   Money Market Account
                                         .   Short-Term Income Account
                                         .   SmallCap Growth Account
                                         .   Mortgage Securities Account
                                         .   West Coast Equity Account



Principal Management Corporation is the investment advisor of each Series of PVC. Edge Asset Management, Inc. is the sub-advisor of the SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, Equity Income Account I, SAM Flexible Income Portfolio, Income Account, MidCap Stock Account, Mortgage Securities Account, Short-Term Income Account, SAM Strategic Growth Portfolio, and the West Coast

Equity Account. Principal Global Investors, LLC is the sub-advisor for the Diversified International Account and the Money Market Account. T. Rowe Price Associates, Inc. is the sub-advisor for the LargeCap Blend Account. Columbus Circle Investors is the sub-advisor for the Growth Account. Emerald Advisers, Inc., Essex Investment Management Company, LLC and UBS Global Asset Management (Americas), Inc. each sub-advise the SmallCap Growth Account. Principal Funds Distributor, Inc. is the distributor of shares of each Series of PVC. None of these companies are affiliated with AGL.


Before selecting any Division, you should carefully read the PVC prospectus, which is attached at the end of this Prospectus. The PVC prospectus discusses detailed information about the Series in which each Division invests, including investment objectives and policies, charges and expenses. The PVC prospectus also provides detailed information about PVC's allocation of the assets of each Portfolio in the "Underlying Funds", and about the predetermined investment limits. Each Portfolio will invest in different combinations of the Underlying Funds.


You may obtain additional copies of this Prospectus or PVC's prospectus by contacting AGL's Annuity Administration Department at the addresses and phone numbers on the first page of this Prospectus.

Voting Privileges

The following people may give us voting instructions for Series shares held in the Separate Account Divisions attributable to their Contract:

    .  You, as the Owner, before the Annuity Commencement Date, and

    .  The Annuitant or other payee, during the Annuity Period.

We will vote according to such instructions at meetings of shareholders of the Series.

We will determine who is entitled to give voting instructions and the number of votes for which they may give directions as of the record date for a meeting. We will calculate the number of votes in fractions. We will calculate the number of votes for any Series as follows:

    .  For each Owner before the Annuity Commencement Date, we will divide
       (1) the Owner's Variable Account Value invested in the corresponding Division by (2) the net asset value of one share of that Series.

    .  For each Annuitant or payee during the Annuity Period, we will divide
       (1) our liability for future Variable Annuity Payments to the Annuitant or payee by (2) the value of an Annuity Unit. We will calculate our liability for future Variable Annuity Payments based on the mortality assumptions and the assumed interest rate that we use in determining the number of Annuity Units under a Contract and the value of an Annuity Unit.

We will vote all shares of each Series owned by the Separate Account as follows:

    . Shares for which we receive instructions, in accordance with those instructions, and

    . Shares for which we receive no instructions, including any shares we own on our own behalf, in the same proportion as the shares for which we receive instructions.

Shares of each Series may be owned by separate accounts of insurance companies other than us. We understand that each Series will see that all insurance companies vote shares uniformly.

We believe that our voting instruction procedures comply with current federal securities law requirements. However, we reserve the right to modify these procedures to conform with legal requirements and interpretations that are put in effect or modified from time to time.

THE FIXED ACCOUNT

Amounts in the Fixed Account or supporting Fixed Annuity Payments become part of our General Account. We have not registered interests in the General Account under the Securities Act of 1933, and we have not registered the General Account as an investment company under the 1940 Act, based on federal law exclusion and exemption. The staff of the Securities and Exchange Commission has advised us that it has not reviewed the disclosures in this Prospectus that relate to the Fixed Account or Fixed Annuity Payments. At the same time, we have legal responsibility for the accuracy and completeness of this Prospectus.

The Fixed Account is not available under Contracts purchased in Oregon before November 20, 2000. For Contracts purchased in Oregon, all references in this prospectus to the Fixed Account apply to Contracts purchased on or after that same date.

Our obligations for the Fixed Account are legal obligations of AGL. Our General Account assets support these obligations. These General Account assets also support our obligations under other insurance and annuity contracts. Investments purchased with amounts allocated to the Fixed Account are the property of AGL. Owners have no legal rights in such investments.

Guarantee Periods

Account Value that the Owner allocates to the Fixed Account earns a Guaranteed Interest Rate beginning with the date of the allocation. This Guaranteed Interest Rate continues for the number of months or years that the Owner selects from among the Guarantee Periods that we then offer.

At the end of a Guarantee Period, we will allocate your Account Value in that Guarantee Period, including interest you have earned, to a new Guarantee Period of the same length. In the alternative, the Owner may submit a Written request to us to allocate this amount to a different Guarantee Period or Periods or to one or more of the Divisions of the Separate Account. We must receive this Written request before the end of the Guarantee Period.

We will contact the Owner regarding the scheduled Annuity Commencement Date, if the Owner has not provided the necessary Written request and the renewed Guarantee Period extends beyond the scheduled Annuity Commencement Date. If the Owner elects to annuitize in this case, we will, under certain circumstances, waive the Surrender Charge. (See "Annuity Payment Options" and "Surrender Charge.")

If the Owner does not annuitize on the scheduled Annuity Commencement Date, we will move the Annuity Commencement Date to the earlier of the end of the renewed Guarantee Period or the latest possible Annuity Commencement Date. (See "Annuity Commencement Date.")

The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the prior Guarantee Period. We will notify the Owner in writing at least 30 days and not more than 60 days before the end of any Guarantee Period.

If the Owner's Account Value in a Guarantee Period is less than $500, we reserve the right to transfer, without charge, the balance to the Money Market Account Division at the end of that Guarantee Period. However, we will transfer such balance to another Division selected by the Owner, if we have received Written instructions to transfer such balance to that Division.

Crediting Interest

We declare the Guaranteed Interest Rate from time to time as market conditions dictate. We tell an Owner the Guaranteed Interest Rate for a Guarantee Period at the time we receive a purchase payment, make a transfer, or renew a Guarantee Period. We may credit a different interest rate from one Guarantee Period to another Guarantee Period that is of the same length, but that began on a different date. The minimum Guaranteed Interest Rate is an effective annual rate of 3%.

AGL's management makes the final determination of the Guaranteed Interest Rates to be declared. AGL cannot predict or assure the level of any future Guaranteed Interest Rates in excess of the minimum Guaranteed Interest Rate stated in your Contract.

You may obtain information concerning the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time from your sales representative or from the addresses or telephone numbers on the first page of this Prospectus.

New Guarantee Periods

Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for that amount. That new Guarantee Period will earn a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract.

Each Guarantee Period has its own Guaranteed Interest Rate. Guarantee Periods can have different Guaranteed Interest Rates. We have the right to change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already started. Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for the amount allocated or transferred. That amount earns a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract. We may offer one or more Guarantee Periods with a required dollar cost averaging feature. (See "Transfers.") Currently we make available a one-year Guarantee Period, and no others. However, we reserve the right to change the Guarantee Periods that we make available at any time. We will always offer at least one Guarantee Period if state law requires us to do so.

CONTRACT ISSUANCE AND PURCHASE PAYMENTS

As of August 1, 2002, no new Contracts will be issued; however, existing Contract Owners may continue to add to their existing Contracts. You may make purchase payments pursuant to employer sponsored plans only with our agreement.

Payments

You should make checks for subsequent purchase payments payable to American General Life Insurance Company and forward them directly to our Home Office. We also accept purchase payments by wire, by direct transfer from your checking, savings or brokerage account, or by exchange from another insurance company. You may obtain further information about how to make purchase payments by any of these methods from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. The minimum subsequent purchase payment is $100. We will credit subsequent purchase payments as of the end of the Valuation Period in which we receive them and any required Written information at our Home Office.

Your purchase payments are allocated to the Divisions of the Separate Account or the Guarantee Period of the Fixed Account as of the date we credit the purchase payments to your Contract. In your application form, you select (in whole percentages) the amount of each purchase payment that you are allocating to each Division and Guarantee Period. You can change these allocation percentages at any time by Written notice to us.

Minimum Requirements

If your Account Value in any Division falls below $500 because of a partial withdrawal from the Contract, we reserve the right to transfer, without charge, the remaining balance in that Division to the Money Market Account Division.

If your Account Value in any Division falls below $500 because of a transfer to another Division or to the Fixed Account, we reserve the right to transfer the remaining balance in that Division, without charge and pro rata, to the investment option or options to which the transfer was made. We will waive these minimum requirements for transfers under the dollar cost averaging and automatic rebalancing programs. (See "Transfers" and "Automatic Rebalancing.")

If your total Account Value falls below $500, we may cancel the Contract. We consider such a cancellation a full surrender of the Contract. We will provide you with 60 days advance notice of any such cancellation.

So long as the Account Value does not fall below $500, you do not have to make further purchase payments. You may, however, elect to make subsequent purchase payments at any time before the Annuity Commencement Date, if the Owner and Annuitant are still living.

OWNER ACCOUNT VALUE

Before the Annuity Commencement Date, your Account Value under a Contract is the sum of your Variable Account Value and Fixed Account Value, as discussed below.

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Variable Account Value

As of any Valuation Date before the Annuity Commencement Date:

    . Your Variable Account Value is the sum of your Variable Account Values in each Division of the Separate Account.

    . Your Variable Account Value in a Division is the product of the number of your Accumulation Units in that Division multiplied by the value of one such Accumulation Unit as of that Valuation Date.

There is no guaranteed minimum Variable Account Value. To the extent that your Account Value is allocated to the Separate Account, you bear the entire investment risk.

We credit Accumulation Units in a Division to you when you allocate purchase payments or transfer amounts to that Division. Similarly, we redeem Accumulation Units when you transfer or withdraw amounts from a Division or when we pay certain charges under the Contract. We determine the value of these Accumulation Units at the end of the Valuation Date on which we make the credit or charge.

The value of an Accumulation Unit for a Division on any Valuation Date is equal to the previous value of that Division's Accumulation Unit multiplied by that Division's net investment factor for the Valuation Period ending on that Valuation Date.

The net investment factor for a Division is determined by dividing (1) the net asset value per share of the Series shares held by the Division, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made for the Series shares held by the Division during the current Valuation Period, by (2) the net asset value per share of the Series shares held in the Division determined at the end of the previous Valuation Period. We then subtract from that result a factor representing the mortality risk, expense risk and administrative expense charge.

Fixed Account Value

As of any Valuation Date before the Annuity Commencement Date:

    . Your Fixed Account Value is the sum of your Fixed Account Value in all Guarantee Periods.

    . Your Fixed Account Value in a Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate: (1) the amount of net purchase payments, renewals and transferred amounts allocated to the Guarantee Period, less
       (2) the amount of any transfers or withdrawals out of the Guarantee Period, including withdrawals to pay applicable charges.

AGL guarantees the Fixed Account Value. AGL bears the investment risk for amounts allocated to the Fixed Account, except to the extent that AGL may vary the Guaranteed Interest Rate for future Guarantee Periods (subject to the 3% minimum Guaranteed Interest Rate stated in your Contract).

TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL WITHDRAWAL OF OWNER ACCOUNT VALUE

Transfers

You can transfer your Account Value beginning 30 days after we issue your Contract and before the Annuity Commencement Date. The following rules apply:

    . You may transfer your Account Value at any time among the available Divisions of the Separate Account and the Guarantee Period. Transfers will be effective at the end of the Valuation Period in which we receive your Written or telephone transfer request.

    . If a transfer causes your Account Value in any Division or the Guarantee Period to fall below $500, we reserve the right to transfer the remaining balance in that Division or the Guarantee Period in the same proportions as the transfer request.

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    .  You may make up to 12 transfers each Contract Year without charge. We will charge you $25 for each additional transfer.

    . You may transfer no more than 25% of the Account Value you allocated to the Guarantee Period at its inception during any Contract Year. This 25% limitation does not apply to transfers from the Guarantee period
       (1) within 15 days before or after the end of the Guarantee Period in which you held the transferred amounts, or (2) a renewal at the end of the Guarantee Period to the same Guarantee Period.

You may establish an automatic transfer plan. (We also refer to this plan as a dollar cost averaging plan.) The rules about transfers, which we describe in this prospectus, will apply to this plan. Under this plan, we will automatically transfer amounts from any Division or the one-year Guarantee Period (or any other Guarantee Period that is available at that time) to one or more other variable Divisions. You will select:

    .  the amount we are to transfer under the plan,

    . the frequency of the transfers - either monthly, quarterly, semi-annually, or annually, and

    .  the duration of the plan.

We may also offer certain "special automatic transfer plans" to Owners who:

    .  make new purchase payments, and

    . do not own another annuity contract which AGL, or any AGL affiliate, issued.

Under such plans, we will make equal monthly transfers over a period of time that we will determine. We may offer a higher Guaranteed Interest Rate under such a special automatic transfer plan than we would offer for another Guarantee Period of the same duration that is not offered under such a plan. Any such higher interest rate will reflect differences in costs or services and will not be unfairly discriminatory as to any person.

Differences in costs or services will result from such factors as reduced sales expenses or administrative efficiencies related to transferring amounts to other Divisions on an automatic, rather than a discretionary, basis.

Transfers under any automatic transfer plan will:

    .  not count towards the 12 free transfers each Contract Year,

    .  not incur a $25 charge,

    . not be subject to the 25% limitation on transfers from the Guarantee Period, and

    . not be subject to the minimum Division Account Value requirement described above.

You may obtain additional information about how to establish an automatic transfer plan from your sales representative or from us at the telephone numbers and addresses on the first page of this Prospectus. You cannot have an automatic transfer plan in effect at the same time you have Automatic Rebalancing, described below, in effect.

You can make transfers by telephone if you have completed a Telephone Transfer Authorization form and given it to us. The form provides certain rules about telephone transfers which you will have to follow. We will honor telephone transfer instructions from any person who provides the correct information. So there is a risk of possible loss to you if an unauthorized person uses this service in your name. Currently we try to limit the availability of telephone transfers only to the Owner of the Contract. We are not liable for any acts or omissions based upon telephone instructions that we reasonably believe to be genuine. We are not responsible for losses arising from errors in the communication of transfer instructions.

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We have established procedures for accepting telephone transfer instructions, which include:

    .  verification of the Contract number,

    .  verification of the identity of the caller,

    .  verification of both the Annuitant's and Owner's names, and

    .  a form of personal identification from the caller.


We will mail to the Owner a Written confirmation of the transaction. We might receive telephone transfer instructions from more than one person on the same day, or our recording equipment might malfunction. It may be impossible for you to make a telephone transfer at the time you wish. If this occurs, you should submit a Written transfer request. Also, we will not process the transaction if, due to malfunction or other circumstances, the recording of your telephone request is incomplete or not fully comprehensible. The phone number for telephone exchanges is 1-800-277-0914.


Automatic Rebalancing

You may arrange for Automatic Rebalancing among the Separate Account Divisions, if your Contract has an Account Value of $25,000 or more at the time we receive the application for Automatic Rebalancing. You may apply for Automatic Rebalancing either at issue or after issue, and you may subsequently discontinue it. The five Portfolios are not available for automatic rebalancing.

Under Automatic Rebalancing, we transfer funds among the Separate Account Divisions to maintain the percentage allocation you have selected for each Division. At your election, we will make these transfers on a quarterly, semi-annual or annual basis, measured from the Contract Anniversary date. A Contract Anniversary date that falls on the 29th, 30th, or 31st of the month will result in Automatic Rebalancing starting with the 1st of the next month.

Automatic Rebalancing does not permit transfers to or from any Guarantee Period. Transfers under Automatic Rebalancing will not count towards the 12 free transfers each Contract Year and will not incur a $25 charge. You cannot have Automatic Rebalancing in effect at the same time you have an automatic transfer plan, described above, in effect.

Market Timing

The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

    . dilution in the value of Fund shares underlying investment options of other Contract Owners;

    .  interference with the efficient management of the Fund's portfolio; and

    .  increased administrative costs.

We have policies and procedures that require us to monitor the Contracts to determine if a Contract Owner requests:

    . an exchange out of a variable investment option within two calendar weeks of an earlier exchange into that same variable investment option; or

    . exchanges into or out of the same variable investment option more than twice in any one calendar quarter.

If either of the above transactions occurs, we will suspend such Contract Owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. The suspension of Contract transfer privileges will last for no more than six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

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The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.

In addition, Contract Owners incur a $25 charge for each transfer in excess of 12 each year.

Surrenders

At any time before the Annuity Commencement Date and while the Annuitant is still living, the Owner may make a full surrender from a Contract.

We will pay you the following upon full surrender:

    . your Account Value at the end of the Valuation Period in which we receive a Written surrender request,

    .  minus any applicable Surrender Charge,

    .  minus any uncollected Contract Fee (see "Annual Contract Fee"), and

    .  minus any applicable premium tax.

Our current practice is to require that you return the Contract to our Home Office with any request for a full surrender.

After a full surrender, or if the Owner's Account Value falls to zero, all rights of the Owner, Annuitant or any other person under the Contract will terminate. The Owner will, however have a right to reinvest the proceeds of the Contract. (See "One-Time Reinstatement Privilege.")

All collateral assignees of record must consent to any full surrender.

Partial Withdrawals

Your Written request for a partial withdrawal should specify the Divisions of the Separate Account, or the Guarantee Periods of the Fixed Account, from which you wish to make the partial withdrawal. We will take the withdrawal pro rata from the Divisions and the Guarantee Period, if (1) you do not tell us how to make the withdrawal, or (2) we cannot make the withdrawal as you requested.

Partial withdrawal requests must be for at least $100 or, if less, all of your Account Value. If your remaining Account Value in a Division or Guarantee Period would be less than $500 as a result of the withdrawal (except for the Money Market Fund Division), we reserve the right to transfer the remaining balance to the Money Market Fund Division. We will do this without charge.

We will always pay you the amount of your partial withdrawal request, except that we may deny your request for a partial withdrawal if it would reduce your Account Value below $500. The value of your Accumulation Units and Fixed Account interests that we redeem will equal the amount of the withdrawal request, plus any applicable Surrender Charge and premium tax. You can also tell us to take Surrender Charges and income tax from the amount you want withdrawn.

We also make available a systematic withdrawal plan. Under this plan, you may make automatic partial withdrawals in amounts and at periodic intervals that you specify. The terms and conditions that apply to other partial withdrawals will also apply to this plan. You may obtain additional information about how to establish a systematic withdrawal plan from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. We reserve the right to modify or terminate the systematic withdrawal plan at any time.

The Code imposes a penalty tax on certain premature surrenders or withdrawals. See the "Federal Income Tax Matters" section for a discussion of this and other tax implications of total surrenders and systematic and other partial withdrawals. This section also discusses tax withholding requirements.

All collateral assignees of record must consent to any partial withdrawal.

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ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

Annuity Commencement Date

The Annuity Commencement Date may be any day of any month up to the Annuitant's 100/th/ birthday. (Pennsylvania has special limitations that require the Annuity Commencement Date to be no later than age 90, and as early as age 85. Oregon requires the Annuity Commencement Date to be no later than age 95.) You may select the Annuity Commencement Date in the Contract application. You may also change a previously selected date any time before that date by submitting a Written request, subject to our approval in most cases.

See "Federal Income Tax Matters" for a discussion of the penalties that may result from distributions before the Annuitant's reaching age 59 1/2 under any Contract or after April 1 of the year following the calendar year in which the Annuitant reaches age 70 1/2 under certain Qualified Contracts.

Application of Owner Account Value

We will automatically apply your Variable Account Value in any Division to provide Variable Annuity Payments based on that Division and your Fixed Account Value to provide Fixed Annuity Payments. However, we will apply your Account Value in different proportions, if you give us Written instructions at least 30 days before the Annuity Commencement Date.

We deduct any applicable state and local premium taxes from the amount of Account Value that we apply to an Annuity Payment Option. In some cases, we may deduct a Surrender Charge from the amount we apply. (See "Surrender Charge.") Subject to any such adjustments, we apply your Variable and Fixed Account Values to an Annuity Payment Option, as discussed below, as of the end of the Valuation Period that contains the 10/th/ day before the Annuity Commencement Date.

Fixed and Variable Annuity Payments

We will determine your first monthly Fixed or Variable Annuity Payment using the annuity tables in the Contract and the amount of your Account Value that is applied to provide the Fixed or Variable Annuity Payments.

We determine the amount of each monthly Fixed Annuity Payment thereafter based on the terms of the Annuity Payment Option selected.

We determine the amount of each monthly Variable Annuity Payment thereafter as follows:

    . We convert the Account Value that we apply to provide Variable Annuity Payments to a number of Annuity Units. We do this by dividing the amount of the first Variable Annuity Payment by the value of an Annuity Unit of a Division as of the end of the Valuation Period that includes the 10/th/ day before the Annuity Commencement Date. This number of Annuity Units remains constant for any Annuitant.

    . We determine the amount of each subsequent Variable Annuity Payment by multiplying the number of Annuity Units by the value of an Annuity Unit as of the end of the Valuation Period that contains the 10/th/ day before the date of each payment.

    . If we base the Variable Annuity Payments on more than one Division, we perform these calculations separately for each Division.

    . The value of an Annuity Unit at the end of a Valuation Period is the value of the Annuity Unit at the end of the previous Valuation Period, multiplied by the net investment factor (see "Variable Account Value") for the Valuation Period, with an offset for the 3.5% assumed interest rate used in the Contract's annuity tables.

The Contract's annuity tables use a 3 1/2% assumed interest rate. A Variable Annuity Payment based on a Division will be greater than the previous month, if the Division's investment return for the month is at an annual rate greater than 3 1/2%. Conversely, a Variable Annuity Payment will be less than the previous month, if the Division's investment return is at an annual rate less than 3 1/2%.

Annuity Payment Options

Sixty to 90 days before the Scheduled Annuity Commencement Date, we will
(1) notify you that the Contract is scheduled to mature, and (2) request that you select an Annuity Payment Option.

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If you have not selected an Annuity Payment Option ten days before the Annuity
Commencement Date, we will proceed as follows:

    . We will extend the Annuity Commencement Date to the Annuitant's 100/th/ birthday, if the scheduled Annuity Commencement Date is any date before the Annuitant's 100/th/ birthday; or

    . We will pay the Account Value, less any applicable charges and premium taxes, in one sum to you, if the scheduled Annuity Commencement Date is the Annuitant's 100/th/ birthday.

The procedure just described is different in Pennsylvania and Oregon because the Annuity Commencement Date cannot exceed age 90 in Pennsylvania and age 95 in Oregon.

The Code imposes minimum distribution requirements on the Annuity Payment Option you choose in connection with Qualified Contracts. (See "Federal Income Tax Matters.") We are not responsible for monitoring or advising Owners whether they are meeting the minimum distribution requirements, unless we have received a specific Written request to do so.

Election of Annuity Payment Option

You may elect an Annuity Payment Option only if the initial annuity payment meets the following minimum requirements:

    . where you elect only Fixed or Variable Annuity Payments, the initial payment must be at least $100; or

    . where you elect a combination of Variable and Fixed Annuity Payments, the initial payment must be at least $50 on each basis.

If the initial annuity payment falls below these amounts, we will reduce the frequency of annuity payments. If the initial payment still falls below these amounts, we will make a single payment to the Annuitant or other properly designated payee equal to your Account Value. We will deduct any applicable Surrender Charge, uncollected Annual Contract Fee and premium tax.

You may elect the annuity option that will apply for payments to a Beneficiary, if you or the Annuitant dies. If you have not made this election, the Beneficiary may do so within 60 days after the death proceeds become payable. (See "Death Proceeds.") Thereafter, the Beneficiary will have all the remaining rights and powers under the Contract and be subject to all of its terms and conditions. We will make the first annuity payment at the beginning of the second month following the month in which we approve the settlement request. We will credit Annuity Units based on Annuity Unit Values at the end of the Valuation Period that contains the 10/th/ day before the beginning of that second month.

When an Annuity Payment Option becomes effective, you must deliver the Contract to our Home Office, in exchange for a payment contract providing for the option elected.

We provide information about the relationship between the Annuitant's gender and the amount of annuity payments, including any requirements for gender-neutral annuity rates and in connection with certain employee benefit plans under "Gender of Annuitant" in the SAI. (See "Contents of Statement of Additional Information.")

Available Annuity Payment Options

Each Annuity Payment Option, except Option 5, is available on both a fixed and variable basis. Option 5 is available on a fixed basis only.

Option 1 - Life Annuity - We make annuity payments monthly during the lifetime of the Annuitant. These payments stop with the last payment due before the death of the Annuitant. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment, if the Annuitant dies before the second annuity payment.

Option 2 - Life Annuity with 120, 180, or 240 Monthly Payments Certain - We make annuity payments monthly during the lifetime of an Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

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Option 3 - Joint and Last Survivor Life Annuity - We make annuity payments monthly during the lifetime of the Annuitant and another payee and during the lifetime of the survivor of the two. We stop making payments with the last payment before the death of the survivor. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment if both die before the second annuity payment. The election of this option is ineffective if either one dies before the Annuity Commencement Date. In that case, the survivor becomes the sole Annuitant, and we do not pay death proceeds because of the death of the other Annuitant.

Option 4 - Payments for a Designated Period - We make annuity payments monthly to an Annuitant or other properly-designated payee, or at his or her death, to the Beneficiary, for a selected number of years ranging from five to 40. If this option is selected on a variable basis, the designated period may not exceed the life expectancy of the Annuitant or other properly-designated payee.

Under the fourth option, we provide no mortality guarantee, even though we reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

A payee receiving Variable (but not Fixed) Annuity Payments under Option 4 can elect at any time to commute (terminate) the option and receive the current value of the annuity in a single sum. The current value of an annuity under Option 4 is the value of all remaining annuity payments, assumed to be level, discounted to present value at an annual rate of 3.5%. We calculate that value the next time we determine values after receiving your Written request for payment. The election of a single sum payment under Option 4 is the only way you may terminate any Annuity Payment Option once annuity payments have started.

Option 5 - Payments of a Specific Dollar Amount - We pay the amount due in equal monthly installments of a designated dollar amount until the remaining balance is less than the amount of one installment. The amount of each installment may not be less than $125 or more than $200 each year per $1,000 of the original amount due. If the person receiving these payments dies, we continue to make the remaining payments to the Beneficiary. Payments under this option are available on a fixed basis only. To determine the remaining balance at the end of any month, we decrease the balance at the end of the previous month by the amount of any installment paid during the month. We then apply, to the remainder, interest at a rate not less than 3.5% compounded annually. If the remaining balance at any time is less than the amount of one installment, we will pay the balance as the final payment under the option.

We reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

The Code may treat the election of Option 4 or Option 5 in the same manner as a surrender of the total Account Value. For tax consequences of such treatment, see "Federal Income Tax Matters." In addition, the Code may not give tax-deferred treatment to subsequent earnings.

Alternative Amount Under Fixed Life Annuity Options - In the case of Fixed Annuity Payments under one of the first three Annuity Payment Options described above, we make a special election available. In that case, the Owner (or the Beneficiary, if the Owner has not elected a payment option) may elect monthly payments based on single payment immediate fixed annuity rates we offer at that time. This provision allows the Annuitant or other properly-designated payee to receive the fixed annuity purchase rate in effect for new single payment immediate annuity Contracts, if it is more favorable.

In place of monthly payments, you may elect payments on a quarterly, semi-annual or annual basis. In that case, we determine the amount of each annuity payment on a basis consistent with that described above for monthly payments.

Transfers

After the Annuity Commencement Date, the Annuitant or other properly designated payee may make one transfer every 180 days among the available Divisions of the Separate Account or from the Divisions to a Fixed Annuity Payment Option. We will assess no charge for the transfer. We do not permit transfers from a Fixed to a Variable Annuity Payment Option. If a transfer causes the value in any Division to fall below $500, we reserve the right to transfer the remaining balance in that Division in the same proportion as the transfer request. We make transfers effective at the end of the Valuation Period in which we receive the Written transfer request at our Home Office. We reserve the right to terminate or restrict transfers at any time.

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DEATH PROCEEDS

Death Proceeds Before the Annuity Commencement Date

The death proceeds described below are payable to the Beneficiary under the Contract if any of the following events occurs before the Annuity Commencement
Date:

    . the Annuitant dies, and no Contingent Annuitant has been named under a Non-Qualified Contract;

    . the Annuitant dies, and we also receive proof of death of any named Contingent Annuitant; or

    . the Owner (including the first to die in the case of joint Owners) of a Non-Qualified Contract dies, regardless of whether the deceased Owner was also the Annuitant. (However, if the Beneficiary is the Owner's surviving spouse, the surviving spouse may elect to continue the Contract as described later in this section).

The death proceeds, before deduction of any premium taxes and other applicable taxes, will equal the greatest of:

    . the sum of all net purchase payments made (less any premium taxes and other applicable taxes we deducted previously and all prior partial withdrawals);

    . the Owner's Account Value as of the end of the Valuation Period in which we receive, at our Home Office, proof of death and the Written request as to the manner of payment; or

    . the "highest anniversary value" before the date of death, as defined below.

       The highest anniversary value before the date of death will be determined as follows:

         (a) First, we will calculate the Account Values at the end of each of the past Contract Anniversaries that occurs before the deceased's 81st birthday. (We will thereafter use only the Contract Anniversary Account Values that occurred before the deceased's 81st birthday.);

         (b) Second, we will increase each of the Account Values by the amount of net purchase payments the Owner has made since the end of such Contract Anniversaries; and

         (c) Third, we will reduce the result by the amount of any withdrawals the Owner has made since the end of such Contract Anniversaries.

         The highest anniversary value will be an amount equal to the highest of such values. Net purchase payments are purchase payments less applicable taxes deducted at the time the purchase payment is made.

The death proceeds become payable to the Beneficiary when we receive:

    .  proof of the Owner's or Annuitant's death, and

    .  a Written request from the Beneficiary specifying the manner of payment.

If the Owner has not already done so, the Beneficiary may, within 60 days after the date the death proceeds become payable, elect to receive the death proceeds as (1) a single sum or (2) in the form of one of the Annuity Payment Options provided in the Contract. (See "Annuity Payment Options.") If we do not receive a request specifying the manner of payment, we will make a single sum payment, based on values we determine at that time.

If the Owner (including the first to die if there are joint Owners) under a Non-Qualified Contract dies before the Annuity Commencement Date, we will distribute all amounts payable under the Contract in accordance with the following rules:

    .  We will distribute all amounts:

         (a) within five years of the date of death, or

         (b) if the Beneficiary elects, as annuity payments, beginning within one year of the date of death and continuing over a period not extending beyond the life or life expectancy of the Beneficiary.

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    .  If the Beneficiary is the Owner's surviving spouse, the spouse may elect to continue the Contract as the new Owner. If the original Owner was the Annuitant, the surviving spouse may also elect to become the new Annuitant.

    . If the Owner is not a natural person, these distribution requirements apply at the death of the primary Annuitant, within the meaning of the Code. Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy the requirements described in this Section may result in serious adverse tax consequences.

Death Proceeds After the Annuity Commencement Date

If the Annuitant dies on or after the Annuity Commencement Date, the amounts payable to the Beneficiary or other properly designated payee are any continuing payments under the Annuity Payment Option in effect. (See "Annuity Payment Options.") In such case, the payee will:

    .  have all the remaining rights and powers under a Contract, and

    .  be subject to all the terms and conditions of the Contract.

Also, if the Annuitant dies on or after the Annuity Commencement Date, no previously named Contingent Annuitant can become the Annuitant.

If the payee under a Non-Qualified Contract dies after the Annuity Commencement Date, we will distribute any remaining amounts payable under the terms of the Annuity Payment Option at least as rapidly as under the method of distribution in effect when the payee dies. If the payee is not a natural person, this requirement applies upon the death of the primary Annuitant, within the meaning of the Code.

Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy requirements described in this section may result in serious adverse tax consequences.

Proof of Death

We accept the following as proof of any person's death:

    .  a certified death certificate;

    . a certified decree of a court of competent jurisdiction as to the finding of death;

    . a written statement by a medical doctor who attended the deceased at the time of death; or

    .  any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract terminates, and our obligations are complete.

CHARGES UNDER THE CONTRACTS

Premium Taxes

When applicable, we will deduct premium taxes imposed by certain states. We may deduct such amount either at the time the tax is imposed or later. We may deduct the amount as follows:

    .  from purchase payment(s) when received;

    .  from the Owner's Account Value at the time annuity payments begin;

    .  from the amount of any partial withdrawal; or

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

    . from proceeds payable upon termination of the Contract for any other reason, including death of the Owner or Annuitant, and surrender of the Contract.

If premium tax is paid, AGL may reimburse itself for the tax when making the deduction under the second, third, and fourth items on the list immediately above, by multiplying the sum of Purchase Payments being withdrawn by the applicable premium tax percentage.

Applicable premium tax rates depend upon the Owner's then-current place of residence. Applicable rates currently range from 0% to 3 1/2%. The rates are subject to change by legislation, administrative interpretations, or judicial acts. We will not make a profit on this charge.

Surrender Charge

The Surrender Charge reimburses us for part of our expenses in distributing the Contracts. We believe, however, that the amount of our expenses will exceed the amount of revenues generated by the Surrender Charge. We will pay for extra expenses out of our general surplus, which might include profits from the charge for the assumption of mortality and expense risks.

Unless a withdrawal is exempt from the Surrender Charge (as discussed below), the Surrender Charge is a percentage of the amount of each purchase payment that you withdraw during the first seven years after we receive that purchase payment. The percentage declines depending on how many years have passed since we originally credited the withdrawn purchase payment to your Account Value, as follows:

                                          Surrender Charge as a
                Year of Purchase          Percentage of Purchase
                Payment Withdrawal        Payment Withdrawn
                ------------------        ----------------------
                1st                                 7%
                2nd                                 6%
                3rd                                 5%
                4th                                 5%
                5th                                 4%
                6th                                 3%
                7th                                 2%
                Thereafter                          0%

In computing the Surrender Charge, we deem withdrawals from your Account Value to consist first of purchase payments, in order of contribution, followed by any amounts in excess of purchase payments. The Surrender Charge will apply to the following transactions, which we consider to be withdrawals:

    .  total surrender;

    .  partial withdrawal;

    .  commencement of an Annuity Payment Option; and

    .  termination due to insufficient Account Value.

The Surrender Charge will not apply to withdrawals in the following circumstances:

    . to the amount of withdrawals that exceeds the cumulative amount of your purchase payments;

    . upon death of the Annuitant, at any age, after the Annuity Commencement Date;

    . upon death of the Annuitant, at any age, before the Annuity Commencement Date, provided no Contingent Annuitant survives;

    . upon death of the Owner, including the first to die in the case of joint Owners of a Non-Qualified Contract, unless the Contract continues under the special rule for a surviving spouse;

    . upon annuitization over at least ten years, or life contingent annuitization where the life expectancy is at least ten years;

    .  within the 30-day window under the One-Time Reinstatement Privilege;

    . if the Annuitant is confined to a long-term care facility or is subject to a terminal illness (see "Long-Term Care and Terminal Illness");

    . to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed the greater of (1) 15% of your Purchase Payments that have not previously been withdrawn and that have been credited to your Contract for less than seven years, or (2) 15% of your Account Value, in each Contract Year, calculated as of the end of the previous Contract Anniversary, less any amounts that have been withdrawn during such Contract Year. For example, let's say we issued your Contract on February 15, 2000 with a Purchase Payment of $100,000. You make no withdrawals or additional Purchase Payments during the first Contract Year. Let's assume your Account Value at the end of your first Contract Year, February 15, 2001, had grown to $110,000. You may withdraw the greater of 15% of your $100,000 Purchase Payment ($15,000), or 15% of your $110,000 Account Value ($16,500), without a Surrender Charge. Because $16,500 is greater than $15,000, you can withdraw $16,500 without a Surrender Charge. (If we issued your Contract before February 15, 2000, this section is different for you. See "Special Surrender Charge Rules for Contracts Issued After October 1, 1998 and Before February 15, 2000" or "Special Surrender Charge Rules for Contracts Issued Before October 2, 1998."); and

    . to any amounts withdrawn that are in excess of the amount permitted by the 15% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contact funding the trust more rapidly than the 15% free withdrawal privilege permits. This exception is subject to our approval.

If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. You may make non-automatic and automatic withdrawals in any Contract Year subject to the 15% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 15% free withdrawal privilege. We add all withdrawals and charge you a Surrender Charge only on amounts that exceed the 15% free withdrawal privilege. See the discussion under "Surrender Charge" for an explanation of how we calculate the Surrender Charge.

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 15% free withdrawal privilege described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

Special Surrender Charge Rules for Contracts Issued After October 1, 1998 and Before February 15, 2000

If we issued your Contract after October 1, 1998 and before February 15, 2000, your 15% free withdrawal privilege differs from the free withdrawal privilege described in the previous section. We use a different formula to calculate the amount you can withdraw from your Contract without a Surrender Charge. The following section discusses this different formula.

If we issued your Contract after October 1, 1998 and before February 15, 2000, the Surrender Charge will not apply to withdrawals in the following circumstances:

    . to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 15% of the amount of your purchase payments that (1) have not previously been withdrawn and (2) have been credited to the Contract for at least one year. (If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 15% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 15% free withdrawal); and

    . to any amounts withdrawn that are in excess of the amount permitted by the 15% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 15% free withdrawal privilege permits. This exception is subject to our approval.)

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 15% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age
59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

Special Surrender Charge Rules for Contracts Issued Before October 2, 1998

The 15% free withdrawal privilege discussed above is a 10% free withdrawal privilege if we issued your Contract before October 2, 1998. The 10% limit is the only difference in your free withdrawal privilege. The affected discussion follows, using "10%" in place of "15%."

If we issued your Contract before October 2, 1998, the Surrender Charge will not apply to withdrawals in the following circumstances:

    . to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 10% of the amount of your purchase payments that (1) have not previously been withdrawn and (2) have been credited to the Contract for at least one year. (If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 10% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 10% free withdrawal); and

    . to any amounts withdrawn that are in excess of the amount permitted by the 10% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 10% free withdrawal privilege permits. This exception is subject to our approval.)

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 10% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age
59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

Transfer Charges

We describe the charges assessed to pay the expense of making transfers under "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers" and "Annuity Period and Annuity Payment Options - Transfers." These charges are not designed to yield a profit.

Annual Contract Fee

We will deduct an Annual Contract Fee of $35 from your Account Value at the end of each Contract Year before the Annuity Commencement Date. (The Fee is $30 for Contracts issued in the State of North Dakota.) This Fee is for administrative expenses (which do not include expenses of distributing the Contracts). We do not expect the revenues we derive from this Fee to exceed the expenses. Unless paid directly, the Fee will be allocated among the Guarantee Period and Divisions in proportion to your Account Value in each. We will deduct the entire Fee for the year from the proceeds of any full surrender. We reserve the right to waive the Fee.

Charge to the Separate Account

We deduct from Separate Account assets a daily charge at an annualized rate of 1.40% of the average daily net asset value of the Separate Account attributable to the Contracts. This charge (1) offsets administrative expenses not covered by the Annual Contract Fee discussed above and (2) compensates us for assuming mortality and expense risks under the Contracts. The 1.40% charge divides into 0.15% for administrative expenses and 1.25% for the assumption of mortality and expense risks.

We do not expect to earn a profit on that portion of the charge that is for administrative expenses. However, we do expect to derive a profit from the portion that is for the assumption of mortality and expense risks. There is no necessary relationship between the amount of administrative charges deducted for a given Contract and the amount of expenses actually attributable to that Contract.

In assuming the mortality risk, we incur the risks that:

    .  our actuarial estimate of mortality rates may prove erroneous,

    .  Annuitants will live longer than expected, and

    . more Owners or Annuitants than expected will die at a time when the death benefit we guarantee is higher than the net surrender value of their interests in the Contracts.

In assuming the expense risk, we incur the risk that the revenues from the expense charges under the Contracts (charges that we guarantee will not increase) will not cover our expense of administering the Contracts.

Miscellaneous

Each Series pays charges and expenses out of its assets. The Prospectus for each Series describes the charges and expenses. We reserve the right to impose charges or establish reserves for any federal or local taxes that we incur today or may incur in the future and that we deem attributable to the Contracts.

Systematic Withdrawal Plan

You may make automatic partial withdrawals, at periodic intervals, through a systematic withdrawal program. Minimum payments are $100. You may choose from schedules of monthly, quarterly, semi-annual, or annual payments. You may start, stop, increase, or decrease payments. You may elect to (1) start withdrawals as early as 30 days after the issue date of the Contract and
(2) take withdrawals from the Fixed Account or any Division. Systematic withdrawals are subject to the terms and conditions applicable to other partial withdrawals, including Surrender Charges and exceptions to Surrender Charges.

One-Time Reinstatement Privilege

If your Account Value at the time of surrender is at least $500, you may elect to reinvest all of the proceeds that you liquidated from the Contract within the previous 30 days. In this case, we will credit the Surrender Charge and the Annual Contract Fee, if a new Annual Contract Fee is not then due, back to the Contract. We will reinvest the proceeds at the value we next compute following the date of receipt of the proceeds. Unless you request otherwise, we will allocate the proceeds among the Divisions and Guarantee Periods in the same proportions as before surrender. We will compute any subsequent Surrender Charge as if we had issued the Contract at the date of reinstatement for a purchase payment in the amount of the net surrender proceeds. You may use this privilege only once.

This privilege is not available under Contracts purchased in Oregon.

Reduction in Surrender Charges or Administrative Charges

We may reduce the Surrender Charges or administrative charges imposed under certain Qualified Contracts for employer sponsored plans. Any such reductions will reflect differences in costs or services and will not be unfairly discriminatory as to any person. Differences in costs and services result from factors such as reduced sales expenses or administrative efficiencies relating to serving a large number of employees of a single employer and functions assumed by the employer that we otherwise would have to perform.

LONG-TERM CARE AND TERMINAL ILLNESS

The rider we describe below is not available in all states. You should ask your sales representative or our Home Office to tell you if it applies to you. There is no separate charge for this rider.

Long-Term Care

We describe long-term care in a special Contract rider. No Surrender Charge will apply to a partial withdrawal or total surrender made during any period of time that the Annuitant is confined continuously for 30 days or more (or within 30 days after discharge) in a hospital or state-licensed in-patient nursing facility. You must give us Written proof of such confinement.

Terminal Illness

The same rider provides that no Surrender Charge will apply to a partial withdrawal or total surrender if you give us a physician's Written certification that the Annuitant is terminally ill and not expected to live more than twelve months. We must waive or exercise our right to a second physician's opinion.

OTHER ASPECTS OF THE CONTRACTS

Only an officer of AGL can agree to change or waive the provisions of any Contract. The Contracts are non-participating, which means they are not entitled to share in any dividends, profits or surplus of AGL.

Owners, Annuitants, and Beneficiaries; Assignments

You, as the Owner of a Contract, will be the same as the Annuitant, unless you choose a different Annuitant when you purchase a Contract. In the case of joint ownership, both Owners must join in the exercise of any rights or privileges under the Contract. You choose the Annuitant and any Contingent Annuitant in the application for a Contract and may not change that choice.

You choose the Beneficiary and any Contingent Beneficiary when you purchase a Contract. You may change a Beneficiary or Contingent Beneficiary before the Annuity Commencement Date, while the Annuitant is still alive. The payee may make this change after the Annuity Commencement Date.

We will make any designation of a new Beneficiary or Contingent Beneficiary effective as of the date it is signed. However, the change in designation will not affect any payments we make or action we take before we receive the Written request. We also need the Written consent of any irrevocably-named Beneficiary or Contingent Beneficiary before we make a change. Under certain retirement programs, the law may require spousal consent to name or change a Beneficiary to a person other than the spouse. We are not responsible for the validity of any designation of a Beneficiary or Contingent Beneficiary.

If the Beneficiary or Contingent Beneficiary is not living at the time we are to make any payment, you as the Owner will be the Beneficiary. If you are not then living, your estate will be the Beneficiary.

Owners and other payees may assign their rights under Qualified Contracts only in certain narrow circumstances referred to in the Contracts. Owners and other payees may assign their rights under Non-Qualified Contracts, including their ownership rights. We take no responsibility for the validity of any assignment. Owners must make a change in ownership rights in Writing and send a copy to our Home Office. We will make the change effective on the date it was made. However, we are not bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record at our Home Office. An assignment or pledge of a Contract may have adverse tax consequences. (See "Federal Income Tax Matters.")

Reports

We will mail to Owners (or anyone receiving payments following the Annuity Commencement Date), any reports and communications required by applicable law. We will mail to the last known address of record. You should give us prompt written notice of any address change.

Rights Reserved by Us

Upon notice to the Owner, we may modify a Contract to the extent necessary to:

    .  reflect a change in the Separate Account or any Division;

    .  create new separate accounts;

    . operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law;

    . transfer any assets in any Division to another Division, or to one or more separate accounts, or the Fixed Account;

    . add, combine or remove Divisions in the Separate Account, or combine the Separate Account with another separate account;

    .  add, restrict or remove Guarantee Periods of the Fixed Account;

    .  make any new Division available to you on a basis we determine;

    . substitute, for the shares held in any Division, the shares of another Series or the shares of another investment company or any other investment permitted by law;

    . make any changes required by the Code or by any other law, regulation or interpretation to continue treatment of the Contract as an annuity;

    . commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state laws that apply; or

    .  make any changes required to comply with the rules of any Series.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

Payment and Deferment

We will normally pay amounts surrendered or withdrawn from a Contract within seven calendar days after the end of the Valuation Period in which we receive the Written surrender or withdrawal request at our Home Office. A Beneficiary may request the manner of payment of death proceeds within 60 days after the death proceeds become payable. If we do not receive a Written request specifying the manner of payment, we will pay the death benefit as a single sum, normally within seven calendar days after the end of the Valuation Period that contains the last day of the 60 day period. We reserve the right, however, to defer payments or transfers out of the Fixed Account for up to six months. Also, we reserve the right to defer payment of that portion of your Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Finally, we reserve the right to defer payment of any surrender, annuity payment, or death proceeds out of the Variable Account Value if:

    . the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;

    . the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Variable Account Value; or

    .  the SEC by order permits the delay for the protection of Owners.

We may also postpone transfers and allocations of Account Value among the Divisions and the Fixed Account under these circumstances.

FEDERAL INCOME TAX MATTERS

General

We cannot comment on all of the federal income tax consequences associated with the Contracts. Federal income tax law is complex. Its application to a particular person may vary according to facts peculiar to the person. Consequently, we do not intend for you to take this discussion as tax advice. You should consult with your tax advisor before purchasing a Contract or if you have any questions about contributions, distributions, or limitations as discussed below.

We base this discussion on our understanding of the law, regulations and interpretations existing on the date of this Prospectus. Congress, in the past, has enacted legislation changing the tax treatment of annuities in both the Qualified and the Non-Qualified markets and may do so again in the future. The Treasury Department may issue new or amended regulations or other interpretations of existing tax law. The courts may also interpret the tax law in ways that affect the tax treatment of annuities. Any such change could have a retroactive effect. We suggest that you consult your legal or tax advisor on these issues.

The discussion does not address federal estate and gift tax, or social security tax, or any state or local tax consequences associated with the Contracts.

Non-Qualified Contracts

Purchase Payments. Purchasers of a Contract that does not qualify for special tax treatment and is "Non-Qualified" may not deduct from their gross income the amount of purchase payments made.

Tax Deferral Before Annuity Commencement Date. Owners who are natural persons are not taxed currently on (1) increases in their Account Value resulting from interest earned in the Fixed Account, or (2) the investment experience of the Separate Account so long as the Separate Account complies with certain diversification requirements. These requirements mean that the Separate Account must invest in Series that are "adequately diversified" in accordance with Treasury Department regulations. We do not control the Series, but we have received commitments from the investment advisors to the Series that they will use their best efforts to operate the Series in compliance with these diversification requirements. A Contract investing in a Series that failed to meet the diversification requirements would subject Owners to current taxation of income in the Contract for the period of such diversification failure (and any subsequent period). Income means the excess of the Account Value over the Owner's investment in the Contract (discussed below).

Control over allocation of values among different investment alternatives may cause Owners or persons receiving annuity payments to be treated as the owners of the Separate Account's assets for federal income tax purposes. However, current regulations do not provide guidance as to how to avoid this result. We reserve the right to amend the Contracts in any way necessary to avoid this result. The Treasury Department has stated that it may establish standards through regulations or rulings. These standards may apply only prospectively, although they could apply retroactively if the Treasury Department considers the standards not to reflect a new position.

Owners that are not natural persons - that is, Owners such as corporations - are taxed currently on annual increases in their Account Value, unless an exception applies. Exceptions apply for, among other things, Owners that are not natural persons but that hold a Contract as an agent for a natural person.

Taxation of Annuity Payments. Part of each annuity payment received after the Annuity Commencement Date is excludible from gross income through the use of an exclusion ratio.

In the case of Fixed Annuity Payments, the excludible portion of each payment is found by multiplying:

    .  the amount paid, by

    . the ratio of the investment in the Contract (discussed below) to the expected return under the Fixed Annuity Payment Option.

In the case of Variable Annuity Payments, the excludible portion of each payment is the investment in the Contract divided by the number of expected payments.

In both cases, the remaining portion of each annuity payment, and all payments made after the investment in the Contract has been reduced to zero, are included in the payee's income. Should annuity payments stop on account of the death of the Annuitant before the investment in the Contract has been fully paid out, the payee is allowed a deduction for the unpaid amount. If the payee is the Annuitant, the deduction is taken on the final tax return. If the payee is a Beneficiary, that Beneficiary may receive the balance of the total investment as payments are made or on the Beneficiary's final tax return. An Owner's "investment in the Contract" is the amount equal to the portion of purchase payments made by or on behalf of the Owner that have not been excluded or deducted from the individual's gross income, less amounts previously received under the Contract that were not included in income.

Taxation of Partial Withdrawals and Total Surrenders. Partial withdrawals from a Contract are includible in income to the extent that the Owner's Account Value exceeds the investment in the Contract. In the event you surrender a Contract in its entirety, the amount of your investment in the Contract is excludible from income, and any amount you receive in excess of your investment in the Contract is includible in income. All annuity contracts or certificates we issue to the same Owner during any calendar year are aggregated for purposes of determining the amount of any distribution that is includible in gross income.

Penalty Tax on Premature Distributions. In the case of such a distribution, there may be imposed a federal tax penalty equal to 10% of the amount treated as taxable income. The penalty tax will not apply, however, to distributions:

    .  made on or after the recipient reaches age 59 1/2;

    .  made on account of the recipient's becoming disabled;

    . that are made after the death of the Owner before the Annuity Commencement Date or of the payee after the Annuity Commencement Date (or if such person is not a natural person, that are made after the death of the primary Annuitant, as defined in the Code); or

    . that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the taxpayer or the joint life (or joint life expectancies) of the taxpayer and the Beneficiary, provided such payments are made for a minimum of 5 years or until the taxpayer attains age 59 1/2, whichever is later and the distribution method is not changed before the end of that period (except in the case of death, disability or pursuant to IRS regulations).

Premature distributions may result from an early Annuity Commencement Date, an early surrender, partial withdrawal from or an assignment of a Contract, or the early death of an Annuitant, unless the third clause listed above applies.

Payment of Death Proceeds. Special rules apply to the distribution of any death proceeds payable under the Contract. (See "Death Proceeds.")

Assignments and Loans. An assignment, loan, or pledge under a Non-Qualified Contract is taxed in the same manner as a partial withdrawal, as described above. Repayment of a loan or release of an assignment or pledge is treated as a new purchase payment.

Individual Retirement Annuities ("IRAs")


Purchase Payments. Even if you are above the Threshold Level and thus may not make a deductible contribution of up to $5,000 ($6,000 if you are 50 or older) (or up to $10,000 in the case of married individuals filing a joint return, or up to $12,000 if you are both 50 or older), you may still make a nondeductible contribution up to these limits. The amount of your contribution which is not deductible will be a non-deductible contribution to the IRA. You may also choose to make a contribution non-deductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or non-deductible contributions, will not be taxable to you until taken out of your IRA and distributed to you. Individuals who are not active participants in a tax qualified retirement plan may, for 2008, deduct from their taxable income purchase payments made to an IRA equal to the lesser of $5,000 or 100% of the individual's earned income. If you are age 50 or older, the $5,000 limit increases to $6,000. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $10,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse (maximum $12,000 if both are age 50 or older). Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income of not more than $52,000 may fully deduct their IRA purchase payments. Those who have adjusted gross income in excess of $62,000 will not be able to deduct purchase payments. For those with adjusted gross income in the range between $53,000 and $63,000 the deduction is reduced (phased out) until it decreases to zero, based on the amount of income.

Similarly, the otherwise deductible portion of an IRA purchase payment will be phased out, in the case of married individuals filing joint tax returns, with adjusted gross income between $85,000 and $105,000, and in the case of married individuals filing separately, with adjusted gross income between $0 and $10,000. (A husband and wife who file separate returns and live apart at all times during the taxable year are not treated as married individuals.) A married individual filing a joint tax return, who is not an active participant in a tax-qualified retirement plan, but whose spouse is an active participant in such a plan, may deduct from his or her taxable income purchase payments for an IRA equal to the lesser of $5,000 or 100% of the individual's earned income ($6,000 if 50 or older), provided the couple's modified adjusted gross income is $159,000 or less. A portion of the contribution may be deducted if the modified adjusted gross income is between $159,000 to $169,000, and no deduction is allowed for modified adjusted gross income of $169,000 or more.


Tax Free Rollovers. Amounts may be transferred, in a tax-free rollover, from
(1) a tax-qualified plan to an IRA or (2) from one IRA to another IRA if the transfer meets certain conditions. All taxable distributions ("eligible rollover distributions") from tax qualified plans are eligible to be rolled over with the exception of:

    .  annuities paid over a life or life expectancy;


    .  installments for a period of ten years or more;

    .  required minimum distributions under section 401(a)(9) of the Code; and

    .  return of excess contributions.


Rollovers may be accomplished in two ways. First, we may pay an eligible rollover distribution directly to an IRA (a "direct rollover"). Second, we may pay the distribution directly to the Annuitant and then, within 60 days of receipt, the Annuitant may roll the amount over to an IRA. However, any amount that was not distributed as a direct rollover will be subject to 20% income tax withholding if the amounts were from a tax-qualified plan.

Distributions from an IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or beneficiaries' income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be includible in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include:

    . distributions that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the Beneficiary; provided such payments are made for a minimum of 5 years or until the Annuitant attains age 59 1/2, whichever is later and the distribution method is not changed during that period (except in the case of death or disability or as allowed by IRS regulations);

    . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return;

    . distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks;


    . distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren, or ancestor of the individual or the individual's spouse, subject to a $10,000 lifetime maximum;

    . distributions for higher education expenses for the individual, a spouse, children, or grandchildren; and

    . The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal tax-free.


Generally, the Code requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from employment (retire). If you own a "traditional" IRA, you must begin taking distributions as noted above regardless of when you retire. This does not apply to "Roth" IRAs.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount. Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax advisor.

Additional distribution rules apply after the death of the Annuitant. These rules are similar to those governing distributions on the death of an Owner (or other payee during the Annuity Period) under a Non-Qualified Contract. (See "Death Proceeds.")

Roth IRAs


Individuals may purchase a non-deductible IRA, known as a Roth IRA. For 2008, the maximum purchase payments for a Roth IRA is $5,000 per year (or $56000 if you are 50 or older). This permitted contribution is phased out for adjusted gross income between $101,000 and $116,000 in the case of single taxpayers, between $159,000 and $169,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $5,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs ($6,000 if you are 50 or older).

An individual may make a rollover contribution from a Traditional IRA or tax-qualified plan to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution or a pretax contribution to a tax-qualified plan. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.


Qualified distributions from Roth IRAs are entirely tax-free. A qualified distribution requires that (1) the individual has held the Roth IRA for at least five years and (2) the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as qualified first-time home purchase. Qualified Distributions for a qualified first-time home purchase, are subject to a $10,000 lifetime maximum and may be made for the individual, a spouse, child, grandchild, or ancestor of such individual or the individual's spouse.

Simplified Employee Pension Plans


Eligible employers may establish an IRA plan known as a simplified employee pension plan ("SEP"), if certain requirements are met. An employer may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee, provided that total employer contributions do not exceed the lesser of 25% of an employee's compensation or $46,000 for 2008.


If you are 50 and older, additional contributions can be made to your SEP IRA, if certain conditions are met. The most that can be contributed is the lesser of $5,000 or your compensation for the year.


Savings Incentive Match Plan for Employers ("SIMPLE") Retirement Accounts

Eligible employers may establish an IRA plan known as a SIMPLE retirement account ("SIMPLE IRA"), if they meet certain requirements. Under an SIMPLE IRA, the employer contributes elective employee compensation deferrals up to a maximum of $10,500 for 2008 to the employee's SIMPLE IRA. The employer must, in general, make a fully vested matching contribution for employee deferrals up to a maximum of 3% of compensation.

If you are 50 and older, additional elective deferrals can be contributed to your salary reduction SIMPLE IRA, if certain conditions are met. The most that can be contributed for 2008 is the lesser of $2,500 or your compensation for the year, reduced by your other elective deferrals for the year.


Other Qualified Plans

Purchase Payments. Purchase payments made by an employer under a pension, profit sharing, or annuity plan qualified under section 401 or 403(a) of the Code, not in excess of certain limits, are deductible by the employer. The purchase payments are also excluded from the current income of the employee.


Important Information Regarding 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

As a general matter, all Contracts that have received plan contributions after 2004 are required to be included in the plan and in the plan's administrative coordination, even if the Contract is no longer permitted to receive new contributions and/or transfers. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. The foregoing discussion is intended as a general discussion of the new requirements only, and you may wish to discuss the new regulations and/or the general information above with your tax advisor.

Distributions Before the Annuity Commencement Date. Purchase payments includible in an employee's taxable income (less any amounts previously received that were not includible in the employee's taxable income) represent the employee's "investment in the Contract." Amounts received before the Annuity Commencement Date under a Contract in connection with a Code section 401 or 403 plan are generally allocated on a pro-rata basis between the employee's investment in the Contract and other amounts. A lump-sum distribution will not be includible in income in the year of distribution, if the employee rollovers, within 60 days of receipt, all amounts received (less the employee's investment in the Contract), to another tax-qualified plan, to an individual retirement account or an IRA in accordance with the rollover rules under the Code.

However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. (See "Tax Free Rollovers.") Special tax treatment may be available, for tax years beginning before December 31, 1999, in the case of certain lump-sum distributions that are not rolled over to another plan or IRA.

A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are:

    . part of a series of substantially equal periodic payments made at least annually beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the Beneficiary, provided such payments are made for at least 5 years and the distribution method is not changed before the recipient reaches age
       59 1/2 (except in the case of death or disability);

    . made after the employee's separation from service on account of early retirement after attaining age 55;

    . made to an alternate payee pursuant to a qualified domestic relations order;


    . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return;

    . distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks; or

    . The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal tax-free.


Annuity Payments. A portion of annuity payments received under Contracts for section 401 and 403(a) plans after the Annuity Commencement Date may be excludible from the employee's income, in the manner discussed above, in connection with Variable Annuity Payments, under "Non-Qualified Contracts - Taxation of Annuity Payments." The difference is that, here, the number of expected payments is determined under a provision in the Code. Distributions of minimum amounts required by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee reaches age
70  1/2 (or retires, if later). (See "Distributions from an IRA.")

Self-Employed Individuals. Various special rules apply to tax-qualified plans established by self-employed individuals.

Private Employer Unfunded Deferred Compensation Plans

Purchase Payments. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. To avoid current taxation, these benefits must be subject to a substantial risk of forfeiture.

These types of programs allow individuals to defer (1) receipt of up to 100% of compensation that would otherwise be includible in income and (2) payment of federal income taxes on the amounts.

Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions. Purchase payments are not currently deductible by the employer until benefits are included in the taxable income of the employee.

Taxation of Distributions. Amounts that an individual receives from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

Economic Growth and Tax Relief Reconciliation Act of 2001

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").

Federal Income Tax Withholding and Reporting

Amounts distributed from a Contract, to the extent includible in taxable income, are subject to federal income tax withholding.

In some IRA or 403(b) cases, if you own more than one Qualified annuity contract, the contracts may be considered together to determine whether the federal tax law requirement for minimum distributions after age 70 1/2, or retirement in appropriate circumstances, has been satisfied. In these cases only, you may rely on distributions from another annuity contract to satisfy the minimum distribution requirement under a Qualified Contract we issued. However, you must sign a waiver releasing us from any liability to you for not calculating and reporting the amount of taxes and penalties payable for failure to make required minimum distributions under the Contract.

Taxes Payable by AGL and the Separate Account

AGL is taxed as a life insurance company under the Code. The operations of the Separate Account are part of the total operations of AGL and are not taxed separately. Under existing federal income tax laws, AGL is not taxed on investment income derived by the Separate Account (including realized and unrealized capital gains) with respect to the Contracts. AGL reserves the right to allocate to the Contracts any federal, state or other tax liability that may result in the future from maintenance of the Separate Account or the Contracts.

Certain Series may elect to pass through to AGL any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld that the Series will also pass through. These credits may provide a benefit to AGL.

DISTRIBUTION ARRANGEMENTS


Individuals who sell the Contracts will be licensed by state insurance authorities as life insurance agents of AGL. The individuals will also be registered representatives of broker-dealer firms. We and Principal Funds Distributor, Inc. permit affiliated broker-dealer firms, including our affiliated broker-dealer American General Securities Incorporated ("AGSI"), to offer the Contracts for sale. Some individuals may be representatives of firms that are exempt from broker-dealer regulation. AGSI, Principal Funds Distributor, Inc. and any non-exempt broker-dealer firms are registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

Effective October 1, 2002, the American General Equity Services Corporation ("AGESC"), an affiliate of AGL, is the principal underwriter of the Contracts. AGESC's principal business address is 2929 Allen Parkway, Houston, Texas 77019-2191. AGESC is also registered with the Securities and Exchange Commission and is a member of FINRA.


AGL offers the Contracts on a continuous basis. AGL and Principal Funds Distributor, Inc. have entered into certain revenue and cost-sharing arrangements in connection with marketing the Contracts. Principal Funds Distributor, Inc. also provides certain administrative services to AGL in connection with processing Contract applications.

AGL compensates Principal Funds Distributor, Inc. and the broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for a total payment of 7% of purchase payments that Owners make, which includes commissions of up to 6.25%. AGL may also pay continuing "trail" commissions of up to 0.50% of Owner Account Value.

AGL also has agreed to pay Principal Funds Distributor, Inc. for its promotional activities, such as solicitation of selling group agreements between broker-dealers and AGL, agent appointments with AGL, printing and development of sales literature to be used by AGL appointed agents and related marketing support, and related special promotional campaigns. None of these distribution expenses results in any additional charges under the Contracts that are not described under "Charges under the Contracts."

SERVICE AGREEMENTS

American General Life Companies ("AGLC") is party to a general services agreement with AGL. AGLC, an affiliate of AGL, is a business trust established in Delaware on December 30, 2000. Prior to that date AGLC was a Delaware corporation. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Contracts.

We have entered into an arrangement with Edge Asset Management, Inc. to provide certain services and discharge certain obligations. Under the arrangement, Edge Asset Management, Inc. reimburses us on a monthly basis for certain administrative and Contract and Contract Owner support expenses. The reimbursement is up to an annual rate of 0.25% of the average daily net asset value of shares of the Portfolios and Accounts purchased by AGL at Contract Owners' instructions.

LEGAL MATTERS


We are not involved in any legal matter about the Separate Account that would be considered material to the interests of Owners.

OTHER INFORMATION ON FILE

We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 for the Contracts discussed in this Prospectus. We have not included all of the information in the Registration Statement and its exhibits. Statements contained in this Prospectus concerning the Contracts and other legal instruments are intended to be summaries. For a complete statement of terms, you should refer to the documents that we filed with the Securities and Exchange Commission.

We will send you a Statement on request without charge. Its contents are as follows:

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

General Information........................................................ 2
Regulation and Reserves.................................................... 2
Services................................................................... 3
Principal Underwriter...................................................... 3
Annuity Payments........................................................... 3
   Gender of Annuitant..................................................... 3
   Misstatement of Age or Gender and Other Errors.......................... 4
Experts.................................................................... 4
Financial Statements....................................................... 4

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D

                          WM STRATEGIC ASSET MANAGER

   FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY CONTRACTS

                                  OFFERED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                       ANNUITY ADMINISTRATION DEPARTMENT

                   P.O. BOX 1401, Houston, Texas 77251-1401
       1-800-277-0914; 1-281-878-7409; Hearing impaired: 1-888-436-5257

                      STATEMENT OF ADDITIONAL INFORMATION


                               Dated May 1, 2008

This Statement of Additional Information ("SAI") is not a prospectus. You should read it with the Prospectus for American General Life Insurance Company Separate Account D (the "Separate Account"), dated May 1, 2008, concerning flexible payment variable and fixed individual deferred annuity WM Strategic Asset Manager Contracts. The Separate Account invests in the 16 Series of the Principal Variable Contracts Fund, Inc. ("PVC"). You can obtain a copy of the Prospectus for the Contracts, and any Prospectus supplements, by contacting American General Life Insurance Company ("AGL") at the address or telephone numbers given above. You have the option of receiving benefits on a fixed basis through AGL's Fixed Account or on a variable basis through the Separate Account. Terms used in this SAI have the same meanings as are defined in the Prospectus under the heading "Definitions."


                               TABLE OF CONTENTS

General Information........................................................ 2

Regulation and Reserves.................................................... 2

Services................................................................... 3

Principal Underwriter...................................................... 3

Annuity Payments........................................................... 3
   Gender of Annuitant..................................................... 3
   Misstatement of Age or Gender and Other Errors.......................... 4

Experts.................................................................... 4

Financial Statements....................................................... 4

                              GENERAL INFORMATION


AGL (formerly American General Life Insurance Company of Delaware) is a successor in interest to a company previously organized as a Delaware corporation in 1917. AGL re-domesticated as a Texas insurer effective
December 31, 1991 and changed its name to American General Life Insurance Company. AGL is a wholly-owned subsidiary of AGC Life Insurance Company, a Missouri corporation ("AG Missouri"). It is engaged primarily in the life insurance business and annuity business. AG Missouri, in turn, is a wholly-owned subsidiary of AIG Life Holdings (US), Inc., formerly American General Corporation, which is wholly-owned by the American International Group, Inc. a Delaware Corporation.


                            REGULATION AND RESERVES

AGL is subject to regulation and supervision by the insurance departments of the states where it is licensed to do business. This regulation covers a variety of areas, including:

    .  benefit reserve requirements,

    .  adequacy of insurance company capital and surplus,

    .  various operational standards, and

    .  accounting and financial reporting procedures.

AGL's operations and accounts are subject to periodic examination by insurance regulatory authorities.

Under most insurance guaranty fund laws, a state can assess insurers doing business in the state for covered insurance contract losses incurred by insolvent companies. State laws set limits for these assessments. However, AGL cannot reasonably estimate the amount of any future assessments of AGL under these laws. Most states have the authority to excuse or defer an assessment, if it would threaten an insurer's own financial strength. The Account Value held in the Separate Account may not be covered by insurance guaranty fund laws. The Account Value held in the Fixed Account is covered by the insurance guaranty fund laws.

The federal government generally has not directly regulated the business of insurance. However, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include:

    .  employee benefit regulation,

    . tax law changes affecting the taxation of insurance companies or of insurance products,

    . changes in the relative desirability of various personal investment vehicles, and

    . removal of impediments on the entry of banking institutions into the business of insurance.

Also, both the executive and legislative branches of the federal government are considering various insurance regulatory matters. This could ultimately result in direct federal regulation of some aspects of the insurance business. AGL cannot predict whether this will occur or, if it does, what the effect on AGL would be.

State insurance law requires AGL to carry reserves on its books, as liabilities, to meet its obligations under outstanding insurance contracts. AGL bases these reserves on assumptions about future claims experience and investment returns, among other things.

Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if AGL were to incur claims or expenses at rates significantly higher than expected. This might happen, for example, due to a spread of acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.

                                   SERVICES


AGL and American General Life Companies, LLC ("AGLC"), are parties to a services agreement. AGL and AGLC are each indirect wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AGL and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2007, 2006 and 2005, AGL paid AGLC for these services $367,979,145, $340,329,330 and $317,771,939, respectively.


                             PRINCIPAL UNDERWRITER


American General Equity Services Corporation ("AGESC"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and a direct wholly-owned subsidiary of AGL, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and AGL. AGESC also acts as principal underwriter for AGL's other separate accounts and for the separate accounts of certain AGL affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the Financial Industry Regulatory Authority ("FINRA"). AGESC is registered with the Securities and Exchange Commission and is a member of FINRA. From November 1, 2000 until October 1, 2002, the underwriter was American General Distributors, Inc.


As principal underwriter, AGESC and the prior underwriter were not paid any fees on the Contracts and did not receive any compensation for any of the past three years. AGL offers the securities under the Contracts on a continuous basis.

                               ANNUITY PAYMENTS

Gender of Annuitant

When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female, under an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males.

However, Montana, and certain other jurisdictions, do not permit differences in annuity payment rates between males and females.

In addition, employers should be aware that, under most employer-sponsored plans, the law prohibits Contracts that make distinctions based on gender. Under these plans, AGL will make available Contracts with no such differences.

Misstatement of Age or Gender and Other Errors

If the age or gender of an Annuitant has been misstated to us, any amount payable will be the amount that the purchase payments paid would have purchased at the correct age and gender. If we made any overpayments because of incorrect information about age or gender or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. We will credit or charge the amount of any adjustment with interest at the assumed interest rate used in the Contract's annuity tables.

                                    EXPERTS

The financial statements included in this registration statement have been audited by PricewaterhouseCoopers LLP ("PWC"), independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere in this registration statement, and are included in reliance upon such reports of PWC given on the authority of such firm as experts in accounting and auditing. The address of PWC is 1201 Louisiana, 29th Floor, Houston, Texas 77002.

                             FINANCIAL STATEMENTS

You should consider the financial statements of AGL and American Home that we include in this SAI primarily as bearing on the ability of AGL and American Home to meet their respective obligations under the Contracts.

Separate Account Financial Statements


The statement of net assets as of December 31, 2007 and the related statement of operations for the year then ended and statements of changes in net assets for the two years then ended December 31, 2007 of the Separate Account, included in this Statement of Additional Information, have been so included in reliance on the report of PWC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


AGL Financial Statements


The consolidated balance sheets of AGL as of December 31, 2007 and 2006 and the related consolidated statements of income, shareholder's equity, comprehensive income and cash flows for each of the three years in the period ended
December 31, 2007, included in this Statement of Additional Information, have been so included in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

American Home Financial Statements

The statutory statements of admitted assets, liabilities, capital and surplus of American Home as of December 31, 2007 and 2006, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the three years in the period ended December 31, 2007, included in this Statement of Additional Information, have been so included in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of American General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of shareholder's equity, of comprehensive
(loss) income and of cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Houston, Texas
April 29, 2008

                    American General Life Insurance Company

                          Consolidated Balance Sheet

                                                                        December 31,
                                                                  -------------------------
                                                                      2007         2006
                                                                  ------------ ------------
                                                                       (In Thousands)
Assets
Investments:
   Fixed maturity securities, available for sale, at fair value
     (cost: 2007 -$48,237,992; 2006 - $49,672,653)                $ 48,613,346 $ 50,811,516
   Hybrid securities, at fair value
     (cost: 2007 -$119,906; 2006 - $159,623)                           125,799      154,304
   Fixed maturity securities, trading, at fair value
     (cost: 2007 -$115,653; 2006 - $150,863)                           114,578      147,820
   Equity securities, available for sale, at fair value
     (cost: 2007 -$109,358; 2006 - $42,908)                            152,825       83,314
   Equity securities, trading, at fair value
     (cost: 2007 -$1,000; 2006 - $1,000)                                 1,000        1,000
   Mortgage loans on real estate,
     (net of allowance: 2007 - $0; 2006 - $4,206)                    6,383,814    4,918,215
   Policy loans                                                      1,846,859    1,820,277
   Investment real estate                                               40,503       34,086
   Partnerships and other invested assets                            3,948,654    2,594,772
   Aircraft (net of accumulated depreciation:
       2007 - $231,621; 2006 - $173,220)                               841,081      887,818
   Securities lending collateral                                    19,010,383   17,344,914
   Short-term investments                                              475,541       42,485
   Derivative assets, at fair value                                     39,999       32,386
                                                                  ------------ ------------
Total investments                                                   81,594,382   78,872,907
Cash and cash equivalents                                              460,939      247,344
Restricted cash                                                         20,025       18,433
Investment in AIG
  (cost - $8,597 in 2007 and 2006)                                      47,232       58,056
Notes receivable from affiliates                                       827,395      748,239
Accrued investment income                                              736,271      745,413
Reinsurance receivables                                              1,128,526    1,049,662
Accounts receivable                                                    126,452      111,998
Deferred policy acquisition costs and cost of insurance purchased    5,809,879    5,228,469
Deferred sales inducements                                             127,115       82,128
Other assets                                                           442,300      299,447
Assets held in separate accounts                                    32,314,673   30,272,167
                                                                  ------------ ------------
Total assets                                                      $123,635,189 $117,734,263
                                                                  ============ ============

         See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                                                                                            December 31,
                                                                                     --------------------------
                                                                                         2007          2006
                                                                                     ------------  ------------
                                                                                           (In Thousands)
Liabilities, Minority Interest and Shareholder's Equity
Liabilities:
   Future policy benefits                                                            $ 12,885,637  $ 11,630,686
   Policyholder contract deposits                                                      43,034,351    42,641,713
   Other policy claims and benefits payable                                               384,115       269,560
   Other policyholders' funds                                                           1,868,306     1,546,548
   Income taxes payable                                                                   727,779     1,333,177
   Notes payable
       To affiliates, net                                                                 213,706       213,275
       To third parties, net                                                               87,187        97,914
   Securities lending payable                                                          20,607,521    17,344,914
   Other liabilities                                                                    1,178,409     1,153,358
   Derivative liabilities                                                                 157,826       114,414
   Liabilities related to separate accounts                                            32,314,673    30,272,167
                                                                                     ------------  ------------
Total liabilities                                                                     113,459,510   106,617,726
Minority interest                                                                         121,779       110,227
Shareholder's equity:
   Preferred stock, $100 par value, 8,500 shares authorized, issued and
     outstanding                                                                              850           850
   Common stock, $10 par value, 600,000 shares authorized, issued and
     outstanding                                                                            6,000         6,000
   Additional paid-in capital                                                           3,684,416     3,664,906
   Accumulated other comprehensive (loss) income                                         (436,740)      699,465
   Retained earnings                                                                    6,799,374     6,635,089
                                                                                     ------------  ------------
Total shareholder's equity                                                             10,053,900    11,006,310
                                                                                     ------------  ------------
Total liabilities, minority interest and shareholder's equity                        $123,635,189  $117,734,263
                                                                                     ============  ============

         See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                       Consolidated Statement of Income

                                                                    Years ended December 31,
                                                               ----------------------------------
                                                                  2007        2006        2005
                                                               ----------  ----------  ----------
                                                                         (In Thousands)
Revenues:
   Premiums and other considerations                           $2,048,661  $2,011,958  $1,973,340
   Net investment income                                        4,153,034   3,955,439   3,621,306
   Net realized investment losses                                (805,666)   (289,654)    (52,851)
   Insurance charges                                              689,004     789,722     742,445
   Other                                                          618,578     363,235     418,866
                                                               ----------  ----------  ----------
Total revenues                                                  6,703,611   6,830,700   6,703,106
Benefits and expenses:
   Policyholders' benefits                                      2,765,143   2,785,681   2,418,067
   Interest credited on policyholder contract deposits          1,773,964   1,540,987   1,527,010
   Insurance acquisition and other operating expenses           1,150,134   1,034,346   1,149,897
                                                               ----------  ----------  ----------
Total benefits and expenses                                     5,689,241   5,361,014   5,094,974
Income before income tax expense and minority interest expense  1,014,370   1,469,686   1,608,132
Income tax expense:
   Current                                                        123,990     387,854     243,542
   Deferred                                                       117,042       4,451     137,039
                                                               ----------  ----------  ----------
Total income tax expense                                          241,032     392,305     380,581
                                                               ----------  ----------  ----------
Income before minority interest expense                           773,338   1,077,381   1,227,551
Minority interest expense                                          (8,536)     (4,487)     (3,591)
                                                               ----------  ----------  ----------
Net income                                                     $  764,802  $1,072,894  $1,223,960
                                                               ==========  ==========  ==========

         See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                Consolidated Statement of Shareholder's Equity

                                                                                  Years ended December 31,
                                                                           -------------------------------------
                                                                               2007         2006         2005
                                                                           -----------  -----------  -----------
                                                                                       (In Thousands)
Preferred stock:
   Balance at beginning and end of year                                    $       850  $       850  $       850
Common stock:
   Balance at beginning and end of year                                          6,000        6,000        6,000
Additional paid-in capital:
   Balance at beginning of year                                              3,664,906    3,627,638    3,619,068
       Capital contributions from Parent Company                                19,510       37,268        8,570
                                                                           -----------  -----------  -----------
   Balance at end of year                                                    3,684,416    3,664,906    3,627,638
                                                                           -----------  -----------  -----------
Accumulated other comprehensive (loss) income:
   Balance at beginning of year                                                699,465      909,440    1,443,524
       Other comprehensive loss                                             (1,136,205)    (209,975)    (534,084)
                                                                           -----------  -----------  -----------
   Balance at end of year                                                     (436,740)     699,465      909,440
                                                                           -----------  -----------  -----------
Retained earnings:
   Balance at beginning of year                                              6,635,089    5,765,544    4,982,264
       Net income                                                              764,802    1,072,894    1,223,960
       Dividends                                                              (550,680)    (208,213)    (440,680)
       Cumulative effect of accounting change, net of tax (Note 2.12)          (49,837)       4,864           --
                                                                           -----------  -----------  -----------
   Balance at end of year                                                    6,799,374    6,635,089    5,765,544
                                                                           -----------  -----------  -----------
Total shareholder's equity                                                 $10,053,900  $11,006,310  $10,309,472
                                                                           ===========  ===========  ===========

         See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

             Consolidated Statement of Comprehensive (Loss) Income

                                                              Years ended December 31,
                                                        ------------------------------------
                                                            2007        2006         2005
                                                        -----------  ----------  -----------
                                                                   (In Thousands)
Net income                                              $   764,802  $1,072,894  $ 1,223,960
Other comprehensive (loss) income:
   Net unrealized losses on invested assets arising
     during the current period                           (2,780,698)   (727,274)  (1,219,750)
   Deferred income tax benefit on above changes             982,291     262,804      434,211
   Reclassification adjustment for net realized losses
     included in net income                                 825,120     233,792      107,754
   Deferred income tax expense on above changes            (292,650)    (86,655)     (38,195)
   Adjustment to deferred acquisition costs and
     deferred sales inducements                             200,145     167,126      282,895
   Deferred income tax expense on above changes             (70,413)    (59,768)    (100,999)
                                                        -----------  ----------  -----------
   Other comprehensive loss                              (1,136,205)   (209,975)    (534,084)
                                                        -----------  ----------  -----------
Comprehensive (loss) income                             $  (371,403) $  862,919  $   689,876
                                                        ===========  ==========  ===========

         See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                     Consolidated Statement of Cash Flows

                                                                                            Years ended December 31,
                                                                                    ----------------------------------------
                                                                                        2007          2006          2005
                                                                                    ------------  ------------  ------------
                                                                                                 (In Thousands)
Operating activities
Net Income                                                                          $    764,802  $  1,072,894  $  1,223,960
Interest credited on policyholder contract deposits                                    1,773,964     1,540,987     1,527,010
Fees charged for policyholder contract deposits                                         (882,525)     (633,006)     (586,665)
Increase in reserves due to system migration                                               1,000       154,500            --
Amortization of deferred policy acquisition costs and cost of insurance purchased        382,912       263,405       396,393
Amortization of deferred sales inducements                                                 7,664         4,513         3,016
Net realized investment losses                                                           805,666       289,654        52,851
Equity in income of partnerships and other invested assets                               (87,816)     (124,707)        6,042
Depreciation and amortization                                                             39,238        45,739        47,684
Flight equipment depreciation                                                             58,555        55,158        52,679
Amortization (accretion) of net premium/discount on investments                         (147,084)     (110,268)     (131,986)
Provision for deferred income taxes                                                       71,858        18,862       132,075
Change in:
   Trading securities, at fair value                                                      21,601        16,576      (133,000)
   Hybrid securities, at fair value                                                          662        34,038            --
   Accrued investment income                                                               9,143       (22,156)      (16,022)
   Deferral of deferred policy acquisition costs, cost of insurance purchased, and
     sales inducements                                                                  (816,828)     (962,741)     (850,609)
   Future policy benefits                                                              1,237,441     1,284,909     1,160,850
   Other policyholders' funds                                                           (590,994)      (13,608)      (39,137)
   Income taxes currently receivable/payable                                             (37,640)       38,828       112,412
   Accounts and notes receivable                                                         (81,695)        4,011       (28,869)
   Indebtedness to/from affiliate                                                        (45,736)       28,451        71,907
   Other assets                                                                          (51,957)      (21,782)       (6,891)
   Other liabilities                                                                     233,578       (14,164)       12,410
Other, net                                                                                29,122       (13,074)      (14,970)
                                                                                    ------------  ------------  ------------
       Net cash provided by operating activities                                       2,694,931     2,937,019     2,991,140
Purchase of:
   Fixed maturity and equity securities                                              (13,525,501)  (15,275,152)  (29,515,824)
   Mortgage loans on real estate                                                      (2,134,071)   (1,668,919)     (777,498)
   Flight equipment                                                                      (12,238)       (6,252)       (4,792)
   Other investments, excluding short-term investments                                (4,346,622)   (3,161,742)   (2,183,746)
Sales of:
   Fixed maturity and equity securities                                               11,127,729    10,960,656    24,400,134
   Other investments, excluding short-term investments                                 3,123,450     2,347,450     1,641,305
Redemptions and maturities of:
   Fixed maturity and equity securities                                                3,266,127     3,096,616     2,892,220
   Mortgage loans on real estate                                                         721,098       446,777       409,130
   Other investments, excluding short-term investments                                        --        22,395            --
Sales and purchases of property, equipment and software, net                             (70,656)       (8,036)      (10,035)
Change in short-term investments                                                        (433,056)       41,735       (20,889)
Change in securities lending collateral                                               (3,168,710)   (1,443,757)   (2,887,152)
                                                                                    ------------  ------------  ------------
       Net cash used in investing activities                                          (5,452,450)   (4,648,229)   (6,057,147)

         See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                     Consolidated Statement of Cash Flows

                                                             Years ended December 31,
                                                      -------------------------------------
                                                          2007         2006         2005
                                                      -----------  -----------  -----------
                                                                  (In Thousands)
Policyholder account deposits                           4,228,729    5,052,464    4,920,881
Net exchanges to/from variable accounts                   (90,000)     218,000      251,000
Policyholder account withdrawals                       (3,726,177)  (4,520,311)  (4,380,366)
Claims and annuity payments                              (136,267)    (180,916)    (142,868)
Repayment of indebtedness to affiliates                   (67,391)     (72,906)     (67,736)
Change in restricted cash                                  (1,592)        (728)         942
Security deposits on flight equipment                       8,349          728         (942)
Change in securities lending payable                    3,262,607    1,443,757    2,887,153
Contribution of minority interest holders                   8,536        4,487        3,591
Cash capital contribution from Parent Company              35,000           --           --
Dividend paid to Parent Company                          (550,680)    (208,213)    (440,680)
                                                      -----------  -----------  -----------
       Net cash provided by financing activities        2,971,114    1,736,362    3,030,975
Increase (decrease) in cash and cash equivalents          213,595       25,152      (35,032)
Cash and cash equivalents at beginning of period          247,344      222,192      257,224
                                                      -----------  -----------  -----------
Cash and cash equivalents at end of period            $   460,939  $   247,344  $   222,192
                                                      ===========  ===========  ===========

SUPPLEMENTAL CASH FLOW INFORMATION                                                       --
   Income taxes paid                                  $        --  $        --  $   121,904

   Interest paid                                      $    37,352  $    42,283  $    44,952

         See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                  Notes to Consolidated Financial Statements

                               December 31, 2007

1. Nature of Operations

American General Life Insurance Company, including its wholly owned subsidiaries ("AGL" or the "Company"), is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group, Inc. ("AIG").

The Company offers a broad portfolio of universal life, variable universal life, whole life, term life, accident and health, structured settlements, and fixed and variable annuities throughout the United States of America. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. The Company, through its subsidiaries American General Life Companies ("AGLC") and American General Enterprise Services ("AGES"), and AGL's wholly owned broker-dealer subsidiary American General Equity Services Corporation ("AGESC"), also provides support services to certain affiliated insurance companies. The financial results of The Variable Annuity Life Insurance Company ("VALIC"), a wholly owned subsidiary of the Company, are also included in these consolidated financial statements. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States of America.

On February 28, 2007, the Company acquired Matrix Direct, Inc. ("Matrix Direct"), a direct marketer of life insurance, from Protective Life Corporation. The transaction was accounted for as a purchase. The acquisition cost, less than 0.2% of the Company's equity, was not material.

2. Accounting Policies

2.1 Preparation of Financial Statements

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company, including its wholly owned subsidiaries and a variable interest entity (see below) in which the Company has a partial ownership interest. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in the consolidated financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ, possibly materially, from those estimates.

The Company considers its most critical accounting estimates to be those with respect to future policy benefits for life and accident and health contracts, estimated gross profits for investment-oriented products, recoverability of deferred policy acquisition costs ("DAC"), fair value measurements of certain assets and liabilities, and other-than-temporary impairments in the value of investments.

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing insurance products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risks. Continuing volatility in the credit markets may result in additional other-than-temporary impairments relating to the Company's fixed income investments and securities lending collateral. The Company controls its exposure to these risks by, among other things, closely monitoring and limiting prepayments and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable product assets held in separate accounts.

                    American General Life Insurance Company

2.1 Preparation of Financial Statements (continued)

During the second half of 2007, disruption in the global credit markets, coupled with the repricing of credit risk, and the U.S. housing market deterioration, particularly in the fourth quarter, created increasingly difficult conditions in the financial markets. These conditions have resulted in greater volatility, less liquidity, widening of credit spreads and a lack of price transparency in certain markets and have made it more difficult to value certain of the Company's invested assets and the obligations and collateral relating to certain financial instruments issued or held by the Company.

Consolidation of Variable Interest Entity

On January 14, 2004, the Company purchased 43% of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle 1 Trust"), a Delaware special-purpose statutory trust established on November 21, 2003 (see Note 9). The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling commercial jet aircraft. The accounts of Castle 1 Trust have been included in these consolidated financial statements.

The impact of the consolidation of Castle 1 Trust on consolidated total assets and total liabilities as of December 31, 2007, 2006 and 2005, and on consolidated net income for the years then ended, was as follows (in thousands):

                                                     Eliminations/
                                                       Minority
                         The Company  Castle 1 Trust   Interest    Consolidated
                         ------------ -------------- ------------- ------------
December 31, 2007
   Total assets          $122,665,818   $  969,371     $     --    $123,635,189
   Total liabilities      112,722,410      615,321      121,779     113,459,510
   Net income                 748,559       24,779       (8,536)        764,802

December 31, 2006
   Total assets          $116,721,076   $1,013,187     $     --    $117,734,263
   Total liabilities      105,814,654      692,845      110,227     106,617,726
   Net income               1,064,357       13,024       (4,487)      1,072,894

December 31, 2005
   Total assets          $108,513,810   $1,058,451     $     --    $109,572,261
   Total liabilities       98,299,797      751,512      105,740      99,157,049
   Net income               1,217,128       10,423       (3,591)      1,223,960

2.2 Statutory Accounting

The Company and its wholly owned life insurance subsidiary are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiary did not have a material effect on statutory capital and surplus at December 31, 2007.

                    American General Life Insurance Company

2.2 Statutory Accounting (continued)

Statutory net income, capital and surplus of American General Life Insurance Company at December 31 was as follows (in thousands):

                                       2007       2006       2005
                                    ---------- ---------- ----------
Statutory net income                $  862,283 $  506,996 $  637,973
Statutory capital and surplus       $5,694,834 $5,447,528 $5,010,153

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost.

In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

2.3 Insurance Contracts

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, limited payment, endowment, guaranteed renewable term life, universal life, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

2.4 Investments

Cash and Short-Term Investments

Cash includes cash and cash equivalents with original maturities of three months or less. Short-term investments primarily include interest bearing cash accounts, commercial paper and money market investments, with maturities of between three months and one year.

Restricted Cash

Castle 1 Trust maintains restricted cash which primarily represents security deposits from lessees that are required to be segregated from other funds.

                    American General Life Insurance Company

2.4 Investments (continued)

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are recorded at fair value. Unrealized gains and losses, net of deferred taxes and amortization of deferred acquisition costs, are recorded as a separate component of other comprehensive income or loss within shareholder's equity. Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in earnings, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis at the acquisition or issuance date and is irrevocable.

Fixed maturity and equity securities classified as trading securities are carried at fair value, as it is the Company's intention to sell these securities in the near future. Realized and unrealized gains and losses are reflected in income currently within net realized investment gains and losses on the consolidated statement of income.

The Company regularly evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary impairment ("OTTI") in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

In general, a security is considered a candidate for impairment if it meets any of the following criteria:

    . Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer);

    . The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims.

    . The probability of non-realization of a full recovery on its investment regardless of the occurrence of one of the foregoing events.

The above criteria also consider circumstances of a rapid and severe market valuation decline, such as that experienced in current credit markets, in which the Company could not reasonably assert that the recovery period would be temporary.

Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

At each balance sheet date, the Company evaluates its securities holdings in an unrealized loss position. Where the Company does not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, the Company records the unrealized loss in income. If events or circumstances change, such as unexpected changes in the creditworthiness of the obligor, unanticipated changes in interest rates, tax laws, statutory capital positions and liquidity events, among others, the Company revisits its intent. Further, if a loss is recognized from a sale subsequent to a balance sheet date pursuant to these unexpected changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed.

                    American General Life Insurance Company

2.4 Investments (continued)

In periods subsequent to the recognition of an other-than-temporary impairment charge for fixed maturity securities, which is not credit or foreign exchange related, the Company generally accretes the discount or amortizes the premium resulting from the reduction in cost over the remaining life of the security.

Mortgage Loans

Mortgage loans are reported at the unpaid principal balance, net of any allowance for losses. The allowance for losses covers estimated losses based on the assessment of risk factors such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated costs to sell.

Interest on performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Interest on non-performing mortgage loans is recorded as income when received.

Policy Loans

Policy loans are reported at the aggregate unpaid principal balance. There is no allowance for policy loans as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

Partnerships and Other Invested Assets

Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income.

Other invested assets also include preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. At December 31, 2007 and 2006, the Company's investments in partially owned companies included its 38.7% interest in the non-voting preferred equity of Castle 2003-2 Trust ("Castle 2 Trust"; see Note 9).

Aircraft owned by Castle 1 Trust are recorded at cost and depreciated on a straight-line basis, generally over estimated useful lives of 25 years from the date of manufacture to a residual value that is 15% of cost. Certain major additions and modifications to aircraft may be capitalized. The residual value estimates are reviewed periodically to ensure continued appropriateness. Aircraft are periodically reviewed for impairment and an impairment loss is recorded when the estimate of undiscounted future cash flows expected to be generated by the aircraft is less than its carrying value (net book value).

Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

                    American General Life Insurance Company

2.4 Investments (continued)

Securities Lending Collateral and Securities Lending Payable

The Company loans securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is obtained at a minimum of 102 percent of the value of the loaned securities. The collateral is held in a separate custodial account for the beneficial interest of the Company and other affiliated lenders, and is not available for the general use of the Company.

The collateral is reinvested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities are carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities. Unrealized gains and losses on these collateral investments are reflected within accumulated other comprehensive income, net of deferred taxes, in shareholders' equity. Securities lending collateral investments are subject to review for OTTI using the same policy applied to other invested assets. The Company's allocated portion of income earned on the collateral investments, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income. The Company's allocated portion of any realized investment gains or losses on the collateral investments are recorded in the consolidated statement of income.

The fair values of securities subject to securities lending agreements were $20,202.8 million and $16,940.1 million as of December 31, 2007 and 2006, respectively, and are included in fixed maturity securities available for sale in the consolidated balance sheet at the respective balance sheet dates.

Dollar Roll Agreements

Throughout the year, the Company may enter into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the consolidated balance sheet at the time of sale. The difference between sales proceeds and carrying values are recorded as realized gains or losses. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the consolidated balance sheet in other liabilities. At
December 31, 2007 and 2006, the Company had no dollar roll agreements outstanding.

Derivative Financial Instruments

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, foreign currency swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

The Company issues equity-indexed annuity and universal life products, which contain embedded derivatives associated with guarantees tied to certain indices. The Company purchases call options from the S&P 500 Index, the Dow Jones EURO STOXX 50 and the Hang Seng Index to offset the increase in its liabilities resulting from the equity-indexed features of these annuity products.

                    American General Life Insurance Company

2.4 Investments (continued)

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting (see Note 11). The Company carries all derivatives at fair value in the consolidated balance sheet. Changes in the fair value of derivatives are reported as part of realized investment gains and losses in the consolidated statement of income.

2.5 Separate Accounts

Separate account assets and liabilities represent funds that are separately administered for variable annuities and variable universal life contracts, for which the investment risk lies solely with the contract holder, except to the extent of minimum guarantees made by the Company with respect to certain policies. Therefore, the Company's liability for these separate accounts equals the value of the separate account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in separate accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

The Company receives administrative fees and other fees for assuming mortality and certain expense risks. Such fees are included in insurance charges in the consolidated statement of income.

2.6 Deferred Policy Acquisition Costs ("DAC"), Cost of Insurance Purchased ("CIP") and Deferred Sales Inducements

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DAC. The cost assigned to certain insurance contracts in force at January 31, 1995, the date of American General Corporation's ("AGC") acquisition of Franklin Life Insurance Company, is reported as CIP.

DAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DAC or CIP amortization. DAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DAC at rates used to compute policyholder reserves, and on the unamortized balance of CIP at rates of 3.00 percent to 8.25 percent.

With respect to the Company's variable annuity contracts, the assumption for the long-term annual growth of the separate account assets used by the Company in the determination of DAC amortization is approximately 10 percent (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10 percent long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15 percent during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9 percent, resulting in an average annual growth rate of 10 percent during the life of the product. Similarly, following periods of below 10 percent performance, the model will assume a short-term growth rate higher than 10 percent. An adjustment to DAC will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10 percent growth rate over a five-year period) to be unachievable.

The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies. With respect to the Company's variable universal life policies, the assumption for the long-term growth of the separate account assets used by the Company in the determination of DAC amortization is approximately 9 percent, but no reversion to the mean adjustment is applied.

                    American General Life Insurance Company

2.6 Deferred Policy Acquisition Costs ("DAC"), cost of Insurance Purchased ("CIP") and Deferred Sales Inducements (continued)

DAC and CIP related to interest-sensitive products are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment, net of deferred taxes, is included in unrealized investment gains (losses) in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amounts of DAC and CIP at least annually. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

The Company currently offers sales inducements, which may include enhanced crediting rates or bonus payments to contract holders, on certain of its products. Sales inducements provided to the contract holder are recognized as part of the liability for policyholder contract deposits on the consolidated balance sheet. The cost of such sales inducements are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

2.7 Guaranteed Minimum Death Benefits

A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (i) the contract holder's account value, or (ii) a guaranteed minimum death benefit that varies by product ("the GMDB"). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated with interest at rates up to 3 percent per annum (subject to certain caps). The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The Company provides reserves for future GMDB-related benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in policyholders' benefits in the consolidated statement of income.

The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholders' benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

2.8 Premium Recognition

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized in a constant relationship to insurance in force for life insurance contracts and to the amount of expected future benefit payments for annuity contracts.

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in other revenue in the consolidated statement of income. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC. Variable annuity and variable universal life fees, asset management fees and surrender charges are recorded as income when earned. Net retained broker dealer commissions are recognized as income on a trade date basis.

                    American General Life Insurance Company

2.9 Reinsurance

The Company generally limits its exposure to loss on any single insured to $10.0 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $15.0 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

A receivable is recorded for reinsured benefits, both paid and pending, which are recoverable from the reinsurer. Total reinsurance recoverables on ceded reinsurance contracts are included in accounts receivable. Reinsurance premiums are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

2.10 Participating Policy Contracts

Participating life insurance accounted for approximately 1.3 percent of life insurance in force at December 31, 2007.

Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $49.8 million, $49.4 million and $56.4 million in 2007, 2006 and 2005, respectively, and were included as part of policyholders' benefits in the consolidated statement of income.

2.11 Income Taxes

Deferred taxes and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgement about the realizability of the related deferred tax asset is included in income.

                    American General Life Insurance Company

2.12 Recently Issued Accounting Standards

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standard No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"). SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 became effective on January 1, 2007 and generally affects the accounting for internal replacements occurring after that date. The adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

In February 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard No. 155, "Accounting for Certain Hybrid Financial Instruments, an amendment of Statement No. 133 and 140" ("FAS 155"). FAS 155 allows the Company to include changes in fair value in earnings on an instrument-by-instrument basis for any hybrid financial instrument that contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under Statement of Financial Accounting Standard No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The election to measure the hybrid instrument at fair value is irrevocable at the acquisition or issuance date. The Company elected to early adopt FAS 155 effective January 1, 2006 and apply FAS 155 fair value measurement to certain investments in its available for sale portfolio that existed at December 31, 2005. The effect of this adoption resulted in a $4.9 million aftertax ($7.5 million pretax) increase to retained earnings as of January 1, 2006.

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The effective date of this implementation guidance is January 1, 2007. No increase in the liability for unrecognized tax benefits was required upon adoption. See Note 8 for additional FIN 48 disclosures.

In July 2006, the FASB issued FASB Staff Position No. 13-2, "Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction" ("FSP 13-2"). FSP 13-2 addresses how a change or projected change in the timing of cash flows relating to income taxes generated by a leveraged lease transaction affects the accounting for the lease by the lessor, and directs that the tax assumptions be consistent with any FIN 48 uncertain tax position related to the lease. The Company adopted
FSP 13-2 on January 1, 2007. Upon adoption, the Company recorded a $49.8 million decrease to the opening balance of retained earnings, net of tax, to reflect the cumulative effect of this change in accounting.

                    American General Life Insurance Company

Future Application of Accounting Standards

The Company adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("FAS 157") on January 1, 2008, its required effective date. FAS 157 must be applied prospectively, except that the difference between the carrying amount and fair value of a stand-alone derivative or hybrid instrument measured using the guidance in EITF 02-3 on recognition of a trading profit at the inception of a derivative, is to be applied as a cumulative-effect adjustment to opening retained earnings on January 1, 2008. The implementation of FAS 157 did not have a material effect on the Company's consolidated financial condition or consolidated results of operations.

In February 2007, the FASB issued Statement of Financial Accounting Standard No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in income. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 permits the fair value option election on an instrument-by-instrument basis for eligible items existing at the adoption date and at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. The Company adopted FAS 159 on January 1, 2008, its required effective date. The Company did not make any fair value measurement elections upon initial adoption of FAS 159. The effect of FAS 159 on the Company's consolidated financial condition or results of operations prospectively directly depends on the nature and extent of eligible items elected to be measured at fair value

In June 2007, the AICPA issued SOP No. 07-1, "Clarification of the Scope of the Audit and Accounting Guide 'Audits of Investment Companies' and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" ("SOP 07-1"). SOP 07-1 amends the guidance for whether an entity may apply the Audit and Accounting Guide, "Audits of Investment Companies" (the Guide) to Separate Accounts. In February 2008, the FASB issued an FSP indefinitely deferring the effective date of SOP 07-1.

In December 2007, the FASB issued Statement of Financial Accounting Standard No. 141 (revised 2007), "Business Combinations" ("FAS 141R"). FAS 141R changes the accounting for business combinations in a number of ways, including broadening the transactions or events that are considered business combinations, requiring an acquirer to recognize 100 percent of the fair values of assets acquired, liabilities assumed, and noncontrolling interests in acquisitions of less than a 100 percent controlling interest when the acquisition constitutes a change in control of the acquired entity, recognizing contingent consideration arrangements at their acquisition-date fair values with subsequent changes in fair value generally reflected in income, and recognizing preacquisition loss and gain contingencies at their acquisition-date fair values, among other changes. FAS 141R is required to be adopted for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008 (January 1, 2009 for the Company). Early adoption is prohibited. The Company is currently evaluating the effect FAS 141R will have on its consolidated financial condition or consolidated results of operations.

In December 2007, the FASB issued Statement of Financial Accounting Standard No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No.51" ("FAS160"). FAS160 requires noncontrolling (i.e., minority) interests in partially owned consolidated subsidiaries to be classified in the consolidated balance sheet as a separate component of consolidated shareholders' equity. FAS160, also establishes accounting rules for subsequent acquisitions and sales of noncontrolling interests and how noncontrolling interests should be presented in the consolidated statement of income. The noncontrolling interests' share of subsidiary income should be reported as a part of consolidated net income with disclosure of the attribution of consolidated net income to the controlling and noncontrolling interests on the face of the consolidated statement of income.

                    American General Life Insurance Company

Future Application of Accounting Standards (continued)

FAS 160 is required to be adopted in the first annual reporting period beginning on or after December 15, 2008 (January 1, 2009 for the Company) and earlier application is prohibited. FAS 160 must be adopted prospectively, except that noncontrolling interests should be reclassified from liabilities to a separate component of shareholders' equity and consolidated net income should be recast to include net income attributable to both the controlling and noncontrolling interests retrospectively. The Company is currently evaluating the effect FAS 160 will have on its consolidated financial condition or consolidated results of operations.

In March 2008, the FASB issued Statement of Financial Accounting Standard
No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" ("FAS 161"). FAS 161 changes the disclosure requirements for derivative instruments and hedging activities. The new standard is effective for fiscal periods beginning after November 15, 2008.

3. Investments

3.1 Investment Income

Investment income by type of investment was as follows for the years ended December 31 (in thousands):

                                            2007        2006        2005
                                         ----------  ----------  ----------
Investment income:
   Fixed maturities                      $3,404,775  $3,393,034  $3,265,962
   Equity securities                          9,935       2,852       3,435
   Mortgage loans on real estate            389,556     287,872     273,270
   Investment real estate                    11,922      10,475       9,903
   Policy loans                             105,452     103,191     100,787
   Partnerships and other invested
     assets                                 239,441     158,014      19,816
   Short-term investments                    31,511      35,420      28,263
                                         ----------  ----------  ----------
Gross investment income                   4,192,592   3,990,858   3,701,436
Investment expenses                         (39,558)    (35,419)    (80,130)
                                         ----------  ----------  ----------
Net investment income                    $4,153,034  $3,955,439  $3,621,306
                                         ==========  ==========  ==========

The carrying value of investments that produced no investment income during 2007 was less than 0.1 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                    American General Life Insurance Company

3.2 Net Realized Investment Gains (Losses)

Realized gains (losses) by type of investment were as follows for the years ended December 31 (in thousands):

                                          2007       2006       2005
                                       ---------  ---------  ---------
Fixed maturities:
   Gross gains                         $ 125,453  $ 125,224  $ 204,217
   Gross losses                         (185,720)  (128,904)  (208,430)
                                       ---------  ---------  ---------
Total fixed maturities                   (60,267)    (3,680)    (4,213)
Equity securities:
   Gross gains                            11,549     17,272     32,750
   Gross losses                               --         (5)        --
Partnerships:
   Gross gains                             6,000      5,000      2,000
   Gross losses                               --    (14,000)    (2,000)
Derivatives:
   Gross gains                             4,672      2,000      5,162
   Gross losses                          (69,041)   (46,720)        --
Securities lending:
   Gross gains                                --         --         --
   Gross losses                         (194,892)        --         --
Other:
   Gross gains                            18,946     11,752     39,909
   Gross losses                           (1,835)   (39,011)    (4,859)
Other than temporary impairments        (520,798)  (222,262)  (121,600)
                                       ---------  ---------  ---------
Net realized investment gains (losses)  (805,666)  (289,654)   (52,851)
                                       =========  =========  =========

During 2007, 2006 and 2005, the Company's realized losses included write-downs of $520.8 million, $222.3 million and $121.6 million, respectively, for certain available-for-sale fixed maturity investments that experienced declines deemed other than temporary. The determination that a security has incurred an other-than-temporary decline in value and the amount of loss recognition requires the judgment of the Company's management and a continual review of its investments, as discussed in Note 2.

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale and securities lending collateral are reported at fair value. Cost or amortized cost and estimated fair value at December 31, 2007 and 2006 were as follows (in thousands):

                                      Cost or     Gross       Gross
                                     Amortized  Unrealized  Unrealized  Estimated
December 31, 2007                      Cost       Gains       Losses    Fair Value
-----------------                   ----------- ---------- -----------  -----------
Fixed maturities
   U.S. government obligations      $   156,774 $   37,104 $      (299) $   193,579
   Foreign government                   727,251     68,306      (8,811)     786,746
   Corporate securities              30,868,456  1,201,115    (590,037)  31,479,534
   Mortgage backed securities        13,403,286    187,056    (500,890)  13,089,452
   Other debt securities              3,010,063     91,388    (106,913)   2,994,538
   Redeemable preferred stock            72,162      1,035      (3,700)      69,497
                                    ----------- ---------- -----------  -----------
Total fixed maturities               48,237,992  1,586,004  (1,210,650)  48,613,346
                                    ----------- ---------- -----------  -----------
Equity securities                       109,358     43,479         (12)     152,825
Securities lending collateral        20,357,623        619  (1,347,859)  19,010,383
Investment in AIG                         8,597     38,635          --       47,232
                                    ----------- ---------- -----------  -----------
Total                               $68,713,570 $1,668,737 $(2,558,521) $67,823,786
                                    =========== ========== ===========  ===========

                                      Cost or     Gross       Gross
                                     Amortized  Unrealized  Unrealized  Estimated
December 31, 2006                      Cost       Gains       Losses    Fair Value
-----------------                   ----------- ---------- -----------  -----------
Fixed maturities
   U.S. government obligations      $   175,439 $   29,639 $      (856) $   204,222
   Foreign government                   709,116     87,008      (6,225)     789,899
   Corporate securities              32,331,649  1,287,187    (326,938)  33,291,898
   Mortgage backed securities        12,799,496    158,103    (136,714)  12,820,885
   Other debt securities              3,581,680     93,380     (42,851)   3,632,209
   Redeemable preferred stock            75,273      2,211      (5,081)      72,403
                                    ----------- ---------- -----------  -----------
Total fixed maturities               49,672,653  1,657,528    (518,665)  50,811,516
                                    ----------- ---------- -----------  -----------
Equity securities                        42,908     41,454      (1,048)      83,314
Securities lending collateral        17,344,914         --          --   17,344,914
Investment in AIG                         8,597     49,459          --       58,056
                                    ----------- ---------- -----------  -----------
Total                               $67,069,072 $1,748,441 $  (519,713) $68,297,800
                                    =========== ========== ===========  ===========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

Net unrealized gains (losses) on investments included in accumulated other comprehensive income in shareholder's equity at December 31, 2007 were as follows (in thousands):

                                                  2007        2006        2005
Fixed maturity and equity securities          -----------  ----------  ----------
 Available for sale:
   Gross unrealized gains                     $ 1,668,737  $1,748,441  $2,122,498
   Gross unrealized losses                     (2,562,521)   (519,713)   (398,799)
Net unrealized gains on other invested assets     243,402      76,468      74,979
DAC, CIP and sales inducements                    (24,680)   (224,825)   (391,951)
Deferred federal income taxes                     238,322    (380,906)   (497,287)
                                              -----------  ----------  ----------
Net unrealized gains (losses) on investments  $  (436,740) $  699,465  $  909,440
                                              ===========  ==========  ==========

The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007 and 2006 (in thousands):

                                      Less than 12 Months      12 Months or More             Total
                                    Estimated    Unrealized  Estimated   Unrealized Estimated    Unrealized
December 31, 2007                   Fair Value     Losses    Fair Value    Losses   Fair Value     Losses
-----------------                   ----------- -----------  ----------- ---------- ----------- -----------
Fixed maturities
   U.S. government obligations      $        -- $        --  $     2,628 $    (299) $     2,628 $      (299)
   Foreign government                   137,891      (6,540)      26,219    (2,271)     164,110      (8,811)
   Corporate securities               8,570,804    (304,278)   4,412,699  (285,759)  12,983,503    (590,037)
   Mortgage backed securities         2,964,644    (276,078)   3,520,414  (224,812)   6,485,058    (500,890)
   Other debt securities                807,000     (56,000)     705,738   (50,913)   1,512,738    (106,913)
   Redeemable preferred stock            16,813      (1,344)      21,473    (2,356)      38,286      (3,700)
                                    ----------- -----------  ----------- ---------  ----------- -----------
Total fixed maturities               12,497,152    (644,240)   8,689,171  (566,410)  21,186,323  (1,210,650)
                                    ----------- -----------  ----------- ---------  ----------- -----------
Equity securities                         1,850         (12)          --        --        1,850         (12)
Securities lending collateral        15,387,728  (1,224,546)   1,157,228  (123,313)  16,544,956  (1,347,859)
                                    ----------- -----------  ----------- ---------  ----------- -----------
Total                               $27,886,730 $(1,868,798) $ 9,846,399 $(689,723) $37,733,129 $(2,558,521)
                                    =========== ===========  =========== =========  =========== ===========

                                      Less than 12 Months      12 Months or More             Total
                                                 Unrealized              Unrealized              Unrealized
December 31, 2006                   Fair Value     Losses    Fair Value    Losses   Fair Value     Losses
-----------------                   ----------- -----------  ----------- ---------- ----------- -----------
Fixed maturities
   U.S. government obligations      $     9,408 $      (126) $     5,094 $    (730) $    14,502 $      (856)
   Foreign government                    10,164      (6,225)          --        --       10,164      (6,225)
   Corporate securities               4,813,579    (121,005)   6,086,339  (205,933)  10,899,918    (326,938)
   Mortgage backed securities         1,259,556     (15,702)   6,642,120  (121,012)   7,901,676    (136,714)
   Other debt securities                358,844      (6,061)   1,070,284   (36,790)   1,429,128     (42,851)
   Redeemable preferred stock            30,492      (5,081)          --        --       30,492      (5,081)
                                    ----------- -----------  ----------- ---------  ----------- -----------
Total fixed maturities                6,482,043    (154,200)  13,803,837  (364,465)  20,285,880    (518,665)
                                    ----------- -----------  ----------- ---------  ----------- -----------
Equity securities                         5,931      (1,048)          --        --        5,931      (1,048)
Securities lending collateral                --          --           --        --           --          --
                                    ----------- -----------  ----------- ---------  ----------- -----------
Total                               $ 6,487,974 $  (155,248) $13,803,837 $(364,465) $20,291,811 $  (519,713)
                                    =========== ===========  =========== =========  =========== ===========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2007, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

The contractual maturities of fixed maturity securities at December 31, 2007 were as follows (in thousands):

                                                     Cost or
                                                    Amortized  Estimated
                                                      Cost     Fair Value
                                                   ----------- -----------
     Fixed maturity securities, excluding
       mortgage-backed securities:
        Due in one year or less                    $   447,332 $   453,929
        Due after one year though five years         4,979,130   5,208,665
        Due after five years though ten years        9,922,057  10,073,587
        Due after ten years                         19,486,187  19,787,713
     Mortgage-backed securities                     13,403,286  13,089,452
                                                   ----------- -----------
     Total fixed maturity securities               $48,237,992 $48,613,346
                                                   =========== ===========

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $16.3 billion, $16.4 billion and $29.5 billion, during 2007, 2006 and 2005, respectively.

At December 31, 2007, $44.1 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                    American General Life Insurance Company

3.4 Mortgage Loans on Real Estate

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75 percent or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2007 and 2006 (in thousands):

                                    Outstanding Percent of    Percent
                                      Amount      Total    Nonperforming
                                    ----------- ---------- -------------
December 31, 2007
Geographic distribution:
   South Atlantic                   $1,255,992     19.7%        0.0%
   Pacific                           1,574,438     24.7%        0.0%
   Mid-Atlantic                      1,577,556     24.7%        0.0%
   East North Central                  548,413      8.6%        0.0%
   Mountain                            402,083      6.3%        0.0%
   West South Central                  434,872      6.8%        0.0%
   East South Central                  256,663      4.0%        0.0%
   West North Central                  106,557      1.7%        0.0%
   New England                         206,076      3.2%        0.0%
   Other                                21,164      0.3%        0.0%
Allowance for losses                        --      0.0%        0.0%
                                    ----------    -----
Total                               $6,383,814    100.0%
                                    ==========    =====
Property type:
   Office                           $2,631,482     41.3%        0.0%
   Retail                            1,277,372     20.0%        0.0%
   Industrial                          678,070     10.6%        0.0%
   Apartments                          890,395     13.9%        0.0%
   Hotel/motel                         508,885      8.0%        0.0%
   Other                               397,610      6.2%        0.0%
Allowance for losses                        --      0.0%        0.0%
                                    ----------    -----
Total                               $6,383,814    100.0%
                                    ==========    =====

                    American General Life Insurance Company

3.4 Mortgage Loans on Real Estate (continued)

                                        Outstanding Percent of    Percent
                                          Amount      Total    Nonperforming
                                        ----------- ---------- -------------
    December 31, 2006
    Geographic distribution:
       South Atlantic                   $1,031,455     21.0%        0.0%
       Pacific                           1,105,137     22.4%        0.0%
       Mid-Atlantic                      1,243,973     25.3%        0.0%
       East North Central                  501,226     10.2%        2.6%
       Mountain                            196,097      4.0%        0.0%
       West South Central                  310,326      6.3%        0.0%
       East South Central                  241,600      4.9%        0.0%
       West North Central                   96,157      2.0%       11.5%
       New England                         174,664      3.6%        0.0%
       Canada                               21,786      0.4%        0.0%
    Allowance for losses                    (4,206)    -0.1%        0.0%
                                        ----------    -----
    Total                               $4,918,215    100.0%        0.5%
                                        ==========    =====
    Property type:
       Office                           $2,035,908     41.4%       24.0%
       Retail                            1,147,946     23.4%        0.0%
       Industrial                          467,101      9.5%        0.0%
       Apartments                          778,821     15.8%        0.0%
       Hotel/motel                         179,171      3.6%        0.0%
       Other                               313,474      6.4%        0.0%
    Allowance for losses                    (4,206)    -0.1%        0.0%
                                        ----------    -----
    Total                               $4,918,215    100.0%        0.5%
                                        ==========    =====

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

4. Deferred Policy Acquisitions Costs, Cost of Insurance Purchased and Sales Inducements

The following reflects deferred policy acquisition costs and cost of insurance purchased which will be amortized against future income and the related current amortization charges to income, excluding certain amounts deferred and amortized in the same period (in thousands):

                                              2007        2006        2005
                                           ----------  ----------  ----------
Balance at January 1                       $4,877,000  $3,972,384  $3,260,541
   Capitalization                             766,076     921,193     833,211
   Accretion of interest/amortization        (411,794)   (188,138)   (375,941)
   Effect of unrealized (gains) losses on
     securities                               178,945     150,677     259,223
   Effect of realized (gains) losses on
     securities                                41,209      20,884      (4,650)
                                           ----------  ----------  ----------
Balance at December 31                     $5,451,436  $4,877,000  $3,972,384
                                           ==========  ==========  ==========

The Company periodically unlocks FAS 97 assumptions as necessary in accordance with GAAP. Depending on the product, DAC, unearned revenue reserves ("URR") and SOP 03-1 type reserves can be affected. During the fourth quarter of 2007, certain interest, lapse and expense assumptions were unlocked. The resulting decrease in DAC amortization of $32.2 million was effectively offset by increases in SOP 03-1 reserves and URR related to interest sensitive life products. The total 2007 impact was a $0.4 million increase to net liabilities. In 2006, DAC amortization decreased $134 million in connection with the valuation system migration of deferred annuities and interest sensitive life products.

A roll forward of the cost of insurance purchased ("CIP") for the years ended December 31 follows (in thousands):

                                                   2007      2006      2005
                                                 --------  --------  --------
Balance at January 1                             $351,469  $335,899  $324,920
   Deferral of renewal commissions                    101        --        --
   Accretion of interest/amortization             (11,445)   (5,970)   (9,561)
   Effect of unrealized (gains) losses on
     securities                                    19,200    18,449    23,672
   Effect of realized (gains) losses on
     securities                                      (882)    3,091    (3,132)
                                                 --------  --------  --------
Balance at December 31                           $358,443  $351,469  $335,899
                                                 ========  ========  ========

CIP amortization expected to be recorded in each of the next five years, from 2008 through 2012, is $11.3 million, $11.0 million, $10.6 million, $10.2 million, and $9.7 million, respectively.

Activity in deferred sales inducements for the years ended December 31 follows (in thousands):

                                                    2007      2006     2005
                                                  --------  -------  -------
Balance at January 1                              $ 82,128  $46,960  $27,692
   Deferrals                                        50,651   41,681   21,284
   Accretion of interest/amortization               (8,664)  (4,513)  (2,016)
   Effect of unrealized (gains) losses on
     securities                                      2,000   (2,000)      --
   Effect of realized (gains) losses on
     securities                                      1,000       --       --
                                                  --------  -------  -------
Balance at December 31                            $127,115  $82,128  $46,960
                                                  ========  =======  =======

During 2007 and 2006, the Company migrated certain blocks of reserves and deferred acquisition costs from various legacy valuation systems to a new valuation system, representing approximately $1.2 billion and $9.6 billion of reserves, as of December 31, 2007 and 2006 respectively, and $1.4 billion of DAC as of December 31,2006. The new system has the capability to refine estimates to a greater degree than previously possible using the older systems. This conversion resulted in an increase in GAAP reserves of $1.0 million as of December 31, 2007 and increases in reserves and DAC of $154.5 million and $136.3 million, respectively, as of December 31, 2006. The impact on pre-tax earnings was $1.0 million and $18.2 million for the years ended December 31, 2007 and 2006, respectively.

                    American General Life Insurance Company

5. Reserves for Guaranteed Benefits

Details concerning the Company's guaranteed minimum death benefit exposure including a return of net deposits plus a minimum return as of December 31, 2006 were as follows (in thousands):

                                                 2007         2006
                                             ------------ ------------
         Account value                       $ 48,252,208 $ 46,877,080
         Net amount at risk (a)                 1,052,868    1,322,330
         Average attained age of contract
           holders                                     57           57
         Range of guaranteed minimum return
           rates                              0.00%-3.00%  0.00%-3.00%
(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet (in thousands):

                                                   2007     2006
                                                 -------  -------
             Balance at January 1                $ 5,338  $ 6,982
             Guaranteed benefits incurred         12,900    3,871
             Guaranteed benefits paid             (5,986)  (5,511)
                                                 -------  -------
             Balance at December 31              $12,252  $ 5,342
                                                 =======  =======

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2007 and 2006:

    . Data used was 1,000 stochastically generated investment performance scenarios.

    .  Mean investment performance assumption was 10%.

    .  Volatility assumption was 16%.

    .  Mortality was assumed to be 70% to 87.5% of the 1983a and Ult.M tables.

    . Lapse rates vary by contract type and duration and range from 5% to 25%, with an average of 16%.

    .  The discount rate was 8%.

                    American General Life Insurance Company

6. Future Life Policy Benefits and Policyholder Contract Deposits

Substantially all of the Company's insurance and annuity liabilities relate to long-duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31 (in thousands):

                                                 2007        2006
                                              ----------- -----------
          Future policy benefits:
             Ordinary life                    $ 5,549,363 $ 5,190,640
             Group life                            50,693      25,202
             Life contingent group annuities       74,437      83,159
             Life contingent annuities          6,560,572   5,678,513
             Terminal funding                     386,831     394,000
             Accident and health                  263,741     259,172
                                              ----------- -----------
          Total                               $12,885,637 $11,630,686
                                              =========== ===========
          Policyholder contract deposits:
             Annuities                        $35,724,091 $35,656,145
             Corporate-owned life insurance       330,981     342,807
             Universal life                     6,806,218   6,460,694
             Other contract deposits              173,061     182,067
                                              ----------- -----------
          Total                               $43,034,351 $42,641,713
                                              =========== ===========

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 1 percent to 11 percent.

The liability for policyholder contract deposits has been established based on various assumptions. Interest rates credited for deferred annuities vary by year of issuance and range from 2.4 percent to 11.0 percent. This range is applicable to deferred annuity contracts where the crediting rates are not directly based on equity market returns. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from 0.0 percent to 20.0 percent, grading to zero over a period of 0 to 19 years. Interest rates on corporate-owned life insurance are guaranteed at 3.0 or 4.0 percent, depending on policy form, and the weighted average rate credited in 2007 was 4.27 percent.

7. Other Assets

Other assets consisted of the following (in thousands):

                                                        December 31,
                                                      -----------------
                                                        2007     2006
                                                      -------- --------
        Prepaid expenses                              $ 39,178 $ 37,875
        Goodwill                                        56,037   37,951
        Computer software, net                          71,108   72,566
        Accounts receivable from brokers                72,564   53,960
        Property and equipment, net                    112,208   60,012
        Other assets                                    91,205   37,083
                                                      -------- --------
        Total other assets                            $442,300 $299,447
                                                      ======== ========

                    American General Life Insurance Company

8. Federal Income Taxes

8.1 Tax Liabilities

Income tax liabilities were as follows (in thousands):

                                                December 31,
                                             -------------------
                                               2007      2006
                                             -------- ----------
                Current tax liability        $ 15,220 $   52,860
                Net deferred tax liabilities  712,559  1,280,317
                                             -------- ----------
                   Income tax payable        $727,779 $1,333,177
                                             ======== ==========

The components of deferred tax liabilities and assets at December 31 were as follows (in thousands):

                                                      2007         2006
                                                  -----------  -----------
    Deferred tax liabilities applicable to:
       Deferred policy acquisition costs          $ 1,615,479  $ 1,418,736
       Basis differential of investments               73,398      218,891
       Net unrealized gains on debt and equity
         securities available for sale                     --      380,906
       Capitalized EDP                                 24,775       25,305
       Prepaid expenses                                    --        5,102
       Other                                               --      239,478
                                                  -----------  -----------
    Total deferred tax liabilities                  1,713,652    2,288,418

    Deferred tax assets applicable to:
       Policy reserves                               (617,564)  (1,003,225)
       Net unrealized losses on debt and equity
         securities available for sale               (238,322)          --
       Other                                         (145,207)      (4,876)
                                                  -----------  -----------
    Total deferred tax assets                      (1,001,093)  (1,008,101)
                                                  -----------  -----------
    Net deferred tax liabilities                  $   712,559  $ 1,280,317
                                                  ===========  ===========

For the tax year ending December 31, 2007, the Company will join in the filing of a consolidated federal income tax return with AIG. The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

On July 13, 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" (FIN 48), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The Company adopted the provisions of FIN 48 on January 1, 2007. On the date of adoption, the Company did not record any adjustment for uncertain tax liabilities.

                    American General Life Insurance Company

8. Federal Income Taxes (continued)

8.1 Tax Liabilities (continued)

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows (in thousands):

       Gross unrecognized tax benefits at December 31, 2006    $ 57,367
          Agreed audit adjustments with taxing authorities
            included in opening balance                           9,147
          Increases in tax positions for prior years              6,647
          Decreases in tax positions for prior years            (58,514)
                                                               --------
       Gross unrecognized tax benefits at December 31, 2007    $ 14,647
                                                               ========

At December 31, 2007, the Company's unrecognized tax benefits, excluding interest and penalties, were $14.6 million, which includes $2.6 million related to tax positions the disallowance of which would not affect the annual effective income tax rate.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At January 1, 2007 and December 31, 2007, the Company had accrued $2.2 million and $10.9 million, respectively, for the payment of interest and penalties. For the year ended December 31, 2007, the Company recognized $8.6 million of interest (net of federal benefit) and penalties in the statement of income.

The Internal Revenue Service ("IRS") is currently examining the Company's tax returns for the taxable years 2000 to 2002. Although the final outcome of any issues raised in examination is uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company's taxable years 2000-2006 remain subject to examination by major tax jurisdictions.

8.2 Tax Expense

Components of income tax expense (benefit) for the years ended December 31 were as follows (in thousands):

                                                   2007      2006       2005
                                                 --------  --------  ---------
Income tax at statutory percentage of pretax
  income                                         $352,042  $512,820  $ 561,589
Non-conventional fuel source credits              (58,164)  (89,803)  (142,767)
Dividends received deduction                      (37,472)  (24,419)   (28,583)
Prior year corrections                            (22,721)    7,113    (10,989)
Other credits, taxes and settlements                7,347   (13,406)     1,331
                                                 --------  --------  ---------
Income tax expense                               $241,032  $392,305  $ 380,581
                                                 ========  ========  =========

                    American General Life Insurance Company

9. Transactions With Affiliates

Notes receivable from affiliates were as follows (in thousands):

                                          December 31, 2007    December 31, 2006
                                         -------------------- --------------------
                                         Par Value Fair Value Par Value Fair Value
                                         --------- ---------- --------- ----------
American General Corporation,
  9.375%, due 2008                       $     --   $     --  $  4,725   $  4,297
Transatlantic Holdings Inc.,
  Promissory notes, 5.75%, due 2015       164,000    163,175   164,000    163,358
AGC Life, Promissory notes,
  5.02%, due 2010                         116,000    116,000   116,000    116,000
American General Corporation,
  Promissory notes, 5.57%, due 2011       415,000    415,000   415,000    415,000
Castle Trust 2, Asset backed notes,
  5.26%, due 2026                          33,853     33,305    36,944     36,021
Castle Trust 2, Asset backed notes,
  8.26%, due 2026                           7,832      7,832    13,155     13,563
AIG Global Real Estate Investment Corp.,
  Mortgages assumed September 28, 2007     92,083     92,083        --         --
                                         --------   --------  --------   --------
Total notes receivable from affiliates   $828,768   $827,395  $749,824   $748,239
                                         ========   ========  ========   ========

Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The Company paid approximately $60.6 million, $69.9 million and $66.9 million for such services in 2007, 2006 and 2005, respectively. Accounts payable for such services at December 31, 2007 and 2006 were not material. The Company rents facilities and provides services on an allocated cost basis to various affiliates. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, American General Life Companies ("AGLC"). AGLC provides shared services, including technology, to a number of AIG's life insurance subsidiaries. The Company received approximately $280.0 million, $354.8 million and $329.2 million for such services and rent in 2007, 2006 and 2005, respectively. Accounts receivable for rent and services at December 31, 2007 and 2006 were not material.

As a matter of Company policy, derivative contracts are generally executed with AIG Financial Products Corp. ("AIGFP"), an affiliated financial products company. From time to time, derivatives will be entered into with unaffiliated parties in conjunction with private placement investments.

Effective August 1, 2003, the Company and AIG Life Insurance Company of Bermuda ("AIGB") entered into a Cut-through Agreement pursuant to which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the Texas Department of Insurance. The amount of the retained liability on AIGB's books related to this agreement totaled $405,000 at December 31, 2007 and $340,000 at December 31, 2006. The Company believes the probability of loss under this agreement is remote.

                    American General Life Insurance Company

Effective June 23, 2003, the Company entered into a Cut-through Agreement with AIG Life of Canada ("AIGC") pursuant to which claimants were granted a direct right of action against the Company in the event AIGC becomes insolvent or otherwise cannot or refuses to perform its obligations under certain structured settlement contracts issued by AIGC. On November 6, 2003, the Company filed the Cut-through Agreement with the Texas Department of Insurance ("the Department"). In early 2005, the Company discussed this Cut-through Agreement with the Department and a reserve was established under these contracts that would not exceed $300 million without the consent of the Department. In 2007, the Company proposed entering into an agreement with AIGC to reinsure these obligations effective January 1, 2008, and filed the agreement for approval by the Department under the Texas Insurance Holding Company Act. The proposed reinsurance agreement, if approved, will incorporate the Cut-through Agreement as an endorsement. The reserves recorded by AIGC, related to these contracts, totaled $620.3 million at December 31, 2007 and $362.0 million at December 31, 2006. The Company believes the probability of loss under this agreement is remote.

On September 23, 2003, the Company purchased 68 percent of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle 1 Trust") for $182.3 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 1 Trust are held by affiliates of the Company. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to buying, owning, leasing and selling a portfolio of commercial jets. Castle 1 Trust is consolidated in the Company's financial statements.

During 2004, the Company purchased 38.7% of the non-voting preferred equity issued by Castle Trust 2003-II ("Castle Trust 2") for $116.6 million. The remaining non-voting equity interest and 100% of the voting equity of Castle Trust are held by various affiliates of the Company. The business of Castle Trust 2, and its wholly owned subsidiaries, is limited to buying, owning, leasing and selling a portfolio of aircraft. The purchase was funded by a capital contribution received from AGC Life Insurance Company. The Company's investment in Castle Trust 2 is reported in partnerships on the consolidated balance sheet.

On January 14, 2004, the Company purchased $65 million of fixed-rate asset-backed notes issued by Castle Trust 2. The notes mature on November 15, 2026 and are included in notes receivable from affiliates on the consolidated balance sheet.

On December 29, 2004, the Company purchased from an affiliate, Ambler Holding Corp., all of the Class D membership interests in Spicer Energy II LLC ("Spicer"), which owned three synthetic fuel production facilities. The Company reported this investment in partnerships on the consolidated balance sheet and applied the equity method of accounting, recording its proportionate share of Spicer's operating losses, and recognizing tax credits generated by the synthetic fuel production. The synthetic fuel tax credits available under the Internal Revenue Code expired as of December 31, 2007 and Spicer ceased operations at that time. At December 31, 2007, the carrying value of the investment was zero.

On December 7, 2005, the Company acquired 5.75% Senior Notes due December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company, at a cost of $163.2 million. Other affiliates of the Company are holders of the same class of securities.

                    American General Life Insurance Company

Effective May 31, 2006, ownership of American General Securities, Inc. ("AGSI") was transferred from American General Equity Services Corp. ("AGESC"), a wholly owned subsidiary of the Company, to AIG Advisor Group, Inc., an indirect wholly owned subsidiary of AIG, through a series of related party dividends and contributions within AIG-owned companies.

On September 25, 2006, the Company purchased 27% of an unaffiliated mortgage loan at its estimated fair market value of $8.8 million, from SunAmerica Life Insurance Company (an affiliate), which included a purchase premium of $0.5 million.

American Home Assurance Company ("American Home"), an indirect wholly owned subsidiary of AIG, has terminated the General Guarantee Agreement dated
March 3, 2003 ("the Guarantee") with respect to prospectively issued policies and contracts issued by the Company. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern Time ("Point of Termination"). Pursuant to its terms, the Guarantee does not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantee will continue to cover the policies, contracts and certificates with a date of issuance earlier than the Point of Termination until all insurance obligations under such policies, contracts and certificates are satisfied in full. American Home's audited statutory financial statements are filed with the SEC in the Company's registration statements for its variable products that were issued prior to the Point of Termination.

On September 28, 2007, the Company purchased two commercial real estate properties and partnership interests in another commercial real estate property from affiliated companies. The intent of the transactions was to consolidate and simplify the ownership structure of real estate located in the AIG office complex in Houston, Texas and occupied in part by AIG affiliates. The property interests were purchased with cash at market value, based upon independent third-party investment value appraisals of the buildings and land. The Company previously held a 1.91% interest in a partnership, 2929 Allen Parkway LP, whose assets consisted primarily of an office tower and land. The Company purchased all of the remaining interests in the partnership from affiliates. The Company dissolved the partnership and took direct ownership of the real estate on December 31, 2007.

As of September 28, 2007, AIG Global Real Estate Investment Corp. (an affiliate), assumed $91.8 million of commercial mortgage loans from the Company. These mortgage loans had previously been unaffiliated.

10. Benefit Plans

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

                    American General Life Insurance Company

11. Derivative Financial Instruments

11.1 Use of Derivative Financial Instruments

The Company's use of derivative financial instruments is generally limited to interest rate swaps, currency swaps, S&P 500 index options and Treasury note and U.S. long bond futures as economic hedges of certain financial assets and liabilities as follows:

Derivative Instrument                         Economically Hedged Item
---------------------                         ------------------------
Interest rate and currency swaps              Private placement bonds
S&P index, Dow Jones EURO STOXX 50,           Equity-indexed policy liabilities
  and Hang Seng Index options                 on certain universal life and
                                              annuity policies
Treasury note and long bond futures           Bonds purchased for short-term
                                              (trading) purposes

The Company believes that such hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting.

With the exception of premiums required for the purchase of publicly-traded or over-the-counter traded S&P 500 Index, Dow Jones EURO STOXX 59 and Hang Seng Index options and futures, derivatives contracts purchased by the Company require no up-front cash payment and provide for net settlement.

11.2 Risks Inherent In the Use of Derivatives

Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective economic hedges, the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities). Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis. Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts.

11.3 Interest Rate and Currency Swap Agreements

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis and to convert certain fixed rates to different fixed rates. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates.

Swap agreements have terms of two to twenty-two years. Interest rate and currency swap agreements related to investment securities at December 31 were as follows (in thousands):

                                                 2007        2006
                                              ----------  ----------
          Interest rate swap agreements:
             Notional amount                  $1,209,000  $1,275,000
             Fair value                           (8,000)    (15,000)
          Currency swap agreements:
             Notional amount                     890,184     772,000
             Fair value                         (149,027)    (97,000)

                    American General Life Insurance Company

11.4 Index Options

S&P 500 index options (puts and calls) are purchased as economic hedges of index-based exposures inherent in the Company's equity-indexed universal life and annuity products. Such options generally have terms of one or two years. The Company has procedures in place to economically match option purchases to policy liabilities. Contracts outstanding at December 31 were as follows (in thousands):

                                             2007                2006
                                      ------------------- -------------------
                                      Notional Fair Value Notional Fair Value
                                      -------- ---------- -------- ----------
  Calls:
     One-year (or less) contracts     $482,389  $13,903   $319,314  $26,236
     Two-year contracts                 59,510    4,688     41,221    4,278
     Five-year contracts                65,076   20,609         --       --

11.5 Futures

The Company purchases and sells short futures (Treasury note and U.S. long bond) to offset interest rate exposures on certain bonds purchased for the trading portfolio. The fair value of futures outstanding was zero at December 31, 2007 and December 31, 2006, respectively.

12. Fair Value of Financial Instruments

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below.

                                                2007                2006
                                         ------------------- -------------------
                                                    Carrying            Carrying
                                         Fair Value  Amount  Fair Value  Amount
                                         ---------- -------- ---------- --------
                                                      (In millions)
Assets
Cash                                      $   461   $   461   $   247   $   247
Fixed maturity and equity securities       49,008    49,008    51,198    51,198
Mortgage loans on real estate               6,392     6,384     5,041     4,918
Policy loans                                1,909     1,847     1,840     1,820
Short-term investments                        476       476        42        42
Derivative assets                              40        40        32        32
Partnerships & other invested assets        4,790     4,790     3,483     3,483
Investment in Parent Company                   47        47        58        58
Notes receivable from affiliates              827       827       748       748
Securities lending collateral              19,010    19,010    17,345    17,345
Assets held in separate accounts           32,315    32,315    30,272    30,272

Liabilities
Investment contracts                       33,843    35,338    32,752    35,343
Dividend accumulations                        869       869       884       884
Derivative liabilities                        158       158       114       114
Securities lending payable                 20,608    20,608    17,345    17,345
Liabilities related to separate accounts   32,315    32,315    30,272    30,272

The following methods and assumptions were used to estimate the fair value of financial instruments:

Cash and Short-Term Investments

Carrying value is considered to be a reasonable estimate of fair value.

                    American General Life Insurance Company

Fixed Maturity and Equity Securities

The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. The Company obtains market price data to value financial instruments whenever such information is available. Market price data generally is obtained from market exchanges or dealer quotations. The types of instruments valued based on market price data include G-7 government and agency securities, equities listed in active markets, and investments in publicly traded mutual funds with quoted market prices.

The Company estimates the fair value of fixed income instruments not traded in active markets by referring to traded securities with similar attributes and using a matrix pricing methodology. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, and other relevant factors. The types of fixed income instruments not traded in active markets include non-G-7 government securities, municipal bonds, certain hybrid financial instruments, most investment-grade and high-yield corporate bonds, and most mortgage- and asset-backed products.

The Company initially estimates the fair value of equity instruments not traded in active markets by reference to the transaction price. This valuation is adjusted only when changes to inputs and assumptions are corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment and other transactions across the capital structure, offerings in the equity capital markets, and changes in financial ratios or cash flows.

For equity and fixed income instruments that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

Mortgage Loans on Real Estate

Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates. Fair value for collateral, commercial and guaranteed loans is based primarily on independent pricing services, broker quotes and other independent information.

Policy Loans

Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

Partnerships

Fair value of partnerships is based upon the fair value of the net assets of these investments as determined by the general partners.

Investment in AIG

The fair value of the investment in AIG is based on quoted market prices of AIG common stock.

Notes Receivable from Affiliates

Fair value of promissory notes and asset backed notes from affiliates were based on quoted market prices, where available. For investments not actively traded, fair value was estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

Securities Lending Collateral / Securities Lending Payable

Securities lending collateral is invested in short-term investments and fixed maturity securities, primarily floating-rate bonds. The carrying value of short-term investments is considered to be a reasonable estimate of fair value. Securities lending collateral investments in fixed maturity securities are carried at fair value, which is based principally on independent pricing services, broker quotes and other independent information, consistent with the valuation of other fixed maturity securities.

The contract values of securities lending payable approximate fair value as these obligations are short-term in nature.

                    American General Life Insurance Company

Assets and Liabilities Related to Separate Accounts

The fair value of separate account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds held in separate accounts.

Derivative Financial Instruments

Fair value of derivative asset and liabilities is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

Investment Contracts

Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

Dividend Accumulation

Fair value of dividend accumulation is the accumulated value of dividend to be paid to the policyholder with interest.

13. Commitments and Contingencies

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

The Company is party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations, cash flows and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

The Company had unfunded investment commitments totaling $1,377.6 million of which $1,116.4 million was committed to fund limited partnership investments. The company also had $261.2 million in commitments relating to mortgage loans at December 31, 2007.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2007 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The liability is not material to the Company's results of operations or consolidated financial position.

At December 31, 2007, future scheduled minimum lease payments, including an estimated U.S. dollar equivalent for lease payments denominated in Euros using an exchange rate in effect at December 31, 2007, to be received by Castle 1 Trust under operating leases for the year ended December 31 are as follows (in thousands):

                            2008            $109,225
                            2009             102,752
                            2010              82,983
                            2011              65,685
                            2012              39,204
                            Thereafter        34,405
                                            --------
                            Total           $434,254
                                            ========

                    American General Life Insurance Company

While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued represents the Company's best estimate of its liability, this estimate may change in the future.

On November 1, 2002, the Company and various affiliates entered into an inter-affiliate credit facility (the "facility"), under which the Company commits to make loans to AIG. The maximum aggregate amount of the Company's commitment is currently $160.0 million. Such loans may take the form of variable rate loans that pay the higher of the federal funds rate plus 0.5 percent or the prime rate, or fixed rate loans that pay LIBOR plus a specific margin. AIG has the option, at the commitment termination date, to convert any outstanding loan balances to one-year term. The current commitment termination date is September 6, 2008. The Company receives annual facility fees of .025%. No loans were funded during 2007 or 2006.

AGL owns interests in certain limited liability companies ("LLCs") which invested in six coal synthetic fuel production facilities. The sale of coal synthetic fuel produced by these six facilities generated income tax credits. Since acquiring the facilities, AGL has recognized approximately $594 million of synfuel tax credits through December 31, 2007. By letters dated February 17, 2006, the IRS field agents have advised the LLCs that all six production facilities were placed in service before July 1, 1998 and that they will withdraw the 60-day letters issued to the LLCs.

The Company generated income tax credits as a result of investing in synthetic fuel under production. Tax credits generated from the production and sale of synthetic fuel under the Internal Revenue Code are subject to an annual phase-out provision that is based on the average wellhead price of domestic crude oil. The price range within which the tax credits are phased-out was originally established in 1980 and is adjusted annually for inflation. Depending on the price of domestic crude oil for a particular year, all or a portion of the tax credits generated in that year might be eliminated. The Company evaluated the production levels of its synthetic fuel production facilities in light of the risk of phase-out of the associated tax credits. As a result of fluctuating domestic crude oil prices, the Company evaluated and adjusted production levels when appropriate in light of this risk. The tax credits expired on December 31, 2007.

Prior to 2006, net premiums and losses retained by the Company, after retro-cessions to various quota share reinsurers, were 100% retro-ceded to another AIG subsidiary, American General Assurance Company ("AGAC"). During 2006, the agreement with AGAC terminated and the retrocession was recaptured.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

In February 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding investigations conducted by the SEC, NYAG and DOI in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company received permanent permission from the SEC in September 2007.

                    American General Life Insurance Company

14. Reinsurance

Reinsurance transactions for the years ended December 31, 2007, 2006 and 2005 were as follows (in thousands):

                                                                                      Percentage
                                                               Assumed                of Amount
                                               Ceded to Other From Other               Assumed
                                  Gross Amount   Companies    Companies   Net Amount    to Net
                                  ------------ -------------- ---------- ------------ ----------
December 31, 2007
Life insurance in force           $650,105,100  $139,319,974  $3,208,711 $513,993,837    0.62%
                                  ============  ============  ========== ============
Premiums:

   Life insurance and annuities      2,598,242       594,393      14,651    2,018,500    0.73%
   Accident and health insurance        28,131         7,929       9,959       30,161   33.02%
                                  ------------  ------------  ---------- ------------
Total premiums                    $  2,626,373  $    602,322  $   24,610 $  2,048,661    1.20%
                                  ============  ============  ========== ============
December 31, 2006
Life insurance in force           $589,468,232  $140,037,494  $2,816,826 $452,247,564    0.62%
                                  ============  ============  ========== ============
Premiums:

   Life insurance and annuities      2,498,746       525,132      12,259    1,985,873    0.62%
   Accident and health insurance        27,548         1,659         196       26,085    0.75%
                                  ------------  ------------  ---------- ------------
Total premiums                    $  2,526,294  $    526,791  $   12,455 $  2,011,958    0.62%
                                  ============  ============  ========== ============
December 31, 2005
Life insurance in force           $502,899,091  $139,656,195  $3,081,688 $366,324,584    0.84%
                                  ============  ============  ========== ============
Premiums:

   Life insurance and annuities      2,391,048       456,696      14,397    1,948,749    0.74%
   Accident and health insurance        25,590         2,926       1,927       24,591    7.84%
                                  ------------  ------------  ---------- ------------
Total premiums                    $  2,416,638  $    459,622  $   16,324 $  1,973,340    0.83%
                                  ============  ============  ========== ============

Reinsurance recoverable on paid losses was approximately $59.5 million, and $32.9 million, at December 31, 2007 and 2006, respectively. Reinsurance recoverable on unpaid losses was approximately $202.6 million, and $139.6 million at December 31, 2007 and 2006, respectively.

Total reinsurance recoverables are included in accounts receivable on the consolidated balance sheet.

                    American General Life Insurance Company

In December 2002, the Company entered into a coinsured/modified coinsurance agreement with AIGB, an affiliate. The agreement has an effective date of March 1, 2002. Under the agreement, AIGB reinsures 100% quota share of the Company's liability on virtually all level term and universal life products issued by the Company with issue dates on or after March 1, 2002. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied.

For the year ending December 31, 2007, the Company incorporated, a wholly owned subsidiary, Pine Vermont Reinsurance Company ("Pine Vermont") with a contribution of $250,000. Pine Vermont is domiciled in Vermont but had not yet obtained an insurance company license at December 31, 2007.

15.Shareholder's Equity

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The Company's stock is held by its immediate parent, AGC Life Insurance Company.

The Company paid $550 million, $200 million and $440 million in dividends on common stock to AGC Life in 2007, 2006 and 2005, respectively. The Company also paid $680,000 in dividends on preferred stock to AGC Life in 2007, 2006 and 2005. In addition, the Company paid a non-cash dividend of $7.5 million to the Parent Company during 2006.

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2007, approximately $10.1 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $4.0 billion of consolidated shareholder's equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to AGC Life are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10 percent of policyholders' surplus or the previous year's statutory net gain from operations.

16.Subsequent Events

The Company received a capital contribution of $400.0 million from its Parent in February 2008.

The Puerto Rico Office of the Commissioner of Insurance ("Commissioner") issued a letter dated February 27, 2008 approving the merger of AIG Life Insurance Company of Puerto Rico ("AIG Puerto Rico") a subsidiary of AIG, into the Company subject to: (i) the approval and completion of the merger in accordance with the laws of the State of Texas by the Texas Department of Insurance ("Texas Department"), and (ii) submission to the Commissioner of the Texas Department's approval documentation. The Texas Department issued an unsigned copy of its Order approving the merger on March 18, 2008 which provides for an effective merger date of January 1, 2008. The Company anticipates that barring any unforeseen circumstances the Order will be finalized and signed by the Texas Department in the near future.

Pro forma consolidated results at December 31, had AIG Puerto Rico been acquired on January 1, 2005, were as follows (in thousands):

                                           2007         2006         2005
                                       ------------ ------------ ------------
   Total Assets                        $123,723,378 $117,820,720 $109,668,898
   Total Liabilities                   $113,531,702 $106,689,912 $ 99,240,852
   Total Revenue                       $  6,713,715 $  6,845,289 $  6,720,305
   Total Net Income                    $    766,066 $  1,074,247 $  1,225,548

[LOGO OF AIG(R)AMERICAN GENERAL]

                                                               Variable Annuity
                                                             Separate Account D

                                                                           2007

                                                                  Annual Report

                                                              December 31, 2007

                                        American General Life Insurance Company
                             A subsidiary of American International Group, Inc.

[LOGO] PRICEWATERHOUSECOOPERS LLP

                                                      PricewaterhouseCoopers LLP
                                                      1201 Louisiana
                                                      Suite 2900
                                                      Houston, TX 77002-5678
                                                      Telephone (713) 356 4000
                                                      Facsimile (713) 356 4717

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and Contract Owners of American General Life Insurance Company Separate Account D

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions of American General Life Insurance Company Separate Account D (the "Separate Account") listed in Note A at December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the investment companies, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

April 4, 2008

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS
December 31, 2007

                                                                  Due from (to)                                     Net assets
                                                                    American                Contract   Contract   attributable to
                                                    Investment    General Life              owners -   owners -      contract
                                                  securities - at   Insurance               annuity  accumulation      owner
Divisions                                           fair value       Company    Net Assets  reserves   reserves      reserves
------------------------------------------------- --------------- ------------- ----------- -------- ------------ ---------------
AIM V.I. Core Equity Fund - Series I                $ 3,001,708        $--      $ 3,001,708  $   --  $ 3,001,708    $ 3,001,708
AIM V.I. International Growth Fund - Series I         1,374,695         --        1,374,695      --    1,374,695      1,374,695
AIM V.I. Premier Equity Fund - Series I                      --         --               --      --           --             --
Alger American Leveraged AllCap Portfolio -
  Class O Shares                                             --         --               --      --           --             --
Alger American MidCap Growth Portfolio - Class O
  Shares                                                     --         --               --      --           --             --
American Century VP Inflation Protection Fund -
  Class II                                                   --         --               --      --           --             --
American Century VP Value Fund - Class I              1,350,697         (1)       1,350,696      --    1,350,696      1,350,696
Credit Suisse Small Cap Core I Portfolio                235,826         (1)         235,825      --      235,825        235,825
Dreyfus IP MidCap Stock Portfolio - Initial
  Shares                                                452,204         --          452,204      --      452,204        452,204
The Dreyfus Socially Responsible Growth Fund,
  Inc. - Initial Shares                                 936,461         --          936,461      --      936,461        936,461
Dreyfus VIF Developing Leaders Portfolio -
  Initial Shares                                      1,357,818         --        1,357,818      --    1,357,818      1,357,818
Dreyfus VIF Quality Bond Portfolio - Initial
  Shares                                              2,511,391         --        2,511,391      --    2,511,391      2,511,391
Evergreen VA High Income Fund - Class 1               5,987,620         --        5,987,620      --    5,987,620      5,987,620
Fidelity VIP Asset Manager Portfolio - Initial
  Class                                                 149,619         --          149,619      --      149,619        149,619
Fidelity VIP Asset Manager Portfolio - Service
  Class 2                                               428,473         --          428,473      --      428,473        428,473
Fidelity VIP Contrafund Portfolio - Service
  Class 2                                             2,503,566         --        2,503,566      --    2,503,566      2,503,566
Fidelity VIP Equity-Income Portfolio - Service
  Class 2                                             2,254,080         --        2,254,080      --    2,254,080      2,254,080
Fidelity VIP Growth Portfolio - Service Class 2       1,508,363         --        1,508,363      --    1,508,363      1,508,363
Fidelity VIP Index 500 Portfolio - Initial Class         47,409         --           47,409      --       47,409         47,409
Fidelity VIP Mid Cap Portfolio - Service Class 2             --         --               --      --           --             --
Fidelity VIP Overseas Portfolio - Initial Class          44,354         --           44,354      --       44,354         44,354
Franklin Templeton Franklin Small Cap Value
  Securities Fund - Class 2                                  --         --               --      --           --             --
Franklin Templeton Franklin U.S. Government Fund
  - Class 2                                                  --         --               --      --           --             --
Franklin Templeton Mutual Shares Securities Fund
  - Class 2                                                  --         --               --      --           --             --
Franklin Templeton Templeton Foreign Securities
  Fund - Class 2                                        747,649          1          747,650      --      747,650        747,650
Franklin Templeton Templeton Global Asset
  Allocation Fund - Class 2                             801,576         --          801,576      --      801,576        801,576
Goldman Sachs VIT Capital Growth Fund -
  Institutional Shares                                   81,145         --           81,145      --       81,145         81,145
Janus Aspen International Growth Portfolio -
  Service Shares                                        645,272         (1)         645,271      --      645,271        645,271
Janus Aspen Mid Cap Growth Portfolio - Service
  Shares                                                492,957         --          492,957      --      492,957        492,957
Janus Aspen Worldwide Growth Portfolio - Service
  Shares                                                291,677         --          291,677      --      291,677        291,677
JPMorgan Mid Cap Value Portfolio                             --         --               --      --           --             --
JPMorgan Small Company Portfolio                        213,213         --          213,213      --      213,213        213,213
LEVCO Equity Value Fund                                      --         --               --      --           --             --
MFS VIT Core Equity Series - Initial Class              781,501         --          781,501      --      781,501        781,501
MFS VIT Emerging Growth Series - Initial Class        2,210,256         --        2,210,256      --    2,210,256      2,210,256
MFS VIT New Discovery Series - Initial Class            344,722         --          344,722      --      344,722        344,722
MFS VIT Research Series - Initial Class                 468,650         --          468,650      --      468,650        468,650
Neuberger Berman AMT Balanced Portfolio - Class I        10,887         --           10,887      --       10,887         10,887
Neuberger Berman AMT Mid-Cap Growth Portfolio -
  Class I                                               384,290         (1)         384,289      --      384,289        384,289
Oppenheimer Balanced Fund/VA - Non-Service Shares            --         --               --      --           --             --
Oppenheimer Global Securities Fund/VA - Non-
  Service Shares                                             --         --               --      --           --             --
PIMCO VIT Real Return Portfolio - Administrative
  Class                                               1,484,284         --        1,484,284      --    1,484,284      1,484,284
PIMCO VIT Short-Term Portfolio - Administrative
  Class                                                 439,482         --          439,482      --      439,482        439,482
PIMCO VIT Total Return Portfolio -
  Administrative Class                                2,221,874         --        2,221,874      --    2,221,874      2,221,874
Pioneer Fund VCT Portfolio - Class I                    664,972         (1)         664,971      --      664,971        664,971
Pioneer Growth Opportunities VCT Portfolio -
  Class I                                             1,050,115         --        1,050,115      --    1,050,115      1,050,115
Principal Diversified International Account           8,232,163         (1)       8,232,162   1,358    8,230,804      8,232,162
Principal Equity Income Account I                    19,874,015          1       19,874,016      --   19,874,016     19,874,016
Principal Growth Account                             29,335,197         (1)      29,335,196   1,103   29,334,093     29,335,196
Principal Income Account                             11,938,661         (1)      11,938,660   1,407   11,937,253     11,938,660
Principal LargeCap Blend Account                     23,617,445         --       23,617,445      --   23,617,445     23,617,445

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS - CONTINUED
December 31, 2007

                                                                 Due from (to)
                                                                   American                 Contract   Contract     Net assets
                                                   Investment    General Life               owners -   owners -   attributable to
                                                 securities - at   Insurance                annuity  accumulation contract owner
Divisions                                          fair value       Company     Net Assets  reserves   reserves      reserves
------------------------------------------------ --------------- ------------- ------------ -------- ------------ ---------------
Principal MidCap Stock Account                    $  4,319,026      $   (1)    $  4,319,025 $     -- $  4,319,025  $  4,319,025
Principal Money Market Account                       6,701,988       9,827        6,711,815       --    6,711,815     6,711,815
Principal Mortgage Securities Account               10,939,876          --       10,939,876    1,420   10,938,456    10,939,876
Principal SAM Balanced Portfolio                   149,959,524          --      149,959,524  118,683  149,840,841   149,959,524
Principal SAM Conservative Balanced Portfolio        7,292,460          --        7,292,460       --    7,292,460     7,292,460
Principal SAM Conservative Growth Portfolio        105,503,939          --      105,503,939       --  105,503,939   105,503,939
Principal SAM Flexible Income Portfolio             23,616,389          --       23,616,389       --   23,616,389    23,616,389
Principal SAM Strategic Growth Portfolio            35,108,778          (1)      35,108,777       --   35,108,777    35,108,777
Principal Short-Term Income Account                  4,081,666          --        4,081,666       --    4,081,666     4,081,666
Principal SmallCap Growth Account                    6,674,411           1        6,674,412      847    6,673,565     6,674,412
Principal West Coast Equity Account                 15,823,939          --       15,823,939       --   15,823,939    15,823,939
Putnam VT Diversified Income Fund - Class IB                --          --               --       --           --            --
Putnam VT Growth and Income Fund - Class IB          1,487,576          --        1,487,576       --    1,487,576     1,487,576
Putnam VT International Growth and Income Fund
  - Class IB                                           589,508          --          589,508       --      589,508       589,508
Royce Small-Cap Portfolio                            1,745,357          --        1,745,357       --    1,745,357     1,745,357
SunAmerica Aggressive Growth Portfolio - Class 1            --          --               --       --           --            --
SunAmerica Balanced Portfolio - Class 1                     --          --               --       --           --            --
UIF Core Plus Fixed Income Portfolio - Class I
  Shares                                             2,016,475          --        2,016,475       --    2,016,475     2,016,475
UIF Emerging Markets Equity Portfolio - Class I
  Shares                                             2,851,910          --        2,851,910       --    2,851,910     2,851,910
UIF Equity Growth Portfolio - Class I Shares         6,033,981          --        6,033,981       --    6,033,981     6,033,981
UIF Global Value Equity Portfolio - Class I
  Shares                                             4,062,095          --        4,062,095       --    4,062,095     4,062,095
UIF High Yield Portfolio - Class I Shares            2,353,128          --        2,353,128       --    2,353,128     2,353,128
UIF International Magnum Portfolio - Class I
  Shares                                             2,731,261           1        2,731,262       --    2,731,262     2,731,262
UIF U.S. Mid Cap Value Portfolio - Class I
  Shares                                             8,216,439          --        8,216,439       --    8,216,439     8,216,439
UIF U.S. Real Estate Portfolio - Class I Shares      2,469,334          --        2,469,334       --    2,469,334     2,469,334
UIF Value Portfolio - Class I Shares                 6,240,815          --        6,240,815       --    6,240,815     6,240,815
VALIC Company I Blue Chip Growth Fund                  136,191          --          136,191       --      136,191       136,191
VALIC Company I Core Value Fund                         52,843          --           52,843       --       52,843        52,843
VALIC Company I Health Sciences Fund                    97,242          --           97,242       --       97,242        97,242
VALIC Company I International Equities Fund            600,368          (1)         600,367       --      600,367       600,367
VALIC Company I Mid Cap Index Fund                   3,138,580          (1)       3,138,579       --    3,138,579     3,138,579
VALIC Company I Money Market I Fund                  7,558,172          (1)       7,558,171       --    7,558,171     7,558,171
VALIC Company I Nasdaq-100 Index Fund                  350,852          --          350,852       --      350,852       350,852
VALIC Company I Science & Technology Fund              284,355          --          284,355       --      284,355       284,355
VALIC Company I Small Cap Index Fund                   507,745          --          507,745       --      507,745       507,745
VALIC Company I Social Awareness Fund                    3,359          --            3,359       --        3,359         3,359
VALIC Company I Stock Index Fund                     3,799,914          --        3,799,914       --    3,799,914     3,799,914
Van Kampen Comstock Fund                             5,143,306           1        5,143,307   48,680    5,094,627     5,143,307
Van Kampen Corporate Bond Fund                         153,829          --          153,829       --      153,829       153,829
Van Kampen High Yield Fund                           4,145,658           1        4,145,659       --    4,145,659     4,145,659
Van Kampen LIT Enterprise Portfolio - Class I       12,607,669          (2)      12,607,667       --   12,607,667    12,607,667
Van Kampen LIT Government Portfolio - Class I        5,522,860          --        5,522,860   26,179    5,496,681     5,522,860
Van Kampen LIT Growth and Income Portfolio -
  Class I                                           28,616,523          --       28,616,523       --   28,616,523    28,616,523
Van Kampen LIT Money Market Portfolio - Class I      4,145,424          --        4,145,424   21,915    4,123,509     4,145,424
Van Kampen LIT Strategic Growth Portfolio -
  Class I                                            8,952,443          --        8,952,443  647,026    8,305,417     8,952,443
Van Kampen Reserve Fund                                243,654          --          243,654   18,765      224,889       243,654
Vanguard VIF High Yield Bond Portfolio                      --          --               --       --           --            --
Vanguard VIF REIT Index Portfolio                           --          --               --       --           --            --
WM VT Growth & Income Fund                                  --          --               --       --           --            --
WM VT Growth Fund                                           --          --               --       --           --            --
WM VT International Growth Fund                             --          --               --       --           --            --
WM VT Money Market Fund                                     --          --               --       --           --            --
WM VT Small Cap Growth Fund                                 --          --               --       --           --            --

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007

                                      A           B          A+B=C         D            E             F           C+D+E+F
                                            Mortality and                 Net                   Net change in     Increase
                                  Dividends  expense risk     Net      realized   Capital gain    unrealized   (decrease) in
                                    from         and       investment gain (loss) distributions  appreciation    net assets
                                   mutual   administrative   income       on       from mutual  (depreciation) resulting from
Divisions                           funds      charges       (loss)   investments     funds     of investments   operations
--------------------------------- --------- -------------- ---------- ----------- ------------- -------------- --------------
AIM V.I. Core Equity Fund -
  Series I                        $ 34,048    $ (52,610)   $ (18,562) $  268,362   $       --    $    27,181     $  276,981
AIM V.I. International Growth
  Fund - Series I                    5,624      (23,823)     (18,199)    534,528           --       (290,047)       226,282
AIM V.I. Premier Equity Fund -
  Series I                              --           --           --          --           --             --             --
Alger American Leveraged
  AllCap Portfolio - Class O
  Shares                                --           --           --          --           --             --             --
Alger American MidCap Growth
  Portfolio - Class O Shares            --           --           --          --           --             --             --
American Century VP Inflation
  Protection Fund - Class II            --           --           --          --           --             --             --
American Century VP Value Fund -
  Class I                           32,110      (24,113)       7,997     183,587      166,512       (431,647)       (73,551)
Credit Suisse Small Cap Core I
  Portfolio                             --       (3,588)      (3,588)      7,883           --         (8,019)        (3,724)
Dreyfus IP MidCap Stock
  Portfolio - Initial Shares         3,038       (9,146)      (6,108)      3,237       86,320        (70,635)        12,814
The Dreyfus Socially Responsible
  Growth Fund, Inc. - Initial
  Shares                             7,135      (16,926)      (9,791)    (69,032)          --        161,589         82,766
Dreyfus VIF Developing Leaders
  Portfolio - Initial Shares        16,571      (27,376)     (10,805)     61,250      289,725       (552,439)      (212,269)
Dreyfus VIF Quality Bond
  Portfolio - Initial Shares       147,628      (41,288)     106,340     (35,140)          --         (6,012)        65,188
Evergreen VA High Income Fund -
  Class 1                          461,462      (24,119)     437,343       1,380           --       (297,852)       140,871
Fidelity VIP Asset Manager
  Portfolio - Initial Class          8,568       (2,185)       6,383         240        3,764          7,678         18,065
Fidelity VIP Asset Manager
  Portfolio - Service Class 2       32,066       (7,657)      24,409      69,868       19,655        (42,207)        71,725
Fidelity VIP Contrafund
  Portfolio - Service Class 2       18,292      (37,677)     (19,385)    353,201      626,789       (552,408)       408,197
Fidelity VIP Equity-Income
  Portfolio - Service Class 2       38,421      (37,725)         696     346,653      193,347       (503,573)        37,123
Fidelity VIP Growth Portfolio -
  Service Class 2                    7,517      (22,260)     (14,743)    297,772          949         77,304        361,282
Fidelity VIP Index 500 Portfolio
  - Initial Class                    1,713         (743)         970         207           --            560          1,737
Fidelity VIP Mid Cap Portfolio -
  Service Class 2                       --           --           --          --           --             --             --
Fidelity VIP Overseas Portfolio
  - Initial Class                    1,399         (655)         744         226        2,671          2,316          5,957
Franklin Templeton Franklin
  Small Cap Value Securities
  Fund - Class 2                        --           --           --          --           --             --             --
Franklin Templeton Franklin U.S.
  Government Fund - Class 2             --           --           --          --           --             --             --
Franklin Templeton Mutual Shares
  Securities Fund - Class 2             --           --           --          --           --             --             --
Franklin Templeton Templeton
  Foreign Securities Fund -
  Class 2                           18,416      (12,712)       5,704     252,613       42,005       (176,938)       123,384
Franklin Templeton Templeton
  Global Asset Allocation Fund -
  Class 2                          163,028      (12,939)     150,089      23,115      213,773       (304,835)        82,142
Goldman Sachs VIT Capital Growth
  Fund - Institutional Shares          149       (1,274)      (1,125)      8,146           --            385          7,406
Janus Aspen International Growth
  Portfolio - Service Shares         3,125       (9,456)      (6,331)    160,381           --          1,525        155,575
Janus Aspen Mid Cap Growth
  Portfolio - Service Shares           378       (8,165)      (7,787)    145,893        3,337        (29,382)       112,061
Janus Aspen Worldwide Growth
  Portfolio - Service Shares         2,149       (5,429)      (3,280)     51,517           --         (6,989)        41,248
JPMorgan Mid Cap Value Portfolio        --           --           --          --           --             --             --
JPMorgan Small Company Portfolio        30       (4,031)      (4,001)     18,168       15,909        (40,812)       (10,736)
LEVCO Equity Value Fund                 --           --           --          --           --             --             --
MFS VIT Core Equity Series -
  Initial Class                      3,674      (13,210)      (9,536)    106,276           --          6,812        103,552
MFS VIT Emerging Growth Series -
  Initial Class                         --      (34,486)     (34,486)     67,743           --        421,096        454,353
MFS VIT New Discovery Series -
  Initial Class                         --       (6,391)      (6,391)     54,522       36,989        (68,781)        16,339
MFS VIT Research Series -
  Initial Class                      4,329       (7,489)      (3,160)     83,305           --        (14,830)        65,315
Neuberger Berman AMT Balanced
  Portfolio - Class I                  123         (163)         (40)         47           --          1,316          1,323
Neuberger Berman AMT Mid-Cap
  Growth Portfolio - Class I            --       (6,744)      (6,744)    130,697           --        (24,347)        99,606
Oppenheimer Balanced Fund/VA -
  Non-Service Shares                    --           --           --          --           --             --             --
Oppenheimer Global Securities
  Fund/VA - Non-Service Shares          --           --           --          --           --             --             --
PIMCO VIT Real Return Portfolio
  - Administrative Class            86,131      (25,057)      61,074       9,897        3,448         74,465        148,884
PIMCO VIT Short-Term Portfolio -
  Administrative Class              26,142       (7,625)      18,517      (1,329)          --           (837)        16,351
PIMCO VIT Total Return Portfolio
  - Administrative Class           125,938      (35,722)      90,216       2,512           --         75,597        168,325
Pioneer Fund VCT Portfolio -
  Class I                            9,923      (11,885)      (1,962)    116,664           --        (69,918)        44,784
Pioneer Growth Opportunities VCT
  Portfolio - Class I                   --      (18,933)     (18,933)     79,672      178,775       (286,250)       (46,736)
Principal Diversified
  International Account             83,172     (123,414)     (40,242)    145,186      806,272        452,153      1,363,369
Principal Equity Income Account I  253,027     (349,632)     (96,605)  3,436,633    1,176,695     (3,417,264)     1,099,459
Principal Growth Account            51,785     (422,552)    (370,767)    823,268           --      5,454,695      5,907,196
Principal Income Account           881,425     (192,826)     688,599       8,690       20,595       (147,016)       570,868
Principal LargeCap Blend Account   203,248     (402,945)    (199,697)    396,102    1,019,659        298,101      1,514,165

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF OPERATIONS - CONTINUED
For the Year Ended December 31, 2007

                               A            B          A+B=C          D             E             F           C+D+E+F
                                      Mortality and                  Net                    Net change in     Increase
                           Dividends   expense risk     Net       realized    Capital gain    unrealized   (decrease) in
                             from          and       investment  gain (loss)  distributions  appreciation    net assets
                            mutual    administrative   income        on        from mutual  (depreciation) resulting from
Divisions                    funds       charges       (loss)    investments      funds     of investments   operations
-------------------------- ---------- -------------- ----------  -----------  ------------- -------------- --------------
Principal MidCap Stock
  Account                  $   59,380  $   (87,431)  $  (28,051) $   738,865   $  421,442    $(1,556,939)   $  (424,683)
Principal Money Market
  Account                     323,547      (93,785)     229,762           --           --             --        229,762
Principal Mortgage
  Securities Account          727,667     (183,297)     544,370     (205,442)          --        268,173        607,101
Principal SAM Balanced
  Portfolio                 4,756,212   (2,574,302)   2,181,910   17,356,764           --     (6,419,019)    13,119,655
Principal SAM
  Conservative Balanced
  Portfolio                   303,620     (128,510)     175,110    1,134,774      113,325       (864,635)       558,574
Principal SAM
  Conservative Growth
  Portfolio                 2,269,314   (1,836,368)     432,946   12,055,064           --     (2,143,054)    10,344,956
Principal SAM Flexible
  Income Portfolio          1,313,777     (393,888)     919,889    1,926,781      419,832     (1,990,955)     1,275,547
Principal SAM Strategic
  Growth Portfolio            536,587     (606,002)     (69,415)   3,729,078           --        (73,931)     3,585,732
Principal Short-Term
  Income Account              241,230      (67,036)     174,194      (13,953)          --        (16,077)       144,164
Principal SmallCap Growth
  Account                          --     (107,678)    (107,678)     165,281           --        368,024        425,627
Principal West Coast
  Equity Account              134,645     (262,602)    (127,957)   2,414,297      623,899     (1,551,184)     1,359,055
Putnam VT Diversified
  Income Fund - Class IB           --           --           --           --           --             --             --
Putnam VT Growth and
  Income Fund - Class IB       28,592      (27,884)         708       98,993      328,545       (542,302)      (114,056)
Putnam VT International
  Growth and Income Fund
  - Class IB                   15,441      (11,216)       4,225      224,647      159,597       (333,662)        54,807
Royce Small-Cap Portfolio         920       (7,468)      (6,548)       5,316       79,998       (123,988)       (45,222)
SunAmerica Aggressive
  Growth Portfolio -
  Class 1                          --           --           --           --           --             --             --
SunAmerica Balanced
  Portfolio - Class 1              --           --           --           --           --             --             --
UIF Core Plus Fixed
  Income Portfolio -
  Class I Shares               71,806      (29,707)      42,099       19,093           --         21,191         82,383
UIF Emerging Markets
  Equity Portfolio -
  Class I Shares               11,590      (36,705)     (25,115)     549,039      295,677         25,593        845,194
UIF Equity Growth
  Portfolio - Class I
  Shares                           --      (89,320)     (89,320)    (205,583)          --      1,476,015      1,181,112
UIF Global Value Equity
  Portfolio - Class I
  Shares                       84,270      (62,912)      21,358      249,518      355,672       (389,653)       236,895
UIF High Yield Portfolio
  - Class I Shares            252,083      (40,315)     211,768      102,024           --       (231,451)        82,341
UIF International Magnum
  Portfolio - Class I
  Shares                       42,699      (41,812)         887      111,108      293,754        (38,049)       367,700
UIF U.S. Mid Cap Value
  Portfolio - Class I
  Shares                       61,191     (133,139)     (71,948)     689,775      947,489       (918,897)       646,419
UIF U.S. Real Estate
  Portfolio - Class I
  Shares                       37,074      (48,965)     (11,891)     703,008      289,515     (1,539,030)      (558,398)
UIF Value Portfolio -
  Class I Shares              145,658     (108,551)      37,107      275,063      553,034     (1,111,932)      (246,728)
VALIC Company I Blue Chip
  Growth Fund                     288         (470)        (182)       3,545          490          9,706         13,559
VALIC Company I Core
  Value Fund                      969         (231)         738        1,741        1,817         (4,617)          (321)
VALIC Company I Health
  Sciences Fund                    --         (303)        (303)          35        8,220          4,567         12,519
VALIC Company I
  International Equities
  Fund                         14,058       (8,827)       5,231      138,150       11,762        (98,802)        56,341
VALIC Company I Mid Cap
  Index Fund                   37,190      (49,555)     (12,365)     561,533      207,933       (473,409)       283,692
VALIC Company I Money
  Market I Fund               358,787      (51,820)     306,967           --           --             --        306,967
VALIC Company I
  Nasdaq-100 Index Fund           252       (4,504)      (4,252)      51,163           --          2,455         49,366
VALIC Company I Science &
  Technology Fund                  --       (3,700)      (3,700)      63,543           --        (20,748)        39,095
VALIC Company I Small Cap
  Index Fund                    5,686       (9,025)      (3,339)      62,456       39,298       (117,291)       (18,876)
VALIC Company I Social
  Awareness Fund                   42          (54)         (12)          (4)         355           (248)            91
VALIC Company I Stock
  Index Fund                   60,403      (56,305)       4,098      272,457      187,493       (271,434)       192,614
Van Kampen Comstock Fund      102,247      (41,591)      60,656       90,862      301,185       (579,268)      (126,565)
Van Kampen Corporate Bond
  Fund                          7,250       (1,131)       6,119          (26)          --           (181)         5,912
Van Kampen High Yield Fund    300,600      (32,438)     268,162     (239,223)          --        107,643        136,582
Van Kampen LIT Enterprise
  Portfolio - Class I          55,763     (178,582)    (122,819)  (1,295,986)          --      2,867,930      1,449,125
Van Kampen LIT Government
  Portfolio - Class I         288,376      (78,580)     209,796      (45,229)          --        163,984        328,551
Van Kampen LIT Growth and
  Income Portfolio -
  Class I                     584,256     (479,001)     105,255    2,867,771    1,366,117     (3,612,236)       726,907
Van Kampen LIT Money
  Market Portfolio -
  Class I                     192,300      (54,661)     137,639           --           --             --        137,639
Van Kampen LIT Strategic
  Growth Portfolio -
  Class I                       4,682     (134,933)    (130,251)  (2,262,494)          --      3,759,692      1,366,947
Van Kampen Reserve Fund        10,687       (1,865)       8,822           --           --             --          8,822
Vanguard VIF High Yield
  Bond Portfolio                   --           --           --           --           --             --             --
Vanguard VIF REIT Index
  Portfolio                        --           --           --           --           --             --             --
WM VT Growth & Income Fund    413,590       (9,012)     404,578    3,992,120           --     (4,568,433)      (171,735)
WM VT Growth Fund              55,758       (8,741)      47,017   (4,223,890)          --      4,246,286         69,413
WM VT International
  Growth Fund                 183,712       (2,506)     181,206      802,990    1,358,939     (2,520,974)      (177,839)
WM VT Money Market Fund         5,472       (2,417)       3,055           --           --             --          3,055
WM VT Small Cap Growth
  Fund                             --       (2,255)      (2,255)     546,510           --       (636,253)       (91,998)

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2007 and 2006

                                                                                          Divisions
                                                              -----------------------------------------------------------------
                                                                                 AIM V.I.                       Alger American
                                                               AIM V.I. Core   International     AIM V.I.         Leveraged
                                                                  Equity          Growth      Premier Equity  AllCap Portfolio -
                                                              Fund - Series I Fund - Series I Fund - Series I   Class O Shares
                                                              --------------- --------------- --------------- ------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                 $   (18,562)    $   (18,199)    $        --         $  --
   Net realized gain (loss) on investments                          268,362         534,528              --            --
   Capital gain distributions from mutual funds                          --              --              --            --
   Net change in unrealized appreciation (depreciation) of
     investments                                                     27,181        (290,047)             --            --
                                                                -----------     -----------     -----------         -----
Increase (decrease) in net assets resulting from operations         276,981         226,282              --            --
                                                                -----------     -----------     -----------         -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                     5,529           2,594              --            --
   Net transfers from (to) other Divisions or fixed rate
     option                                                         (40,439)         75,470              --            --
   Mortality reserve transfers                                           --              --              --            --
   Contract withdrawals                                          (2,003,743)       (999,280)             --            --
   Death benefits                                                   (54,469)        (40,869)             --            --
   Annuity benefits                                                      --              --              --            --
                                                                -----------     -----------     -----------         -----
Increase (decrease) in net assets resulting from principal
  transactions                                                   (2,093,122)       (962,085)             --            --
                                                                -----------     -----------     -----------         -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (1,816,141)       (735,803)             --            --
NET ASSETS:
   Beginning of year                                              4,817,849       2,110,498              --            --
                                                                -----------     -----------     -----------         -----
   End of year                                                  $ 3,001,708     $ 1,374,695     $        --         $  --
                                                                ===========     ===========     ===========         =====

For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                 $   (20,315)    $   (11,275)    $    33,754         $  --
   Net realized gain (loss) on investments                           13,652         252,880        (650,084)           30
   Capital gain distributions from mutual funds                          --              --              --            --
   Net change in unrealized appreciation (depreciation) of
     investments                                                    378,244         296,399         926,190           (26)
                                                                -----------     -----------     -----------         -----
Increase (decrease) in net assets resulting from operations         371,581         538,004         309,860             4
                                                                -----------     -----------     -----------         -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                     1,961           1,844           4,323            --
   Net transfers from (to) other Divisions or fixed rate
     option                                                       5,767,785         190,099      (5,707,316)           --
   Mortality reserve transfers                                           --              --              --            --
   Contract withdrawals                                          (1,307,620)     (1,035,576)       (734,852)           --
   Death benefits                                                   (15,858)        (34,605)        (22,374)           --
   Annuity benefits                                                      --            (228)             --          (184)
                                                                -----------     -----------     -----------         -----
Increase (decrease) in net assets resulting from principal
  transactions                                                    4,446,268        (878,466)     (6,460,219)         (184)
                                                                -----------     -----------     -----------         -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                           4,817,849        (340,462)     (6,150,359)         (180)
NET ASSETS:
   Beginning of year                                                     --       2,450,960       6,150,359           180
                                                                -----------     -----------     -----------         -----
   End of year                                                  $ 4,817,849     $ 2,110,498     $        --         $  --
                                                                ===========     ===========     ===========         =====


                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                         Divisions
                                                             -----------------------------------------------------------------
                                                               Alger American   American Century    American
                                                                   MidCap         VP Inflation     Century VP   Credit Suisse
                                                             Growth Portfolio - Protection Fund - Value Fund - Small Cap Core I
                                                               Class O Shares       Class II        Class I       Portfolio
                                                             ------------------ ----------------- ------------ ----------------
For the Year Ended December 31, 2007
OPERATIONS:
Net investment income (loss)                                       $  --              $  --        $    7,997     $  (3,588)
   Net realized gain (loss) on investments                            --                 --           183,587         7,883
   Capital gain distributions from mutual funds                       --                 --           166,512            --
   Net change in unrealized appreciation (depreciation) of
     investments                                                      --                 --          (431,647)       (8,019)
                                                                   -----              -----        ----------     ---------
Increase (decrease) in net assets resulting from operations           --                 --           (73,551)       (3,724)
                                                                   -----              -----        ----------     ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                     --                 --               206           743
   Net transfers from (to) other Divisions or fixed rate
     option                                                           --                 --               128        (6,036)
   Mortality reserve transfers                                        --                 --                --            --
   Contract withdrawals                                               --                 --          (845,609)      (40,623)
   Death benefits                                                     --                 --           (10,572)           --
   Annuity benefits                                                   --                 --                --            --
                                                                   -----              -----        ----------     ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                        --                 --          (855,847)      (45,916)
                                                                   -----              -----        ----------     ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               --                 --          (929,398)      (49,640)
NET ASSETS:
   Beginning of year                                                  --                 --         2,280,094       285,465
                                                                   -----              -----        ----------     ---------
   End of year                                                     $  --              $  --        $1,350,696     $ 235,825
                                                                   =====              =====        ==========     =========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                    $  --              $   1        $    3,641     $  (4,989)
   Net realized gain (loss) on investments                            (6)                (4)          114,253       114,728
   Capital gain distributions from mutual funds                       26                 --           236,566            --
   Net change in unrealized appreciation (depreciation) of
     investments                                                     (20)                --            36,125       (78,010)
                                                                   -----              -----        ----------     ---------
Increase (decrease) in net assets resulting from operations.          --                 (3)          390,585        31,729
                                                                   -----              -----        ----------     ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                     --                 --             1,245         2,022
   Net transfers from (to) other Divisions or fixed rate
     option                                                           --                  1            14,865      (146,273)
   Mortality reserve transfers                                        --                 --                --            --
   Contract withdrawals                                               --                 --          (820,735)     (230,737)
   Death benefits                                                     --                 --                --            --
   Annuity benefits                                                 (179)              (161)             (178)         (161)
                                                                   -----              -----        ----------     ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                      (179)              (160)         (804,803)     (375,149)
                                                                   -----              -----        ----------     ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (179)              (163)         (414,218)     (343,420)
NET ASSETS:
   Beginning of year                                                 179                163         2,694,312       628,885
                                                                   -----              -----        ----------     ---------
   End of year                                                     $  --              $  --        $2,280,094     $ 285,465
                                                                   =====              =====        ==========     =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                 Divisions
                                                   --------------------------------------------------------------------
                                                                      The Dreyfus
                                                     Dreyfus IP        Socially           Dreyfus VIF      Dreyfus VIF
                                                    MidCap Stock      Responsible         Developing       Quality Bond
                                                    Portfolio -   Growth Fund, Inc. - Leaders Portfolio -  Portfolio -
                                                   Initial Shares   Initial Shares      Initial Shares    Initial Shares
                                                   -------------- ------------------- ------------------- --------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                      $   (6,108)      $   (9,791)         $   (10,805)     $   106,340
   Net realized gain (loss) on investments                3,237          (69,032)              61,250          (35,140)
   Capital gain distributions from mutual funds          86,320               --              289,725               --
   Net change in unrealized appreciation
     (depreciation) of investments                      (70,635)         161,589             (552,439)          (6,012)
                                                     ----------       ----------          -----------      -----------
Increase (decrease) in net assets resulting from
  operations                                             12,814           82,766             (212,269)          65,188
                                                     ----------       ----------          -----------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                            --               25                4,739            7,037
   Net transfers from (to) other Divisions or
     fixed rate option                                   (8,244)         (29,421)             (81,748)           9,864
   Mortality reserve transfers                               --               --                   --               --
   Contract withdrawals                                (266,692)        (604,378)            (890,902)      (1,410,731)
   Death benefits                                       (39,871)         (48,126)             (54,931)         (64,054)
   Annuity benefits                                          --               --                   --               --
                                                     ----------       ----------          -----------      -----------
Increase (decrease) in net assets resulting from
  principal transactions                               (314,807)        (681,900)          (1,022,842)      (1,457,884)
                                                     ----------       ----------          -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (301,993)        (599,134)          (1,235,111)      (1,392,696)
NET ASSETS:
   Beginning of year                                    754,197        1,535,595            2,592,929        3,904,087
                                                     ----------       ----------          -----------      -----------
   End of year                                       $  452,204       $  936,461          $ 1,357,818      $ 2,511,391
                                                     ==========       ==========          ===========      ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                      $   (8,031)      $  (22,636)         $   (27,956)     $   152,306
   Net realized gain (loss) on investments              137,603         (297,641)             107,734          (56,366)
   Capital gain distributions from mutual funds         169,372               --              271,654               --
   Net change in unrealized appreciation
     (depreciation) of investments                     (238,432)         442,292             (286,756)          18,784
                                                     ----------       ----------          -----------      -----------
Increase (decrease) in net assets resulting from
  operations                                             60,512          122,015               64,676          114,724
                                                     ----------       ----------          -----------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                         1,250            1,924                4,804            1,494
   Net transfers from (to) other Divisions or
     fixed rate option                                  136,941          (73,528)             (45,869)        (269,608)
   Mortality reserve transfers                               --               --                   --               --
   Contract withdrawals                                (516,570)        (700,923)            (978,753)      (1,450,046)
   Death benefits                                        (7,649)         (14,215)             (46,879)         (55,974)
   Annuity benefits                                          --               --                   --               --
                                                     ----------       ----------          -----------      -----------
Increase (decrease) in net assets resulting from
  principal transactions                               (386,028)        (786,742)          (1,066,697)      (1,774,134)
                                                     ----------       ----------          -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (325,516)        (664,727)          (1,002,021)      (1,659,410)
NET ASSETS:
   Beginning of year                                  1,079,713        2,200,322            3,594,950        5,563,497
                                                     ----------       ----------          -----------      -----------
   End of year                                       $  754,197       $1,535,595          $ 2,592,929      $ 3,904,087
                                                     ==========       ==========          ===========      ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                         Divisions
                                                           ---------------------------------------------------------------------
                                                                                                                   Fidelity VIP
                                                            Evergreen VA  Fidelity VIP Asset  Fidelity VIP Asset    Contrafund
                                                            High Income   Manager Portfolio - Manager Portfolio -   Portfolio -
                                                           Fund - Class 1    Initial Class      Service Class 2   Service Class 2
                                                           -------------- ------------------- ------------------- ---------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                              $  437,343        $  6,383           $   24,409        $   (19,385)
   Net realized gain (loss) on investments                        1,380             240               69,868            353,201
   Capital gain distributions from mutual funds                      --           3,764               19,655            626,789
   Net change in unrealized appreciation (depreciation)
     of investments                                            (297,852)          7,678              (42,207)          (552,408)
                                                             ----------        --------           ----------        -----------
Increase (decrease) in net assets resulting from
  operations                                                    140,871          18,065               71,725            408,197
                                                             ----------        --------           ----------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                    --              --                2,240              6,622
   Net transfers from (to) other Divisions or fixed rate
     option                                                          --              (7)             (35,829)            13,312
   Mortality reserve transfers                                       --              --                   --                 --
   Contract withdrawals                                              --            (141)            (402,575)          (966,199)
   Death benefits                                                    --              --                   --            (11,818)
   Annuity benefits                                                  --              --                   --                 --
                                                             ----------        --------           ----------        -----------
Increase (decrease) in net assets resulting from
  principal transactions                                             --            (148)            (436,164)          (958,083)
                                                             ----------        --------           ----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         140,871          17,917             (364,439)          (549,886)
NET ASSETS:
   Beginning of year                                          5,846,749         131,702              792,912          3,053,452
                                                             ----------        --------           ----------        -----------
   End of year                                               $5,987,620        $149,619           $  428,473        $ 2,503,566
                                                             ==========        ========           ==========        ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                              $  382,733        $  1,389           $   14,635        $   (13,208)
   Net realized gain (loss) on investments                        1,161             102               48,099            554,581
   Capital gain distributions from mutual funds                      --              --                   --            249,388
   Net change in unrealized appreciation (depreciation)
     of investments                                              75,011           5,585              (14,147)          (475,904)
                                                             ----------        --------           ----------        -----------
Increase (decrease) in net assets resulting from
  operations                                                    458,905           7,076               48,587            314,857
                                                             ----------        --------           ----------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                    --              --                4,634             12,111
   Net transfers from (to) other Divisions or fixed rate
     option                                                          (9)             (4)              41,863            240,852
   Mortality reserve transfers                                       --              --                   --                 --
   Contract withdrawals                                              --            (141)            (363,019)        (1,038,596)
   Death benefits                                                    --              --                   --            (92,806)
   Annuity benefits                                                  --              --                 (165)              (199)
                                                             ----------        --------           ----------        -----------
Increase (decrease) in net assets resulting from
  principal transactions                                             (9)           (145)            (316,687)          (878,638)
                                                             ----------        --------           ----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         458,896           6,931             (268,100)          (563,781)
NET ASSETS:
   Beginning of year                                          5,387,853         124,771            1,061,012          3,617,233
                                                             ----------        --------           ----------        -----------
   End of year                                               $5,846,749        $131,702           $  792,912        $ 3,053,452
                                                             ==========        ========           ==========        ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                         Divisions
                                                           ---------------------------------------------------------------------
                                                            Fidelity VIP
                                                            Equity-Income     Fidelity VIP    Fidelity VIP Index Fidelity VIP Mid
                                                             Portfolio -   Growth Portfolio -  500 Portfolio -   Cap Portfolio -
                                                           Service Class 2  Service Class 2     Initial Class    Service Class 2
                                                           --------------- ------------------ ------------------ ----------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                              $       696       $  (14,743)         $    970           $  --
   Net realized gain (loss) on investments                       346,653          297,772               207              --
   Capital gain distributions from mutual funds                  193,347              949                --              --
   Net change in unrealized appreciation (depreciation)
     of investments                                             (503,573)          77,304               560              --
                                                             -----------       ----------          --------           -----
Increase (decrease) in net assets resulting from
  operations                                                      37,123          361,282             1,737              --
                                                             -----------       ----------          --------           -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  1,104              940                --              --
   Net transfers from (to) other Divisions or fixed rate
     option                                                       49,142           (2,109)               (2)             --
   Mortality reserve transfers                                        --               --                --              --
   Contract withdrawals                                       (1,103,399)        (738,954)             (221)             --
   Death benefits                                                     --               --                --              --
   Annuity benefits                                                   --               --                --              --
                                                             -----------       ----------          --------           -----
Increase (decrease) in net assets resulting from
  principal transactions                                      (1,053,153)        (740,123)             (223)             --
                                                             -----------       ----------          --------           -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (1,016,030)        (378,841)            1,514              --
NET ASSETS:
   Beginning of year                                           3,270,110        1,887,204            45,895              --
                                                             -----------       ----------          --------           -----
   End of year                                               $ 2,254,080       $1,508,363          $ 47,409           $  --
                                                             ===========       ==========          ========           =====
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                              $    56,256       $  (25,196)         $    470           $  --
   Net realized gain (loss) on investments                       142,950           67,458             4,384              44
   Capital gain distributions from mutual funds                  412,043               --                --              27
   Net change in unrealized appreciation (depreciation)
     of investments                                              (48,633)          58,840             2,458             (56)
                                                             -----------       ----------          --------           -----
Increase (decrease) in net assets resulting from
  operations                                                     562,616          101,102             7,312              15
                                                             -----------       ----------          --------           -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                 11,883            3,077                --              --
   Net transfers from (to) other Divisions or fixed rate
     option                                                      (11,749)          50,573                (8)             --
   Mortality reserve transfers                                        --               --                --              --
   Contract withdrawals                                         (955,819)        (695,537)             (210)             --
   Death benefits                                                (15,762)         (27,790)          (34,528)             --
   Annuity benefits                                                 (182)            (165)               --            (228)
                                                             -----------       ----------          --------           -----
Increase (decrease) in net assets resulting from
  principal transactions                                        (971,629)        (669,842)          (34,746)           (228)
                                                             -----------       ----------          --------           -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (409,013)        (568,740)          (27,434)           (213)
NET ASSETS:
   Beginning of year                                           3,679,123        2,455,944            73,329             213
                                                             -----------       ----------          --------           -----
   End of year                                               $ 3,270,110       $1,887,204          $ 45,895           $  --
                                                             ===========       ==========          ========           =====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                       Divisions
                                                        ----------------------------------------------------------------------
                                                                                 Franklin
                                                                                 Templeton        Franklin        Franklin
                                                                              Franklin Small     Templeton        Templeton
                                                            Fidelity VIP         Cap Value     Franklin U.S.    Mutual Shares
                                                        Overseas Portfolio - Securities Fund -   Government   Securities Fund -
                                                           Initial Class          Class 2      Fund - Class 2      Class 2
                                                        -------------------- ----------------- -------------- -----------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                               $   744              $  --           $  --            $  --
   Net realized gain (loss) on investments                        226                 --              --               --
   Capital gain distributions from mutual funds                 2,671                 --              --               --
   Net change in unrealized appreciation
     (depreciation) of investments                              2,316                 --              --               --
                                                              -------              -----           -----            -----
Increase (decrease) in net assets resulting from
  operations                                                    5,957                 --              --               --
                                                              -------              -----           -----            -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  --                 --              --               --
   Net transfers from (to) other Divisions or fixed
     rate option                                                   (9)                --              --               --
   Mortality reserve transfers                                     --                 --              --               --
   Contract withdrawals                                          (218)                --              --               --
   Death benefits                                                  --                 --              --               --
   Annuity benefits                                                --                 --              --               --
                                                              -------              -----           -----            -----
Increase (decrease) in net assets resulting from
  principal transactions                                         (227)                --              --               --
                                                              -------              -----           -----            -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                         5,730                 --              --               --
NET ASSETS:
   Beginning of year                                           38,624                 --              --               --
                                                              -------              -----           -----            -----
   End of year                                                $44,354              $  --           $  --            $  --
                                                              =======              =====           =====            =====
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                               $  (243)             $  --           $  --            $  --
   Net realized gain (loss) on investments                        140                 51              --               38
   Capital gain distributions from mutual funds                   210                 --              --               --
   Net change in unrealized appreciation
     (depreciation) of investments                              5,311                (33)             (2)             (30)
                                                              -------              -----           -----            -----
Increase (decrease) in net assets resulting from
  operations                                                    5,418                 18              (2)               8
                                                              -------              -----           -----            -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  --                 --              --               --
   Net transfers from (to) other Divisions or fixed
     rate option                                                   (7)                --              --                1
   Mortality reserve transfers                                     --                 --              --               --
   Contract withdrawals                                          (200)                --              --               --
   Death benefits                                                  --                 --              --               --
   Annuity benefits                                                --               (206)           (159)            (192)
                                                              -------              -----           -----            -----
Increase (decrease) in net assets resulting from
  principal transactions                                         (207)              (206)           (159)            (191)
                                                              -------              -----           -----            -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                         5,211               (188)           (161)            (183)
NET ASSETS:
   Beginning of year                                           33,413                188             161              183
                                                              -------              -----           -----            -----
   End of year                                                $38,624              $  --           $  --            $  --
                                                              =======              =====           =====            =====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                           Divisions
                                                              ------------------------------------------------------------------
                                                                  Franklin
                                                                  Templeton         Franklin     Goldman Sachs
                                                                  Templeton        Templeton      VIT Capital     Janus Aspen
                                                                   Foreign      Templeton Global Growth Fund -   International
                                                              Securities Fund - Asset Allocation Institutional Growth Portfolio -
                                                                   Class 2       Fund - Class 2     Shares       Service Shares
                                                              ----------------- ---------------- ------------- ------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                  $    5,704       $   150,089      $ (1,125)       $  (6,331)
   Net realized gain (loss) on investments                          252,613            23,115         8,146          160,381
   Capital gain distributions from mutual funds                      42,005           213,773            --               --
   Net change in unrealized appreciation (depreciation) of
     investments                                                   (176,938)         (304,835)          385            1,525
                                                                 ----------       -----------      --------        ---------
Increase (decrease) in net assets resulting from operations         123,384            82,142         7,406          155,575
                                                                 ----------       -----------      --------        ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                        24               488            --              934
   Net transfers from (to) other Divisions or fixed rate
     option                                                          (4,370)          (20,753)           (3)         (22,782)
   Mortality reserve transfers                                           --                --            --               --
   Contract withdrawals                                            (536,687)         (336,420)      (36,416)        (172,658)
   Death benefits                                                        --           (14,592)           --               --
   Annuity benefits                                                      --                --            --               --
                                                                 ----------       -----------      --------        ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                     (541,033)         (371,277)      (36,419)        (194,506)
                                                                 ----------       -----------      --------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            (417,649)         (289,135)      (29,013)         (38,931)
NET ASSETS:
   Beginning of year                                              1,165,299         1,090,711       110,158          684,202
                                                                 ----------       -----------      --------        ---------
   End of year                                                   $  747,650       $   801,576      $ 81,145        $ 645,271
                                                                 ==========       ===========      ========        =========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                  $   (1,667)      $    85,379      $ (1,727)       $   3,192
   Net realized gain (loss) on investments                          195,458           213,907         9,217           96,950
   Capital gain distributions from mutual funds                          --            94,618            --               --
   Net change in unrealized appreciation (depreciation) of
     investments                                                     40,709          (134,995)        2,055          112,266
                                                                 ----------       -----------      --------        ---------
Increase (decrease) in net assets resulting from operations         234,500           258,909         9,545          212,408
                                                                 ----------       -----------      --------        ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                     1,337             1,282            --              984
   Net transfers from (to) other Divisions or fixed rate
     option                                                          (7,816)           86,389        (9,694)         158,402
   Mortality reserve transfers                                           --                --            --               --
   Contract withdrawals                                            (680,862)       (1,182,395)      (44,523)        (123,025)
   Death benefits                                                   (10,178)          (71,716)           --          (70,207)
   Annuity benefits                                                    (203)               --            --             (278)
                                                                 ----------       -----------      --------        ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                     (697,722)       (1,166,440)      (54,217)         (34,124)
                                                                 ----------       -----------      --------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            (463,222)         (907,531)      (44,672)         178,284
NET ASSETS:
   Beginning of year                                              1,628,521         1,998,242       154,830          505,918
                                                                 ----------       -----------      --------        ---------
   End of year                                                   $1,165,299       $ 1,090,711      $110,158        $ 684,202
                                                                 ==========       ===========      ========        =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                       Divisions
                                                           ----------------------------------------------------------------
                                                            Janus Aspen       Janus Aspen
                                                           Mid Cap Growth  Worldwide Growth   JPMorgan Mid
                                                            Portfolio -   Portfolio - Service  Cap Value    JPMorgan Small
                                                           Service Shares       Shares         Portfolio   Company Portfolio
                                                           -------------- ------------------- ------------ -----------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                              $  (7,787)        $  (3,280)        $  --         $  (4,001)
   Net realized gain (loss) on investments                     145,893            51,517            --            18,168
   Capital gain distributions from mutual funds                  3,337                --            --            15,909
   Net change in unrealized appreciation (depreciation)
     of investments                                            (29,382)           (6,989)           --           (40,812)
                                                             ---------         ---------         -----         ---------
Increase (decrease) in net assets resulting from
  operations                                                   112,061            41,248            --           (10,736)
                                                             ---------         ---------         -----         ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  652               106            --               479
   Net transfers from (to) other Divisions or fixed rate
     option                                                    (13,614)           (3,643)           --           (20,758)
   Mortality reserve transfers                                      --                --            --                --
   Contract withdrawals                                       (271,771)         (218,744)           --          (136,761)
   Death benefits                                                   --                --            --                --
   Annuity benefits                                                 --                --            --                --
                                                             ---------         ---------         -----         ---------
Increase (decrease) in net assets resulting from
  principal transactions                                      (284,733)         (222,281)           --          (157,040)
                                                             ---------         ---------         -----         ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (172,672)         (181,033)           --          (167,776)
NET ASSETS:
   Beginning of year                                           665,629           472,710            --           380,989
                                                             ---------         ---------         -----         ---------
   End of year                                               $ 492,957         $ 291,677         $  --         $ 213,213
                                                             =========         =========         =====         =========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                              $ (10,225)        $   1,259         $  --         $  (5,704)
   Net realized gain (loss) on investments                      96,607             5,262            46            67,262
   Capital gain distributions from mutual funds                     --                --            --            11,736
   Net change in unrealized appreciation (depreciation)
     of investments                                             (4,424)           64,109           (32)          (14,050)
                                                             ---------         ---------         -----         ---------
Increase (decrease) in net assets resulting from
  operations                                                    81,958            70,630            14            59,244
                                                             ---------         ---------         -----         ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                1,510               450            --               564
   Net transfers from (to) other Divisions or fixed rate
     option                                                    (21,779)            2,485          (201)          212,431
   Mortality reserve transfers                                      --                --            --                --
   Contract withdrawals                                       (273,918)         (123,152)           --          (322,731)
   Death benefits                                                   --                --            --           (10,577)
   Annuity benefits                                               (193)               --            --              (197)
                                                             ---------         ---------         -----         ---------
Increase (decrease) in net assets resulting from
  principal transactions                                      (294,380)         (120,217)         (201)         (120,510)
                                                             ---------         ---------         -----         ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (212,422)          (49,587)         (187)          (61,266)
NET ASSETS:
   Beginning of year                                           878,051           522,297           187           442,255
                                                             ---------         ---------         -----         ---------
   End of year                                               $ 665,629         $ 472,710         $  --         $ 380,989
                                                             =========         =========         =====         =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                            Divisions
                                                                 ---------------------------------------------------------------
                                                                                                  MFS VIT
                                                                               MFS VIT Core   Emerging Growth     MFS VIT New
                                                                 LEVCO Equity Equity Series - Series - Initial Discovery Series -
                                                                  Value Fund   Initial Class       Class         Initial Class
                                                                 ------------ --------------- ---------------- ------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                    $     --     $   (9,536)     $   (34,486)       $  (6,391)
   Net realized gain (loss) on investments                               --        106,276           67,743           54,522
   Capital gain distributions from mutual funds                          --             --               --           36,989
   Net change in unrealized appreciation (depreciation) of
     investments                                                         --          6,812          421,096          (68,781)
                                                                   --------     ----------      -----------        ---------
Increase (decrease) in net assets resulting from operations              --        103,552          454,353           16,339
                                                                   --------     ----------      -----------        ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                        --          1,050            4,378               45
   Net transfers from (to) other Divisions or fixed rate option          --         (5,904)         (59,008)          (6,827)
   Mortality reserve transfers                                           --             --               --               --
   Contract withdrawals                                                  --       (461,397)      (1,208,942)        (198,636)
   Death benefits                                                        --             --          (43,259)              --
   Annuity benefits                                                      --             --               --               --
                                                                   --------     ----------      -----------        ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                           --       (466,251)      (1,306,831)        (205,418)
                                                                   --------     ----------      -----------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  --       (362,699)        (852,478)        (189,079)
NET ASSETS:
   Beginning of year                                                     --      1,144,200        3,062,734          533,801
                                                                   --------     ----------      -----------        ---------
   End of year                                                     $     --     $  781,501      $ 2,210,256        $ 344,722
                                                                   ========     ==========      ===========        =========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                    $    (10)    $  (10,968)     $   (51,786)       $  (8,295)
   Net realized gain (loss) on investments                            7,939         40,636         (409,783)          17,570
   Capital gain distributions from mutual funds                          --             --               --           11,700
   Net change in unrealized appreciation (depreciation) of
     investments                                                     (6,402)       103,164          659,553           38,074
                                                                   --------     ----------      -----------        ---------
Increase (decrease) in net assets resulting from operations           1,527        132,832          197,984           59,049
                                                                   --------     ----------      -----------        ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                        --          2,520            4,908               55
   Net transfers from (to) other Divisions or fixed rate option     (43,015)       (45,148)        (285,365)          (3,823)
   Mortality reserve transfers                                           --             --               --               --
   Contract withdrawals                                                  --       (404,801)      (1,482,558)        (182,102)
   Death benefits                                                        --        (13,133)         (20,210)         (26,107)
   Annuity benefits                                                      --             --               --             (177)
                                                                   --------     ----------      -----------        ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                      (43,015)      (460,562)      (1,783,225)        (212,154)
                                                                   --------     ----------      -----------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (41,488)      (327,730)      (1,585,241)        (153,105)
NET ASSETS:
   Beginning of year                                                 41,488      1,471,930        4,647,975          686,906
                                                                   --------     ----------      -----------        ---------
   End of year                                                     $     --     $1,144,200      $ 3,062,734        $ 533,801
                                                                   ========     ==========      ===========        =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                       Divisions
                                                        -----------------------------------------------------------------------
                                                                               Neuberger           Neuberger       Oppenheimer
                                                             MFS VIT          Berman AMT        Berman AMT Mid-      Balanced
                                                        Research Series -      Balanced           Cap Growth      Fund/VA - Non-
                                                          Initial Class   Portfolio - Class I Portfolio - Class I Service Shares
                                                        ----------------- ------------------- ------------------- --------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                             $  (3,160)          $   (40)           $  (6,744)         $  --
   Net realized gain (loss) on investments                     83,305                47              130,697             --
   Capital gain distributions from mutual funds                    --                --                   --             --
   Net change in unrealized appreciation
     (depreciation) of investments                            (14,830)            1,316              (24,347)            --
                                                            ---------           -------            ---------          -----
Increase (decrease) in net assets resulting from
  operations                                                   65,315             1,323               99,606             --
                                                            ---------           -------            ---------          -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  --                --                  130             --
   Net transfers from (to) other Divisions or fixed
     rate option                                               (1,598)               (1)               3,070             --
   Mortality reserve transfers                                     --                --                   --             --
   Contract withdrawals                                      (280,613)               (4)            (283,380)            --
   Death benefits                                                  --                --                   --             --
   Annuity benefits                                                --                --                   --             --
                                                            ---------           -------            ---------          -----
Increase (decrease) in net assets resulting from
  principal transactions                                     (282,211)               (5)            (280,180)            --
                                                            ---------           -------            ---------          -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (216,896)            1,318             (180,574)            --
NET ASSETS:
   Beginning of year                                          685,546             9,569              564,863             --
                                                            ---------           -------            ---------          -----
   End of year                                              $ 468,650           $10,887            $ 384,289          $  --
                                                            =========           =======            =========          =====
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                             $  (6,305)          $   (68)           $  (7,867)         $   3
   Net realized gain (loss) on investments                     53,107                26              185,048             --
   Capital gain distributions from mutual funds                    --                --                   --              8
   Net change in unrealized appreciation
     (depreciation) of investments                              9,539               831              (89,241)           (11)
                                                            ---------           -------            ---------          -----
Increase (decrease) in net assets resulting from
  operations                                                   56,341               789               87,940             --
                                                            ---------           -------            ---------          -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                 400                --                  774             --
   Net transfers from (to) other Divisions or fixed
     rate option                                              (37,651)               --             (122,064)             1
   Mortality reserve transfers                                     --                --                   --             --
   Contract withdrawals                                      (293,400)               (4)            (267,055)            --
   Death benefits                                                  --                --               (7,885)            --
   Annuity benefits                                              (181)               --                 (199)          (174)
                                                            ---------           -------            ---------          -----
Increase (decrease) in net assets resulting from
  principal transactions                                     (330,832)               (4)            (396,429)          (173)
                                                            ---------           -------            ---------          -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (274,491)              785             (308,489)          (173)
NET ASSETS:
   Beginning of year                                          960,037             8,784              873,352            173
                                                            ---------           -------            ---------          -----
   End of year                                              $ 685,546           $ 9,569            $ 564,863          $  --
                                                            =========           =======            =========          =====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                         Divisions
                                                           ---------------------------------------------------------------------
                                                              Oppenheimer     PIMCO VIT Real  PIMCO VIT Short-  PIMCO VIT Total
                                                           Global Securities Return Portfolio Term Portfolio - Return Portfolio -
                                                            Fund/VA - Non-   - Administrative  Administrative    Administrative
                                                            Service Shares        Class            Class             Class
                                                           ----------------- ---------------- ---------------- ------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                  $  --         $    61,074       $   18,517       $    90,216
   Net realized gain (loss) on investments                          --               9,897           (1,329)            2,512
   Capital gain distributions from mutual funds                     --               3,448               --                --
   Net change in unrealized appreciation (depreciation)
     of investments                                                 --              74,465             (837)           75,597
                                                                 -----         -----------       ----------       -----------
Increase (decrease) in net assets resulting from
  operations                                                        --             148,884           16,351           168,325
                                                                 -----         -----------       ----------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                   --               8,494              374             4,445
   Net transfers from (to) other Divisions or fixed rate
     option                                                         --              (4,748)           8,082            23,173
   Mortality reserve transfers                                      --                  --               --                --
   Contract withdrawals                                             --          (1,247,964)        (529,172)       (1,119,068)
   Death benefits                                                   --             (46,156)              --           (30,851)
   Annuity benefits                                                 --                  --               --                --
                                                                 -----         -----------       ----------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                            --          (1,290,374)        (520,716)       (1,122,301)
                                                                 -----         -----------       ----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             --          (1,141,490)        (504,365)         (953,976)
NET ASSETS:
   Beginning of year                                                --           2,625,774          943,847         3,175,850
                                                                 -----         -----------       ----------       -----------
   End of year                                                   $  --         $ 1,484,284       $  439,482       $ 2,221,874
                                                                 =====         ===========       ==========       ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                  $   2         $    91,945       $   33,286       $   106,582
   Net realized gain (loss) on investments                          43             151,209               29            13,775
   Capital gain distributions from mutual funds                     11              71,260               --            17,095
   Net change in unrealized appreciation (depreciation)
     of investments                                                (47)           (342,201)          (1,272)          (56,330)
                                                                 -----         -----------       ----------       -----------
Increase (decrease) in net assets resulting from
  operations                                                         9             (27,787)          32,043            81,122
                                                                 -----         -----------       ----------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                   --               4,843            1,179             9,296
   Net transfers from (to) other Divisions or fixed rate
     option                                                         --            (325,151)           2,563            63,519
   Mortality reserve transfers                                      --                  --               --                --
   Contract withdrawals                                             --          (1,047,059)        (320,465)         (700,803)
   Death benefits                                                   --             (69,821)              --           (30,085)
   Annuity benefits                                               (211)               (165)            (160)             (163)
                                                                 -----         -----------       ----------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                          (211)         (1,437,353)        (316,883)         (658,236)
                                                                 -----         -----------       ----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (202)         (1,465,140)        (284,840)         (577,114)
NET ASSETS:
   Beginning of year                                               202           4,090,914        1,228,687         3,752,964
                                                                 -----         -----------       ----------       -----------
   End of year                                                   $  --         $ 2,625,774       $  943,847       $ 3,175,850
                                                                 =====         ===========       ==========       ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                       Divisions
                                                           -----------------------------------------------------------------
                                                                                                 Principal
                                                            Pioneer Fund     Pioneer Growth     Diversified
                                                           VCT Portfolio -  Opportunities VCT  International Principal Equity
                                                               Class I     Portfolio - Class I    Account    Income Account I
                                                           --------------- ------------------- ------------- ----------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                              $   (1,962)       $  (18,933)      $   (40,242)   $   (96,605)
   Net realized gain (loss) on investments                      116,664            79,672           145,186      3,436,633
   Capital gain distributions from mutual funds                      --           178,775           806,272      1,176,695
   Net change in unrealized appreciation (depreciation)
     of investments                                             (69,918)         (286,250)          452,153     (3,417,264)
                                                             ----------        ----------       -----------    -----------
Increase (decrease) in net assets resulting from
  operations                                                     44,784           (46,736)        1,363,369      1,099,459
                                                             ----------        ----------       -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                 1,625             5,319             7,702         61,749
   Net transfers from (to) other Divisions or fixed rate
     option                                                      (6,605)          (29,571)        9,260,786        (67,466)
   Mortality reserve transfers                                       --                --                --             --
   Contract withdrawals                                        (495,439)         (578,555)       (1,949,375)    (8,237,428)
   Death benefits                                                    --           (29,591)         (449,652)      (375,127)
   Annuity benefits                                                  --                --              (668)            --
                                                             ----------        ----------       -----------    -----------
Increase (decrease) in net assets resulting from
  principal transactions                                       (500,419)         (632,398)        6,868,793     (8,618,272)
                                                             ----------        ----------       -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        (455,635)         (679,134)        8,232,162     (7,518,813)
NET ASSETS:
   Beginning of year                                          1,120,606         1,729,249                --     27,392,829
                                                             ----------        ----------       -----------    -----------
   End of year                                               $  664,971        $1,050,115       $ 8,232,162    $19,874,016
                                                             ==========        ==========       ===========    ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                              $   (1,209)       $  (29,122)      $        --    $    90,557
   Net realized gain (loss) on investments                      100,597            96,479                --      2,175,444
   Capital gain distributions from mutual funds                      --                --                --      1,367,612
   Net change in unrealized appreciation (depreciation)
     of investments                                              96,533            15,331                --        440,151
                                                             ----------        ----------       -----------    -----------
Increase (decrease) in net assets resulting from
  operations                                                    195,921            82,688                --      4,073,764
                                                             ----------        ----------       -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                   150             3,914                --         64,679
   Net transfers from (to) other Divisions or fixed rate
     option                                                     (38,919)         (152,024)               --      4,191,292
   Mortality reserve transfers                                       --                --                --             --
   Contract withdrawals                                        (716,260)         (651,022)               --     (6,024,671)
   Death benefits                                               (16,086)          (19,968)               --       (736,593)
   Annuity benefits                                                  --                --                --             --
                                                             ----------        ----------       -----------    -----------
Increase (decrease) in net assets resulting from
  principal transactions                                       (771,115)         (819,100)               --     (2,505,293)
                                                             ----------        ----------       -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        (575,194)         (736,412)               --      1,568,471
NET ASSETS:
   Beginning of year                                          1,695,800         2,465,661                --     25,824,358
                                                             ----------        ----------       -----------    -----------
   End of year                                               $1,120,606        $1,729,249       $        --    $27,392,829
                                                             ==========        ==========       ===========    ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                         Divisions
                                                             ----------------------------------------------------------------
                                                                                                 Principal
                                                             Principal Growth Principal Income LargeCap Blend Principal MidCap
                                                                 Account          Account         Account      Stock Account
                                                             ---------------- ---------------- -------------- ----------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                $  (370,767)     $   688,599     $  (199,697)    $   (28,051)
   Net realized gain (loss) on investments                         823,268            8,690         396,102         738,865
   Capital gain distributions from mutual funds                         --           20,595       1,019,659         421,442
   Net change in unrealized appreciation (depreciation) of
     investments                                                 5,454,695         (147,016)        298,101      (1,556,939)
                                                               -----------      -----------     -----------     -----------
Increase (decrease) in net assets resulting from operations      5,907,196          570,868       1,514,165        (424,683)
                                                               -----------      -----------     -----------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                   22,253            6,456          13,185           3,849
   Net transfers from (to) other Divisions or fixed rate
     option                                                     31,412,652           71,773      32,176,962        (740,068)
   Mortality reserve transfers                                          --               --              --              --
   Contract withdrawals                                         (6,863,697)      (3,665,050)     (8,929,639)     (1,661,525)
   Death benefits                                               (1,142,822)        (632,272)     (1,157,228)        (65,533)
   Annuity benefits                                                   (386)            (823)             --              --
                                                               -----------      -----------     -----------     -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                  23,428,000       (4,219,916)     22,103,280      (2,463,277)
                                                               -----------      -----------     -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         29,335,196       (3,649,048)     23,617,445      (2,887,960)
NET ASSETS:
   Beginning of year                                                    --       15,587,708              --       7,206,985
                                                               -----------      -----------     -----------     -----------
   End of year                                                 $29,335,196      $11,938,660     $23,617,445     $ 4,319,025
                                                               ===========      ===========     ===========     ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                $        --      $   768,071     $        --     $    24,917
   Net realized gain (loss) on investments                              --          221,185              --         415,106
   Capital gain distributions from mutual funds                         --            9,853              --         762,762
   Net change in unrealized appreciation (depreciation) of
     investments                                                        --         (441,126)             --        (196,122)
                                                               -----------      -----------     -----------     -----------
Increase (decrease) in net assets resulting from operations             --          557,983              --       1,006,663
                                                               -----------      -----------     -----------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                       --           16,379              --           5,100
   Net transfers from (to) other Divisions or fixed rate
     option                                                             --          399,695              --         373,823
   Mortality reserve transfers                                          --               --              --              --
   Contract withdrawals                                                 --       (3,900,294)             --      (1,093,824)
   Death benefits                                                       --         (561,273)             --         (90,683)
   Annuity benefits                                                     --             (820)             --              --
                                                               -----------      -----------     -----------     -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                          --       (4,046,313)             --        (805,584)
                                                               -----------      -----------     -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 --       (3,488,330)             --         201,079
NET ASSETS:
   Beginning of year                                                    --       19,076,038              --       7,005,906
                                                               -----------      -----------     -----------     -----------
   End of year                                                 $        --      $15,587,708     $        --     $ 7,206,985
                                                               ===========      ===========     ===========     ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                          Divisions
                                                             ------------------------------------------------------------------
                                                                                                Principal SAM   Principal SAM
                                                             Principal Money Principal Mortgage   Balanced       Conservative
                                                             Market Account  Securities Account   Portfolio   Balanced Portfolio
                                                             --------------- ------------------ ------------- ------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                               $    229,762      $   544,370     $  2,181,910     $   175,110
   Net realized gain (loss) on investments                              --         (205,442)      17,356,764       1,134,774
   Capital gain distributions from mutual funds                         --               --               --         113,325
   Net change in unrealized appreciation (depreciation) of
     investments                                                        --          268,173       (6,419,019)       (864,635)
                                                              ------------      -----------     ------------     -----------
Increase (decrease) in net assets resulting from operations        229,762          607,101       13,119,655         558,574
                                                              ------------      -----------     ------------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                      900            3,449          114,202              --
   Net transfers from (to) other Divisions or fixed rate
     option                                                     18,510,842         (289,491)      (5,028,612)       (100,496)
   Mortality reserve transfers                                          --               --               --              --
   Contract withdrawals                                        (11,831,609)      (3,710,591)     (63,649,536)     (4,043,621)
   Death benefits                                                 (198,080)        (985,317)      (6,217,621)       (241,260)
   Annuity benefits                                                     --             (741)         (60,717)             --
                                                              ------------      -----------     ------------     -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                   6,482,053       (4,982,691)     (74,842,284)     (4,385,377)
                                                              ------------      -----------     ------------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          6,711,815       (4,375,590)     (61,722,629)     (3,826,803)
NET ASSETS:
   Beginning of year                                                    --       15,315,466      211,682,153      11,119,263
                                                              ------------      -----------     ------------     -----------
   End of year                                                $  6,711,815      $10,939,876     $149,959,524     $ 7,292,460
                                                              ============      ===========     ============     ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                               $         --      $   604,447     $  1,702,914     $   155,698
   Net realized gain (loss) on investments                              --         (173,051)       6,915,165         800,066
   Capital gain distributions from mutual funds                         --               --               --          32,252
   Net change in unrealized appreciation (depreciation) of
     investments                                                        --           43,182       10,778,594        (164,987)
                                                              ------------      -----------     ------------     -----------
Increase (decrease) in net assets resulting from operations             --          474,578       19,396,673         823,029
                                                              ------------      -----------     ------------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                       --           18,155          198,745           6,000
   Net transfers from (to) other Divisions or fixed rate
     option                                                             --         (521,651)      (2,471,819)        287,825
   Mortality reserve transfers                                          --               --               --              --
   Contract withdrawals                                                 --       (3,473,604)     (40,915,172)     (2,527,331)
   Death benefits                                                       --         (590,242)      (9,117,954)       (795,800)
   Annuity benefits                                                     --             (736)         (59,977)             --
                                                              ------------      -----------     ------------     -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                          --       (4,568,078)     (52,366,177)     (3,029,306)
                                                              ------------      -----------     ------------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 --       (4,093,500)     (32,969,504)     (2,206,277)
NET ASSETS:
   Beginning of year                                                    --       19,408,966      244,651,657      13,325,540
                                                              ------------      -----------     ------------     -----------
   End of year                                                $         --      $15,315,466     $211,682,153     $11,119,263
                                                              ============      ===========     ============     ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                           Divisions
                                                               -----------------------------------------------------------------
                                                                Principal SAM    Principal SAM   Principal SAM   Principal Short-
                                                                 Conservative   Flexible Income Strategic Growth   Term Income
                                                               Growth Portfolio    Portfolio       Portfolio         Account
                                                               ---------------- --------------- ---------------- ----------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                  $    432,946    $    919,889     $    (69,415)    $   174,194
   Net realized gain (loss) on investments                         12,055,064       1,926,781        3,729,078         (13,953)
   Capital gain distributions from mutual funds                            --         419,832               --              --
   Net change in unrealized appreciation (depreciation) of
     investments                                                   (2,143,054)     (1,990,955)         (73,931)        (16,077)
                                                                 ------------    ------------     ------------     -----------
Increase (decrease) in net assets resulting from operations        10,344,956       1,275,547        3,585,732         144,164
                                                                 ------------    ------------     ------------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                      18,356           1,200           46,041           1,178
   Net transfers from (to) other Divisions or fixed rate
     option                                                        (5,700,081)        336,850       (1,058,027)        (45,928)
   Mortality reserve transfers                                             --              --               --              --
   Contract withdrawals                                           (47,008,875)     (9,629,459)     (15,263,859)     (1,025,499)
   Death benefits                                                  (4,522,348)     (2,025,877)      (1,163,713)       (374,266)
   Annuity benefits                                                        --              --               --              --
                                                                 ------------    ------------     ------------     -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                    (57,212,948)    (11,317,286)     (17,439,558)     (1,444,515)
                                                                 ------------    ------------     ------------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (46,867,992)    (10,041,739)     (13,853,826)     (1,300,351)
NET ASSETS:
   Beginning of year                                              152,371,931      33,658,128       48,962,603       5,382,017
                                                                 ------------    ------------     ------------     -----------
   End of year                                                   $105,503,939    $ 23,616,389     $ 35,108,777     $ 4,081,666
                                                                 ============    ============     ============     ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                  $    315,321    $  1,083,378     $   (171,116)    $   184,544
   Net realized gain (loss) on investments                          3,576,334       2,449,624          602,433         (30,931)
   Capital gain distributions from mutual funds                            --          22,890               --              --
   Net change in unrealized appreciation (depreciation) of
     investments                                                   12,091,426      (1,573,011)       5,261,757          32,489
                                                                 ------------    ------------     ------------     -----------
Increase (decrease) in net assets resulting from operations        15,983,081       1,982,881        5,693,074         186,102
                                                                 ------------    ------------     ------------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                      88,089          14,800           40,748           9,920
   Net transfers from (to) other Divisions or fixed rate
     option                                                        (2,984,537)     (1,313,699)      (1,485,680)       (371,721)
   Mortality reserve transfers                                             --              --               --              --
   Contract withdrawals                                           (28,558,406)    (11,324,863)     (11,273,058)       (889,766)
   Death benefits                                                  (6,601,217)     (2,692,097)        (870,063)       (479,840)
   Annuity benefits                                                        --              --               --              --
                                                                 ------------    ------------     ------------     -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                    (38,056,071)    (15,315,859)     (13,588,053)     (1,731,407)
                                                                 ------------    ------------     ------------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (22,072,990)    (13,332,978)      (7,894,979)     (1,545,305)
NET ASSETS:
   Beginning of year                                              174,444,921      46,991,106       56,857,582       6,927,322
                                                                 ------------    ------------     ------------     -----------
   End of year                                                   $152,371,931    $ 33,658,128     $ 48,962,603     $ 5,382,017
                                                                 ============    ============     ============     ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                                Divisions
                                                                        --------------------------------------------------------
                                                                                                        Putnam VT     Putnam VT
                                                                          Principal    Principal West  Diversified   Growth and
                                                                           SmallCap     Coast Equity  Income Fund - Income Fund -
                                                                        Growth Account    Account       Class IB      Class IB
                                                                        -------------- -------------- ------------- -------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                          $  (107,678)   $  (127,957)      $  --      $      708
   Net realized gain (loss) on investments                                   165,281      2,414,297          --          98,993
   Capital gain distributions from mutual funds                                   --        623,899          --         328,545
   Net change in unrealized appreciation (depreciation) of
     investments                                                             368,024     (1,551,184)         --        (542,302)
                                                                         -----------    -----------       -----      ----------
Increase (decrease) in net assets resulting from operations                  425,627      1,359,055          --        (114,056)
                                                                         -----------    -----------       -----      ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                              5,887         24,523          --           3,960
   Net transfers from (to) other Divisions or fixed rate option            8,097,114       (700,283)         --         (66,615)
   Mortality reserve transfers                                                    --             --          --              --
   Contract withdrawals                                                   (1,724,187)    (5,859,433)         --        (751,559)
   Death benefits                                                           (129,600)      (373,206)         --              --
   Annuity benefits                                                             (429)            --          --              --
                                                                         -----------    -----------       -----      ----------
Increase (decrease) in net assets resulting from principal transactions    6,248,785     (6,908,399)         --        (814,214)
                                                                         -----------    -----------       -----      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    6,674,412     (5,549,344)         --        (928,270)
NET ASSETS:
   Beginning of year                                                              --     21,373,283          --       2,415,846
                                                                         -----------    -----------       -----      ----------
   End of year                                                           $ 6,674,412    $15,823,939       $  --      $1,487,576
                                                                         ===========    ===========       =====      ==========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                          $        --    $  (201,283)      $  10      $    5,207
   Net realized gain (loss) on investments                                        --      1,401,508          (4)         95,062
   Capital gain distributions from mutual funds                                   --        463,239          --          59,483
   Net change in unrealized appreciation (depreciation) of
     investments                                                                  --        559,397          (5)        165,235
                                                                         -----------    -----------       -----      ----------
Increase (decrease) in net assets resulting from operations                       --      2,222,861           1         324,987
                                                                         -----------    -----------       -----      ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                                 --         63,501          --           7,782
   Net transfers from (to) other Divisions or fixed rate option                   --        456,830          --          (5,981)
   Mortality reserve transfers                                                    --             --          --              --
   Contract withdrawals                                                           --     (3,928,137)         --        (585,961)
   Death benefits                                                                 --       (516,982)         --         (29,917)
   Annuity benefits                                                               --             --        (171)             --
                                                                         -----------    -----------       -----      ----------
Increase (decrease) in net assets resulting from principal transactions           --     (3,924,788)       (171)       (614,077)
                                                                         -----------    -----------       -----      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           --     (1,701,927)       (170)       (289,090)
NET ASSETS:
   Beginning of year                                                              --     23,075,210         170       2,704,936
                                                                         -----------    -----------       -----      ----------
   End of year                                                           $        --    $21,373,283       $  --      $2,415,846
                                                                         ===========    ===========       =====      ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                          Divisions
                                                             ------------------------------------------------------------------
                                                               Putnam VT
                                                             International                   SunAmerica
                                                              Growth and                     Aggressive          SunAmerica
                                                             Income Fund - Royce Small-  Growth Portfolio - Balanced Portfolio -
                                                               Class IB    Cap Portfolio      Class 1             Class 1
                                                             ------------- ------------- ------------------ --------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                $   4,225    $   (6,548)        $  --               $  --
   Net realized gain (loss) on investments                       224,647         5,316            --                  --
   Capital gain distributions from mutual funds                  159,597        79,998            --                  --
   Net change in unrealized appreciation (depreciation) of
     investments                                                (333,662)     (123,988)           --                  --
                                                               ---------    ----------         -----               -----
Increase (decrease) in net assets resulting from operations       54,807       (45,222)           --                  --
                                                               ---------    ----------         -----               -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                     45            --            --                  --
   Net transfers from (to) other Divisions or fixed rate
     option                                                      (12,252)          (69)           --                  --
   Mortality reserve transfers                                        --            --            --                  --
   Contract withdrawals                                         (444,000)           --            --                  --
   Death benefits                                                     --            --            --                  --
   Annuity benefits                                                   --            --            --                  --
                                                               ---------    ----------         -----               -----
Increase (decrease) in net assets resulting from principal
  transactions                                                  (456,207)          (69)           --                  --
                                                               ---------    ----------         -----               -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (401,400)      (45,291)           --                  --
NET ASSETS:
   Beginning of year                                             990,908     1,790,648            --                  --
                                                               ---------    ----------         -----               -----
   End of year                                                 $ 589,508    $1,745,357         $  --               $  --
                                                               =========    ==========         =====               =====
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                $  (1,721)   $   (5,536)        $  --               $  --
   Net realized gain (loss) on investments                       102,325         4,034            37                   6
   Capital gain distributions from mutual funds                       --        79,926            --                  --
   Net change in unrealized appreciation (depreciation) of
     investments                                                 109,038       155,150           (30)                 (5)
                                                               ---------    ----------         -----               -----
Increase (decrease) in net assets resulting from operations      209,642       233,574             7                   1
                                                               ---------    ----------         -----               -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                    455            --            --                  --
   Net transfers from (to) other Divisions or fixed rate
     option                                                       67,563        43,029            (1)                 --
   Mortality reserve transfers                                        --            --            --                  --
   Contract withdrawals                                         (117,172)           --            --                  --
   Death benefits                                                (31,605)           --            --                  --
   Annuity benefits                                                 (221)           --          (190)               (166)
                                                               ---------    ----------         -----               -----
Increase (decrease) in net assets resulting from principal
  transactions                                                   (80,980)       43,029          (191)               (166)
                                                               ---------    ----------         -----               -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                          128,662       276,603          (184)               (165)
NET ASSETS:
   Beginning of year                                             862,246     1,514,045           184                 165
                                                               ---------    ----------         -----               -----
   End of year                                                 $ 990,908    $1,790,648         $  --               $  --
                                                               =========    ==========         =====               =====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                     Divisions
                                                   ----------------------------------------------------------------------------
                                                      UIF Core Plus       UIF Emerging
                                                      Fixed Income       Markets Equity        UIF Equity      UIF Global Value
                                                   Portfolio - Class I Portfolio - Class I Growth Portfolio - Equity Portfolio -
                                                         Shares              Shares          Class I Shares     Class I Shares
                                                   ------------------- ------------------- ------------------ ------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                        $   42,099          $  (25,115)        $   (89,320)       $    21,358
   Net realized gain (loss) on investments                 19,093             549,039            (205,583)           249,518
   Capital gain distributions from mutual funds                --             295,677                  --            355,672
   Net change in unrealized appreciation
     (depreciation) of investments                         21,191              25,593           1,476,015           (389,653)
                                                       ----------          ----------         -----------        -----------
Increase (decrease) in net assets resulting from
  operations                                               82,383             845,194           1,181,112            236,895
                                                       ----------          ----------         -----------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           1,138               2,500               3,484              3,134
   Net transfers from (to) other Divisions or
     fixed rate option                                    140,507             166,992            (104,828)           198,084
   Mortality reserve transfers                                 --                  --                  --                 --
   Contract withdrawals                                  (638,454)           (693,916)         (1,700,361)          (940,581)
   Death benefits                                         (36,252)               (989)            (87,580)           (39,255)
   Annuity benefits                                            --                  --                  --                 --
                                                       ----------          ----------         -----------        -----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (533,061)           (525,413)         (1,889,285)          (778,618)
                                                       ----------          ----------         -----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (450,678)            319,781            (708,173)          (541,723)
NET ASSETS:
   Beginning of year                                    2,467,153           2,532,129           6,742,154          4,603,818
                                                       ----------          ----------         -----------        -----------
   End of year                                         $2,016,475          $2,851,910         $ 6,033,981        $ 4,062,095
                                                       ==========          ==========         ===========        ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                        $   62,792          $  (15,640)        $  (107,036)       $     9,541
   Net realized gain (loss) on investments                 22,469             478,509            (673,032)           232,646
   Capital gain distributions from mutual funds            12,967              60,147                  --            180,919
   Net change in unrealized appreciation
     (depreciation) of investments                        (42,907)            223,934             905,794            392,186
                                                       ----------          ----------         -----------        -----------
Increase (decrease) in net assets resulting from
  operations                                               55,321             746,950             125,726            815,292
                                                       ----------          ----------         -----------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           1,050                  45               6,544              4,301
   Net transfers from (to) other Divisions or
     fixed rate option                                    398,906             (12,045)           (526,037)             8,456
   Mortality reserve transfers                                 --                  --                  --                 --
   Contract withdrawals                                  (559,802)           (628,450)         (1,875,313)        (1,008,161)
   Death benefits                                         (21,097)            (17,329)           (156,939)          (141,188)
   Annuity benefits                                            --                  --                  --                 --
                                                       ----------          ----------         -----------        -----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (180,943)           (657,779)         (2,551,745)        (1,136,592)
                                                       ----------          ----------         -----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (125,622)             89,171          (2,426,019)          (321,300)
NET ASSETS:
   Beginning of year                                    2,592,775           2,442,958           9,168,173          4,925,118
                                                       ----------          ----------         -----------        -----------
   End of year                                         $2,467,153          $2,532,129         $ 6,742,154        $ 4,603,818
                                                       ==========          ==========         ===========        ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                      Divisions
                                                      ------------------------------------------------------------------------
                                                       UIF High Yield   UIF International  UIF U.S. Mid Cap    UIF U.S. Real
                                                      Portfolio - Class Magnum Portfolio - Value Portfolio - Estate Portfolio -
                                                          I Shares        Class I Shares    Class I Shares     Class I Shares
                                                      ----------------- ------------------ ----------------- ------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                          $   211,768        $      887        $   (71,948)      $   (11,891)
   Net realized gain (loss) on investments                   102,024           111,108            689,775           703,008
   Capital gain distributions from mutual funds                   --           293,754            947,489           289,515
   Net change in unrealized appreciation
     (depreciation) of investments                          (231,451)          (38,049)          (918,897)       (1,539,030)
                                                         -----------        ----------        -----------       -----------
Increase (decrease) in net assets resulting from
  operations                                                  82,341           367,700            646,419          (558,398)
                                                         -----------        ----------        -----------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                              2,938             1,892              4,794               680
   Net transfers from (to) other Divisions or fixed
     rate option                                             (13,859)           22,501           (202,630)         (323,175)
   Mortality reserve transfers                                    --                --                 --                --
   Contract withdrawals                                     (978,589)         (890,542)        (2,386,475)         (791,247)
   Death benefits                                            (79,006)          (36,274)          (228,974)          (36,557)
   Annuity benefits                                               --                --                 --                --
                                                         -----------        ----------        -----------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                  (1,068,516)         (902,423)        (2,813,285)       (1,150,299)
                                                         -----------        ----------        -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (986,175)         (534,723)        (2,166,866)       (1,708,697)
NET ASSETS:
   Beginning of year                                       3,339,303         3,265,985         10,383,305         4,178,031
                                                         -----------        ----------        -----------       -----------
   End of year                                           $ 2,353,128        $2,731,262        $ 8,216,439       $ 2,469,334
                                                         ===========        ==========        ===========       ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                          $   256,125        $  (43,607)       $  (119,525)      $   (11,541)
   Net realized gain (loss) on investments                  (143,782)          102,747            614,024           671,209
   Capital gain distributions from mutual funds                   --           257,085          1,316,331           271,563
   Net change in unrealized appreciation
     (depreciation) of investments                           141,852           378,238             23,322           335,679
                                                         -----------        ----------        -----------       -----------
Increase (decrease) in net assets resulting from
  operations                                                 254,195           694,463          1,834,152         1,266,910
                                                         -----------        ----------        -----------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                              1,050             5,569              6,374               580
   Net transfers from (to) other Divisions or fixed
     rate option                                             (12,998)          166,131           (384,819)         (121,807)
   Mortality reserve transfers                                    --                --                 --                --
   Contract withdrawals                                   (1,286,314)         (904,432)        (2,481,560)         (964,666)
   Death benefits                                            (55,983)          (64,408)           (98,183)          (36,768)
   Annuity benefits                                               --                --                 --                --
                                                         -----------        ----------        -----------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                  (1,354,245)         (797,140)        (2,958,188)       (1,122,661)
                                                         -----------        ----------        -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (1,100,050)         (102,677)        (1,124,036)          144,249
NET ASSETS:
   Beginning of year                                       4,439,353         3,368,662         11,507,341         4,033,782
                                                         -----------        ----------        -----------       -----------
   End of year                                           $ 3,339,303        $3,265,985        $10,383,305       $ 4,178,031
                                                         ===========        ==========        ===========       ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                        Divisions
                                                            -----------------------------------------------------------------
                                                                UIF Value     VALIC Company I                  VALIC Company I
                                                            Portfolio - Class Blue Chip Growth VALIC Company I Health Sciences
                                                                I Shares            Fund       Core Value Fund      Fund
                                                            ----------------- ---------------- --------------- ---------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                $    37,107        $   (182)        $   738        $   (303)
   Net realized gain (loss) on investments                         275,063           3,545           1,741              35
   Capital gain distributions from mutual funds                    553,034             490           1,817           8,220
   Net change in unrealized appreciation (depreciation) of
     investments                                                (1,111,932)          9,706          (4,617)          4,567
                                                               -----------        --------         -------        --------
Increase (decrease) in net assets resulting from operations       (246,728)         13,559            (321)         12,519
                                                               -----------        --------         -------        --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                    1,999              --              --              --
   Net transfers from (to) other Divisions or fixed rate
     option                                                       (165,683)         23,340            (131)         23,871
   Mortality reserve transfers                                          --              --              --              --
   Contract withdrawals                                         (1,837,889)             --              --              --
   Death benefits                                                  (32,785)             --              --              --
   Annuity benefits                                                     --              --              --              --
                                                               -----------        --------         -------        --------
Increase (decrease) in net assets resulting from principal
  transactions                                                  (2,034,358)         23,340            (131)         23,871
                                                               -----------        --------         -------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (2,281,086)         36,899            (452)         36,390
NET ASSETS:
   Beginning of year                                             8,521,901          99,292          53,295          60,852
                                                               -----------        --------         -------        --------
   End of year                                                 $ 6,240,815        $136,191         $52,843        $ 97,242
                                                               ===========        ========         =======        ========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                $    32,662        $   (166)        $   123        $   (249)
   Net realized gain (loss) on investments                         554,905          12,802           8,685           2,415
   Capital gain distributions from mutual funds                    919,134              --              --           7,340
   Net change in unrealized appreciation (depreciation) of
     investments                                                  (278,503)           (932)            151          (4,845)
                                                               -----------        --------         -------        --------
Increase (decrease) in net assets resulting from operations      1,228,198          11,704           8,959           4,661
                                                               -----------        --------         -------        --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                    3,044              --              --              --
   Net transfers from (to) other Divisions or fixed rate
     option                                                         53,060          13,894          (9,569)        (19,692)
   Mortality reserve transfers                                          --              --              --              --
   Contract withdrawals                                         (1,847,821)        (48,688)             --              --
   Death benefits                                                 (220,209)             --              --              --
   Annuity benefits                                                     --              --              --              --
                                                               -----------        --------         -------        --------
Increase (decrease) in net assets resulting from principal
  transactions                                                  (2,011,926)        (34,794)         (9,569)        (19,692)
                                                               -----------        --------         -------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (783,728)        (23,090)           (610)        (15,031)
NET ASSETS:
   Beginning of year                                             9,305,629         122,382          53,905          75,883
                                                               -----------        --------         -------        --------
   End of year                                                 $ 8,521,901        $ 99,292         $53,295        $ 60,852
                                                               ===========        ========         =======        ========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                       Divisions
                                                            ---------------------------------------------------------------
                                                            VALIC Company I  VALIC Company  VALIC Company I VALIC Company I
                                                             International  I Mid Cap Index Money Market I  Nasdaq-100 Index
                                                             Equities Fund       Fund            Fund             Fund
                                                            --------------- --------------- --------------- ----------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                               $    5,231      $   (12,365)    $   306,967      $  (4,252)
   Net realized gain (loss) on investments                       138,150          561,533              --         51,163
   Capital gain distributions from mutual funds                   11,762          207,933              --             --
   Net change in unrealized appreciation (depreciation)
     of investments                                              (98,802)        (473,409)             --          2,455
                                                              ----------      -----------     -----------      ---------
Increase (decrease) in net assets resulting from operations       56,341          283,692         306,967         49,366
                                                              ----------      -----------     -----------      ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  5,400            4,064           2,795             --
   Net transfers from (to) other Divisions or fixed rate
     option                                                      (82,846)        (143,385)        337,214         52,003
   Mortality reserve transfers                                        --               --              --             --
   Contract withdrawals                                         (204,174)      (1,282,600)       (907,689)      (116,868)
   Death benefits                                                     --          (83,233)             --             --
   Annuity benefits                                                   --               --              --             --
                                                              ----------      -----------     -----------      ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                  (281,620)      (1,505,154)       (567,680)       (64,865)
                                                              ----------      -----------     -----------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (225,279)      (1,221,462)       (260,713)       (15,499)
NET ASSETS:
   Beginning of year                                             825,646        4,360,041       7,818,884        366,351
                                                              ----------      -----------     -----------      ---------
   End of year                                                $  600,367      $ 3,138,579     $ 7,558,171      $ 350,852
                                                              ==========      ===========     ===========      =========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                               $      535      $   (45,875)    $   308,888      $  (5,508)
   Net realized gain (loss) on investments                       216,293          546,790              --         31,740
   Capital gain distributions from mutual funds                   43,847          289,321              --             --
   Net change in unrealized appreciation (depreciation)
     of investments                                              (74,237)        (349,139)             --         (6,720)
                                                              ----------      -----------     -----------      ---------
Increase (decrease) in net assets resulting from operations      186,438          441,097         308,888         19,512
                                                              ----------      -----------     -----------      ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                    730            4,752           6,874            605
   Net transfers from (to) other Divisions or fixed rate
     option                                                      (41,780)        (250,930)      1,300,190        (66,488)
   Mortality reserve transfers                                        --               --              --             --
   Contract withdrawals                                         (455,217)      (1,761,601)     (1,553,545)      (174,540)
   Death benefits                                                     --          (81,708)             --        (11,660)
   Annuity benefits                                                 (219)            (196)         (2,034)          (161)
                                                              ----------      -----------     -----------      ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                  (496,486)      (2,089,683)       (248,515)      (252,244)
                                                              ----------      -----------     -----------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (310,048)      (1,648,586)         60,373       (232,732)
NET ASSETS:
   Beginning of year                                           1,135,694        6,008,627       7,758,511        599,083
                                                              ----------      -----------     -----------      ---------
   End of year                                                $  825,646      $ 4,360,041     $ 7,818,884      $ 366,351
                                                              ==========      ===========     ===========      =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                        Divisions
                                                            ----------------------------------------------------------------
                                                            VALIC Company I VALIC Company I VALIC Company I
                                                               Science &    Small Cap Index Social Awareness VALIC Company I
                                                            Technology Fund      Fund             Fund       Stock Index Fund
                                                            --------------- --------------- ---------------- ----------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                $  (3,700)      $  (3,339)        $  (12)       $     4,098
   Net realized gain (loss) on investments                        63,543          62,456             (4)           272,457
   Capital gain distributions from mutual funds                       --          39,298            355            187,493
   Net change in unrealized appreciation (depreciation)
     of investments                                              (20,748)       (117,291)          (248)          (271,434)
                                                               ---------       ---------         ------        -----------
Increase (decrease) in net assets resulting from operations       39,095         (18,876)            91            192,614
                                                               ---------       ---------         ------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                     25              48             --              8,181
   Net transfers from (to) other Divisions or fixed rate
     option                                                      113,797         (96,426)            --            (14,200)
   Mortality reserve transfers                                        --              --             --                 --
   Contract withdrawals                                         (162,659)       (122,539)            (2)        (1,688,808)
   Death benefits                                                     --              --             --            (72,126)
   Annuity benefits                                                   --              --             --                 --
                                                               ---------       ---------         ------        -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                   (48,837)       (218,917)            (2)        (1,766,953)
                                                               ---------       ---------         ------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (9,742)       (237,793)            89         (1,574,339)
NET ASSETS:
   Beginning of year                                             294,097         745,538          3,270          5,374,253
                                                               ---------       ---------         ------        -----------
   End of year                                                 $ 284,355       $ 507,745         $3,359        $ 3,799,914
                                                               =========       =========         ======        ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                $  (4,623)      $  (8,804)        $  (24)       $   (34,192)
   Net realized gain (loss) on investments                       (13,826)        117,608             (4)          (165,099)
   Capital gain distributions from mutual funds                       --          35,303            135            170,664
   Net change in unrealized appreciation (depreciation)
     of investments                                               23,954          (5,465)           289            809,586
                                                               ---------       ---------         ------        -----------
Increase (decrease) in net assets resulting from operations        5,505         138,642            396            780,959
                                                               ---------       ---------         ------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  1,110             595             --              7,349
   Net transfers from (to) other Divisions or fixed rate
     option                                                      (32,165)        (61,195)            (1)          (295,029)
   Mortality reserve transfers                                        --              --             --                 --
   Contract withdrawals                                          (77,643)       (237,564)            (2)        (2,019,248)
   Death benefits                                                (10,041)        (62,671)            --            (67,780)
   Annuity benefits                                                 (158)           (191)            --               (176)
                                                               ---------       ---------         ------        -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                  (118,897)       (361,026)            (3)        (2,374,884)
                                                               ---------       ---------         ------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (113,392)       (222,384)           393         (1,593,925)
NET ASSETS:
   Beginning of year                                             407,489         967,922          2,877          6,968,178
                                                               ---------       ---------         ------        -----------
   End of year                                                 $ 294,097       $ 745,538         $3,270        $ 5,374,253
                                                               =========       =========         ======        ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                            Divisions
                                                                 ---------------------------------------------------------------
                                                                                 Van Kampen                     Van Kampen LIT
                                                                  Van Kampen   Corporate Bond   Van Kampen        Enterprise
                                                                 Comstock Fund      Fund      High Yield Fund Portfolio - Class I
                                                                 ------------- -------------- --------------- -------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                   $   60,656     $   6,119      $   268,162       $  (122,819)
   Net realized gain (loss) on investments                            90,862           (26)        (239,223)       (1,295,986)
   Capital gain distributions from mutual funds                      301,185            --               --                --
   Net change in unrealized appreciation (depreciation) of
     investments                                                    (579,268)         (181)         107,643         2,867,930
                                                                  ----------     ---------      -----------       -----------
Increase (decrease) in net assets resulting from operations         (126,565)        5,912          136,582         1,449,125
                                                                  ----------     ---------      -----------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                         --            --            1,784             9,724
   Net transfers from (to) other Divisions or fixed rate option         (591)           (3)               2          (243,566)
   Mortality reserve transfers                                        14,782            --               --                --
   Contract withdrawals                                             (281,293)           --         (271,991)       (2,060,608)
   Death benefits                                                         --            --          (94,905)         (388,050)
   Annuity benefits                                                   (6,881)           --               --                --
                                                                  ----------     ---------      -----------       -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                      (273,983)           (3)        (365,110)       (2,682,500)
                                                                  ----------     ---------      -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (400,548)        5,909         (228,528)       (1,233,375)
NET ASSETS:
   Beginning of year                                               5,543,855       147,920        4,374,187        13,841,042
                                                                  ----------     ---------      -----------       -----------
   End of year                                                    $5,143,307     $ 153,829      $ 4,145,659       $12,607,667
                                                                  ==========     =========      ===========       ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                   $   69,404     $   6,516      $   287,540       $  (134,824)
   Net realized gain (loss) on investments                            32,435        (1,622)      (1,201,003)       (2,899,763)
   Capital gain distributions from mutual funds                      268,905            --               --                --
   Net change in unrealized appreciation (depreciation) of
     investments                                                     393,920        (1,144)       1,244,709         3,818,625
                                                                  ----------     ---------      -----------       -----------
Increase (decrease) in net assets resulting from operations          764,664         3,750          331,246           784,038
                                                                  ----------     ---------      -----------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                         --            --            1,784            11,947
   Net transfers from (to) other Divisions or fixed rate option       17,397             2              (21)         (812,423)
   Mortality reserve transfers                                            --            --               --                --
   Contract withdrawals                                             (453,262)     (163,228)      (1,422,717)       (3,038,628)
   Death benefits                                                    (51,598)           --          (77,153)         (353,845)
   Annuity benefits                                                   (6,291)           --               --            (2,726)
                                                                  ----------     ---------      -----------       -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                      (493,754)     (163,226)      (1,498,107)       (4,195,675)
                                                                  ----------     ---------      -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              270,910      (159,476)      (1,166,861)       (3,411,637)
NET ASSETS:
   Beginning of year                                               5,272,945       307,396        5,541,048        17,252,679
                                                                  ----------     ---------      -----------       -----------
   End of year                                                    $5,543,855     $ 147,920      $ 4,374,187       $13,841,042
                                                                  ==========     =========      ===========       ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                     Divisions
                                                   -----------------------------------------------------------------------------
                                                                         Van Kampen LIT
                                                     Van Kampen LIT        Growth and       Van Kampen LIT      Van Kampen LIT
                                                       Government      Income Portfolio -    Money Market      Strategic Growth
                                                   Portfolio - Class I      Class I       Portfolio - Class I Portfolio - Class I
                                                   ------------------- ------------------ ------------------- -------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                        $   209,796        $    105,255        $   137,639         $  (130,251)
   Net realized gain (loss) on investments                 (45,229)          2,867,771                 --          (2,262,494)
   Capital gain distributions from mutual funds                 --           1,366,117                 --                  --
   Net change in unrealized appreciation
     (depreciation) of investments                         163,984          (3,612,236)                --           3,759,692
                                                       -----------        ------------        -----------         -----------
Increase (decrease) in net assets resulting from
  operations                                               328,551             726,907            137,639           1,366,947
                                                       -----------        ------------        -----------         -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                            4,080              18,780                 --               4,226
   Net transfers from (to) other Divisions or
     fixed rate option                                      19,609            (609,695)           684,287            (559,689)
   Mortality reserve transfers                               8,610                  --              9,436                  --
   Contract withdrawals                                 (1,237,586)         (9,223,708)        (1,105,668)         (2,081,314)
   Death benefits                                         (139,983)           (671,786)              (151)           (191,563)
   Annuity benefits                                         (3,504)                 --             (9,291)            (34,499)
                                                       -----------        ------------        -----------         -----------
Increase (decrease) in net assets resulting from
  principal transactions                                (1,348,774)        (10,486,409)          (421,387)         (2,862,839)
                                                       -----------        ------------        -----------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (1,020,223)         (9,759,502)          (283,748)         (1,495,892)
NET ASSETS:
   Beginning of year                                     6,543,083          38,376,025          4,429,172          10,448,335
                                                       -----------        ------------        -----------         -----------
   End of year                                         $ 5,522,860        $ 28,616,523        $ 4,145,424         $ 8,952,443
                                                       ===========        ============        ===========         ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                        $   242,035        $    (68,251)       $    97,094         $  (171,683)
   Net realized gain (loss) on investments                  (5,313)          2,774,144                 --          (3,938,114)
   Capital gain distributions from mutual funds                 --           2,784,195                 --                  --
   Net change in unrealized appreciation
     (depreciation) of investments                        (109,893)            (24,587)                --           4,228,260
                                                       -----------        ------------        -----------         -----------
Increase (decrease) in net assets resulting from
  operations                                               126,829           5,465,501             97,094             118,463
                                                       -----------        ------------        -----------         -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                            4,080              37,432                 --               6,042
   Net transfers from (to) other Divisions or
     fixed rate option                                    (221,400)           (891,870)         3,484,054          (1,037,838)
   Mortality reserve transfers                                  --                  --                 --                  --
   Contract withdrawals                                 (1,100,708)         (9,264,053)        (2,086,771)         (2,277,624)
   Death benefits                                          (47,765)           (895,777)          (146,077)           (306,423)
   Annuity benefits                                         (4,550)               (193)            (9,995)            (32,236)
                                                       -----------        ------------        -----------         -----------
Increase (decrease) in net assets resulting from
  principal transactions                                (1,370,343)        (11,014,461)         1,241,211          (3,648,079)
                                                       -----------        ------------        -----------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (1,243,514)         (5,548,960)         1,338,305          (3,529,616)
NET ASSETS:
   Beginning of year                                     7,786,597          43,924,985          3,090,867          13,977,951
                                                       -----------        ------------        -----------         -----------
   End of year                                         $ 6,543,083        $ 38,376,025        $ 4,429,172         $10,448,335
                                                       ===========        ============        ===========         ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                               Divisions
                                                                        -------------------------------------------------------
                                                                                      Vanguard VIF   Vanguard VIF
                                                                         Van Kampen  High Yield Bond  REIT Index  WM VT Growth &
                                                                        Reserve Fund    Portfolio     Portfolio    Income Fund
                                                                        ------------ --------------- ------------ --------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                           $  8,822        $  --         $  --      $    404,578
   Net realized gain (loss) on investments                                      --           --            --         3,992,120
   Capital gain distributions from mutual funds                                 --           --            --                --
   Net change in unrealized appreciation (depreciation) of
     investments                                                                --           --            --        (4,568,433)
                                                                          --------        -----         -----      ------------
Increase (decrease) in net assets resulting from operations                  8,822           --            --          (171,735)
                                                                          --------        -----         -----      ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                               --           --            --               102
   Net transfers from (to) other Divisions or fixed rate option                (19)          --            --       (33,335,283)
   Mortality reserve transfers                                               9,300           --            --                --
   Contract withdrawals                                                    (26,203)          --            --           (56,234)
   Death benefits                                                               --           --            --                --
   Annuity benefits                                                         (2,958)          --            --                --
                                                                          --------        -----         -----      ------------
Increase (decrease) in net assets resulting from principal transactions    (19,880)          --            --       (33,391,415)
                                                                          --------        -----         -----      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (11,058)          --            --       (33,563,150)
NET ASSETS:
   Beginning of year                                                       254,712           --            --        33,563,150
                                                                          --------        -----         -----      ------------
   End of year                                                            $243,654        $  --         $  --      $         --
                                                                          ========        =====         =====      ============
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                           $  8,699        $  12         $   5      $     29,104
   Net realized gain (loss) on investments                                      --           (6)           38           439,729
   Capital gain distributions from mutual funds                                 --           --            16                --
   Net change in unrealized appreciation (depreciation) of
     investments                                                                --           (4)          (43)        2,915,129
                                                                          --------        -----         -----      ------------
Increase (decrease) in net assets resulting from operations                  8,699            2            16         3,383,962
                                                                          --------        -----         -----      ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                               --           --            --            40,204
   Net transfers from (to) other Divisions or fixed rate option                (17)          --            --        (1,480,430)
   Mortality reserve transfers                                                  --           --            --                --
   Contract withdrawals                                                    (14,592)          --            --        (6,469,378)
   Death benefits                                                           (7,983)          --            --        (1,060,905)
   Annuity benefits                                                         (2,941)        (171)         (231)               --
                                                                          --------        -----         -----      ------------
Increase (decrease) in net assets resulting from principal transactions    (25,533)        (171)         (231)       (8,970,509)
                                                                          --------        -----         -----      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (16,834)        (169)         (215)       (5,586,547)
NET ASSETS:
   Beginning of year                                                       271,546          169           215        39,149,697
                                                                          --------        -----         -----      ------------
   End of year                                                            $254,712        $  --         $  --      $ 33,563,150
                                                                          ========        =====         =====      ============

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                               Divisions
                                                                        -------------------------------------------------------
                                                                                          WM VT
                                                                            WM VT     International WM VT Money  WM VT Small Cap
                                                                         Growth Fund   Growth Fund  Market Fund    Growth Fund
                                                                        ------------  ------------- -----------  ---------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                         $     47,017   $   181,206  $     3,055    $    (2,255)
   Net realized gain (loss) on investments                                (4,223,890)      802,990           --        546,510
   Capital gain distributions from mutual funds                                   --     1,358,939           --             --
   Net change in unrealized appreciation (depreciation) of
     investments                                                           4,246,286    (2,520,974)          --       (636,253)
                                                                        ------------   -----------  -----------    -----------
Increase (decrease) in net assets resulting from operations                   69,413      (177,839)       3,055        (91,998)
                                                                        ------------   -----------  -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                                 55            20           --             20
   Net transfers from (to) other Divisions or fixed rate option          (32,515,140)   (9,147,443)  (8,591,973)    (8,283,860)
   Mortality reserve transfers                                                    --            --           --             --
   Contract withdrawals                                                      (94,901)      (25,434)    (585,535)       (31,207)
   Death benefits                                                                 --            --           --             --
   Annuity benefits                                                               --            --           --             --
                                                                        ------------   -----------  -----------    -----------
Increase (decrease) in net assets resulting from principal transactions  (32,609,986)   (9,172,857)  (9,177,508)    (8,315,047)
                                                                        ------------   -----------  -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (32,540,573)   (9,350,696)  (9,174,453)    (8,407,045)
NET ASSETS:
   Beginning of year                                                      32,540,573     9,350,696    9,174,453      8,407,045
                                                                        ------------   -----------  -----------    -----------
   End of year                                                          $         --   $        --  $        --    $        --
                                                                        ============   ===========  ===========    ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                         $   (458,360)  $     8,126  $   226,579    $  (128,095)
   Net realized gain (loss) on investments                                (8,672,057)      701,940           --        114,568
   Capital gain distributions from mutual funds                                   --            --           --             --
   Net change in unrealized appreciation (depreciation) of
     investments                                                          10,181,995       830,650           --        493,670
                                                                        ------------   -----------  -----------    -----------
Increase (decrease) in net assets resulting from operations                1,051,578     1,540,716      226,579        480,143
                                                                        ------------   -----------  -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                             44,904        21,605        2,970         20,650
   Net transfers from (to) other Divisions or fixed rate option           (1,980,866)      701,098    5,172,221       (313,644)
   Mortality reserve transfers                                                    --            --           --             --
   Contract withdrawals                                                   (5,764,575)   (1,494,583)  (4,275,425)    (1,199,337)
   Death benefits                                                           (874,266)     (282,228)    (352,442)      (299,558)
   Annuity benefits                                                             (350)         (591)          --           (448)
                                                                        ------------   -----------  -----------    -----------
Increase (decrease) in net assets resulting from principal transactions   (8,575,153)   (1,054,699)     547,324     (1,792,337)
                                                                        ------------   -----------  -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (7,523,575)      486,017      773,903     (1,312,194)
NET ASSETS:
   Beginning of year                                                      40,064,148     8,864,679    8,400,550      9,719,239
                                                                        ------------   -----------  -----------    -----------
   End of year                                                          $ 32,540,573   $ 9,350,696  $ 9,174,453    $ 8,407,045
                                                                        ============   ===========  ===========    ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

Separate Account D (the "Separate Account") was established by American General Life Insurance Company (the "Company") on November 19, 1973 to fund variable annuity contracts issued by the Company. The following products are included in the Separate Account: GENERATIONS(TM), Platinum Investor(R), Platinum Investor(R) Immediate Variable Annuity ("Platinum Investor Immediate VA"), Select Reserve, VAriety Plus(R), WM Advantage, WM Strategic Asset Manager and Other Contracts. The products listed above are not available for sale. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account is divided into "Divisions", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to contract owners through the various Divisions are as follows:

                  AIM Variable Insurance Funds ("AIM V.I."):
                   AIM V.I. Core Equity Fund - Series I (4)
                 AIM V.I. International Growth Fund - Series I
                AIM V.I. Premier Equity Fund - Series I (1) (4)

                  The Alger American Fund ("Alger American"):
        Alger American Leveraged AllCap Portfolio - Class O Shares (1)
          Alger American MidCap Growth Portfolio - Class O Shares (1)

      American Century Variable Portfolios, Inc. ("American Century VP"):
         American Century VP Inflation Protection Fund - Class II (1)
                   American Century VP Value Fund - Class I

                    Credit Suisse Trust ("Credit Suisse"):
                 Credit Suisse Small Cap Core I Portfolio (15)

                 Dreyfus Investment Portfolios ("Dreyfus IP"):
            Dreyfus IP MidCap Stock Portfolio - Initial Shares (5)

     The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares:

               Dreyfus Variable Investment Fund ("Dreyfus VIF"):
         Dreyfus VIF Developing Leaders Portfolio - Initial Shares (5)
            Dreyfus VIF Quality Bond Portfolio - Initial Shares (5)

              Evergreen Variable Annuity Trust ("Evergreen VA"):
        Evergreen VA Diversified Income Builder Fund - Class 1 (1) (35)
                    Evergreen VA High Income Fund - Class 1

         Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP"):
          Fidelity(R) VIP Asset Manager(SM) Portfolio - Initial Class
         Fidelity(R) VIP Asset Manager(SM) Portfolio - Service Class 2
           Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2
           Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 Fidelity(R) VIP Freedom 2020 Portfolio - Service Class 2 (1) (6) Fidelity(R) VIP Freedom 2025 Portfolio - Service Class 2 (1) (6) Fidelity(R) VIP Freedom 2030 Portfolio - Service Class 2 (1) (6)
              Fidelity(R) VIP Growth Portfolio - Service Class 2 Fidelity(R) VIP Index 500 Portfolio - Initial Class

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

   Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP") - continued:
            Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (1)
              Fidelity(R) VIP Overseas Portfolio - Initial Class

 Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton"):
   Franklin Templeton Franklin Small Cap Value Securities Fund - Class 2 (1)
        Franklin Templeton Franklin U.S. Government Fund - Class 2 (1) Franklin Templeton Mutual Shares Securities Fund - Class 2 (1) Franklin Templeton Templeton Foreign Securities Fund - Class 2
      Franklin Templeton Templeton Global Asset Allocation Fund - Class 2

         Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"):
         Goldman Sachs VIT Capital Growth Fund - Institutional Shares

                      Janus Aspen Series ("Janus Aspen"):
          Janus Aspen International Growth Portfolio - Service Shares
             Janus Aspen Mid Cap Growth Portfolio - Service Shares
          Janus Aspen Worldwide Growth Portfolio - Service Shares (7)

                  J.P. Morgan Series Trust II ("JP Morgan"):
                   JPMorgan Mid Cap Value Portfolio (1) (8)
                       JPMorgan Small Company Portfolio

                              LEVCO Series Trust:
                        LEVCO Equity Value Fund (1) (2)

              MFS(R) Variable Insurance Trust(SM) ("MFS(R) VIT"):
            MFS(R) VIT Core Equity Series - Initial Class (9) (33)
             MFS(R) VIT Emerging Growth Series - Initial Class (9)
                MFS(R) VIT New Discovery Series - Initial Class
                  MFS(R) VIT Research Series - Initial Class

     Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT"):
               Neuberger Berman AMT Balanced Portfolio - Class I
            Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
             Neuberger Berman AMT Partners Portfolio - Class I (1)

              Oppenheimer Variable Account Funds ("Oppenheimer"):
             Oppenheimer Balanced Fund/VA - Non-Service Shares (1)
        Oppenheimer Global Securities Fund/VA - Non-Service Shares (1)

                 PIMCO Variable Insurance Trust ("PIMCO VIT"):
PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class (1) (10)
            PIMCO VIT Real Return Portfolio - Administrative Class
             PIMCO VIT Short-Term Portfolio - Administrative Class
            PIMCO VIT Total Return Portfolio - Administrative Class

                 Pioneer Variable Contracts Trust ("Pioneer"):
                     Pioneer Fund VCT Portfolio - Class I
             Pioneer Growth Opportunities VCT Portfolio - Class I
            Pioneer Mid Cap Value VCT Portfolio - Class I (1) (11)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

          Principal Variable Contracts Fund, Inc. ("Principal") (16):
               Principal Diversified International Account (17)
                    Principal Equity Income Account I (18)
                         Principal Growth Account (19)
                         Principal Income Account (20)
                     Principal LargeCap Blend Account (21)
                     Principal Mid Cap Stock Account (22)
                      Principal Money Market Account (23)
                  Principal Mortgage Securities Account (24)
                     Principal SAM Balanced Portfolio (25)
              Principal SAM Conservative Balanced Portfolio (26)
               Principal SAM Conservative Growth Portfolio (27)
                 Principal SAM Flexible Income Portfolio (28)
                 Principal SAM Strategic Growth Portfolio (29)
                   Principal Short-Term Income Account (30)
                    Principal SmallCap Growth Account (31)
                   Principal West Coast Equity Account (32)

                     Putnam Variable Trust ("Putnam VT"):
               Putnam VT Diversified Income Fund - Class IB (1)
               Putnam VT Growth and Income Fund - Class IB (12)
           Putnam VT International Growth and Income Fund - Class IB

                              Royce Capital Fund:
                           Royce Small-Cap Portfolio

                    SunAmerica Series Trust ("SunAmerica"):
             SunAmerica Aggressive Growth Portfolio - Class 1 (1)
               SunAmerica Balanced Portfolio - Class 1 (1) (34)

               The Universal Institutional Funds, Inc. ("UIF"):
             UIF Core Plus Fixed Income Portfolio - Class I Shares
            UIF Emerging Markets Equity Portfolio - Class I Shares
               UIF Equity Growth Portfolio - Class I Shares (13)
              UIF Global Value Equity Portfolio - Class I Shares
                UIF High Yield Portfolio - Class I Shares (13)
              UIF International Magnum Portfolio - Class I Shares
               UIF U.S. Mid Cap Value Portfolio - Class I Shares
                UIF U.S. Real Estate Portfolio - Class I Shares
                     UIF Value Portfolio - Class I Shares

                               VALIC Company I:
                     VALIC Company I Blue Chip Growth Fund
                      VALIC Company I Core Value Fund (3)
                     VALIC Company I Health Sciences Fund
                  VALIC Company I International Equities Fund
                      VALIC Company I Mid Cap Index Fund
                      VALIC Company I Money Market I Fund
                   VALIC Company I Nasdaq-100(R) Index Fund
                   VALIC Company I Science & Technology Fund
                     VALIC Company I Small Cap Index Fund
                     VALIC Company I Social Awareness Fund
                       VALIC Company I Stock Index Fund

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

                    Van Kampen Mutual Funds ("Van Kampen"):
                           Van Kampen Comstock Fund
                        Van Kampen Corporate Bond Fund
                          Van Kampen High Yield Fund
                            Van Kampen Reserve Fund

             Van Kampen Life Investment Trust ("Van Kampen LIT"):
                 Van Kampen LIT Enterprise Portfolio - Class I
                 Van Kampen LIT Government Portfolio - Class I
             Van Kampen LIT Growth and Income Portfolio - Class I
                Van Kampen LIT Money Market Portfolio - Class I
           Van Kampen LIT Strategic Growth Portfolio - Class I (14)

           Vanguard(R) Variable Insurance Fund ("Vanguard(R) VIF"):
                 Vanguard(R) VIF High Yield Bond Portfolio (1)
                   Vanguard(R) VIF REIT Index Portfolio (1)

                       WM Variable Trust ("WM VT") (16):
                        WM VT Growth & Income Fund (21)
                            WM VT Growth Fund (19)
                     WM VT International Growth Fund (17)
                         WM VT Money Market Fund (23)
                       WM VT Small Cap Growth Fund (31)

(1) Divisions had no activity in current year.

(2) Effective February 6, 2006, LEVCO Equity Value Fund was closed and liquidated.

(3) Effective February 21, 2006, VALIC Company I Income & Growth Fund changed its name to VALIC Company I Core Value Fund.

(4) Effective May 1, 2006, AIM V.I. Premier Equity Fund - Series I merged into AIM V.I. Core Equity Fund - Series I. AIM V.I. Core Equity Fund - Series I is no longer offered as an investment option for contracts with an issue date of May 1, 2006 or later.

(5) Effective May 1, 2006, Dreyfus IP MidCap Stock Portfolio - Initial Shares, Dreyfus VIF Developing Leaders Portfolio - Initial Shares and Dreyfus VIF Quality Bond Portfolio - Initial Shares are no longer offered as investment options for contracts with an issue date of May 1, 2006 or later.

(6) Effective May 1, 2006, Fidelity VIP Freedom 2020 Portfolio - Service Class 2, Fidelity VIP Freedom 2025 Portfolio - Service Class 2 and Fidelity VIP Freedom 2030 Portfolio - Service Class 2 became available as investment options.

(7) Effective May 1, 2006, Janus Aspen Worldwide Growth Portfolio - Service Shares is no longer offered as an investment option for contracts with an issue date of May 1, 2006 or later.

(8) Effective May 1, 2006, JPMorgan Mid Cap Value Portfolio is no longer offered as an investment option for contracts with an issue date of May 1, 2006 or later.

(9) Effective May 1, 2006, MFS VIT Core Equity Series - Initial Class and MFS VIT Emerging Growth Series - Initial Class are no longer offered as investment options for contracts with an issue date of May 1, 2006 or later.

(10)Effective May 1, 2006, PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class became available as an investment option.

(11)Effective May 1, 2006, Pioneer Mid Cap Value VCT Portfolio - Class I became available as an investment option.

(12)Effective May 1, 2006, Putnam VT Growth and Income Fund - Class IB is no longer offered as an investment option for contracts with an issue date of May 1, 2006 or later.

(13)Effective May 1, 2006, UIF Equity Growth Portfolio - Class I Shares and UIF High Yield Portfolio - Class I Shares are no longer offered as investment options for contracts with an issue date of May 1, 2006 or later.

(14)Effective August 15, 2006, Van Kampen LIT Emerging Growth Portfolio - Class I changed its name to Van Kampen LIT Strategic Growth Portfolio - Class I.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

(15)Effective December 1, 2006, Credit Suisse Small Cap Growth Portfolio changed its name to Credit Suisse Small Cap Core I Portfolio.

(16)Effective January 5, 2007, WM Variable Trust reorganized and was combined with Principal Variable Contracts Fund, Inc.

(17)Effective January 5, 2007, WM VT International Growth Fund merged into Principal Diversified International Account.

(18)Effective January 5, 2007, WM VT Equity Income Fund changed its name to Principal Equity Income Account I.

(19)Effective January 5, 2007, WM VT Growth Fund merged into Principal Growth Account.

(20)Effective January 5, 2007, WM VT Income Fund changed its name to Principal Income Account.

(21)Effective January 5, 2007, WM VT Growth & Income Fund merged into Principal LargeCap Blend Account.

(22)Effective January 5, 2007, WM VT Mid Cap Stock Fund changed its name to Principal MidCap Stock Account.

(23)Effective January 5, 2007, WM VT Money Market Fund merged into Principal Money Market Account.

(24)Effective January 5, 2007, WM VT U.S. Government Securities Fund changed its name to Principal Mortgage Securities Account.

(25)Effective January 5, 2007, WM VT Balanced Portfolio changed its name to Principal SAM Balanced Portfolio.

(26)Effective January 5, 2007, WM VT Conservative Balanced Portfolio changed its name to Principal SAM Conservative Balanced Portfolio.

(27)Effective January 5, 2007, WM VT Conservative Growth Portfolio changed its name to Principal SAM Conservative Growth Portfolio.

(28)Effective January 5, 2007, WM VT Flexible Income Portfolio changed its name to Principal SAM Flexible Income Portfolio.

(29)Effective January 5, 2007, WM VT Strategic Growth Portfolio changed its name to Principal SAM Strategic Growth Portfolio.

(30)Effective January 5, 2007, WM VT Short Term Income Fund changed its name to Principal Short-Term Income Account.

(31)Effective January 5, 2007, WM VT Small Cap Growth Fund merged into Principal SmallCap Growth Account.

(32)Effective January 5, 2007, WM VT West Coast Equity Fund changed its name to Principal West Coast Equity Account.

(33)Effective May 1, 2007, MFS VIT Capital Opportunities Series - Initial Class changed its name to MFS VIT Core Equity Series - Initial Class.

(34)Effective May 1, 2007, SunAmerica - SunAmerica Balanced Portfolio - Class 1 changed its name to SunAmerica Balanced Portfolio - Class 1.

(35)Effective June 1, 2007, Evergreen VA Strategic Income Fund - Class 1 changed its name to Evergreen VA Diversified Income Builder Fund - Class 1.

AIG SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

In addition to the Divisions above, contract owners may allocate funds to a fixed account that is part of the Company's general account. Contract owners should refer to the appropriate contract prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

Net purchases from the contracts are allocated to the Divisions and invested in the Funds in accordance with contract owner instructions. Net purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Separate Account and the methods of applying those principles are presented below.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 3.5% for all contracts except "deferred load" contracts and contracts issued prior to January 1, 1982, which have an assumed interest rate of 3.0%.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company. If there are transfers between the Company and the Account they will be disclosed as mortality reserve transfers in the Statement of Changes in Net Assets under principle transactions.

Annuity reserves are calculated according to the Progressive Annuity Table, 1983(a) Individual Mortality Table, or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the contract owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

Note C - Contract Charges

Premium taxes - The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any other reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

Mortality and expense risk and administrative charges - Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and paid to the Company from the daily net asset value of the Divisions. An annual maintenance charge may be imposed on the last day of each contract year during the accumulation period for administrative expenses with respect to each contract. The annual maintenance charge is paid by redemption of units outstanding. The annual maintenance charge is included with contract withdrawals in the Statement of Changes in Net Assets under principal transactions. A summary of these charges by contract follows:

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Contract Charges - Continued

                                                 Mortality and
                                                Expense Risk and      Annual
                                             Administrative Charges Maintenance
Contracts                                         Annual Rates        Charge
-------------------------------------------  ---------------------- -----------
GENERATIONS(TM)                                       1.40%             $30
Platinum Investor(R)                                  1.35%             N/A
Platinum Investor Immediate VA                        0.55%             N/A
Select Reserve                                        0.40%             N/A
VAriety Plus(R)                                       1.55%             $36
WM Advantage                                          1.40%             N/A
WM Strategic Asset Manager                            1.40%             $35
Other Separate Account D Contracts
  (deferred load)                                     1.25%             $30
Other Separate Account D Contracts (issued
  prior to Jan. 1, 1982)                              0.75%             N/A

Contract fee and sales charge - The Platinum Investor Immediate VA allows the Company to charge a one time contract fee of $100 to cover administrative cost of issuing the contract. The Company may deduct a sales charge to cover sales expenses, including commissions under the Platinum Investor Immediate VA and Other Separate Account D Contracts (issued prior to Jan. 1, 1982). The contract fee and sales charge are deducted from the purchase payments.

Transfer charges - The Company reserves the right to charge a $25 transfer fee for each transfer in excess of 12 during the contract year. The transfer fee is paid by redemption of units outstanding. Transfer requests are subject to the Company's published rules concerning market timing. A contract owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers. Transfer charges are included with net transfers from (to) other divisions or fixed rate option in the Statement of Changes in Net Assets under principal transactions.

Surrender charge - A surrender charge may be applicable to certain withdrawal amounts and is payable to the Company. The surrender charges reimburses the Company for part of our expenses in distribution of the contracts. The surrender charge is paid by redemption of units outstanding. The surrender charges are included with contract withdrawals in the Statement of Changes in Net Assets under principal transactions.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2007, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                      Cost of    Proceeds
Divisions                                                            Purchases  from Sales
------------------------------------------------------------------- ----------- -----------
AIM V.I. Core Equity Fund - Series I                                $    59,729 $ 2,171,413
AIM V.I. International Growth Fund - Series I                           130,217   1,110,502
American Century VP Value Fund - Class I                                227,417     908,755
Credit Suisse Small Cap Core I Portfolio                                  1,308      50,811
Dreyfus IP MidCap Stock Portfolio - Initial Shares                      102,160     336,755
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares      26,064     717,754
Dreyfus VIF Developing Leaders Portfolio - Initial Shares               332,686   1,076,608
Dreyfus VIF Quality Bond Portfolio - Initial Shares                     192,586   1,544,131
Evergreen VA High Income Fund - Class 1                                 461,462      24,119
Fidelity VIP Asset Manager Portfolio - Initial Class                     12,332       2,333
Fidelity VIP Asset Manager Portfolio - Service Class 2                   54,173     446,272
Fidelity VIP Contrafund Portfolio - Service Class 2                     703,635   1,054,313
Fidelity VIP Equity-Income Portfolio - Service Class 2                  254,163   1,113,274
Fidelity VIP Growth Portfolio - Service Class 2                          17,899     771,817
Fidelity VIP Index 500 Portfolio - Initial Class                          1,713         965
Fidelity VIP Overseas Portfolio - Initial Class                           4,070         882
Franklin Templeton Templeton Foreign Securities Fund - Class 2           75,750     569,075
Franklin Templeton Templeton Global Asset Allocation Fund - Class 2     387,661     395,078
Goldman Sachs VIT Capital Growth Fund - Institutional Shares                149      37,694
Janus Aspen International Growth Portfolio - Service Shares              45,330     246,167
Janus Aspen Mid Cap Growth Portfolio - Service Shares                    16,510     305,691
Janus Aspen Worldwide Growth Portfolio - Service Shares                   3,082     228,643
JPMorgan Small Company Portfolio                                         16,384     161,516
MFS VIT Core Equity Series - Initial Class                                3,763     479,551
MFS VIT Emerging Growth Series - Initial Class                           15,349   1,356,666
MFS VIT New Discovery Series - Initial Class                             37,643     212,463
MFS VIT Research Series - Initial Class                                   4,438     289,807
Neuberger Berman AMT Balanced Portfolio - Class I                           123         168
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                   5,613     292,536
PIMCO VIT Real Return Portfolio - Administrative Class                  161,363   1,387,214
PIMCO VIT Short-Term Portfolio - Administrative Class                    44,980     547,179
PIMCO VIT Total Return Portfolio - Administrative Class                 176,661   1,208,746
Pioneer Fund VCT Portfolio - Class I                                     14,131     516,511
Pioneer Growth Opportunities VCT Portfolio - Class I                    189,259     661,816
Principal Diversified International Account                          10,735,390   3,100,566
Principal Equity Income Account I                                     2,176,482   9,714,665
Principal Growth Account                                             32,632,157   9,574,924
Principal Income Account                                              1,131,471   4,642,191
Principal LargeCap Blend Account                                     34,608,165  11,684,923
Principal MidCap Stock Account                                          708,437   2,778,321
Principal Money Market Account                                       17,622,153  10,920,165
Principal Mortgage Securities Account                                   857,072   5,295,394
Principal SAM Balanced Portfolio                                      5,880,241  78,540,615

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2007, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                           Cost of    Proceeds
Divisions                                                 Purchases  from Sales
--------------------------------------------------------- ---------- -----------
Principal SAM Conservative Balanced Portfolio             $  715,411 $ 4,812,354
Principal SAM Conservative Growth Portfolio                2,934,372  59,714,374
Principal SAM Flexible Income Portfolio                    2,351,103  12,328,668
Principal SAM Strategic Growth Portfolio                     819,786  18,328,759
Principal Short-Term Income Account                          305,427   1,575,747
Principal SmallCap Growth Account                          8,478,830   2,337,724
Principal West Coast Equity Account                          962,082   7,374,540
Putnam VT Growth and Income Fund - Class IB                  359,308     844,268
Putnam VT International Growth and Income Fund - Class IB    198,332     490,717
Royce Small-Cap Portfolio                                     86,893      13,512
UIF Core Plus Fixed Income Portfolio - Class I Shares        265,844     756,807
UIF Emerging Markets Equity Portfolio - Class I Shares       572,992     827,844
UIF Equity Growth Portfolio - Class I Shares                  42,873   2,021,479
UIF Global Value Equity Portfolio - Class I Shares           685,234   1,086,823
UIF High Yield Portfolio - Class I Shares                    273,060   1,129,808
UIF International Magnum Portfolio - Class I Shares          490,658   1,098,442
UIF U.S. Mid Cap Value Portfolio - Class I Shares          1,108,722   3,046,466
UIF U.S. Real Estate Portfolio - Class I Shares              405,040   1,277,716
UIF Value Portfolio - Class I Shares                         769,563   2,213,780
VALIC Company I Blue Chip Growth Fund                         45,009      21,361
VALIC Company I Core Value Fund                               11,923       9,499
VALIC Company I Health Sciences Fund                          32,078         289
VALIC Company I International Equities Fund                  155,426     420,053
VALIC Company I Mid Cap Index Fund                           442,967   1,752,552
VALIC Company I Money Market I Fund                        1,680,781   1,941,494
VALIC Company I Nasdaq-100 Index Fund                        185,747     254,865
VALIC Company I Science & Technology Fund                    114,625     167,161
VALIC Company I Small Cap Index Fund                         105,083     288,040
VALIC Company I Social Awareness Fund                            396          56
VALIC Company I Stock Index Fund                             485,359   2,060,721
Van Kampen Comstock Fund                                     524,669     436,812
Van Kampen Corporate Bond Fund                                 7,250       1,132
Van Kampen High Yield Fund                                   300,600     397,550
Van Kampen LIT Enterprise Portfolio - Class I                135,585   2,940,902
Van Kampen LIT Government Portfolio - Class I                394,984   1,533,960
Van Kampen LIT Growth and Income Portfolio - Class I       2,160,871  11,175,910
Van Kampen LIT Money Market Portfolio - Class I              940,119   1,223,867
Van Kampen LIT Strategic Growth Portfolio - Class I           44,421   3,037,510
Van Kampen Reserve Fund                                       19,924      30,982
WM VT Growth & Income Fund                                   413,590  33,400,427
WM VT Growth Fund                                             55,758  32,618,728
WM VT International Growth Fund                            1,542,652   9,175,364
WM VT Money Market Fund                                        5,472   9,179,925
WM VT Small Cap Growth Fund                                   48,508   8,365,811

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2007.

                                                                              Net Asset Value Value of Shares Cost of Shares
Divisions                                                            Shares      Per Share     at Fair Value       Held
------------------------------------------------------------------- --------- --------------- --------------- --------------
AIM V.I. Core Equity Fund - Series I                                  103,116     $ 29.11      $  3,001,708    $  2,596,283
AIM V.I. International Growth Fund - Series I                          40,877       33.63         1,374,695         808,067
American Century VP Value Fund - Class I                              180,816        7.47         1,350,697       1,435,068
Credit Suisse Small Cap Core I Portfolio                               15,244       15.47           235,826         224,460
Dreyfus IP MidCap Stock Portfolio - Initial Shares                     29,137       15.52           452,204         517,417
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares    30,704       30.50           936,461         803,054
Dreyfus VIF Developing Leaders Portfolio - Initial Shares              41,986       32.34         1,357,818       1,540,761
Dreyfus VIF Quality Bond Portfolio - Initial Shares                   226,660       11.08         2,511,391       2,612,026
Evergreen VA High Income Fund - Class 1                               606,034        9.88         5,987,620       6,133,097
Fidelity VIP Asset Manager Portfolio - Initial Class                    9,030       16.57           149,619         129,687
Fidelity VIP Asset Manager Portfolio - Service Class 2                 26,238       16.33           428,473         377,887
Fidelity VIP Contrafund Portfolio - Service Class 2                    91,171       27.46         2,503,566       2,518,219
Fidelity VIP Equity-Income Portfolio - Service Class 2                 95,633       23.57         2,254,080       2,205,738
Fidelity VIP Growth Portfolio - Service Class 2                        33,782       44.65         1,508,363         987,985
Fidelity VIP Index 500 Portfolio - Initial Class                          289      164.02            47,409          37,397
Fidelity VIP Overseas Portfolio - Initial Class                         1,752       25.32            44,354          30,419
Franklin Templeton Templeton Foreign Securities Fund - Class 2         36,921       20.25           747,649         515,108
Franklin Templeton Templeton Global Asset Allocation Fund - Class 2    55,205       14.52           801,576         946,887
Goldman Sachs VIT Capital Growth Fund - Institutional Shares            6,374       12.73            81,145          60,000
Janus Aspen International Growth Portfolio - Service Shares            10,003       64.51           645,272         367,917
Janus Aspen Mid Cap Growth Portfolio - Service Shares                  12,656       38.95           492,957         242,744
Janus Aspen Worldwide Growth Portfolio - Service Shares                 8,327       35.03           291,677         217,182
JPMorgan Small Company Portfolio                                       13,276       16.06           213,213         225,494
MFS VIT Core Equity Series - Initial Class                             45,489       17.18           781,501         526,356
MFS VIT Emerging Growth Series - Initial Class                         88,375       25.01         2,210,256       1,442,112
MFS VIT New Discovery Series - Initial Class                           20,729       16.63           344,722         276,601
MFS VIT Research Series - Initial Class                                23,109       20.28           468,650         296,010
Neuberger Berman AMT Balanced Portfolio - Class I                         832       13.08            10,887           7,630
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                13,484       28.50           384,290         241,728
PIMCO VIT Real Return Portfolio - Administrative Class                118,081       12.57         1,484,284       1,492,772
PIMCO VIT Short-Term Portfolio - Administrative Class                  43,904       10.01           439,482         442,155
PIMCO VIT Total Return Portfolio - Administrative Class               211,809       10.49         2,221,874       2,190,530
Pioneer Fund VCT Portfolio - Class I                                   25,854       25.72           664,972         526,815
Pioneer Growth Opportunities VCT Portfolio - Class I                   46,797       22.44         1,050,115       1,104,455
Principal Diversified International Account                           379,888       21.67         8,232,163       7,780,010
Principal Equity Income Account I                                   1,028,676       19.32        19,874,015      16,482,691
Principal Growth Account                                            1,637,009       17.92        29,335,197      23,880,501
Principal Income Account                                            1,141,363       10.46        11,938,661      11,875,936
Principal LargeCap Blend Account                                    1,875,889       12.59        23,617,445      23,319,344
Principal MidCap Stock Account                                        283,773       15.22         4,319,026       4,620,361
Principal Money Market Account                                      6,701,988        1.00         6,701,988       6,701,988
Principal Mortgage Securities Account                               1,042,886       10.49        10,939,876      10,958,386
Principal SAM Balanced Portfolio                                    7,822,615       19.17       149,959,524     112,310,405
Principal SAM Conservative Balanced Portfolio                         557,954       13.07         7,292,460       6,477,040

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2007.

                                                                    Net Asset Value Value of Shares Cost of Shares
Divisions                                                  Shares      Per Share     at Fair Value       Held
--------------------------------------------------------- --------- --------------- --------------- --------------
Principal SAM Conservative Growth Portfolio               4,981,300     $21.18       $105,503,939    $75,693,745
Principal SAM Flexible Income Portfolio                   1,644,595      14.36         23,616,389     21,381,269
Principal SAM Strategic Growth Portfolio                  1,468,372      23.91         35,108,778     24,252,567
Principal Short-Term Income Account                       1,632,666       2.50          4,081,666      4,142,819
Principal SmallCap Growth Account                           588,054      11.35          6,674,411      6,306,387
Principal West Coast Equity Account                         629,683      25.13         15,823,939     11,309,406
Putnam VT Growth and Income Fund - Class IB                  64,342      23.12          1,487,576      1,413,446
Putnam VT International Growth and Income Fund - Class IB    35,771      16.48            589,508        545,657
Royce Small-Cap Portfolio                                   175,237       9.96          1,745,357      1,404,538
UIF Core Plus Fixed Income Portfolio - Class I Shares       174,134      11.58          2,016,475      1,973,715
UIF Emerging Markets Equity Portfolio - Class I Shares      117,508      24.27          2,851,910      1,499,246
UIF Equity Growth Portfolio - Class I Shares                300,347      20.09          6,033,981      4,641,682
UIF Global Value Equity Portfolio - Class I Shares          246,786      16.46          4,062,095      3,311,712
UIF High Yield Portfolio - Class I Shares                   182,696      12.88          2,353,128      2,378,959
UIF International Magnum Portfolio - Class I Shares         188,363      14.50          2,731,261      2,230,106
UIF U.S. Mid Cap Value Portfolio - Class I Shares           429,955      19.11          8,216,439      6,821,714
UIF U.S. Real Estate Portfolio - Class I Shares             111,988      22.05          2,469,334      2,104,614
UIF Value Portfolio - Class I Shares                        473,866      13.17          6,240,815      6,174,888
VALIC Company I Blue Chip Growth Fund                        12,347      11.03            136,191        115,797
VALIC Company I Core Value Fund                               4,714      11.21             52,843         52,124
VALIC Company I Health Sciences Fund                          8,706      11.17             97,242         91,921
VALIC Company I International Equities Fund                  55,900      10.74            600,368        536,071
VALIC Company I Mid Cap Index Fund                          135,810      23.11          3,138,580      2,750,892
VALIC Company I Money Market I Fund                       7,558,172       1.00          7,558,172      7,558,172
VALIC Company I Nasdaq-100 Index Fund                        60,912       5.76            350,852        302,287
VALIC Company I Science & Technology Fund                    19,344      14.70            284,355        220,887
VALIC Company I Small Cap Index Fund                         31,557      16.09            507,745        528,137
VALIC Company I Social Awareness Fund                           164      20.48              3,359          3,713
VALIC Company I Stock Index Fund                            105,524      36.01          3,799,914      3,288,250
Van Kampen Comstock Fund                                    294,239      17.48          5,143,306      4,664,608
Van Kampen Corporate Bond Fund                               23,485       6.55            153,829        153,524
Van Kampen High Yield Fund                                  401,322      10.33          4,145,658      4,725,589
Van Kampen LIT Enterprise Portfolio - Class I               721,675      17.47         12,607,669     12,947,384
Van Kampen LIT Government Portfolio - Class I               580,132       9.52          5,522,860      5,413,705
Van Kampen LIT Growth and Income Portfolio - Class I      1,339,725      21.36         28,616,523     22,746,325
Van Kampen LIT Money Market Portfolio - Class I           4,145,424       1.00          4,145,424      4,145,424
Van Kampen LIT Strategic Growth Portfolio - Class I         265,809      33.68          8,952,443     10,053,521
Van Kampen Reserve Fund                                     243,654       1.00            243,654        243,654

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2007.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------------------------------------------------------ ------------ -------------- ------------- ------------- ------------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                              481        (185,692)        --             -         (185,211)
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                            4,689         (62,694)        --            --          (58,005)
American Century VP Value Fund - Class I
   Platinum Investor                                              237         (46,746)        --            --          (46,509)
Credit Suisse Small Cap Core I Portfolio
   Platinum Investor                                               90          (5,699)         -            --           (5,609)
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                               --         (22,286)        --            --          (22,286)
The Dreyfus Socially Responsible Growth Fund, Inc. -
  Initial Shares
   Platinum Investor                                                3         (82,012)        --            --          (82,009)
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                              348         (75,091)        --            --          (74,743)
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                            1,197        (106,175)        --            --         (104,978)
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                  --              --         --            --               --
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                    --             (42)        --            --              (42)
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                              208         (38,911)        --            --          (38,703)
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                            1,531         (67,872)        --            --          (66,341)
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                            3,820         (79,516)        --            --          (75,696)
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                              121         (93,907)        --            --          (93,786)
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                    --             (64)        --            --              (64)
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                    --             (68)        --            --              (68)
Franklin Templeton Templeton Foreign Securities Fund -
  Class 2
   Platinum Investor                                                2         (36,226)        --            --          (36,224)
Franklin Templeton Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                               29         (22,123)        --            --          (22,094)
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                               --          (3,610)        --            --           (3,610)
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                               58         (12,013)        --            --          (11,955)
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                               89         (39,968)        --            --          (39,879)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2007.

                                                        Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                               Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------------------------------------------------- ------------ -------------- ------------- ------------- ------------
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                            13        (26,370)        --            --         (26,357)
JPMorgan Small Company Portfolio
   Platinum Investor                                            37        (11,824)        --            --         (11,787)
MFS VIT Core Equity Series - Initial Class
   Platinum Investor                                           141        (58,993)        --            --         (58,852)
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                           427       (130,668)        --            --        (130,241)
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                             4        (20,349)        --            --         (20,345)
MFS VIT Research Series - Initial Class
   Platinum Investor                                            --        (31,373)        --            --         (31,373)
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                 --             (1)        --            --              (1)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                           445        (31,632)        --            --         (31,187)
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                           564        (85,578)        --            --         (85,014)
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                           747        (46,767)        --            --         (46,020)
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                         2,049        (86,025)        --            --         (83,976)
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                           126        (38,989)        --            --         (38,863)
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                           458        (55,649)        --            --         (55,191)
Principal Diversified International Account
   WM Advantage                                          2,844,365       (507,450)       859          (289)      2,337,485
   WM Strategic Asset Manager                              458,938       (145,552)        --            --         313,386
Principal Equity Income Account I
   WM Advantage                                                 --       (254,864)        --            --        (254,864)
   WM Strategic Asset Manager                                5,784       (743,842)        --            --        (738,058)
Principal Growth Account
   WM Advantage                                          4,904,349       (873,145)       394          (106)      4,031,492
   WM Strategic Asset Manager                            2,462,209       (812,964)        --            --       1,649,245
Principal Income Account
   WM Advantage                                              2,324       (884,653)        --          (415)       (882,744)
   WM Strategic Asset Manager                               22,014       (359,875)        --            --        (337,861)
Principal LargeCap Blend Account
   WM Advantage                                          3,882,809       (832,987)        --            --       3,049,822
   WM Strategic Asset Manager                            3,183,711     (1,198,166)        --            --       1,985,545
Principal MidCap Stock Account
   WM Advantage                                                 --       (140,820)        --            --        (140,820)
   WM Strategic Asset Manager                                  342       (207,718)        --            --        (207,376)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2007.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
Principal Money Market Account
   WM Advantage                                               1,141,643        (82,843)        --              --      1,058,800
   WM Strategic Asset Manager                                 1,472,663       (620,186)        --              --        852,477
Principal Mortgage Securities Account
   WM Advantage                                                   1,310       (963,753)        --            (424)      (962,867)
   WM Strategic Asset Manager                                       178       (488,366)        --              --       (488,188)
Principal SAM Balanced Portfolio
   WM Advantage                                                   5,129     (2,402,561)        --         (38,133)    (2,435,565)
   WM Strategic Asset Manager                                    10,262     (6,832,466)        --              --     (6,822,204)
Principal SAM Conservative Balanced Portfolio
   WM Advantage                                                   7,643        (34,949)        --              --        (27,306)
   WM Strategic Asset Manager                                        --       (584,319)        --              --       (584,319)
Principal SAM Conservative Growth Portfolio
   WM Advantage                                                    (229)    (2,961,552)        --              --     (2,961,781)
   WM Strategic Asset Manager                                     1,671     (4,751,673)        --              --     (4,750,002)
Principal SAM Flexible Income Portfolio
   WM Advantage                                                   7,427       (104,539)        --              --        (97,112)
   WM Strategic Asset Manager                                    38,039     (1,368,704)        --              --     (1,330,665)
Principal SAM Strategic Growth Portfolio
   WM Advantage                                                      --       (123,101)        --              --       (123,101)
   WM Strategic Asset Manager                                     3,782     (1,426,480)        --              --     (1,422,698)
Principal Short-Term Income Account
   WM Advantage                                                     779       (499,663)        --              --       (498,884)
   WM Strategic Asset Manager                                        --        (99,324)        --              --        (99,324)
Principal SmallCap Growth Account
   WM Advantage                                               2,681,726       (428,082)       614            (212)     2,254,046
   WM Strategic Asset Manager                                   475,940       (177,293)        --              --        298,647
Principal West Coast Equity Account
   WM Advantage                                                      --       (111,842)        --              --       (111,842)
   WM Strategic Asset Manager                                     1,988       (545,369)        --              --       (543,381)
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                                323        (66,914)        --              --        (66,591)
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                                  3        (27,294)        --              --        (27,291)
Royce Small-Cap Portfolio
   Select Reserve                                                    --             --         --              --             --
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                   13,240        (81,013)        --              --        (67,773)
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                   12,353        (57,274)        --              --        (44,921)
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                                       --       (159,349)        --              --       (159,349)
   Platinum Investor                                                305        (43,064)        --              --        (42,759)
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                                   18,823        (93,248)        --              --        (74,425)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2007.

                                                    Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                           Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
--------------------------------------------------- ------------ -------------- ------------- ------------- ------------
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                            170       (117,798)         --            --        (117,628)
   Platinum Investor                                      162        (24,035)         --            --         (23,873)
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                          2,484       (111,041)         --            --        (108,557)
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                            338       (193,972)         --            --        (193,634)
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                             23        (40,749)         --            --         (40,726)
UIF Value Portfolio - Class I Shares
   GENERATIONS                                            209       (211,196)         --            --        (210,987)
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                       1,765             --          --            --           1,765
VALIC Company I Core Value Fund
   Select Reserve                                          --             --          --            --              --
VALIC Company I Health Sciences Fund
   Select Reserve                                       1,696             --          --            --           1,696
VALIC Company I International Equities Fund
   Platinum Investor                                       68        (23,151)         --            --         (23,083)
   Select Reserve                                       1,373             (1)         --            --           1,372
   VAriety Plus                                         2,481            (65)         --            --           2,416
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                      199        (70,552)         --            --         (70,353)
   Select Reserve                                          --         (3,974)         --            --          (3,974)
VALIC Company I Money Market I Fund
   Platinum Investor                                   30,088        (74,015)         --            --         (43,927)
   Select Reserve                                          75         (9,701)         --            --          (9,626)
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                    8,557        (21,935)         --            --         (13,378)
VALIC Company I Science & Technology Fund
   Platinum Investor                                   24,154        (36,150)         --            --         (11,996)
VALIC Company I Small Cap Index Fund
   Platinum Investor                                        3        (14,283)         --            --         (14,280)
VALIC Company I Social Awareness Fund
   VAriety Plus                                            --             (1)         --            --              (1)
VALIC Company I Stock Index Fund
   Platinum Investor                                      765       (162,834)         --            --        (162,069)
   Select Reserve                                          --           (183)         --            --            (183)
   VAriety Plus                                            --         (2,314)         --            --          (2,314)
Van Kampen Comstock Fund
   Other Contracts                                         --         (7,640)        417          (189)         (7,412)
Van Kampen Corporate Bond Fund
   Other Contracts                                         --             --          --            --              --
Van Kampen High Yield Fund
   Other Contracts                                        286        (59,302)         --            --         (59,016)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2007.

                                                     Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                            Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------------------------------------------------- ------------ -------------- ------------- ------------- ------------
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                             280        (121,606)         --            --        (121,326)
   Other Contracts (Deferred Load, Non-Qualified)           --         (57,604)         --            --         (57,604)
   Other Contracts (Non-Qualified)                          --              --          --            --              --
   VAriety Plus                                          1,327          (2,261)         --            --            (934)
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                           1,470         (99,566)         --            --         (98,096)
   Other Contracts (Deferred Load, Non-Qualified)          874         (11,938)         --            --         (11,064)
   Other Contracts (Deferred Load, Qualified)               --              --       1,726          (721)          1,005
   Other Contracts (Non-Qualified)                          --          (1,528)         --            --          (1,528)
   VAriety Plus                                             --            (311)         --            --            (311)
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                           1,338        (750,773)         --            --        (749,435)
   Platinum Investor                                       115         (46,687)         --            --         (46,572)
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                          71,883        (106,976)         --            --         (35,093)
   Other Contracts (Deferred Load, Non-Qualified)           --         (32,828)      3,199        (3,345)        (32,974)
   Other Contracts (Deferred Load, Qualified)               --              --         187           (18)            169
   Other Contracts (Non-Qualified)                          --              --          --            --              --
Van Kampen LIT Strategic Growth Portfolio - Class I
   GENERATIONS                                             321        (214,670)         --        (2,570)       (216,919)
Van Kampen Reserve Fund
   Other Contracts                                          --          (5,898)      2,070          (668)         (4,496)
WM VT Growth & Income Fund
   WM Advantage                                             --      (3,891,950)         --            --      (3,891,950)
   WM Strategic Asset Manager                               --      (3,185,003)         --            --      (3,185,003)
WM VT Growth Fund
   WM Advantage                                             --      (4,920,554)         --          (394)     (4,920,948)
   WM Strategic Asset Manager                               --      (2,464,322)         --            --      (2,464,322)
WM VT International Growth Fund
   WM Advantage                                             --      (2,853,543)         --          (859)     (2,854,402)
   WM Strategic Asset Manager                               --        (458,616)         --            --        (458,616)
WM VT Money Market Fund
   WM Advantage                                             --      (1,179,344)         --            --      (1,179,344)
   WM Strategic Asset Manager                               --      (1,276,306)         --            --      (1,276,306)
WM VT Small Cap Growth Fund
   WM Advantage                                             --      (2,667,568)         --          (614)     (2,668,182)
   WM Strategic Asset Manager                               --        (477,041)         --            --        (477,041)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                           576,815       (131,445)        --             --         445,370
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                            14,764        (78,880)        --             --         (64,116)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                               534       (789,677)        --             --        (789,143)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
American Century VP Value Fund - Class I
   Platinum Investor                                             1,093        (49,664)        --             --         (48,571)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Credit Suisse Small Cap Core I Portfolio
   Platinum Investor                                               230        (46,259)        --             --         (46,029)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                            10,486        (39,464)        --             --         (28,978)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
The Dreyfus Socially Responsible Growth Fund, Inc. -
  Initial Shares
   Platinum Investor                                               249       (104,815)        --             --        (104,566)
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                               338        (78,090)        --             --         (77,752)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                               111       (132,087)        --             --        (131,976)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                   --             --         --             --              --
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                     --            (45)        --             --             (45)
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                             4,502        (35,073)        --             --         (30,571)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                            20,132        (88,945)        --             --         (68,813)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                             1,001        (81,856)        --             --         (80,855)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------------------------------------------------------ ------------ -------------- ------------- ------------- ------------
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                             7,261       (103,106)        --             --         (95,845)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                     --        (10,819)        --             --         (10,819)
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                     --            (69)        --             --             (69)
Franklin Templeton Franklin Small Cap Value Securities Fund
  - Class 2
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Franklin Templeton Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Franklin Templeton Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Franklin Templeton Templeton Foreign Securities Fund -
  Class 2
   Platinum Investor                                               106        (56,040)        --             --         (55,934)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Franklin Templeton Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                             5,955        (87,335)        --             --         (81,380)
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                --         (5,667)        --             --          (5,667)
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                            12,869        (16,137)        --             --          (3,268)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                               248        (49,591)        --             --         (49,343)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                               367        (17,928)        --             --         (17,561)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
   JPMorgan Small Company Portfolio
   Platinum Investor                                            17,617        (26,979)        --             --          (9,362)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
LEVCO Equity Value Fund
   Select Reserve                                                   --         (5,749)        --             --          (5,749)
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                               374        (69,699)        --             --         (69,325)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                               549       (202,800)        --             --        (202,251)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                 6       (24,604)         --             --        (24,598)
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
MFS VIT Research Series - Initial Class
   Platinum Investor                                                50       (42,606)         --             --        (42,556)
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                     --            (1)         --             --             (1)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                               101       (53,549)         --             --        (53,448)
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                               326       (96,951)         --             --        (96,625)
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                               349       (28,813)         --             --        (28,464)
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                             5,753       (56,606)         --             --        (50,853)
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                                14       (67,479)         --             --        (67,465)
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                               347       (74,838)         --             --        (74,491)
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                               704       (56,319)         --             --        (55,615)
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                             4,414       (10,167)         --             --         (5,753)
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
Royce Small-Cap Portfolio
   Select Reserve                                                3,095            --          --             --          3,095
SunAmerica Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                  52,827       (76,590)         --             --        (23,763)
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                       4       (73,327)         --             --        (73,323)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                    Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                           Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
--------------------------------------------------- ------------ -------------- ------------- ------------- ------------
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                            426       (263,986)         --            --        (263,560)
   Platinum Investor                                      332        (53,874)         --            --         (53,542)
   Platinum Investor Immediate VA                          --             --          --           (15)            (15)
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                            818       (129,759)         --            --        (128,941)
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                            385       (125,146)         --            --        (124,761)
   Platinum Investor                                       --        (52,690)         --            --         (52,690)
   Platinum Investor Immediate VA                          --             --          --           (15)            (15)
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                         24,724       (138,681)         --            --        (113,957)
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                            510       (242,012)         --            --        (241,502)
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                             25        (46,206)         --            --         (46,181)
UIF Value Portfolio - Class I Shares
   GENERATIONS                                          6,685       (240,162)         --            --        (233,477)
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                       1,386         (4,171)         --            --          (2,785)
VALIC Company I Core Value Fund
   Select Reserve                                          --           (717)         --            --            (717)
VALIC Company I Health Sciences Fund
   Select Reserve                                          --         (1,614)         --            --          (1,614)
VALIC Company I International Equities Fund
   Platinum Investor                                    6,351        (35,761)         --            --         (29,410)
   Platinum Investor Immediate VA                          --             --          --           (15)            (15)
   Select Reserve                                          --        (13,415)         --            --         (13,415)
   VAriety Plus                                            --            (39)         --            --             (39)
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                      256       (105,137)         --            --        (104,881)
   Platinum Investor Immediate VA                          --             --          --           (15)            (15)
   Select Reserve                                          --         (9,905)         --            --          (9,905)
VALIC Company I Money Market I Fund
   Platinum Investor                                   88,562       (115,372)         --            --         (26,810)
   Platinum Investor Immediate VA                          --             --         196          (196)             --
   Select Reserve                                      54,618        (44,992)         --            --           9,626
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                      125        (53,221)         --            --         (53,096)
   Platinum Investor Immediate VA                          --             --          --           (15)            (15)
VALIC Company I Science & Technology Fund
   Platinum Investor                                      281        (32,298)         --            --         (32,017)
   Platinum Investor Immediate VA                          --             --          --           (15)            (15)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                     Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                            Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------------------------------------------------- ------------ -------------- ------------- ------------- ------------
VALIC Company I Small Cap Index Fund
   Platinum Investor                                        40         (24,713)       --               --        (24,673)
   Platinum Investor Immediate VA                           --              --        --              (15)           (15)
VALIC Company I Social Awareness Fund
   VAriety Plus                                             --              --        --               --             --
VALIC Company I Stock Index Fund
   Platinum Investor                                       763        (214,151)       --               --       (213,388)
   Platinum Investor Immediate VA                           --              --        --              (15)           (15)
   Select Reserve                                           --         (18,224)       --               --        (18,224)
   VAriety Plus                                             --         (23,531)       --               --        (23,531)
Van Kampen Comstock Fund
   Other Contracts                                         487         (15,322)       --             (195)       (15,030)
Van Kampen Corporate Bond Fund
   Other Contracts                                          --         (23,853)       --               --        (23,853)
Van Kampen High Yield Fund
   Other Contracts                                         306        (260,061)       --               --       (259,755)
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                             697        (202,079)       --               --       (201,382)
   Other Contracts (Deferred Load, Non-Qualified)           --        (115,760)       --               --       (115,760)
   Other Contracts (Non-Qualified)                          --          (8,965)       --               --         (8,965)
   VAriety Plus                                             --         (10,652)       --               --        (10,652)
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                              13         (97,714)       --               --        (97,701)
   Other Contracts (Deferred Load, Non-Qualified)          899         (16,568)       --               --        (15,669)
   Other Contracts (Deferred Load, Qualified)               --              --        --             (742)          (742)
   Other Contracts (Non-Qualified)                          --          (9,980)       --               --         (9,980)
   VAriety Plus                                             --            (297)       --               --           (297)
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                           3,045        (882,398)       --               --       (879,353)
   Platinum Investor                                       205         (59,648)       --               --        (59,443)
   Platinum Investor Immediate VA                           --              --        --              (15)           (15)
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                         376,522        (224,572)       --               --        151,950
   Other Contracts (Deferred Load, Non-Qualified)           --         (51,911)       --           (3,537)       (55,448)
   Other Contracts (Non-Qualified)                          --         (10,991)       --               --        (10,991)
Van Kampen LIT Strategic Growth Portfolio - Class I
   GENERATIONS                                             487        (299,055)       --           (2,659)      (301,227)
Van Kampen Reserve Fund
   Other Contracts                                          --          (5,281)       --             (688)        (5,969)
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                           --              --        --              (15)           (15)
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                           --              --        --              (16)           (16)
WM VT Balanced Portfolio
   WM Advantage                                          1,049      (1,918,688)       --          (39,468)    (1,957,107)
   WM Strategic Asset Manager                           20,983      (5,255,376)       --               --     (5,234,393)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                      Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                             Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------------------------------- ------------ -------------- ------------- ------------- ------------
WM VT Conservative Balanced Portfolio
   WM Advantage                              --         (18,001)       --             --          (18,001)
   WM Strategic Asset Manager            43,162        (481,843)       --             --         (438,681)
WM VT Conservative Growth Portfolio
   WM Advantage                           8,865      (2,571,112)       --             --       (2,562,247)
   WM Strategic Asset Manager             8,972      (3,502,397)       --             --       (3,493,425)
WM VT Equity Income Fund
   WM Advantage                          22,533        (213,353)       --             --         (190,820)
   WM Strategic Asset Manager           437,005        (657,541)       --             --         (220,536)
WM VT Flexible Income Portfolio
   WM Advantage                              --        (396,931)       --             --         (396,931)
   WM Strategic Asset Manager             1,880      (1,862,094)       --             --       (1,860,214)
WM VT Growth & Income Fund
   WM Advantage                           4,072        (744,720)       --             --         (740,648)
   WM Strategic Asset Manager             4,446      (1,078,162)       --             --       (1,073,716)
WM VT Growth Fund
   WM Advantage                           7,348      (1,094,971)       --           (110)      (1,087,733)
   WM Strategic Asset Manager             3,305        (798,225)       --             --         (794,920)
WM VT Income Fund
   WM Advantage                           7,610        (869,057)       --           (429)        (861,876)
   WM Strategic Asset Manager           102,184        (444,290)       --             --         (342,106)
WM VT International Growth Fund
   WM Advantage                          34,188        (390,379)       --           (299)        (356,490)
   WM Strategic Asset Manager            92,557        (152,406)       --             --          (59,849)
WM VT Mid Cap Stock Fund
   WM Advantage                           2,001         (41,887)       --             --          (39,886)
   WM Strategic Asset Manager            38,278        (113,625)       --             --          (75,347)
WM VT Money Market Fund
   WM Advantage                         660,295        (585,638)       --             --           74,657
   WM Strategic Asset Manager           709,304        (637,186)       --             --           72,118
WM VT Short Term Income Fund
   WM Advantage                           6,598        (459,872)       --             --         (453,274)
   WM Strategic Asset Manager                --        (160,577)       --             --         (160,577)
WM VT Small Cap Growth Fund
   WM Advantage                           7,693        (574,438)       --           (219)        (566,964)
   WM Strategic Asset Manager               753        (109,234)       --             --         (108,481)
WM VT Strategic Growth Portfolio
   WM Advantage                           2,983         (84,533)       --             --          (81,550)
   WM Strategic Asset Manager             3,810      (1,252,862)       --             --       (1,249,052)
WM VT U.S. Government Securities Fund
   WM Advantage                          39,194        (614,074)       --           (439)        (575,319)
   WM Strategic Asset Manager             1,665        (552,343)       --             --         (550,678)
WM VT West Coast Equity Fund
   WM Advantage                          17,666        (104,354)       --             --          (86,688)
   WM Strategic Asset Manager            41,848        (377,672)       --             --         (335,824)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                       Investment
                                                                     Unit                Income    Expense    Total
Divisions                                                     Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------ ------- ------ ---------- ---------- --------- ----------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                         260,159 $11.54 $3,001,708    0.87%     1.35%       6.66%
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                          78,653  17.48  1,374,695    0.32%     1.35%      13.17%
American Century VP Value Fund - Class I
   Platinum Investor                                          80,222  16.84  1,350,696    1.77%     1.35%      -6.42%
Credit Suisse Small Cap Core I Portfolio
   Platinum Investor                                          30,447   7.75    235,825    0.00%     1.35%      -2.17%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                          33,264  13.59    452,204    0.50%     1.35%       0.13%
The Dreyfus Socially Responsible Growth Fund, Inc. -
  Initial Shares
   Platinum Investor                                         110,282   8.49    936,461    0.58%     1.35%       6.33%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                         110,644  12.27  1,357,818    0.84%     1.35%     -12.26%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                         178,560  14.06  2,511,391    4.60%     1.35%       2.15%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                            766,976   7.81  5,987,620    7.80%     0.40%       2.41%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                               41,232   3.63    149,619    6.09%     1.55%      13.72%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                          35,101  12.21    428,473    5.25%     1.35%      13.62%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                         161,261  15.52  2,503,566    0.66%     1.35%      15.72%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                         168,438  13.38  2,254,080    1.39%     1.35%      -0.09%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                         166,478   9.06  1,508,363    0.44%     1.35%      24.95%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                               13,117   3.61     47,409    3.67%     1.55%       3.81%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                               11,769   3.77     44,354    3.37%     1.55%      15.50%
Franklin Templeton Templeton Foreign Securities Fund -
  Class 2
   Platinum Investor                                          46,724  16.00    747,650    1.93%     1.35%      13.90%
Franklin Templeton Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                          46,342  17.30    801,576   17.23%     1.35%       8.53%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                           7,602  10.67     81,145    0.16%     1.35%       8.65%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                          35,254  18.30    645,271    0.47%     1.35%      26.29%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                          64,147   7.68    492,957    0.07%     1.35%      20.10%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                          35,212   8.28    291,677    0.56%     1.35%       7.89%
JPMorgan Small Company Portfolio
   Platinum Investor                                          17,782  11.99    213,213    0.01%     1.35%      -6.94%
MFS VIT Core Equity Series - Initial Class *
   Platinum Investor                                          97,210   8.04    781,501    0.38%     1.35%       9.65%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                       Investment
                                                                   Unit                  Income    Expense    Total
Divisions                                                 Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                       198,401 $11.14 $  2,210,256    0.00%     1.35%     19.54%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                        35,941   9.59      344,722    0.00%     1.35%      1.13%
MFS VIT Research Series - Initial Class
   Platinum Investor                                        49,511   9.47      468,650    0.75%     1.35%     11.68%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                              3,486   3.12       10,887    1.20%     1.55%     13.82%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                        40,150   9.57      384,289    0.00%     1.35%     20.88%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                        91,335  16.25    1,484,284    4.19%     1.35%      9.14%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                        37,915  11.59      439,482    3.78%     1.35%      3.08%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                       157,458  14.11    2,221,874    4.67%     1.35%      7.27%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                        52,137  12.75      664,971    1.11%     1.35%      3.57%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                        98,236  10.69    1,050,115    0.00%     1.35%     -5.16%
Principal Diversified International Account
   WM Advantage                                          2,337,485   2.38    5,563,291    1.92%     1.40%     16.65%
   WM Strategic Asset Manager                              313,386   8.52    2,668,871    2.24%     1.40%     16.65%
Principal Equity Income Account I *
   WM Advantage                                            534,012   2.15    1,147,516    1.00%     1.40%      3.76%
   WM Strategic Asset Manager                            1,727,148  10.84   18,726,500    1.08%     1.40%      3.76%
Principal Growth Account
   WM Advantage                                          4,031,492   3.84   15,483,725    0.33%     1.40%     21.43%
   WM Strategic Asset Manager                            1,649,245   8.40   13,851,471    0.38%     1.40%     21.43%
Principal Income Account *
   WM Advantage                                          3,221,019   1.99    6,419,245    6.45%     1.40%      4.42%
   WM Strategic Asset Manager                              723,096   7.63    5,519,415    6.35%     1.40%      4.42%
Principal LargeCap Blend Account
   WM Advantage                                          3,049,822   3.07    9,354,128    1.57%     1.40%      4.27%
   WM Strategic Asset Manager                            1,985,545   7.18   14,263,317    1.82%     1.40%      4.27%
Principal MidCap Stock Account *
   WM Advantage                                            321,399   1.89      608,206    1.00%     1.40%     -9.15%
   WM Strategic Asset Manager                              392,189   9.46    3,710,819    1.04%     1.40%     -9.15%
Principal Money Market Account
   WM Advantage                                          1,058,800   1.38    1,463,678    9.62%     1.40%      3.38%
   WM Strategic Asset Manager                              852,477   6.16    5,248,137    9.65%     1.40%      3.38%
Principal Mortgage Securities Account *
   WM Advantage                                          2,709,502   1.76    4,772,626    5.63%     1.40%      5.09%
   WM Strategic Asset Manager                              870,538   7.08    6,167,250    5.48%     1.40%      5.09%
Principal SAM Balanced Portfolio *
   WM Advantage                                          9,080,964   1.64   14,871,269    2.65%     1.40%      7.15%
   WM Strategic Asset Manager                           12,648,509  10.68  135,088,255    2.63%     1.40%      7.15%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                        Investment
                                                                     Unit                 Income    Expense    Total
Divisions                                                   Units    Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------- ---------- ------ ----------- ---------- --------- ----------
Principal SAM Conservative Balanced Portfolio *
   WM Advantage                                              243,469 $ 1.46 $   356,302    3.41%     1.40%       6.05%
   WM Strategic Asset Manager                                908,866   7.63   6,936,158    3.29%     1.40%       6.05%
Principal SAM Conservative Growth Portfolio *
   WM Advantage                                           10,007,523   1.63  16,292,058    1.77%     1.40%       7.77%
   WM Strategic Asset Manager                              7,865,025  11.34  89,211,881    1.76%     1.40%       7.77%
Principal SAM Flexible Income Portfolio *
   WM Advantage                                              784,471   1.45   1,134,859    4.61%     1.40%       4.60%
   WM Strategic Asset Manager                              2,612,552   8.61  22,481,530    4.59%     1.40%       4.60%
Principal SAM Strategic Growth Portfolio *
   WM Advantage                                              489,271   1.54     751,285    1.20%     1.40%       8.07%
   WM Strategic Asset Manager                              2,774,475  12.38  34,357,492    1.28%     1.40%       8.07%
Principal Short-Term Income Account *
   WM Advantage                                            1,859,331   1.56   2,896,609    5.05%     1.40%       3.04%
   WM Strategic Asset Manager                                171,382   6.91   1,185,057    5.20%     1.40%       3.04%
Principal SmallCap Growth Account
   WM Advantage                                            2,254,046   2.10   4,743,081    0.00%     1.40%       4.62%
   WM Strategic Asset Manager                                298,647   6.47   1,931,331    0.00%     1.40%       4.62%
Principal West Coast Equity Account *
   WM Advantage                                              493,871   1.96     965,586    0.70%     1.40%       7.21%
   WM Strategic Asset Manager                              1,175,063  12.64  14,858,353    0.73%     1.40%       7.21%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                         131,767  11.29   1,487,576    1.46%     1.35%      -7.31%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                          35,239  16.73     589,508    1.95%     1.35%       5.56%
Royce Small-Cap Portfolio
   Select Reserve                                            115,790  15.07   1,745,357    0.05%     0.40%      -2.53%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                               248,995   8.10   2,016,475    3.20%     1.40%       3.98%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                               195,644  14.58   2,851,910    0.43%     1.40%      38.49%
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                               540,063   9.64   5,208,604    0.00%     1.40%      20.20%
   Platinum Investor                                          66,084  12.49     825,377    0.00%     1.35%      20.26%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                               388,248  10.46   4,062,095    1.94%     1.40%       5.15%
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                               274,551   6.77   1,858,609    9.08%     1.40%       2.56%
   Platinum Investor                                          42,830  11.55     494,519    8.06%     1.35%       2.61%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                               309,195   8.83   2,731,262    1.42%     1.40%      12.99%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                               563,194  14.59   8,216,439    0.66%     1.40%       6.34%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                               106,192  23.25   2,469,334    1.12%     1.40%     -18.23%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                               691,472   9.03   6,240,815    1.97%     1.40%      -4.42%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                  Investment
                                                               Unit                 Income    Expense    Total
Divisions                                              Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                        9,873 $13.79 $   136,191    0.24%     0.40%     12.63%
VALIC Company I Core Value Fund
   Select Reserve                                        3,985  13.26      52,843    1.83%     0.40%     -0.85%
VALIC Company I Health Sciences Fund
   Select Reserve                                        6,344  15.33      97,242    0.00%     0.40%     17.08%
VALIC Company I International Equities Fund
   Platinum Investor                                    28,177  13.53     381,178    1.74%     1.35%      7.30%
   Select Reserve                                       12,181  14.96     182,208    2.57%     0.40%      8.33%
   VAriety Plus                                         19,026   1.94      36,981    2.58%     1.55%      7.09%
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                   144,238  20.22   2,916,834    0.99%     1.35%      6.19%
   Select Reserve                                       12,328  17.99     221,745    1.05%     0.40%      7.21%
VALIC Company I Money Market I Fund
   Platinum Investor                                   157,697  11.61   1,831,461    4.81%     1.35%      3.29%
   Select Reserve                                      878,323   6.52   5,726,710    4.61%     0.40%      4.28%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                    60,330   5.82     350,852    0.07%     1.35%     17.01%
VALIC Company I Science & Technology Fund
   Platinum Investor                                    59,726   4.76     284,355    0.00%     1.35%     16.11%
VALIC Company I Small Cap Index Fund
   Platinum Investor                                    33,908  14.97     507,745    0.91%     1.35%     -3.21%
VALIC Company I Social Awareness Fund
   VAriety Plus                                            837   4.01       3,359    1.26%     1.55%      2.78%
VALIC Company I Stock Index Fund
   Platinum Investor                                   289,898  10.88   3,155,269    1.27%     1.35%      3.71%
   Select Reserve                                       42,455  11.95     507,505    1.62%     0.40%      4.70%
   VAriety Plus                                         26,342   5.21     137,140    1.55%     1.55%      3.50%
Van Kampen Comstock Fund
   Other Contracts                                     149,656  34.37   5,143,307    1.91%     0.75%     -2.63%
Van Kampen Corporate Bond Fund
   Other Contracts                                      20,882   7.37     153,829    4.81%     0.75%      4.00%
Van Kampen High Yield Fund
   Other Contracts                                     660,347   6.28   4,145,659    7.06%     0.75%      3.25%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                         346,977  19.35   6,713,200    0.43%     1.40%     11.11%
   Other Contracts (Deferred Load, Non-Qualified)      608,877   7.47   4,549,216    0.41%     1.25%     11.27%
   Other Contracts (Non-Qualified)                      76,465   8.45     646,018    0.41%     0.75%     11.83%
   VAriety Plus                                        186,771   3.74     699,233    0.40%     1.55%     10.94%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                         248,130  13.76   3,413,390    4.87%     1.40%      5.83%
   Other Contracts (Deferred Load, Non-Qualified)      310,321   4.78   1,483,686    4.61%     1.25%      5.99%
   Other Contracts (Deferred Load, Qualified)            5,184   5.05      26,179    4.61%     1.25%      5.99%
   Other Contracts (Non-Qualified)                      71,833   5.53     397,266    4.61%     0.75%      6.53%
   VAriety Plus                                         75,125   2.69     202,339    4.56%     1.55%      5.67%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                       2,182,412  12.80  27,935,222    1.74%     1.40%      1.36%
   Platinum Investor                                    45,963  14.82     681,301    1.84%     1.35%      1.41%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                              Investment
                                                            Unit                Income    Expense    Total
Divisions                                            Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                      278,850 $ 9.69 $2,700,966    4.44%     1.40%      3.24%
   Other Contracts (Deferred Load, Non-Qualified)   377,560   2.80  1,056,189    4.58%     1.25%      3.40%
   Other Contracts (Deferred Load, Qualified)           169   2.80        473    4.58%     1.25%      3.40%
   Other Contracts (Non-Qualified)                  122,325   3.17    387,796    4.58%     0.75%      3.92%
Van Kampen LIT Strategic Growth Portfolio - Class I
   GENERATIONS                                      626,986  14.28  8,952,443    0.05%     1.40%     15.33%
Van Kampen Reserve Fund
   Other Contracts                                   54,005   4.51    243,654    4.29%     0.75%      3.62%
WM VT Growth & Income Fund
   WM Advantage                                          --     --         --    2.46%     1.40%     -0.51%
   WM Strategic Asset Manager                            --     --         --    2.46%     1.40%     -0.51%
WM VT Growth Fund
   WM Advantage                                          --     --         --    0.34%     1.40%      0.21%
   WM Strategic Asset Manager                            --     --         --    0.34%     1.40%      0.21%
WM VT International Growth Fund
   WM Advantage                                          --     --         --    3.93%     1.40%     -1.91%
   WM Strategic Asset Manager                            --     --         --    3.93%     1.40%     -1.91%
WM VT Money Market Fund
   WM Advantage                                          --     --         --    0.12%     1.40%      0.04%
   WM Strategic Asset Manager                            --     --         --    0.12%     1.40%      0.04%
WM VT Small Cap Growth Fund
   WM Advantage                                          --     --         --    0.00%     1.40%     -1.09%
   WM Strategic Asset Manager                            --     --         --    0.00%     1.40%     -1.09%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                       Investment
                                                                     Unit                Income    Expense    Total
Divisions                                                     Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
-----------------------------------------------------------  ------- ------ ---------- ---------- --------- ----------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                         445,370 $10.82 $4,817,849    1.09%     1.35%      8.18%
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                         136,658  15.44  2,110,498    0.88%     1.35%     26.52%
   Platinum Investor Immediate VA                                 --  17.58         --    0.02%     0.55%     27.53%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                              --     --         --    1.96%     1.35%      5.11%
   Platinum Investor Immediate VA                                 --     --         --    0.00%     0.55%      5.38%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA                                 --  14.43         --    0.00%     0.55%     18.61%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                 --  13.45         --    0.00%     0.55%      9.54%
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                 --  10.73         --    2.07%     0.55%      1.06%
American Century VP Value Fund - Class I
   Platinum Investor                                         126,731  17.99  2,280,094    1.51%     1.35%     17.07%
   Platinum Investor Immediate VA                                 --  13.37         --    2.86%     0.55%     18.00%
Credit Suisse Small Cap Core I Portfolio *
   Platinum Investor                                          36,056   7.92    285,465    0.00%     1.35%      3.37%
   Platinum Investor Immediate VA                                 --  10.77         --    0.00%     0.55%      4.19%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                          55,550  13.58    754,197    0.43%     1.35%      6.31%
   Platinum Investor Immediate VA                                 --     --         --    0.77%     0.55%      8.73%
The Dreyfus Socially Responsible Growth Fund, Inc. -
  Initial Shares
   Platinum Investor                                         192,291   7.99  1,535,595    0.12%     1.35%      7.74%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                         185,387  13.99  2,592,929    0.42%     1.35%      2.38%
   Platinum Investor Immediate VA                                 --     --         --    0.80%     0.55%      8.61%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                         283,538  13.77  3,904,087    4.54%     1.35%      2.84%
   Platinum Investor Immediate VA                                 --     --         --    2.84%     0.55%     -0.99%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                            766,976   7.62  5,846,749    7.21%     0.40%      8.52%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                               41,274   3.19    131,702    2.61%     1.55%      5.67%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                          73,804  10.74    792,912    2.87%     1.35%      5.70%
   Platinum Investor Immediate VA                                 --  11.48         --    5.06%     0.55%      6.55%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                         227,602  13.42  3,053,452    0.93%     1.35%      9.94%
   Platinum Investor Immediate VA                                 --  14.24         --    0.79%     0.55%     10.82%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                         244,134  13.39  3,270,110    2.93%     1.35%     18.33%
   Platinum Investor Immediate VA                                 --  13.62         --    3.12%     0.55%     19.27%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                         260,264   7.25  1,887,204    0.18%     1.35%      5.15%
   Platinum Investor Immediate VA                                 --  11.58         --    0.33%     0.55%      5.99%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                         Investment
                                                                       Unit                Income    Expense    Total
Divisions                                                       Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                 13,181 $ 3.48 $   45,895    2.16%     1.55%     13.95%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                   --  15.83         --    0.38%     0.55%     11.79%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                 11,837   3.26     38,624    0.84%     1.55%     16.27%
Franklin Templeton Franklin Small Cap Value Securities Fund -
  Class 2
   Platinum Investor Immediate VA                                   --  14.52         --    0.00%     0.55%     16.34%
Franklin Templeton Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA                                   --  10.89         --    0.04%     0.55%      3.45%
Franklin Templeton Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA                                   --  14.24         --    0.00%     0.55%     17.73%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                            82,948  14.05  1,165,299    1.12%     1.35%     19.82%
   Platinum Investor Immediate VA                                   --  15.22         --    0.01%     0.55%     20.78%
Franklin Templeton Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                            68,436  15.94  1,090,711    6.85%     1.35%     19.49%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                            11,212   9.82    110,158    0.10%     1.35%      7.11%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                            47,209  14.49    684,202    1.86%     1.35%     44.67%
   Platinum Investor Immediate VA                                   --  23.20         --    0.01%     0.55%     45.83%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                           104,026   6.40    665,629    0.00%     1.35%     11.79%
   Platinum Investor Immediate VA                                   --  14.31         --    0.00%     0.55%     12.69%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                            61,569   7.68    472,710    1.57%     1.35%     16.36%
   Platinum Investor Immediate VA                                   --     --         --    0.00%     0.55%      5.43%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                   --     --         --    0.00%     0.55%      6.76%
JPMorgan Small Company Portfolio
   Platinum Investor                                            29,569  12.88    380,989    0.00%     1.35%     13.47%
   Platinum Investor Immediate VA                                   --  14.04         --    0.00%     0.55%     14.38%
LEVCO Equity Value Fund
   Select Reserve                                                   --     --         --    0.00%     0.40%      4.42%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                           156,062   7.33  1,144,200    0.46%     1.35%     12.28%
   Platinum Investor Immediate VA                                   --     --         --    0.00%     0.55%      4.81%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                           328,642   9.32  3,062,734    0.00%     1.35%      6.45%
   Platinum Investor Immediate VA                                   --     --         --    0.00%     0.55%      6.97%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                            56,286   9.48    533,801    0.00%     1.35%     11.70%
   Platinum Investor Immediate VA                                   --  12.74         --    0.00%     0.55%     12.60%
MFS VIT Research Series - Initial Class
   Platinum Investor                                            80,884   8.48    685,546    0.53%     1.35%      9.00%
   Platinum Investor Immediate VA                                   --  13.20         --    1.03%     0.55%      9.87%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                     Investment
                                                                   Unit                Income    Expense    Total
Divisions                                                   Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                              3,487 $ 2.74 $    9,569    0.81%     1.55%      8.97%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                        71,337   7.92    564,863    0.00%     1.35%     13.16%
   Platinum Investor Immediate VA                               --  14.47         --    0.00%     0.55%     14.07%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                               --  12.48         --    4.28%     0.55%     10.54%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                               --  15.61         --    2.13%     0.55%     17.05%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                       176,349  14.89  2,625,774    4.04%     1.35%     -0.64%
   Platinum Investor Immediate VA                               --  10.86         --    3.22%     0.55%      0.15%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                        83,935  11.24    943,847    4.47%     1.35%      2.88%
   Platinum Investor Immediate VA                               --  10.65         --    3.35%     0.55%      3.70%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                       241,434  13.15  3,175,850    4.43%     1.35%      2.45%
   Platinum Investor Immediate VA                               --  11.02         --    3.46%     0.55%      3.27%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                        91,000  12.31  1,120,606    1.27%     1.35%     15.07%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                       153,427  11.27  1,729,249    0.00%     1.35%      4.18%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                               --  11.70         --   11.51%     0.55%      5.71%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                       198,358  12.18  2,415,846    1.49%     1.35%     14.36%
   Platinum Investor Immediate VA                               --     --         --    3.16%     0.55%      5.69%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                        62,530  15.85    990,908    1.18%     1.35%     25.52%
   Platinum Investor Immediate VA                               --  16.62         --    2.62%     0.55%     26.53%
Royce Small-Cap Portfolio
   Select Reserve                                          115,790  15.46  1,790,648    0.06%     0.40%     15.11%
SunAmerica Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                               --  13.85         --    0.00%     0.55%     12.67%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                               --  11.88         --    0.02%     0.55%     10.26%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                             316,768   7.79  2,467,153    3.86%     1.40%      2.29%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                             240,565  10.53  2,532,129    0.79%     1.40%     35.24%
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                             699,412   8.02  5,611,767    0.00%     1.40%      2.66%
   Platinum Investor                                       108,843  10.39  1,130,387    0.00%     1.35%      2.71%
   Platinum Investor Immediate VA                               --     --         --    0.00%     0.55%      1.33%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                             462,673   9.95  4,603,818    1.55%     1.40%     19.53%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                               Investment
                                                            Unit                 Income    Expense    Total
Divisions                                            Units  Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------- ------- ------ ----------- ---------- --------- ----------
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                      392,179 $ 6.60 $ 2,588,719    8.01%     1.40%      7.12%
   Platinum Investor                                 66,703  11.25     750,584    7.77%     1.35%      7.17%
   Platinum Investor Immediate VA                        --     --          --    0.00%     0.55%      2.46%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                      417,752   7.82   3,265,985    0.10%     1.40%     23.40%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                      756,828  13.72  10,383,305    0.28%     1.40%     19.02%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                      146,918  28.44   4,178,031    1.10%     1.40%     36.13%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                      902,459   9.44   8,521,901    1.75%     1.40%     15.27%
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                     8,108  12.25      99,292    0.17%     0.40%      9.01%
VALIC Company I Core Value Fund *
   Select Reserve                                     3,985  13.37      53,295    0.78%     0.40%     16.68%
VALIC Company I Health Sciences Fund
   Select Reserve                                     4,648  13.09      60,852    0.00%     0.40%      8.02%
VALIC Company I International Equities Fund
   Platinum Investor                                 51,260  12.61     646,255    1.21%     1.35%     21.41%
   Platinum Investor Immediate VA                        --  16.20          --    0.00%     0.55%     22.39%
   Select Reserve                                    10,809  13.81     149,242    1.03%     0.40%     22.57%
   VAriety Plus                                      16,610   1.82      30,149    1.60%     1.55%     21.17%
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                214,591  19.04   4,086,546    0.40%     1.35%      8.50%
   Platinum Investor Immediate VA                        --  13.67          --    0.00%     0.55%      9.37%
   Select Reserve                                    16,302  16.78     273,495    0.38%     0.40%      9.54%
VALIC Company I Money Market I Fund
   Platinum Investor                                201,624  11.24   2,267,051    5.17%     1.35%      3.22%
   Platinum Investor Immediate VA                        --  10.66          --    0.00%     0.55%      4.05%
   Select Reserve                                   887,949   6.25   5,551,833    4.51%     0.40%      4.20%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                 73,708   4.97     366,351    0.06%     1.35%      5.23%
   Platinum Investor Immediate VA                        --  11.87          --    0.00%     0.55%      6.08%
VALIC Company I Science & Technology Fund
   Platinum Investor                                 71,722   4.10     294,097    0.00%     1.35%      4.43%
   Platinum Investor Immediate VA                        --  11.36          --    0.00%     0.55%      5.27%
VALIC Company I Small Cap Index Fund
   Platinum Investor                                 48,188  15.47     745,538    0.31%     1.35%     16.48%
   Platinum Investor Immediate VA                        --  13.98          --    0.00%     0.55%     17.42%
VALIC Company I Social Awareness Fund
   VAriety Plus                                         838   3.90       3,270    0.73%     1.55%     13.75%
VALIC Company I Stock Index Fund
   Platinum Investor                                451,967  10.49   4,743,321    0.72%     1.35%     13.86%
   Platinum Investor Immediate VA                        --  12.87          --    0.00%     0.55%     14.78%
   Select Reserve                                    42,638  11.42     486,792    0.73%     0.40%     14.95%
   VAriety Plus                                      28,656   5.03     144,140    0.63%     1.55%     13.64%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                     Investment
                                                                 Unit                  Income    Expense    Total
Divisions                                               Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
Van Kampen Comstock Fund
   Other Contracts                                       157,068 $35.30 $  5,543,855    2.02%     0.75%     15.20%
Van Kampen Corporate Bond Fund
   Other Contracts                                        20,882   7.08      147,920    3.41%     0.75%      3.08%
Van Kampen High Yield Fund
   Other Contracts                                       719,363   6.08    4,374,187    6.48%     0.75%      7.45%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                           468,303  17.41    8,154,865    0.46%     1.40%      5.59%
   Other Contracts (Deferred Load, Non-Qualified)        666,481   6.71    4,475,082    0.40%     1.25%      5.75%
   Other Contracts (Non-Qualified)                        76,465   7.55      577,655    0.40%     0.75%      6.28%
   VAriety Plus                                          187,705   3.37      633,440    0.42%     1.55%      5.44%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                           346,226  13.00    4,500,338    4.78%     1.40%      1.91%
   Other Contracts (Deferred Load, Non-Qualified)        321,385   4.51    1,449,706    4.53%     1.25%      2.06%
   Other Contracts (Deferred Load, Qualified)              4,179   4.76       19,911    4.53%     1.25%      2.06%
   Other Contracts (Non-Qualified)                        73,361   5.19      380,858    4.53%     0.75%      2.57%
   VAriety Plus                                           75,436   2.55      192,270    4.39%     1.55%      1.75%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                         2,931,847  12.63   37,023,531    1.22%     1.40%     14.62%
   Platinum Investor                                      92,535  14.62    1,352,494    1.24%     1.35%     14.68%
   Platinum Investor Immediate VA                             --  14.09           --    2.43%     0.55%     15.60%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                           313,943   9.38    2,945,338    3.25%     1.40%      2.97%
   Other Contracts (Deferred Load, Non-Qualified)        410,534   2.71    1,110,670    4.21%     1.25%      3.12%
   Other Contracts (Non-Qualified)                       122,325   3.05      373,164    4.21%     0.75%      3.64%
Van Kampen LIT Strategic Growth Portfolio - Class I *
   GENERATIONS                                           843,905  12.38   10,448,335    0.00%     1.40%      1.43%
Van Kampen Reserve Fund
   Other Contracts                                        58,501   4.35      254,712    4.05%     0.75%      3.37%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                             --  11.89           --   14.77%     0.55%      7.68%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                             --  18.59           --    4.75%     0.55%     34.19%
WM VT Balanced Portfolio
   WM Advantage                                       11,516,529   1.53   17,601,885    2.07%     1.40%      9.07%
   WM Strategic Asset Manager                         19,470,713   9.97  194,080,268    2.15%     1.40%      9.07%
WM VT Conservative Balanced Portfolio
   WM Advantage                                          270,775   1.38      373,663    2.72%     1.40%      7.32%
   WM Strategic Asset Manager                          1,493,185   7.20   10,745,600    2.64%     1.40%      7.32%
WM VT Conservative Growth Portfolio
   WM Advantage                                       12,969,304   1.51   19,592,313    1.53%     1.40%     10.64%
   WM Strategic Asset Manager                         12,615,027  10.53  132,779,618    1.58%     1.40%     10.64%
WM VT Equity Income Fund
   WM Advantage                                          788,876   2.07    1,633,682    1.83%     1.40%     16.53%
   WM Strategic Asset Manager                          2,465,206  10.45   25,759,147    1.74%     1.40%     16.53%
WM VT Flexible Income Portfolio
   WM Advantage                                          881,583   1.38    1,219,226    4.50%     1.40%      5.36%
   WM Strategic Asset Manager                          3,943,217   8.23   32,438,902    4.07%     1.40%      5.36%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                   Investment
                                                Unit                 Income    Expense    Total
Divisions                               Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
------------------------------------- --------- ------ ----------- ---------- --------- ----------
WM VT Growth & Income Fund
   WM Advantage                       3,891,950 $ 2.96 $11,507,229    1.43%     1.40%     10.32%
   WM Strategic Asset Manager         3,185,003   6.92  22,055,921    1.48%     1.40%     10.32%
WM VT Growth Fund
   WM Advantage                       4,920,948   3.16  15,531,819    0.11%     1.40%      3.48%
   WM Strategic Asset Manager         2,464,322   6.90  17,008,754    0.12%     1.40%      3.48%
WM VT Income Fund
   WM Advantage                       4,103,763   1.91   7,832,245    5.75%     1.40%      3.45%
   WM Strategic Asset Manager         1,060,957   7.31   7,755,463    5.90%     1.40%      3.45%
WM VT International Growth Fund
   WM Advantage                       2,854,402   2.08   5,937,296    1.44%     1.40%     18.87%
   WM Strategic Asset Manager           458,616   7.44   3,413,400    1.52%     1.40%     18.87%
WM VT Mid Cap Stock Fund
   WM Advantage                         462,219   2.08     962,766    1.70%     1.40%     15.26%
   WM Strategic Asset Manager           599,565  10.41   6,244,219    1.78%     1.40%     15.26%
WM VT Money Market Fund
   WM Advantage                       1,179,344   1.34   1,576,493    4.39%     1.40%      2.91%
   WM Strategic Asset Manager         1,276,306   5.95   7,597,960    3.70%     1.40%      2.91%
WM VT Short Term Income Fund
   WM Advantage                       2,358,215   1.51   3,565,409    4.38%     1.40%      3.14%
   WM Strategic Asset Manager           270,706   6.71   1,816,608    4.44%     1.40%      3.14%
WM VT Small Cap Growth Fund
   WM Advantage                       2,668,182   2.03   5,425,768    0.00%     1.40%      5.34%
   WM Strategic Asset Manager           477,041   6.25   2,981,277    0.00%     1.40%      5.34%
WM VT Strategic Growth Portfolio
   WM Advantage                         612,372   1.42     870,067    1.08%     1.40%     11.49%
   WM Strategic Asset Manager         4,197,173  11.46  48,092,536    1.09%     1.40%     11.49%
WM VT U.S. Government Securities Fund
   WM Advantage                       3,672,369   1.68   6,155,578    4.61%     1.40%      3.01%
   WM Strategic Asset Manager         1,358,726   6.74   9,159,888    5.04%     1.40%      3.01%
WM VT West Coast Equity Fund
   WM Advantage                         605,713   1.82   1,104,647    0.50%     1.40%     10.48%
   WM Strategic Asset Manager         1,718,444  11.79  20,268,636    0.53%     1.40%     10.48%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                              Investment Expense Total
                                                                            Unit                Income    Ratio  Return
Divisions                                                            Units  Value  Net Assets Ratio (a)    (b)    (c)
------------------------------------------------------------------- ------- ------ ---------- ---------- ------- ------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                                200,774 $12.21 $2,450,750    0.60%    1.35%  16.35%
   Platinum Investor Immediate VA                                        15  13.79        210    0.67%    0.55%  17.28%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                                789,143   7.79  6,150,190    0.73%    1.35%   4.24%
   Platinum Investor Immediate VA                                        15  11.11        169    0.85%    0.55%   5.08%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA                                        15  12.17        180    0.00%    0.55%  13.82%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                        15  12.28        179    0.00%    0.55%   9.22%
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                        15  10.62        163    4.56%    0.55%   1.01%
American Century VP Value Fund - Class I
   Platinum Investor                                                175,302  15.37  2,694,140    0.92%    1.35%   3.63%
   Platinum Investor Immediate VA                                        15  11.33        172    0.96%    0.55%   4.46%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                                 82,085   7.66    628,731    0.00%    1.35%  -3.98%
   Platinum Investor Immediate VA                                        15  10.34        154    0.00%    0.55%  -3.21%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                                 84,528  12.77  1,079,529    0.03%    1.35%   7.71%
   Platinum Investor Immediate VA                                        15  12.30        184    0.03%    0.55%   8.57%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
   Platinum Investor                                                296,857   7.41  2,200,322    0.00%    1.35%   2.23%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                                263,139  13.66  3,594,777    0.00%    1.35%   4.39%
   Platinum Investor Immediate VA                                        15  11.48        173    0.00%    0.55%   5.22%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                                415,514  13.39  5,563,332    3.60%    1.35%   1.11%
   Platinum Investor Immediate VA                                        15  10.76        165    3.79%    0.55%   1.92%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                   766,976   7.02  5,387,853    5.78%    0.40%   1.07%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                        --   7.61         --    0.00%    0.40%  -1.95%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                      41,319   3.02    124,771    2.48%    1.55%   2.45%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                104,375  10.16  1,060,848    2.53%    1.35%   2.39%
   Platinum Investor Immediate VA                                        15  10.77        164    2.77%    0.55%   3.21%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                                296,415  12.20  3,617,040    0.12%    1.35%  15.09%
   Platinum Investor Immediate VA                                        15  12.85        193    0.14%    0.55%  16.01%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                324,989  11.32  3,678,950    1.49%    1.35%   4.16%
   Platinum Investor Immediate VA                                        15  11.42        173    1.58%    0.55%   4.99%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                356,109   6.90  2,455,781    0.28%    1.35%   4.09%
   Platinum Investor Immediate VA                                        15  10.93        163    0.30%    0.55%   4.93%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                                 Investment Expense Total
                                                                               Unit                Income    Ratio  Return
Divisions                                                               Units  Value  Net Assets Ratio (a)    (b)    (c)
---------------------------------------------------------------------  ------- ------ ---------- ---------- ------- ------
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                         24,000 $ 3.06 $   73,329    1.83%    1.55%   3.22%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                           15  14.16        213    0.00%    0.55%  17.37%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                         11,906   2.81     33,413    0.66%    1.55%  17.22%
Franklin Templeton Franklin Small Cap Value Securities Fund - Class 2
   Platinum Investor Immediate VA                                           15  12.48        188    0.84%    0.55%   8.17%
Franklin Templeton Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA                                           15  10.53        161    4.81%    0.55%   1.84%
Franklin Templeton Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA                                           15  12.09        183    0.99%    0.55%   9.95%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                   138,882  11.72  1,628,330    1.20%    1.35%   8.70%
   Platinum Investor Immediate VA                                           15  12.60        191    1.28%    0.55%   9.57%
Franklin Templeton Templeton Global Asset Allocation Fund - Class 2
   Platinum Investor                                                   149,816  13.34  1,998,242    3.78%    1.35%   2.17%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                    16,879   9.17    154,830    0.14%    1.35%   1.57%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                    50,477  10.02    505,678    1.01%    1.35%  30.18%
   Platinum Investor Immediate VA                                           15  15.91        240    1.12%    0.55%  31.22%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                                   153,369   5.72    877,861    0.00%    1.35%  10.53%
   Platinum Investor Immediate VA                                           15  12.70        190    0.00%    0.55%  11.41%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                    79,130   6.60    522,124    1.03%    1.35%   4.16%
   Platinum Investor Immediate VA                                           15  11.36        173    1.30%    0.55%   4.99%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                           15  12.32        187    0.21%    0.55%   8.61%
JPMorgan Small Company Portfolio
   Platinum Investor                                                    38,931  11.36    442,073    0.00%    1.35%   2.03%
   Platinum Investor Immediate VA                                           15  12.28        182    0.00%    0.55%   2.85%
LEVCO Equity Value Fund
   Select Reserve                                                        5,749   7.22     41,488    0.09%    0.40%   8.11%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                                   225,387   6.53  1,471,762    0.76%    1.35%   0.33%
   Platinum Investor Immediate VA                                           15  11.16        168    0.82%    0.55%   1.13%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                                   530,893   8.75  4,647,795    0.00%    1.35%   7.73%
   Platinum Investor Immediate VA                                           15  11.90        180    0.00%    0.55%   8.59%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                    80,884   8.49    686,735    0.00%    1.35%   3.84%
   Platinum Investor Immediate VA                                           15  11.32        171    0.00%    0.55%   4.67%
MFS VIT Research Series - Initial Class
   Platinum Investor                                                   123,440   7.78    959,855    0.46%    1.35%   6.36%
   Platinum Investor Immediate VA                                           15  12.01        182    0.52%    0.55%   7.21%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                                 Investment Expense Total
                                                                               Unit                Income    Ratio  Return
Divisions                                                               Units  Value  Net Assets Ratio (a)    (b)    (c)
---------------------------------------------------------------------  ------- ------ ---------- ---------- ------- ------
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                          3,488 $ 2.52 $    8,784    0.84%    1.55%   7.51%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                                   124,785   7.00    873,162    0.00%    1.35%  12.22%
   Platinum Investor Immediate VA                                           15  12.69        190    0.00%    0.55%  13.12%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                                             --   2.98         --    0.00%    1.55%  16.24%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                           15  11.29        173    1.93%    0.55%   3.32%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                           15  13.33        202    1.09%    0.55%  13.68%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                                   272,974  14.99  4,090,747    2.79%    1.35%   0.73%
   Platinum Investor Immediate VA                                           15  10.84        167    2.98%    0.55%   1.53%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                                   112,399  10.93  1,228,529    2.75%    1.35%   1.13%
   Platinum Investor Immediate VA                                           15  10.27        158    2.79%    0.55%   1.94%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                                   292,287  12.84  3,752,800    3.38%    1.35%   1.08%
   Platinum Investor Immediate VA                                           15  10.67        164    3.56%    0.55%   1.89%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                                   158,465  10.70  1,695,800    1.27%    1.35%   4.75%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                                   227,918  10.82  2,465,661    0.00%    1.35%   5.26%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                                           15  11.07        170    8.07%    0.55%   2.49%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                                   253,973  10.65  2,704,763    1.58%    1.35%   3.82%
   Platinum Investor Immediate VA                                           15  11.28        173    1.70%    0.55%   4.65%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                                    68,283  12.62    862,046    0.80%    1.35%  12.57%
   Platinum Investor Immediate VA                                           15  13.14        200    0.92%    0.55%  13.48%
Royce Small-Cap Portfolio
   Select Reserve                                                      112,695  13.43  1,514,045    0.00%    0.40%   8.13%
SunAmerica Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                                           15  12.29        184    0.00%    0.55%   8.14%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                                           15  10.77        165    2.49%    0.55%   1.34%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                         340,531   7.61  2,592,775    3.36%    1.40%   2.77%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                         313,888   7.78  2,442,958    0.37%    1.40%  32.00%
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                                         962,972   7.82  7,526,085    0.47%    1.40%  14.11%
   Platinum Investor                                                   162,385  10.11  1,641,901    0.47%    1.35%  14.16%
   Platinum Investor Immediate VA                                           15  12.25        187    0.48%    0.55%  15.08%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                                         591,614   8.32  4,925,118    0.97%    1.40%   4.36%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                                    Investment Expense Total
                                                                                 Unit                 Income    Ratio  Return
Divisions                                                                Units   Value  Net Assets  Ratio (a)    (b)    (c)
---------------------------------------------------------------------  --------- ------ ----------- ---------- ------- ------
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                                           516,940 $ 6.16 $ 3,185,569    7.22%    1.40%  -0.34%
   Platinum Investor                                                     119,393  10.50   1,253,617    7.32%    1.35%  -0.29%
   Platinum Investor Immediate VA                                             15  10.92         167    7.55%    0.55%   0.50%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                                           531,709   6.34   3,368,662    1.13%    1.40%   9.53%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                                           998,330  11.53  11,507,341    0.31%    1.40%  10.75%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                           193,099  20.89   4,033,782    1.18%    1.40%  15.43%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                                         1,135,936   8.19   9,305,629    1.30%    1.40%   3.11%
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                                         10,893  11.23     122,382    0.17%    0.40%   5.48%
VALIC Company I Health Sciences Fund
   Select Reserve                                                          6,262  12.12      75,883    0.00%    0.40%  12.58%
VALIC Company I Income & Growth Fund
   Select Reserve                                                          4,702  11.46      53,905    1.88%    0.40%   4.14%
VALIC Company I International Equities Fund
   Platinum Investor                                                      80,670  10.38     837,658    1.64%    1.35%  15.42%
   Platinum Investor Immediate VA                                             15  13.23         203    1.84%    0.55%  16.34%
   Select Reserve                                                         24,224  11.27     272,893    1.81%    0.40%  16.52%
   VAriety Plus                                                           16,649   1.50      24,940    1.70%    1.55%  15.19%
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                                     319,472  17.55   5,607,049    0.98%    1.35%  10.70%
   Platinum Investor Immediate VA                                             15  12.50         190    1.06%    0.55%  11.58%
   Select Reserve                                                         26,207  15.32     401,388    1.19%    0.40%  11.75%
VALIC Company I Money Market I Fund
   Platinum Investor                                                     228,434  10.89   2,488,367    2.88%    1.35%   1.35%
   Select Reserve                                                        878,323   6.00   5,270,144    2.60%    0.40%   2.32%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                                     126,804   4.72     598,917    0.13%    1.35%  -0.11%
   Platinum Investor Immediate VA                                             15  11.19         166    0.14%    0.55%   0.69%
VALIC Company I Science & Technology Fund
   Platinum Investor                                                     103,739   3.93     407,328    0.00%    1.35%   1.95%
   Platinum Investor Immediate VA                                             15  10.79         161    0.00%    0.55%   2.76%
VALIC Company I Small Cap Index Fund
   Platinum Investor                                                      72,861  13.28     967,745    0.84%    1.35%   2.87%
   Platinum Investor Immediate VA                                             15  11.90         177    0.98%    0.55%   3.70%
VALIC Company I Social Awareness Fund
   VAriety Plus                                                              838   3.43       2,877    1.17%    1.55%   2.47%
VALIC Company I Stock Index Fund
   Platinum Investor                                                     665,355   9.22   6,132,525    1.46%    1.35%   3.16%
   Platinum Investor Immediate VA                                             15  11.21         172    1.58%    0.55%   3.99%
   Select Reserve                                                         60,862   9.93     604,481    1.47%    0.40%   4.14%
   VAriety Plus                                                           52,187   4.43     231,000    1.48%    1.55%   2.96%
Van Kampen Comstock Fund
   Other Contracts                                                       172,098  30.64   5,272,945    1.69%    0.75%   3.42%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                                      Investment Expense Total
                                                                                  Unit                  Income    Ratio  Return
Divisions                                                                Units    Value   Net Assets  Ratio (a)    (b)    (c)
---------------------------------------------------------------------  ---------- ------ ------------ ---------- ------- ------
Van Kampen Corporate Bond Fund
   Other Contracts                                                         44,735 $ 6.87 $    307,396    4.68%    0.75%   1.69%
Van Kampen High Yield Fund
   Other Contracts                                                        979,118   5.66    5,541,048    7.35%    0.75%   0.52%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                                          1,145,132  12.21   13,977,951    0.27%    1.40%   6.44%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                                            669,685  16.49   11,043,888    0.76%    1.40%   6.65%
   Other Contracts (Deferred Load, Non-Qualified)                         782,241   6.35    4,966,677    0.71%    1.25%   6.81%
   Other Contracts (Deferred Load, Qualified)                                  --   6.31           --    0.71%    1.25%   6.81%
   Other Contracts (Non-Qualified)                                         85,430   7.11      607,240    0.71%    0.75%   7.34%
   VAriety Plus                                                           198,357   3.20      634,874    0.70%    1.55%   6.49%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                                            443,927  12.76    5,662,366    4.37%    1.40%   2.10%
   Other Contracts (Deferred Load, Non-Qualified)                         337,054   4.42    1,489,718    4.14%    1.25%   2.25%
   Other Contracts (Deferred Load, Qualified)                               4,921   4.67       22,975    4.14%    1.25%   2.26%
   Other Contracts (Non-Qualified)                                         83,341   5.06      421,837    4.14%    0.75%   2.77%
   VAriety Plus                                                            75,733   2.50      189,701    3.58%    1.55%   1.95%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                                          3,811,200  11.02   41,987,846    1.17%    1.40%   8.46%
   Platinum Investor                                                      151,978  12.74    1,936,953    1.15%    1.35%   8.52%
   Platinum Investor Immediate VA                                              15  12.19          186    1.22%    0.55%   9.38%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                                            161,993   9.11    1,475,955    2.44%    1.40%   1.26%
   Other Contracts (Deferred Load, Non-Qualified)                         465,982   2.62    1,222,497    2.72%    1.25%   1.41%
   Other Contracts (Deferred Load, Qualified)                                  --   2.62           --    2.72%    1.25%   1.41%
   Other Contracts (Non-Qualified)                                        133,316   2.94      392,415    2.72%    0.75%   1.92%
Van Kampen Reserve Fund
   Other Contracts                                                         64,470   4.21      271,546    2.25%    0.75%   1.53%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                                              15  11.04          169    8.14%    0.55%   2.19%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                                              16  13.85          215    3.09%    0.55%  11.22%
WM VT Balanced Portfolio
   WM Advantage                                                        13,473,636   1.40   18,880,041    1.92%    1.40%   4.54%
   WM Strategic Asset Manager                                          24,705,106   9.14  225,771,616    1.87%    1.40%   4.54%
WM VT Conservative Balanced Portfolio
   WM Advantage                                                           288,776   1.29      371,321    2.25%    1.40%   3.14%
   WM Strategic Asset Manager                                           1,931,866   6.71   12,954,219    2.29%    1.40%   3.14%
WM VT Conservative Growth Portfolio
   WM Advantage                                                        15,531,551   1.37   21,205,847    1.19%    1.40%   5.55%
   WM Strategic Asset Manager                                          16,108,452   9.51  153,239,074    1.25%    1.40%   5.55%
WM VT Equity Income Fund
   WM Advantage                                                           979,696   1.78    1,741,099    1.60%    1.40%   8.74%
   WM Strategic Asset Manager                                           2,685,742   8.97   24,083,259    1.60%    1.40%   8.74%
WM VT Flexible Income Portfolio
   WM Advantage                                                         1,278,514   1.31    1,678,211    3.29%    1.40%   1.98%
   WM Strategic Asset Manager                                           5,803,431   7.81   45,312,895    3.37%    1.40%   1.98%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                                    Investment Expense Total
                                                                                 Unit                 Income    Ratio  Return
Divisions                                                                Units   Value  Net Assets  Ratio (a)    (b)    (c)
---------------------------------------------------------------------  --------- ------ ----------- ---------- ------- ------
WM VT Growth & Income Fund
   WM Advantage                                                        4,632,598 $ 2.68 $12,416,173    1.22%    1.40%   1.87%
   WM Strategic Asset Manager                                          4,258,719   6.28  26,733,524    1.21%    1.40%   1.87%
WM VT Growth Fund
   WM Advantage                                                        6,008,681   3.05  18,326,386    0.54%    1.40%   5.92%
   WM Strategic Asset Manager                                          3,259,242   6.67  21,737,762    0.52%    1.40%   5.92%
WM VT Income Fund
   WM Advantage                                                        4,965,639   1.84   9,161,455    5.88%    1.40%   0.98%
   WM Strategic Asset Manager                                          1,403,063   7.07   9,914,583    5.67%    1.40%   0.98%
WM VT International Growth Fund
   WM Advantage                                                        3,210,892   1.75   5,618,477    1.53%    1.40%  16.23%
   WM Strategic Asset Manager                                            518,465   6.26   3,246,202    1.50%    1.40%  16.23%
WM VT Mid Cap Stock Fund
   WM Advantage                                                          502,105   1.81     907,408    0.47%    1.40%  11.82%
   WM Strategic Asset Manager                                            674,912   9.04   6,098,498    0.45%    1.40%  11.82%
WM VT Money Market Fund
   WM Advantage                                                        1,104,687   1.30   1,434,891    2.66%    1.40%   1.16%
   WM Strategic Asset Manager                                          1,204,188   5.78   6,965,659    2.50%    1.40%   1.16%
WM VT Short Term Income Fund
   WM Advantage                                                        2,811,489   1.47   4,121,263    3.88%    1.40%   0.23%
   WM Strategic Asset Manager                                            431,283   6.51   2,806,059    3.63%    1.40%   0.23%
WM VT Small Cap Growth Fund
   WM Advantage                                                        3,235,146   1.93   6,245,387    0.00%    1.40%  -3.09%
   WM Strategic Asset Manager                                            585,522   5.93   3,473,852    0.00%    1.40%  -3.09%
WM VT Strategic Growth Portfolio
   WM Advantage                                                          693,922   1.27     884,329    0.61%    1.40%   6.22%
   WM Strategic Asset Manager                                          5,446,225  10.28  55,973,253    0.65%    1.40%   6.22%
WM VT U.S. Government Securities Fund
   WM Advantage                                                        4,247,688   1.63   6,912,207    4.39%    1.40%   0.85%
   WM Strategic Asset Manager                                          1,909,404   6.54  12,496,759    4.37%    1.40%   0.85%
WM VT West Coast Equity Fund
   WM Advantage                                                          692,401   1.65   1,143,012    0.78%    1.40%   7.07%
   WM Strategic Asset Manager                                          2,054,268  10.68  21,932,198    0.70%    1.40%   7.07%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                                   Investment Expense Total
                                                                                 Unit                Income    Ratio  Return
Divisions                                                                Units   Value  Net Assets Ratio (a)    (b)    (c)
---------------------------------------------------------------------  --------- ------ ---------- ---------- ------- ------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                                     247,852 $10.49 $2,600,236    0.60%    1.35%  22.34%
   Platinum Investor Immediate VA                                             19  11.75        229    1.17%    0.55%  17.55%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                                   1,057,615   7.48  7,907,100    0.43%    1.35%   4.35%
   Platinum Investor Immediate VA                                             19  10.57        206    0.90%    0.55%   5.72%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA                                             19  10.69        202    0.00%    0.55%   6.90%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                             19  11.24        210    0.00%    0.55%  12.40%
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                             20  10.51        206    3.28%    0.55%   5.11%
American Century VP Value Fund - Class I
   Platinum Investor                                                     184,061  14.83  2,729,694    0.94%    1.35%  12.80%
   Platinum Investor Immediate VA                                             19  10.84        211    0.00%    0.55%   8.43%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                                      95,170   7.98    759,174    0.00%    1.35%   9.38%
   Platinum Investor Immediate VA                                             19  10.68        204    0.00%    0.55%   6.81%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                                      99,517  11.86  1,179,958    0.36%    1.35%  12.94%
   Platinum Investor Immediate VA                                             19  11.33        218    0.71%    0.55%  13.26%
Dreyfus Socially Responsible Growth Fund - Initial Shares
   Platinum Investor                                                     431,982   7.25  3,132,033    0.36%    1.35%   4.79%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                                     354,417  13.09  4,638,295    0.18%    1.35%   9.85%
   Platinum Investor Immediate VA                                             19  10.91        210    0.38%    0.55%   9.09%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                                     527,122  13.24  6,980,308    3.95%    1.35%   1.98%
   Platinum Investor Immediate VA                                             20  10.55        207    4.93%    0.55%   5.55%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                        815,171   6.95  5,665,554    5.48%    0.40%   8.25%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                          4,473   7.77     34,740    8.87%    0.40%   7.98%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                           49,298   2.95    145,308    2.65%    1.55%   3.85%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                     118,686   9.93  1,178,113    2.47%    1.35%   3.77%
   Platinum Investor Immediate VA                                             20  10.44        204    0.00%    0.55%   4.39%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                                     355,870  10.60  3,773,254    0.20%    1.35%  13.62%
   Platinum Investor Immediate VA                                             19  11.08        214    0.00%    0.55%  10.77%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                     378,077  10.87  4,109,039    1.43%    1.35%   9.74%
   Platinum Investor Immediate VA                                             19  10.87        211    0.00%    0.55%   8.73%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                     404,714   6.63  2,681,261    0.14%    1.35%   1.74%
   Platinum Investor Immediate VA                                             19  10.41        200    0.00%    0.55%   4.13%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                                 Investment Expense Total
                                                                               Unit                Income    Ratio  Return
Divisions                                                               Units  Value  Net Assets Ratio (a)    (b)    (c)
---------------------------------------------------------------------  ------- ------ ---------- ---------- ------- ------
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                         27,885 $ 2.96 $   82,545    1.27%    1.55%   8.91%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                           19  12.07        232    0.00%    0.55%  20.68%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                         14,268   2.39     34,161    1.09%    1.55%  11.89%
Franklin Templeton Franklin Small Cap Value Securities Fund - Class 2
   Platinum Investor Immediate VA                                           19  11.54        223    0.00%    0.55%  15.39%
Franklin Templeton Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA                                           20  10.34        202    0.00%    0.55%   3.38%
Franklin Templeton Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA                                           19  11.00        214    0.00%    0.55%  10.00%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                   178,423  10.79  1,924,576    1.05%    1.35%  16.94%
   Platinum Investor Immediate VA                                           19  11.50        223    0.00%    0.55%  14.98%
Franklin Templeton Templeton Global Asset Allocation Fund - Class 2
   Platinum Investor                                                   159,471  13.05  2,081,861    2.68%    1.35%  14.17%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                    20,023   9.03    180,833    0.68%    1.35%   7.62%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                    51,190   7.70    393,944    0.82%    1.35%  17.10%
   Platinum Investor Immediate VA                                           19  12.13        235    0.67%    0.55%  21.26%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                                   194,236   5.18  1,005,860    0.00%    1.35%  18.86%
   Platinum Investor Immediate VA                                           19  11.40        219    0.00%    0.55%  13.96%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                   116,913   6.34    740,654    0.87%    1.35%   3.13%
   Platinum Investor Immediate VA                                           20  10.82        211    1.09%    0.55%   8.19%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                           19  11.34        220    0.00%    0.55%  13.41%
JPMorgan Small Company Portfolio
   Platinum Investor                                                    40,293  11.13    448,424    0.00%    1.35%  25.47%
   Platinum Investor Immediate VA                                           19  11.94        228    0.00%    0.55%  19.39%
LEVCO Equity Value Fund
   Select Reserve                                                        9,836   6.67     65,653    1.84%    0.40%  13.31%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                                   269,897   6.51  1,756,685    0.35%    1.35%  10.96%
   Platinum Investor Immediate VA                                           19  11.03        214    0.00%    0.55%  10.33%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                                   709,358   8.13  5,764,601    0.00%    1.35%  11.44%
   Platinum Investor Immediate VA                                           19  10.96        212    0.00%    0.55%   9.58%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                    97,963   8.18    800,994    0.00%    1.35%   5.09%
   Platinum Investor Immediate VA                                           19  10.81        207    0.00%    0.55%   8.12%
MFS VIT Research Series - Initial Class
   Platinum Investor                                                   133,379   7.31    975,133    1.05%    1.35%  14.30%
   Platinum Investor Immediate VA                                           19  11.21        217    0.00%    0.55%  12.06%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                                 Investment Expense Total
                                                                               Unit                Income    Ratio  Return
Divisions                                                               Units  Value  Net Assets Ratio (a)    (b)    (c)
---------------------------------------------------------------------  ------- ------ ---------- ---------- ------- ------
Navellier Growth Portfolio
   Select Reserve                                                           -- $ 6.27 $       --    0.00%    0.40%  -8.77%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                          4,606   2.34     10,790    1.20%    1.55%   7.63%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                                   133,993   6.24    835,491    0.00%    1.35%  14.75%
   Platinum Investor Immediate VA                                           19  11.21        213    0.00%    0.55%  12.15%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                                          1,143   2.56      2,930    0.01%    1.55%  17.15%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                           20  10.93        213    0.00%    0.55%   9.27%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                           19  11.73        226    0.00%    0.55%  17.28%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                                   313,664  14.88  4,666,568    0.97%    1.35%   7.46%
   Platinum Investor Immediate VA                                           20  10.67        210    1.37%    0.55%   6.75%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                                   117,669  10.81  1,271,751    1.24%    1.35%  -0.06%
   Platinum Investor Immediate VA                                           20  10.08        197    1.67%    0.55%   0.76%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                                   334,567  12.70  4,249,720    1.85%    1.35%   3.49%
   Platinum Investor Immediate VA                                           20  10.47        205    1.92%    0.55%   4.68%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                                   208,364  10.22  2,128,595    0.00%    1.35%   2.16%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                                   314,562  10.28  3,232,917    0.00%    1.35%   2.78%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                                           20  10.80        211    0.00%    0.55%   8.00%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                                   281,598  10.26  2,888,580    1.53%    1.35%   9.62%
   Platinum Investor Immediate VA                                           19  10.78        210    0.00%    0.55%   7.76%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                                    63,549  11.21    712,657    1.10%    1.35%  19.36%
   Platinum Investor Immediate VA                                           19  11.58        225    0.00%    0.55%  15.78%
Royce Small-Cap Portfolio
   Select Reserve                                                       84,549  12.43  1,050,523    0.00%    0.40%  24.45%
Safeco RST Core Equity Portfolio
   Platinum Investor                                                        --   7.33         --    1.96%    1.35%   4.00%
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                                        --  12.85         --    0.00%    1.35%  17.43%
SunAmerica Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                                           19  11.36        216    0.00%    0.55%  13.64%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                                           20  10.63        207    2.93%    0.55%   6.29%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                         469,484   7.41  3,478,305    3.63%    1.40%   2.92%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                         367,533   5.90  2,167,044    0.65%    1.40%  21.40%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                                    Investment Expense Total
                                                                                 Unit                 Income    Ratio  Return
Divisions                                                                Units   Value  Net Assets  Ratio (a)    (b)    (c)
---------------------------------------------------------------------  --------- ------ ----------- ---------- ------- ------
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                                         1,301,230 $ 6.85 $ 8,912,553    0.17%    1.40%   6.27%
   Platinum Investor                                                     251,382   8.86   2,226,436    0.17%    1.35%   6.33%
   Platinum Investor Immediate VA                                             19  10.64         206    0.32%    0.55%   6.43%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                                           771,775   7.98   6,156,289    0.74%    1.40%  11.96%
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                                           707,187   6.18   4,372,988    6.13%    1.40%   7.96%
   Platinum Investor                                                     140,367  10.53   1,478,195    6.17%    1.35%   8.02%
   Platinum Investor Immediate VA                                             20  10.86         212   11.53%    0.55%   8.61%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                                           685,072   5.78   3,962,697    2.79%    1.40%  15.76%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                                         1,323,508  10.41  13,774,539    0.02%    1.40%  13.00%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                           271,296  18.10   4,909,743    1.60%    1.40%  34.50%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                                         1,476,511   7.94  11,730,389    0.97%    1.40%  16.20%
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                                          8,660  10.65      92,226    0.68%    0.40%   6.50%
VALIC Company I Health Sciences Fund
   Select Reserve                                                          6,632  10.76      71,393    0.00%    0.40%   7.65%
VALIC Company I Income & Growth Fund
   Select Reserve                                                          4,702  11.01      51,761    2.00%    0.40%  10.07%
VALIC Company I International Equities Fund
   Platinum Investor                                                      90,929   9.00     818,047    1.35%    1.35%  16.28%
   Platinum Investor Immediate VA                                             20  11.38         222    0.93%    0.55%  13.75%
   Select Reserve                                                         19,493   9.67     188,463    1.25%    0.40%  17.39%
   VAriety Plus                                                           16,693   1.30      21,708    1.41%    1.55%  16.04%
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                                     400,742  15.86   6,353,763    0.81%    1.35%  14.49%
   Platinum Investor Immediate VA                                             19  11.20         216    0.68%    0.55%  12.03%
   Select Reserve                                                         18,116  13.71     248,297    0.89%    0.40%  15.58%
VALIC Company I Money Market I Fund
   Platinum Investor                                                     265,990  10.75   2,858,757    0.79%    1.35%  -0.55%
   Platinum Investor Immediate VA                                             --  10.03          --    0.00%    0.55%   0.32%
   Select Reserve                                                        996,460   5.86   5,843,492    0.84%    0.40%   0.40%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                                     177,381   4.73     838,724    0.49%    1.35%   8.58%
   Platinum Investor Immediate VA                                             19  11.11         211    1.06%    0.55%  11.13%
VALIC Company I Science & Technology Fund
   Platinum Investor                                                     140,172   3.85     539,876    0.00%    1.35%  -0.56%
   Platinum Investor Immediate VA                                             19  10.50         199    0.00%    0.55%   5.00%
VALIC Company I Small Cap Index Fund
   Platinum Investor                                                      81,803  12.91   1,056,149    0.81%    1.35%  16.31%
   Platinum Investor Immediate VA                                             19  11.48         217    0.67%    0.55%  14.80%
VALIC Company I Social Awareness Fund
   VAriety Plus                                                              839   3.35       2,810    1.20%    1.55%   8.89%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                                      Investment Expense Total
                                                                                  Unit                  Income    Ratio  Return
Divisions                                                                Units    Value   Net Assets  Ratio (a)    (b)    (c)
---------------------------------------------------------------------  ---------- ------ ------------ ---------- ------- ------
VALIC Company I Stock Index Fund
   Platinum Investor                                                      908,753 $ 8.93 $  8,119,171    1.54%    1.35%   9.03%
   Platinum Investor Immediate VA                                              19  10.78          210    1.75%    0.55%   7.80%
   Select Reserve                                                          59,044   9.54      563,097    1.58%    0.40%  10.07%
   VAriety Plus                                                            55,810   4.30      239,944    1.54%    1.55%   8.81%
Van Kampen Comstock Fund
   Other Contracts                                                        217,619  29.63    6,447,271    0.00%    0.75%  16.69%
Van Kampen Corporate Bond Fund
   Other Contracts                                                         45,928   6.76      310,362    0.00%    0.75%   4.25%
Van Kampen High Yield Fund *
   Other Contracts                                                      1,146,821   5.63    6,456,460    0.00%    0.75%   9.68%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                                          1,502,640  11.47   17,232,754    0.00%    1.40%   5.55%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                                            881,049  15.46   13,623,368    0.39%    1.40%   2.61%
   Other Contracts (Deferred Load, Non-Qualified)                         843,655   5.94    5,015,022    0.38%    1.25%   2.76%
   Other Contracts (Deferred Load, Qualified)                               1,236   5.91        7,303    0.38%    1.25%   2.76%
   Other Contracts (Non-Qualified)                                         94,096   6.62      623,079    0.38%    0.75%   3.27%
   VAriety Plus                                                           212,061   3.01      637,357    0.42%    1.55%   2.45%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                                            591,196  12.49    7,385,577    4.84%    1.40%   2.72%
   Other Contracts (Deferred Load, Non-Qualified)                         360,521   4.32    1,558,305    4.90%    1.25%   2.87%
   Other Contracts (Deferred Load, Qualified)                               8,478   4.57       38,707    4.90%    1.25%   2.87%
   Other Contracts (Non-Qualified)                                         99,245   4.93      488,816    4.90%    0.75%   3.39%
   VAriety Plus                                                           103,191   2.46      253,537    4.68%    1.55%   2.57%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                                          4,884,521  10.16   49,614,205    0.99%    1.40%  12.79%
   Platinum Investor                                                      177,140  11.74    2,080,463    0.93%    1.35%  12.84%
   Platinum Investor Immediate VA                                              19  11.14          217    0.00%    0.55%  11.41%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                                            269,953   9.00    2,429,021    0.77%    1.40%  -0.60%
   Other Contracts (Deferred Load, Non-Qualified)                         496,150   2.59    1,283,536    0.82%    1.25%  -0.45%
   Other Contracts (Deferred Load, Qualified)                               1,539   2.59        3,982    0.82%    1.25%  -0.45%
   Other Contracts (Non-Qualified)                                        183,863   2.89      531,018    0.82%    0.75%   0.05%
   VAriety Plus                                                                --   1.76           --    0.12%    1.55%  -0.75%
Van Kampen Reserve Fund
   Other Contracts                                                         69,062   4.15      286,496    0.00%    0.75%  -0.29%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                                              20  10.80          211    0.00%    0.55%   8.02%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                                              20  12.46          246    0.00%    0.55%  24.56%
WM VT Balanced Portfolio
   WM Advantage                                                        15,324,809   1.34   20,541,849    1.81%    1.40%   8.59%
   WM Strategic Asset Manager                                          28,412,338   8.74  248,381,621    1.83%    1.40%   8.59%
WM VT Conservative Balanced Portfolio
   WM Advantage                                                           322,683   1.25      402,275    2.05%    1.40%   6.70%
   WM Strategic Asset Manager                                           2,164,179   6.50   14,069,712    1.99%    1.40%   6.70%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                                     Investment Expense Total
                                                                                  Unit                 Income    Ratio  Return
Divisions                                                                Units    Value  Net Assets  Ratio (a)    (b)    (c)
---------------------------------------------------------------------  ---------- ----- ------------ ---------- ------- ------
WM VT Conservative Growth Portfolio
   WM Advantage                                                        18,656,187 $1.29 $ 24,131,927    1.38%    1.40%  10.22%
   WM Strategic Asset Manager                                          18,998,377  9.01  171,221,900    1.35%    1.40%  10.22%
WM VT Equity Income Fund
   WM Advantage                                                           836,126  1.63    1,366,522    1.76%    1.40%  17.46%
   WM Strategic Asset Manager                                           2,719,921  8.25   22,429,587    1.68%    1.40%  17.47%
WM VT Flexible Income Portfolio
   WM Advantage                                                         1,334,703  1.29    1,717,979    3.42%    1.40%   4.99%
   WM Strategic Asset Manager                                           6,865,841  7.66   52,568,380    3.30%    1.40%   4.99%
WM VT Growth & Income Fund
   WM Advantage                                                         5,616,835  2.63   14,778,005    1.04%    1.40%   7.57%
   WM Strategic Asset Manager                                           5,015,663  6.16   30,907,631    1.03%    1.40%   7.57%
WM VT Growth Fund
   WM Advantage                                                         7,248,233  2.88   20,870,839    0.00%    1.40%   6.72%
   WM Strategic Asset Manager                                           4,064,538  6.30   25,592,873    0.00%    1.40%   6.72%
WM VT Income Fund
   WM Advantage                                                         5,976,351  1.83   10,919,109    5.95%    1.40%   4.09%
   WM Strategic Asset Manager                                           1,634,050  7.00   11,434,686    5.85%    1.40%   4.09%
WM VT International Growth Fund
   WM Advantage                                                         3,777,836  1.51    5,687,400    1.16%    1.40%  12.03%
   WM Strategic Asset Manager                                             524,395  5.39    2,824,820    1.11%    1.40%  12.03%
WM VT Mid Cap Stock Fund
   WM Advantage                                                           535,027  1.62      864,678    0.31%    1.40%  13.00%
   WM Strategic Asset Manager                                             765,173  8.08    6,183,116    0.32%    1.40%  13.00%
WM VT Money Market Fund
   WM Advantage                                                         1,886,781  1.28    2,422,674    0.80%    1.40%  -0.55%
   WM Strategic Asset Manager                                           1,419,380  5.72    8,116,323    0.79%    1.40%  -0.55%
WM VT Short Term Income Fund
   WM Advantage                                                         3,525,591  1.46    5,156,343    3.82%    1.40%   0.65%
   WM Strategic Asset Manager                                             582,836  6.49    3,783,522    3.90%    1.40%   0.65%
WM VT Small Cap Growth Fund
   WM Advantage                                                         3,886,602  1.99    7,742,076    0.00%    1.40%   3.22%
   WM Strategic Asset Manager                                             776,893  6.12    4,756,101    0.00%    1.40%   3.22%
WM VT Strategic Growth Portfolio
   WM Advantage                                                         1,045,397  1.20    1,254,281    0.71%    1.40%  11.26%
   WM Strategic Asset Manager                                           6,436,098  9.68   62,275,834    0.64%    1.40%  11.26%
WM VT U.S. Government Securities Fund
   WM Advantage                                                         5,151,256  1.61    8,311,717    3.87%    1.40%   2.34%
   WM Strategic Asset Manager                                           2,401,347  6.49   15,583,604    3.64%    1.40%   2.34%
WM VT West Coast Equity Fund
   WM Advantage                                                           883,329  1.54    1,361,934    0.23%    1.40%  11.46%
   WM Strategic Asset Manager                                           2,329,097  9.97   23,224,880    0.25%    1.40%  11.46%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                                                   Investment Expense Total
                                                                                 Unit                Income    Ratio  Return
Divisions                                                                Units   Value  Net Assets Ratio (a)    (b)    (c)
---------------------------------------------------------------------  --------- ------ ---------- ---------- ------- ------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                                     293,433 $ 8.58 $2,516,223    0.51%    1.35%  27.33%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                                   1,229,852   7.16  8,811,182    0.29%    1.35%  23.40%
American Century VP Value Fund - Class I
   Platinum Investor                                                     201,505  13.15  2,649,270    0.99%    1.35%  27.23%
Ayco Growth Fund
   Platinum Investor                                                          --   8.21         --    0.70%    1.35%  25.57%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                                      94,929   7.29    692,297    0.00%    1.35%  46.56%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                                     106,504  10.50  1,118,114    0.29%    1.35%  29.96%
Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
   Platinum Investor                                                     508,110   6.92  3,515,708    0.11%    1.35%  24.32%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                                     418,740  11.91  4,988,809    0.03%    1.35%  29.93%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                                     603,452  12.98  7,835,773    4.14%    1.35%   3.54%
Evergreen Offit VA Emerging Markets Bond Fund - Class 1
   Select Reserve                                                             --   7.32         --    1.72%    0.40%  11.92%
Evergreen Offit VA U.S. Government Securities Fund - Class 1
   Select Reserve                                                             --   6.55         --    0.00%    0.40%  -0.22%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                        810,256   6.42  5,201,999    8.99%    0.40%  17.79%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                             --   7.19         --    0.76%    0.40%  16.29%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                           49,354   2.84    140,085    3.51%    1.55%  16.16%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                     115,115   9.57  1,101,182    3.34%    1.35%  16.09%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                                     341,168   9.33  3,183,882    0.27%    1.35%  26.48%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                     413,510   9.90  4,095,177    1.53%    1.35%  28.29%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                     459,734   6.51  2,993,689    0.11%    1.35%  30.77%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                           28,566   2.72     77,640    1.45%    1.55%  26.44%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                           14,344   2.14     30,693    0.41%    1.55%  41.17%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                     184,604   9.22  1,702,799    1.57%    1.35%  30.44%
Franklin Templeton Templeton Global Asset Allocation Fund - Class 2
   Platinum Investor                                                     167,452  11.43  1,914,777    2.44%    1.35%  30.19%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                      21,804   8.39    182,963    0.00%    1.35%   2.19%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                      48,214   6.57    316,869    0.89%    1.35%  32.73%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                                                   Investment Expense Total
                                                                                 Unit                Income    Ratio  Return
Divisions                                                                Units   Value  Net Assets Ratio (a)    (b)    (c)
---------------------------------------------------------------------  --------- ------ ---------- ---------- ------- ------
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                                     203,381 $ 4.36 $  886,100    0.00%    1.35%  32.96%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                     130,758   6.14    803,247    0.79%    1.35%  22.02%
JPMorgan Small Company Portfolio
   Platinum Investor                                                      32,902   8.87    291,844    0.00%    1.35%  34.16%
LEVCO Equity Value Fund
   Select Reserve                                                          5,900   5.89     34,752    1.43%    0.40%  28.06%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                                     302,481   5.87  1,774,368    0.23%    1.35%  25.68%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                                     826,345   7.29  6,025,670    0.00%    1.35%  28.48%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                     105,756   7.78    822,829    0.00%    1.35%  31.93%
MFS VIT Research Series - Initial Class
   Platinum Investor                                                     147,768   6.40    945,198    0.67%    1.35%  23.03%
Navellier Growth Portfolio
   Select Reserve                                                        370,869   6.87  2,548,182    0.00%    0.40%  39.87%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                            4,612   2.18     10,037    1.71%    1.55%  14.49%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                                     137,543   5.43    747,393    0.00%    1.35%  26.36%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                                            1,148   2.19      2,510    0.00%    1.55%  33.01%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                                     350,636  13.84  4,854,532    2.87%    1.35%   7.39%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                                     126,039  10.81  1,362,987    1.85%    1.35%   0.68%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                                     384,860  12.27  4,723,910    2.94%    1.35%   3.64%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                                     293,049   9.36  2,742,198    1.71%    1.35%  25.67%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                                      57,272   9.40    538,099    1.36%    1.35%  36.00%
Royce Small-Cap Portfolio
   Select Reserve                                                         68,289   9.98    681,782    0.00%    0.40%  40.54%
Safeco RST Core Equity Portfolio
   Platinum Investor                                                     332,009   7.04  2,338,987    0.92%    1.35%  23.11%
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                                     299,532  10.94  3,277,101    0.00%    1.35%  41.03%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                           536,338   7.20  3,860,994    0.06%    1.40%   3.18%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                           385,258   4.86  1,871,082    0.00%    1.40%  47.59%
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                                         1,463,185   6.44  9,430,151    0.00%    1.40%  23.19%
   Platinum Investor                                                     292,925   8.33  2,439,986    0.00%    1.35%  23.25%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                                                    Investment Expense Total
                                                                                 Unit                 Income    Ratio  Return
Divisions                                                                Units   Value  Net Assets  Ratio (a)    (b)    (c)
---------------------------------------------------------------------  --------- ------ ----------- ---------- ------- ------
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                                           893,325 $ 7.12 $ 6,364,535    0.00%    1.40%  27.17%
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                                           904,682   5.73   5,181,607    0.00%    1.40%  23.96%
   Platinum Investor                                                     158,738   9.75   1,547,581    0.00%    1.35%  24.02%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                                           793,981   5.00   3,967,517    0.12%    1.40%  25.65%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                                         1,472,472   9.21  13,561,919    0.00%    1.40%  39.54%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                           299,069  13.46   4,024,076    0.00%    1.40%  35.60%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                                         1,678,272   6.84  11,474,771    0.00%    1.40%  32.22%
VALIC Company I International Equities Fund
   Platinum Investor                                                      99,838   7.74     772,461    1.34%    1.35%  27.90%
   Select Reserve                                                         11,632   8.24      95,807    1.43%    0.40%  29.12%
   VAriety Plus                                                           16,741   1.12      18,760    1.16%    1.55%  27.64%
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                                     458,811  13.85   6,353,666    0.63%    1.35%  33.31%
   Select Reserve                                                         11,491  11.86     136,263    0.66%    0.40%  34.58%
VALIC Company I Money Market I Fund
   Platinum Investor                                                     376,870  10.81   4,072,734    0.74%    1.35%  -0.75%
   Select Reserve                                                        914,065   5.84   5,338,823    0.47%    0.40%   0.20%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                                     226,388   4.35     985,902    0.00%    1.35%  47.28%
VALIC Company I Science & Technology Fund
   Platinum Investor                                                     139,670   3.87     540,958    0.00%    1.35%  49.44%
VALIC Company I Small Cap Index Fund
   Platinum Investor                                                      68,778  11.10     763,468    0.47%    1.35%  44.50%
VALIC Company I Social Awareness Fund
   VAriety Plus                                                              840   3.08       2,584    1.01%    1.55%  26.47%
VALIC Company I Stock Index Fund
   Platinum Investor                                                   1,027,146   8.19   8,417,062    1.28%    1.35%  26.48%
   Select Reserve                                                         50,198   8.66     434,945    1.31%    0.40%  27.69%
   VAriety Plus                                                           55,887   3.95     220,820    1.35%    1.55%  26.23%
Van Kampen Comstock Fund
   Other Contracts                                                       253,064  25.39   6,424,931    1.29%    0.75%  30.00%
Van Kampen Corporate Bond Fund
   Other Contracts                                                        45,928   6.48     297,700    6.20%    0.75%   8.99%
Van Kampen High Yield Fund
   Other Contracts                                                     1,296,007   5.13   6,652,625    8.13%    0.75%  23.32%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                                         1,814,522  10.87  19,715,980    0.00%    1.40%  25.58%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                                         1,046,594  15.07  15,772,209    0.50%    1.40%  24.13%
   Other Contracts (Deferred Load, Non-Qualified)                      1,002,058   5.78   5,796,677    0.49%    1.25%  24.32%
   Other Contracts (Deferred Load, Qualified)                              1,236   5.75       7,107    0.49%    1.25%  24.32%
   Other Contracts (Non-Qualified)                                       107,178   6.41     687,199    0.49%    0.75%  24.94%
   VAriety Plus                                                          278,975   2.93     818,406    0.49%    1.55%  23.94%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                                                      Investment Expense Total
                                                                                  Unit                  Income    Ratio  Return
Divisions                                                                Units    Value   Net Assets  Ratio (a)    (b)    (c)
---------------------------------------------------------------------  ---------- ------ ------------ ---------- ------- ------
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                                            721,109 $12.16 $  8,769,945    4.96%    1.40%   0.33%
   Other Contracts (Deferred Load, Non-Qualified)                         383,252   4.20    1,610,266    4.26%    1.25%   0.48%
   Other Contracts (Deferred Load, Qualified)                               9,266   4.44       41,122    4.26%    1.25%   0.48%
   Other Contracts (Non-Qualified)                                        108,711   4.76      517,881    4.26%    0.75%   0.99%
   VAriety Plus                                                           117,232   2.40      280,829    4.62%    1.55%   0.18%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                                          5,543,855   9.01   49,926,471    0.94%    1.40%  26.25%
   Platinum Investor                                                      195,894  10.41    2,038,840    0.86%    1.35%  26.31%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                                            384,096   9.05    3,476,975    0.56%    1.40%  -0.83%
   Other Contracts (Deferred Load, Non-Qualified)                         505,273   2.60    1,313,075    0.58%    1.25%  -0.68%
   Other Contracts (Deferred Load, Qualified)                               1,619   2.60        4,209    0.58%    1.25%  -0.68%
   Other Contracts (Non-Qualified)                                        242,989   2.89      701,453    0.58%    0.75%  -0.18%
   VAriety Plus                                                            32,161   1.77       56,906    1.05%    1.55%  -0.98%
Van Kampen Reserve Fund
   Other Contracts                                                        296,975   4.16    1,235,600    0.32%    0.75%  -0.23%
WM VT Balanced Portfolio
   WM Advantage                                                        17,832,679   1.23   22,012,676    2.30%    1.40%  21.04%
   WM Strategic Asset Manager                                          31,038,324   8.05  249,875,607    2.33%    1.40%  21.04%
WM VT Conservative Balanced Portfolio
   WM Advantage                                                           313,708   1.17      366,513    2.05%    1.40%  15.46%
   WM Strategic Asset Manager                                           2,035,585   6.09   12,402,291    1.94%    1.40%  15.46%
WM VT Conservative Growth Portfolio
   WM Advantage                                                        21,077,612   1.17   24,735,337    2.06%    1.40%  26.95%
   WM Strategic Asset Manager                                          21,673,180   8.18  177,210,651    2.05%    1.40%  26.95%
WM VT Equity Income Fund
   WM Advantage                                                           787,816   1.39    1,096,129    2.23%    1.40%  28.29%
   WM Strategic Asset Manager                                           2,828,241   7.02   19,855,115    2.50%    1.40%  28.29%
WM VT Flexible Income Portfolio
   WM Advantage                                                         1,512,515   1.23    1,854,403    2.56%    1.40%  11.72%
   WM Strategic Asset Manager                                           7,868,316   7.29   57,382,845    2.61%    1.40%  11.72%
WM VT Growth & Income Fund
   WM Advantage                                                         6,770,216   2.45   16,559,568    1.17%    1.40%  25.04%
   WM Strategic Asset Manager                                           5,917,061   5.73   33,897,273    1.18%    1.40%  25.04%
WM VT Growth Fund
   WM Advantage                                                         8,578,342   2.70   23,145,774    0.00%    1.40%  27.39%
   WM Strategic Asset Manager                                           4,884,654   5.90   28,820,484    0.00%    1.40%  27.39%
WM VT Income Fund
   WM Advantage                                                         7,130,102   1.76   12,514,840    5.64%    1.40%   8.25%
   WM Strategic Asset Manager                                           2,087,184   6.72   14,031,340    6.39%    1.40%   8.25%
WM VT International Growth Fund
   WM Advantage                                                         4,415,516   1.34    5,933,738    1.24%    1.40%  33.62%
   WM Strategic Asset Manager                                             560,816   4.81    2,696,670    1.23%    1.40%  33.63%
WM VT Mid Cap Stock Fund
   WM Advantage                                                           527,015   1.43      753,763    0.28%    1.40%  25.96%
   WM Strategic Asset Manager                                             803,239   7.15    5,744,132    0.30%    1.40%  25.96%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                                                   Investment Expense Total
                                                                                 Unit                Income    Ratio  Return
Divisions                                                                Units   Value Net Assets  Ratio (a)    (b)    (c)
---------------------------------------------------------------------  --------- ----- ----------- ---------- ------- ------
WM VT Money Market Fund
   WM Advantage                                                        2,462,104 $1.29 $ 3,178,772    0.60%    1.40%  -0.75%
   WM Strategic Asset Manager                                          2,191,061  5.75  12,597,839    0.65%    1.40%  -0.75%
WM VT Short Term Income Fund
   WM Advantage                                                        4,359,683  1.45   6,335,046    6.01%    1.40%   4.05%
   WM Strategic Asset Manager                                            683,337  6.45   4,407,258    6.81%    1.40%   4.05%
WM VT Small Cap Growth Fund
   WM Advantage                                                        4,549,487  1.93   8,779,831    0.00%    1.40%  69.03%
WM VT Small Cap Growth Fund - Continued
   WM Strategic Asset Manager                                            927,137  5.93   5,498,813    0.00%    1.40%  69.03%
WM VT Strategic Growth Portfolio
   WM Advantage                                                        1,365,432  1.08   1,472,464    1.19%    1.40%  31.22%
   WM Strategic Asset Manager                                          7,264,859  8.70  63,180,826    1.39%    1.40%  31.22%
WM VT U.S. Government Securities Fund
   WM Advantage                                                        6,382,308  1.58  10,062,712    4.76%    1.40%   0.72%
   WM Strategic Asset Manager                                          3,935,172  6.34  24,953,821    5.32%    1.40%   0.72%
WM VT West Coast Equity Fund
   WM Advantage                                                          705,626  1.38     976,089    0.24%    1.40%  41.36%
   WM Strategic Asset Manager                                          2,486,638  8.95  22,246,537    0.26%    1.40%  41.36%

(a)These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Divisions invest.

(b)These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c)These amounts represent the total return for the years indicated, including changes in the value of the underlying Division, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include contract charges deducted directly from account values. For the years ended December 31, 2007, 2006, 2005, 2004 and 2003, a total return was calculated using the initial unit value for the Division if the Division became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

*  Fund Name Changes

2004

- Effective December 17, 2004, Van Kampen High Income Corporate Bond Fund changed its name to Van Kampen High Yield Fund.

2006

- Effective February 21, 2006, VALIC Company I Income & Growth Fund changed its name to VALIC Company I Core Value Fund.

- Effective August 15, 2006, Van Kampen LIT Emerging Growth Portfolio - Class I changed its name to Van Kampen LIT Strategic Growth Portfolio - Class I.

- Effective December 1, 2006, Credit Suisse Small Cap Growth Portfolio changed its name to Credit Suisse Small Cap Core I Portfolio.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

*  Fund Name Changes - Continued

2007

- Effective January 5, 2007, WM VT Equity Income Fund changed its name to Principal Equity Income Account I.

- Effective January 5, 2007, WM VT Income Fund changed its name to Principal Income Account.

- Effective January 5, 2007, WM VT Mid Cap Stock Fund changed its name to Principal MidCap Stock Account.

- Effective January 5, 2007, WM VT U.S. Government Securities Fund changed its name to Principal Mortgage Securities Account.

- Effective January 5, 2007, WM VT Balanced Portfolio changed its name to Principal SAM Balanced Portfolio.

- Effective January 5, 2007, WM VT Conservative Balanced Portfolio changed its name to Principal SAM Conservative Balanced Portfolio.

- Effective January 5, 2007, WM VT Conservative Growth Portfolio changed its name to Principal SAM Conservative Growth Portfolio.

- Effective January 5, 2007, WM VT Flexible Income Portfolio changed its name to Principal SAM Flexible Income Portfolio.

- Effective January 5, 2007, WM VT Strategic Growth Portfolio changed its name to Principal SAM Strategic Growth Portfolio.

- Effective January 5, 2007, WM VT Short Term Income Fund changed its name to Principal Short-Term Income Account.

- Effective January 5, 2007, WM VT West Coast Equity Fund changed its name to Principal West Coast Equity Account.

- Effective May 1, 2007, MFS VIT Capital Opportunities Series - Initial Class changed its name to MFS VIT Core Equity Series - Initial Class.

                        AMERICAN HOME ASSURANCE COMPANY

                               NAIC CODE: 19380

                     STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                        AMERICAN HOME ASSURANCE COMPANY

                               NAIC CODE: 19380

                     STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                               TABLE OF CONTENTS


   Report of Independent Auditors........................................ 2

   Statements of Admitted Assets......................................... 3

   Statements of Liabilities, Capital and Surplus........................ 4

   Statements of Income and Changes in Capital and Surplus............... 5

   Statements of Cash Flow............................................... 6

   Notes to Statutory Basis Financial Statements......................... 7

                        Report of Independent Auditors

To the Board of Directors and Shareholder of American Home Assurance Company:

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company (the Company) as of December 31, 2007 and 2006, and the related statutory statements of income and changes in capital and surplus, and of cash flow for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2007.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, on the basis of accounting described in Note 1 to the financial statements.

PRICEWATERHOUSECOOPERS LLP

New York, NY
April 25, 2008

                        AMERICAN HOME ASSURANCE COMPANY

                         STATEMENTS OF ADMITTED ASSETS

                                STATUTORY BASIS
                       AS OF DECEMBER 31, 2007 AND 2006
                                (000'S OMITTED)

-----------------------------------------------------------------------------------------------------------------------------
As of December 31,                                                                                       2007        2006
-----------------------------------------------------------------------------------------------------------------------------
Cash and invested assets:
   Bonds, at amortized cost (NAIC market value: 2007 - $16,075,222; 2006 - $15,146,927).............. $15,843,721 $14,844,987
   Stocks:
       Common stocks, at NAIC market value adjusted for non admitted assets (cost: 2007 -
         $1,556,742; 2006 - $1,602,207)..............................................................   3,139,327   3,304,355
       Preferred stocks, primarily at NAIC market value (cost: 2007 - $613,732; 2006 - $577,109).....     613,732     587,471
   Other invested assets, primarily at equity (cost: 2007 - $1,458,240; 2006 - $1,171,367)...........   1,943,313   1,509,651
   Securities lending collateral.....................................................................     279,774     203,323
   Short-term investments, at amortized cost (approximates NAIC market value)........................     183,951     129,196
   Cash..............................................................................................     258,078     164,596
-----------------------------------------------------------------------------------------------------------------------------
          Total cash and invested assets.............................................................  22,261,896  20,743,579
-----------------------------------------------------------------------------------------------------------------------------
Investment income due and accrued....................................................................     213,302     203,764
Agents' balances or uncollected premiums:
   Premiums in course of collection..................................................................     593,808     955,240
   Premiums and installments booked but deferred and not yet due.....................................     892,935     371,971
   Accrued retrospective premiums....................................................................   1,237,062   1,606,389
Amounts billed and receivable from high deductible policies..........................................     159,393      76,370
Reinsurance recoverable on loss payments.............................................................     600,573     488,243
Funds held by or deposited with reinsurers...........................................................      11,118      13,951
Deposit accounting assets............................................................................     751,468     809,537
Deposit accounting assets - funds held...............................................................      98,917      94,279
Federal and foreign income taxes recoverable from parent.............................................     143,717      63,569
Net deferred tax assets..............................................................................     382,578     421,900
Equities in underwriting pools and associations......................................................   1,211,817     858,614
Receivable from parent, subsidiaries and affiliates..................................................     115,695   1,484,555
Other admitted assets................................................................................     182,141     179,243
-----------------------------------------------------------------------------------------------------------------------------
          Total admitted assets...................................................................... $28,856,420 $28,371,204
=============================================================================================================================

               See Notes to Statutory Basis Financial Statements

                        AMERICAN HOME ASSURANCE COMPANY

                STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS

                                STATUTORY BASIS
                       AS OF DECEMBER 31, 2007 AND 2006
                   (000'S OMITTED EXCEPT SHARE INFORMATION)

----------------------------------------------------------------------------------------------
As of December 31,                                                       2007         2006
----------------------------------------------------------------------------------------------
                            Liabilities

Reserves for losses and loss adjustment expenses.................... $13,732,102  $12,754,581
Unearned premium reserves...........................................   4,475,413    4,518,443
Commissions, premium taxes, and other expenses payable..............     234,495      183,640
Reinsurance payable on paid loss and loss adjustment expenses.......     263,917      308,091
Funds held by company under reinsurance treaties....................     236,183      228,878
Provision for reinsurance...........................................     115,844      128,824
Ceded reinsurance premiums payable, net of ceding commissions.......     492,611      427,505
Retroactive reinsurance reserves - assumed..........................      30,486       23,242
Retroactive reinsurance reserves - ceded............................     (65,309)     (61,283)
Deposit accounting liabilities......................................     189,511      172,296
Deposit accounting liabilities - funds held.........................     695,928      703,508
Securities lending payable..........................................     304,398      203,323
Collateral deposit liability........................................     354,916      613,043
Payable to parent, subsidiaries and affiliates......................     152,184    1,547,586
Payable for securities..............................................       3,331      110,581
Other liabilities...................................................     343,453      297,093
----------------------------------------------------------------------------------------------
   Total liabilities................................................  21,559,463   22,159,351
----------------------------------------------------------------------------------------------
                        Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158 shares authorized,
   1,695,054 shares issued and outstanding..........................      25,426       25,426
Capital in excess of par value......................................   2,941,471    2,779,526
Unassigned surplus..................................................   4,280,727    3,357,054
Special surplus funds from retroactive reinsurance..................      49,333       49,847
----------------------------------------------------------------------------------------------
   Total capital and surplus........................................   7,296,957    6,211,853
----------------------------------------------------------------------------------------------
   Total liabilities, capital, and surplus.......................... $28,856,420  $28,371,204
==============================================================================================

               See Notes to Statutory Basis Financial Statements

                        AMERICAN HOME ASSURANCE COMPANY

            STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS

                                STATUTORY BASIS
             FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                (000'S OMITTED)

-------------------------------------------------------------------------------------------------------------------------------
For the years ended December 31,                                                               2007        2006         2005
-------------------------------------------------------------------------------------------------------------------------------
                                   Statements of Income
                                   --------------------

Underwriting income:
   Premiums earned......................................................................... $7,703,016  $7,700,011  $ 7,045,820
-------------------------------------------------------------------------------------------------------------------------------
Underwriting deductions:
   Losses incurred.........................................................................  4,444,636   4,606,481    5,406,410
   Loss adjustment expenses incurred.......................................................    840,801     803,517    1,098,644
   Other underwriting expenses incurred....................................................  1,864,547   1,825,815    1,584,477
-------------------------------------------------------------------------------------------------------------------------------
Total underwriting deductions..............................................................  7,149,984   7,235,813    8,089,531
-------------------------------------------------------------------------------------------------------------------------------
Net underwriting income (loss).............................................................    553,032     464,198   (1,043,711)
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Net investment income earned............................................................  1,019,018     702,426      630,678
   Net realized capital gains (net of capital gains taxes: 2007 - $29,141; 2006 - $29,092;
     2005 - $20,492).......................................................................    117,037      61,624       38,055
-------------------------------------------------------------------------------------------------------------------------------
Net investment gain........................................................................  1,136,055     764,050      668,733
-------------------------------------------------------------------------------------------------------------------------------
Net loss from agents' or premium balances charged-off......................................    (85,724)    (49,762)    (145,742)
Finance and Service Charges not Included in Premium........................................     16,449      14,287       16,400
Other gain, net of dividends to policyholders..............................................     76,290      49,691       75,547
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) after capital gains taxes and before federal income taxes....................  1,696,102   1,242,464     (428,773)
Federal income tax expense (benefit).......................................................    348,359     263,263     (243,047)
-------------------------------------------------------------------------------------------------------------------------------
       Net income (loss)................................................................... $1,347,743  $  979,201  $  (185,726)
===============================================================================================================================
                              Changes in Capital and Surplus
                              ------------------------------

Capital and surplus, as of December 31, previous year...................................... $6,211,853  $5,049,651  $ 3,339,340
   Adjustment to beginning surplus.........................................................    (56,532)     55,538     (211,984)
-------------------------------------------------------------------------------------------------------------------------------
   Capital and surplus, as of January 1,...................................................  6,155,321   5,105,189    3,127,356
-------------------------------------------------------------------------------------------------------------------------------
Changes in capital and surplus:
   Net income (loss).......................................................................  1,347,743     979,201     (185,726)
   Change in net unrealized capital gains (net of capital gains taxes: 2007 - $131,952;
     2006 - $121,173; 2005 - $13,354)......................................................   (103,183)    119,660      164,444
   Change in net deferred income tax.......................................................    (73,791)    (13,270)     112,728
   Change in non-admitted assets...........................................................    184,885     (80,352)    (322,775)
   Change in provision for reinsurance.....................................................     12,980      81,328      166,585
   Paid in capital and surplus.............................................................    161,945          --    2,076,780
   Cash dividends to stockholder...........................................................   (615,000)         --      (31,732)
   Other surplus adjustments...............................................................     (1,572)      1,268           --
   Foreign exchange translation............................................................    227,629      18,829      (58,009)
-------------------------------------------------------------------------------------------------------------------------------
       Total changes in capital and surplus................................................  1,141,636   1,106,664    1,922,295
-------------------------------------------------------------------------------------------------------------------------------
Capital and surplus, as of December 31,.................................................... $7,296,957  $6,211,853  $ 5,049,651
===============================================================================================================================

               See Notes to Statutory Basis Financial Statements

                        AMERICAN HOME ASSURANCE COMPANY

                            STATEMENTS OF CASH FLOW

                                STATUTORY BASIS
             FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                (000'S OMITTED)

-----------------------------------------------------------------------------------------
For the years ended December 31,                       2007         2006         2005
-----------------------------------------------------------------------------------------
              Cash From Operations
              --------------------

Premiums collected, net of reinsurance............ $ 7,948,658  $ 6,433,712  $ 7,096,647
Net investment income.............................   1,058,334      787,413      604,156
Miscellaneous income (expense)....................       7,137       75,317      (53,776)
-----------------------------------------------------------------------------------------
   Sub-total......................................   9,014,129    7,296,442    7,647,027
-----------------------------------------------------------------------------------------
Benefit and loss related payments.................   3,805,524    3,520,205    3,809,181
Commission and other expense paid.................   2,470,003    2,401,959    2,171,077
Dividends paid to policyholders...................         123        1,344          878
Change in federal and foreign income taxes........     330,784     (438,538)      (3,783)
-----------------------------------------------------------------------------------------
   Net cash provided from operations..............   2,407,695    1,811,472    1,669,674
-----------------------------------------------------------------------------------------
              Cash From Investments
              ---------------------

Proceeds from investments sold, matured, or repaid
   Bonds..........................................   4,926,616    5,231,792    4,129,223
   Stocks.........................................   3,450,014    3,211,715    2,795,546
   Other..........................................     269,849    1,646,730    3,042,793
-----------------------------------------------------------------------------------------
   Total proceeds from investments sold, matured,
     or repaid....................................   8,646,479   10,090,237    9,967,562
-----------------------------------------------------------------------------------------
Cost of investments acquired
   Bonds..........................................   5,748,239   10,488,316    5,803,573
   Stocks.........................................   3,296,552    3,180,130    3,071,743
   Other..........................................     772,178      350,752    3,630,931
-----------------------------------------------------------------------------------------
   Total cost of investments acquired.............   9,816,969   14,019,198   12,506,247
-----------------------------------------------------------------------------------------
   Net cash (used in) investing activities........  (1,170,490)  (3,928,961)  (2,538,685)
-----------------------------------------------------------------------------------------
  Cash From Financing and Miscellaneous Sources

Capital and surplus paid-in.......................          --    1,326,780      750,000
Borrowed funds....................................     101,075           --           --
Dividends to stockholder..........................    (615,000)          --      (47,598)
Intercompany receivable and payable, net..........     (26,540)     342,735      195,946
Net deposit on deposit-type contracts and other
  insurance.......................................      71,282      262,411      285,727
Equities in underwriting pools and associations...    (360,841)    (184,691)    (190,476)
Collateral deposit liability......................    (258,127)     107,288       46,816
Other.............................................      (4,415)     438,392     (143,089)
-----------------------------------------------------------------------------------------
   Net cash provided from (used in) financing
     activities...................................  (1,092,296)   2,292,915      897,326
-----------------------------------------------------------------------------------------
   Effect of exchange rate changes on cash........       3,328          338          718
   Net change in cash and short-term investments..     148,237      175,764       29,033
Cash and short-term investments:
   Beginning of year..............................     293,792      118,028       88,995
-----------------------------------------------------------------------------------------
   End of year.................................... $   442,029  $   293,792  $   118,028
=========================================================================================

               See Notes to Statutory Basis Financial Statements

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING
---------------------------------------------------------------------------
POLICIES
--------

A. Organization
   ------------

   The American Home Assurance Company (AHAC or the Company) is a direct wholly-owned subsidiary of the AIG Commercial Insurance Group, Inc., (AIGCIG), a Delaware corporation, formerly known as NHIG Holding Corp.

   On December 29, 2006, as part of a reorganization of the American International Group, Inc.'s (the Ultimate Parent or AIG) domestic property-casualty insurance operations, AIG contributed its 100% ownership of the Company's common stock to AIGCIG, an indirect wholly-owned subsidiary of AIG. Prior to the reorganization, the Company was a direct wholly-owned subsidiary of AIG. The ownership change had no effect on the Company's operations.

   The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers and through AIG's risk finance operation, the Company provides its customized structured products.

   The accompanying financial statements include the Company's U.S. operation and its Japan and Canadian branches.

   The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

   The Company has significant transactions with AIG and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


B. Summary of Significant Statutory Basis Accounting Policies
   ----------------------------------------------------------
   Prescribed or Permitted Statutory Accounting Practices:

   The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York (NY SAP).

   The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of New York. The Superintendent of the New York Insurance Department (the Superintendent) has the right to permit other specific practices that deviate from prescribed practices.

   The New York State Insurance Department has adopted certain accounting practices that differ from those set forth in NAIC SAP; specifically the prescribed practices of (1) allowing the discounting of workers compensation loss reserves on a non-tabular basis; under NAIC SAP, non-tabular discounting of reserves is not permitted; (2) under New York Insurance Law, electronic data processing (EDP) apparatus and related equipment constituting a data processing, record keeping, or accounting system is allowed as an admitted asset to be amortized over a ten year period provided that the cost exceeds $50,000 per system; NAIC SAP allows EDP equipment and operating system software as assets, subject to an aggregate limit of three percent of surplus and an amortization period not to exceed the lesser of three years or the useful life; (3) New York State Insurance Department Regulation 20 (Regulation 20) allows certain offsets to the provision for reinsurance, including parental letter of credits, that are not permitted under NAIC SAP; and (4) goodwill admissibility rules differ between New York Insurance Law and NAIC SAP. In addition, New York Insurance Law Section 1414 requires that the shares of a subsidiary insurer be valued at the lesser of the subsidiary's market value or book value as shown by its last annual statement or report on examination, whichever is more recent.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by NY SAP is shown below:

   ------------------------------------------------------------------------
   December 31,                             2007        2006        2005
   ------------------------------------------------------------------------
   Net income (loss), NY SAP............ $1,347,743  $  979,201  $ (185,726)
   State prescribed practices -
     (deduction):
      Non-tabular discounting...........    (21,301)    (21,866)    (31,431)
   ------------------------------------------------------------------------
   Net income (loss), NAIC SAP.......... $1,326,442  $  957,335  $ (217,157)
   ========================================================================
   Statutory surplus, NY SAP............ $7,296,957  $6,211,853  $5,049,651
   State prescribed practices -
     (charge):
      Non-tabular discounting...........   (255,772)   (234,471)   (212,605)
      Regulation 20 - other reinsurance
        credits.........................   (106,577)   (133,123)   (201,421)
      Regulation 20 - parental letters
        of credit.......................   (361,650)   (406,784)   (398,389)
      EDP equipment and software........         --          --     (93,881)
   ------------------------------------------------------------------------
   Total state prescribed practices.....   (723,999)   (774,378)   (906,296)
   ------------------------------------------------------------------------
   Statutory surplus, NAIC SAP.......... $6,572,958  $5,437,475  $4,143,355
   ========================================================================

   In 2006 and 2005, the Superintendent permitted the Company to utilize the independent audit of AIG to support the requirement for audited U.S. GAAP equity of the investments in non insurance and foreign insurance entities. As of December 31, 2006, the aggregate value of equity investments to which this permitted practice applies amounted to $403,460. The Superintendent has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in limited partnerships and joint ventures. As of December 2007 and 2006, the aggregate value of limited partnerships and joint ventures to which this permitted practice applies is $30,616 and $131,697, respectively. In addition, the Superintendent has permitted the company to account for investments in publicly traded affiliated common stocks at the quoted market value less a discount as prescribed by NAIC SAP. The difference between the carrying value and book value as of December 31, 2007 and 2006 amounted to $266,864 and $251,881, respectively.

   In 2007 the foreign property and casualty division of AIG announced the restructuring of its United Kingdom (UK) general insurance operations designed to simplify the organization, provide an enhanced regulatory and legal platform and improve transparency and efficiency. In December 2007, New Hampshire Insurance Company transferred substantially all of the business written by its United Kingdom branch (the UK Branch) to AIG UK Ltd., a UK affiliate formerly known as Landmark Insurance Company Limited. This transaction was accomplished pursuant to an application made to the High Court of Justice in England and Wales for an order under Part VII of the Financial Services and Markets Act 2000 of the UK to transfer the aforementioned business. Additionally, as part of the transaction, management (i) entered into several intercompany reinsurance agreements (both commutations and new contracts) with subsidiaries of AIG; and,
   (ii) intent to make capital contributions and distributions involving subsidiaries of AIG. Some of these transactions are still not fully executed. The proposed transactions are intended in aggregate to have minimal effect (i.e.: less than 1%) individually and in aggregate on the surplus of the National Union Pool Companies (See listing of companies in Note 5A).

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   The results of the UK branch are reported through the Company's participation in American International Underwriters Overseas Association (AIUOA or the Association) (see Footnote 5). AIUOA reports on a fiscal year ending on November 30th. Although the Company's year ends on December 31st, the Company's annual financial statements have historically and consistently reported the results of its participation in AIUOA based on AIUOA's fiscal year close of November 30th. In order to achieve consistency in its financial reporting, the Company, with the permission of the New York and Pennsylvania Insurance Departments, will record the effects described in the preceding paragraph of this transaction in its 2008 statutory financial statements.

   The use of all the aforementioned prescribed and permitted practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2007 reporting period.

   Statutory Accounting Practices and Generally Accepted Accounting Principles:
   ----------------------------------------------------------------------------
   NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and NY SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

   Under GAAP:
   -----------

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance, are restored to surplus;

    c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

    d. Estimated undeclared dividends to policyholders are accrued;

    e. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

    f. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between cost and fair value of securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

    g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


    h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

    i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the statement of income.

Under NAIC SAP:
---------------

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

    c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

    d. Declared dividends to policyholders are accrued;

    e. The reserves for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

    f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or market;

    g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

    h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the statement of income and surplus is segregated by the ceding entity to the extent of gains realized; and

    i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

   The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   Significant Statutory Accounting Practices:
   -------------------------------------------

   A summary of the Company's significant statutory accounting practices are as follows:

   Use of Estimates: The preparation of financial statements in conformity with NY SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

   Invested Assets: The Company's invested assets are accounted for as follows:

    . Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office).

    . Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or the NAIC designated market value. If a bond is determined to have an other-than-temporary decline in value the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

       In periods subsequent to the recognition of an other-than-temporary impairment loss for fixed maturity securities, the Company accretes the discount or amortizes the premium over the remaining life of the security based on the amount and timing of future estimated cash flows.

       Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2007 and 2006, the NAIC market value of the Company's mortgage-backed securities approximated $505,415 and $160,750, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flow and are valued using the retrospective method. Prepayment assumptions were obtained from third party vendors.

    . Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund or paid in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or NAIC designated market values

       Investments in affiliates for which the Company's ownership interest (including ownership interest of the Ultimate Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

       by NAIC SAP. At December 31, 2007 and 2006, the average discount rate is approximately 20.95% and 20.1%, respectively. Other investments in affiliates are included in common stocks based on the net worth of the entity.

    . Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. For investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value, the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains.

    . Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for the specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

       Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the sales of options are determined on the basis of specific identification and are included in income.

       Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

       Any change in unrealized gains or losses on options purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

    . Net Investment Gain (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

       Investment income due and accrued is assessed for collectibility. The Company writes off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have not been written-off are non-admitted by the Company. As of December 31, 2007 and 2006, no investment income due and accrued was determined to be uncollectible or non-admitted.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


    . Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint ventures, partnerships, derivatives, and foreign currency translation are credited or charged to unassigned surplus.

   Revenue Recognition: Direct written premiums are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

   Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 66, entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2007 and 2006, accrued premiums related to the Company's retrospectively rated contracts amounted to $1,237,062 and $1,606,389, respectively, net of non-admitted premium balances of $52,913 and $55,203, respectively.

   Net written premiums that were subject to retrospective rating features were as follows:

   -------------------------------------------------------------------------
   For the years ended December 31,               2007      2006      2005
   -------------------------------------------------------------------------
   Net written premiums subject to
     retrospectively rated premiums............ $811,018  $684,635  $510,615
   Percentage of total net written premiums....     10.6%      8.7%      7.1%
   -------------------------------------------------------------------------

   Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts - Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to written premium, and earns these premiums immediately. For premium adjustments that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

   In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is considered in the calculation.

   For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to its insureds the option to purchase an extended reporting endorsement which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the discovery period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

   Retroactive Reinsurance: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the statement of income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

   As agreed with the Company's domiciliary state, the Company analyzed the current status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including incurred but not reported (IBNR)) exceeded $100 for compliance with the nine month rule as described in SSAP No. 62, entitled Property and Casualty Reinsurance (SSAP 62). Any such treaties for which the documentation required by SSAP 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the domiciliary insurance department.

   In early 2007, the Company discovered that certain foreign reinsurance treaties for the period January 1, 2005 to November 30, 2006 were not in compliance with the nine month rule as described in SSAP 62. As agreed with the Company's domiciliary state, the Company recorded these reinsurance treaties as prospective.

   The Company is unable to quantify the impact on policyholders' surplus or net income from the aforementioned practices regarding the nine month rule.

   Deposit Accounting: Assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62 and SSAP No. 75, entitled Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, credited or qualified by the Insurance Department of the State of New York; or ii) the collateral (i.e.: funds withheld, letters of credit or trusts) meets all the requirements of the Insurance Department of the State of New York. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to other gain in the statement of income.

   As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (b) in respect of an excess insurer's requirement for an underlying primary

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   insurance policy in lieu of self insurance, or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

   Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of AIUOA. See Note 5 for a description of the AIUOA pooling arrangement and related financial statement presentation.

   Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

   Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

   The Company discounts its loss reserves on workers' compensation claims.

   The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves (net of reinsurance) subject to the tabular discounting were $2,014,235 and $1,676,681, as of December 31, 2007 and 2006, respectively. As of
   December 31, 2007 and 2006, the Company's tabular discount amounted to $285,969 and $238,180, respectively, all of which were applied against the Company's case reserves.

   The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by the New York State Insurance Department. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $2,014,235 and $1,676,681 as of December 31, 2007 and 2006, respectively. As of
   December 31, 2007 and 2006, the Company's non-tabular discount amounted to $255,772 and $234,471, respectively, all of which were applied against the Company's case reserves.

   Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Realized gains and losses resulting from foreign currency transactions are included in income.

   Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

                        American Home Assurance Company

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

   Capital and Surplus: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

   Non-Admitted Assets: Certain assets, principally electronic data processing
   (EDP) equipment, software, leasehold improvements, certain overdue agents' balances, accrued retrospective premiums, certain deposit accounting assets that do not meet all the State of New York requirements, prepaid expenses, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to Unassigned Surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding 5 years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2007 and 2006, depreciation and amortization expense amounted to $24,539 and $21,036, and accumulated depreciation as of December 31, 2007 and 2006 amounted to $137,278 and $107,392, respectively.

   Reclassifications: Certain balances contained in the 2006 and 2005 financial statements have been reclassified to conform with the current year's presentation.

   During 2006 the Company recorded a pre-tax charge of $249,898 relating to the reconciliations and substantiation of certain balance sheet accounts. As agreed with the Company's domiciliary state, the Company has recorded all amounts as changes in estimate for 2006.

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS
-----------------------------------------------------------------------

During 2007, 2006 and 2005, the Company dedicated significant effort to the resolution of weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the assets, liabilities, and surplus to policyholders as reported in the Company's 2006, 2005 and 2004 annual statements. The corrections of these errors resulted in an after tax statutory credit (charge) of $(56,532), $55,538 and $(211,984) as of January 1, 2007, 2006 and 2005, respectively.

Accounting Adjustments to 2006, 2005 and 2004 Statutory Basis Financial
-----------------------------------------------------------------------
Statements
----------

In accordance with SSAP No. 3 entitled Accounting Changes and Correction of Errors, the correction of these errors has been reported as an adjustment to unassigned surplus as of January 1, 2007, 2006 and 2005.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The impact of these corrections on policyholder surplus as of January 1, 2007, 2006 and 2005 is as follows:

  ----------------------------------------------------------------------------
                                                                 Policyholders
                                                                    Surplus
  ----------------------------------------------------------------------------
  Balance at December 31, 2006..................................  $6,211,853
  Adjustments to beginning Capital and Surplus:
     Federal income taxes.......................................     (79,156)
     Goodwill...................................................       2,146
     Asset admissibility........................................       5,841
     Expense recognition........................................      14,637
  ----------------------------------------------------------------------------
         Total adjustments to beginning Capital and Surplus.....     (56,532)
  ----------------------------------------------------------------------------
  Balance at January 1, 2007, as adjusted.......................  $6,155,321
  ============================================================================

  ----------------------------------------------------------------------------
                                                                 Policyholders
                                                                    Surplus
  ----------------------------------------------------------------------------
  Balance at December 31, 2005..................................  $5,049,651
  Adjustments to beginning Capital and Surplus:
     Asset admissibility........................................      (3,482)
     Foreign translation adjustment.............................     102,290
     Federal income taxes.......................................     (43,270)
  ----------------------------------------------------------------------------
         Total adjustments to beginning Capital and Surplus.....      55,538
  ----------------------------------------------------------------------------
  Balance at January 1, 2006, as adjusted.......................  $5,105,189
  ============================================================================

  ----------------------------------------------------------------------------
                                                                 Policyholders
                                                                    Surplus
  ----------------------------------------------------------------------------
  Balance at December 31, 2004, as amended......................  $3,339,340
  Adjustments to beginning Capital and Surplus:
     Asset realization..........................................    (229,448)
     Revenue recognition........................................     (65,075)
     Federal income taxes.......................................      82,539
  ----------------------------------------------------------------------------
         Total adjustments to beginning Capital and Surplus.....    (211,984)
  ----------------------------------------------------------------------------
  Balance at January 1, 2005, as adjusted.......................  $3,127,356
  ============================================================================

An explanation for each of the adjustments for prior period corrections is described below:

Asset admissibility: The Company determined that certain receivables for high deductible policies and other assets should have been non-admitted.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

Foreign translation adjustment: The Company determined that certain adjustments were required relating to the translation of balances for the Company's Canadian branch.

Asset realization: The Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

Revenue recognition: The Company determined that certain revisions to revenues that were recognized in prior periods related to certain long-duration environmental insurance contracts were needed.

Federal income taxes (current and deferred): The change in federal income tax expense is primarily related to an increase in provisions for potential tax exposures, and corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company, resulting in no impact in the table above (see
Note 9).

Goodwill: Correction of the amortization of goodwill.

Expense recognition: The Company determined that certain revisions to commissions expense related to certain accident and health contracts were needed.

NOTE 3 - INVESTMENTS
--------------------

Statutory Fair Value of Financial Instruments:
----------------------------------------------

The following table presents the carrying amount and statutory fair values of the Company's financial instruments as of December 31, 2007 and 2006.

                                                2007                    2006
--------------------------------------------------------------------------------------
                                        Carrying   Statutory    Carrying   Statutory
                                         Amount    Fair Value    Amount    Fair Value
--------------------------------------------------------------------------------------
Assets:
   Bonds.............................. $15,843,721 $16,075,222 $14,844,987 $15,146,927
   Common stocks......................   3,139,327   3,529,455   3,304,355   3,684,898
   Preferred stocks...................     613,732     610,622     587,471     588,334
   Other invested assets..............   1,943,313   1,943,313   1,509,651   1,509,651
   Securities lending collateral......     279,774     279,774     203,323     203,323
   Cash and short-term investments....     442,029     442,029     293,792     293,792
   Equities in underwriting pools and
     associations.....................   1,211,817   1,211,817     858,614     858,614
Liabilities:
   Securities lending payable......... $   304,398 $   304,398 $   203,323 $   203,323
   Collateral deposit liability.......     354,916     354,916     613,043     613,043
   Payable for securities.............       3,331       3,331     110,581     110,581
--------------------------------------------------------------------------------------

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows:

    . The statutory fair values of bonds, unaffiliated common stocks and preferred stocks are based on NAIC market value*.

    . The statutory fair values of affiliated common stock are based on the underlying equity of the respective entity's financial statements, except for publicly traded affiliates which are based on quoted market values.

    . Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements.

    . The carrying value of all other financial instruments approximates fair value.

--------------------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The amortized cost and NAIC market values* of the Company's bond investments as of December 31, 2007 and 2006 are outlined in the table below:

------------------------------------------------------------------------------------------------
                                                                 Gross      Gross       NAIC
                                                    Amortized  Unrealized Unrealized   Market
                                                      Cost       Gains      Losses     Value*
------------------------------------------------------------------------------------------------
As of December 31, 2007
   U.S. governments............................... $   331,397  $  9,847   $   114   $   341,130
   All other governments..........................     843,820    13,464       248       857,036
   States, territories and possessions............   2,729,603    53,167     2,240     2,780,530
   Political subdivisions of states, territories
     and possessions..............................   3,320,639    66,000     1,435     3,385,204
   Special revenue and special assessment
     obligations and all non-guaranteed
     obligations of agencies and authorities and
     their political subdivisions.................   6,935,227   118,715    23,268     7,030,674
   Public utilities...............................      79,320       948        66        80,202
   Industrial and miscellaneous...................   1,603,715     7,578    10,847     1,600,446
------------------------------------------------------------------------------------------------
       Total bonds, as of December 31, 2007....... $15,843,721  $269,719   $38,218   $16,075,222
================================================================================================
As of December 31, 2006
   U.S. governments............................... $   331,819  $  1,828   $ 2,571   $   331,076
   All other governments..........................   1,195,804     5,207     3,017     1,197,994
   States, territories and possessions............   2,320,995    45,984       928     2,366,051
   Political subdivisions of states, territories
     and possessions..............................   3,319,677    79,061       796     3,397,942
   Special revenue and special assessment
     obligations and all non-guaranteed
     obligations of agencies and authorities and
     their political subdivisions.................   7,052,116   172,223     1,204     7,223,135
   Public utilities...............................      45,542       186       460        45,268
   Industrial and miscellaneous...................     579,034    10,772     4,345       585,461
------------------------------------------------------------------------------------------------
       Total bonds, as of December 31, 2006....... $14,844,987  $315,261   $13,321   $15,146,927
================================================================================================

As of December 31, 2007 and 2006, the actual fair market value principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $16,278,092 and $15,167,455, respectively.

--------------------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The amortized cost and NAIC market values* of bonds at December 31, 2007, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

-----------------------------------------------------------------
                                           Amortized  NAIC Market
                                             Cost       Value*
-----------------------------------------------------------------
   Due in one year or less............... $   810,320 $   811,360
   Due after one year through five years.     805,676     812,394
   Due after five years through ten
     years...............................   2,730,632   2,780,088
   Due after ten years...................  10,990,744  11,165,965
   Mortgaged-backed securities...........     506,349     505,415
-----------------------------------------------------------------
   Total bonds........................... $15,843,721 $16,075,222
=================================================================

Proceeds from sales and gross realized gains and gross realized losses were as follows:

For the years ended December 31,         2007                  2006                  2005
--------------------------------------------------------------------------------------------------
                                              Equity                Equity                Equity
                                   Bonds    Securities   Bonds    Securities   Bonds    Securities
--------------------------------------------------------------------------------------------------
     Proceeds from sales........ $4,142,868 $2,980,634 $4,370,165 $3,151,915 $3,278,300 $2,703,032
     Gross realized gains.......     83,609    191,600      6,407    222,465     31,404    132,690
     Gross realized losses......     17,451    151,981     21,502    105,248     17,304     91,050
--------------------------------------------------------------------------------------------------

--------------------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The cost or amortized cost and NAIC market value* of the Company's common and preferred stocks as of December 31, 2007 and 2006 are set forth in the table below:

                                              December 31, 2007
----------------------------------------------------------------------------------------
                      Cost or     Gross      Gross       NAIC
                     Amortized  Unrealized Unrealized   Market   Non-Admitted  Carrying
                       Cost       Gains      Losses     Value*      Asset       Value
----------------------------------------------------------------------------------------
Common stocks:
-------------
   Affiliated....... $  498,958 $1,447,794  $138,650  $1,808,102    $2,310    $1,805,792
   Non-affiliated...  1,057,784    331,241    55,490   1,333,535        --     1,333,535
----------------------------------------------------------------------------------------
       Total........ $1,556,742 $1,779,035  $194,140  $3,141,637    $2,310    $3,139,327
========================================================================================
Preferred stocks:
-----------------
   Affiliated....... $       -- $       --  $     --  $       --    $   --    $       --
   Non-affiliated...    613,732         --     3,110     610,622        --       613,732
----------------------------------------------------------------------------------------
       Total........ $  613,732 $       --  $  3,110  $  610,622    $   --    $  613,732
========================================================================================

                                              December 31, 2006
----------------------------------------------------------------------------------------
                      Cost or     Gross      Gross       NAIC
                     Amortized  Unrealized Unrealized   Market   Non-Admitted  Carrying
                       Cost       Gains      Losses     Value*      Asset       Value
----------------------------------------------------------------------------------------
Common stocks:
--------------
   Affiliated....... $  610,842 $1,517,992  $60,010   $2,068,824     $--      $2,068,824
   Non-affiliated...    991,365    266,605   22,439    1,235,531      --       1,235,531
----------------------------------------------------------------------------------------
       Total........ $1,602,207 $1,784,597  $82,449   $3,304,355     $--      $3,304,355
========================================================================================
Preferred stocks:
-----------------
   Affiliated....... $       -- $       --  $    --   $       --     $--      $       --
   Non-affiliated...    577,109     11,225       --      588,334      --         587,471
----------------------------------------------------------------------------------------
       Total........ $  577,109 $   11,225  $    --   $  588,334     $--      $  587,471
========================================================================================

As of December 31, 2007 and 2006, the Company held derivative investments of $(289) and $0, respectively.

--------------------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The fair market value together with the aging of the gross pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2007 and 2006 is set forth in the table below:

                                                        12 Months or Less   Greater than 12 Months         Total
------------------------------------------------------------------------------------------------------------------------
                                                        Fair     Unrealized  Fair      Unrealized    Fair     Unrealized
Description of Securities                               Value      Losses    Value       Losses      Value      Losses
------------------------------------------------------------------------------------------------------------------------
As of December 31, 2007:
------------------------
   U. S. governments................................. $   12,878  $    98   $    406    $     16   $   13,284  $    114
   All other governments.............................     13,210      151     24,004          97       37,214       248
   States, territories and possessions...............    191,194    1,574     57,650         666      248,844     2,240
   Political subdivisions of states, territories and
     possessions.....................................    241,561    1,435         69          --      241,630     1,435
   Special revenue...................................  1,313,469   23,258      4,269          10    1,317,738    23,268
   Public utilities..................................      1,786        1     11,762          65       13,548        66
   Industrial and miscellaneous......................    719,728   10,065     99,735         782      819,463    10,847
------------------------------------------------------------------------------------------------------------------------
   Total bonds.......................................  2,493,826   36,582    197,895       1,636    2,691,721    38,218
------------------------------------------------------------------------------------------------------------------------
   Affiliated........................................      9,991    2,813    110,276     135,837      120,267   138,650
   Non-affiliated....................................    426,898   55,490         --          --      426,898    55,490
------------------------------------------------------------------------------------------------------------------------
   Common stock......................................    436,889   58,303    110,276     135,837      547,165   194,140
------------------------------------------------------------------------------------------------------------------------
   Preferred Stock...................................     15,904    3,110         --          --       15,904     3,110
------------------------------------------------------------------------------------------------------------------------
   Total stocks......................................    452,793   61,413    110,276     135,837      563,069   197,250
------------------------------------------------------------------------------------------------------------------------
   Total bonds and stocks............................ $2,946,619  $97,995   $308,171    $137,473   $3,254,790  $235,468
========================================================================================================================
As of December 31, 2006:
------------------------
   U. S. governments................................. $  101,082  $   767   $ 73,937    $  1,804   $  175,019  $  2,571
   All other governments.............................    683,798    1,753     57,405       1,264      741,203     3,017
   States, territories and possessions...............    135,854      161     64,833         767      200,687       928
   Political subdivisions of states, territories and
     possessions.....................................     80,117      277     35,991         519      116,108       796
   Special revenue...................................    289,115      808     39,210         396      328,325     1,204
   Public utilities..................................      1,236       14     18,342         446       19,578       460
   Industrial and miscellaneous......................     68,790      458    108,020       3,887      176,810     4,345
------------------------------------------------------------------------------------------------------------------------
   Total bonds.......................................  1,359,992    4,238    397,738       9,083    1,757,730    13,321
------------------------------------------------------------------------------------------------------------------------
   Affiliated........................................     51,933   11,938    192,596      48,072      244,529    60,010
   Non-affiliated....................................    137,829   17,626     90,656       4,813      228,485    22,439
------------------------------------------------------------------------------------------------------------------------
   Common stock......................................    189,762   29,564    283,252      52,885      473,014    82,449
------------------------------------------------------------------------------------------------------------------------
   Total stocks......................................    189,762   29,564    283,252      52,885      473,014    82,449
------------------------------------------------------------------------------------------------------------------------
   Total bonds and stocks............................ $1,549,754  $33,802   $680,990    $ 61,968   $2,230,744  $ 95,770
========================================================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer); or

b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

c. The Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events; or

As of December 31, 2007, the Company has both the ability and intent to hold these investments to recovery.

The Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $16,271, $17,934 and $972 during 2007, 2006 and 2005, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $14,097, $776 and $2,542 in 2007, 2006 and 2005, respectively.

During 2007, 2006 and 2005, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

    ------------------------------------------------------------------------
    For the years ended December 31,                    2007    2006   2005
    ------------------------------------------------------------------------
    JC Flowers........................................ $ 6,017 $   -- $   --
    Electra European Fund ll..........................   2,619     --     --
    ATV VI............................................   1,604     --     --
    TH Lee Putnam.....................................   1,000     --     --
    Morgan Stanley III................................   1,032     --  1,684
    Gresham Global Investment Fund ll K4..............      --  2,559     --
    Items less than $1.0 million......................   1,820  1,051     11
    ------------------------------------------------------------------------
       Total.......................................... $14,092 $3,610 $1,695
    ========================================================================

As of December 31, 2007 and 2006, securities with a market value of $298,033 and $199,380, respectively, were on loan. The Company receives cash collateral in an amount in excess of the fair value of the securities lent. The affiliated lending agent monitors the daily fair value of securities lent with respect to the collateral value and obtains additional collateral as necessary to ensure that collateral is maintained at a minimum of 102% for domestic transactions and 105% for cross-border transactions of the value of the securities lent. The collateral is held by the lending agent for the benefit of the Company and is not available for the general use of the Company (restricted). Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


responsibility for the investment and control of such collateral. The securities lending transactions are accounted for as secured borrowings as required by SSAP No. 91. The decline in the fair value of the investments in the securities lending collateral account has been reported as a non-admitted asset in the financial statements presented herein.

In response to the lack of liquidity for certain investments in the current market environment, new securities lending collateral cash flow is being directed into short-term investments, and the level of liquidity in the securities lending collateral program has been increased significantly by repositioning to short-term investments (predominantly overnight commercial paper and time deposits). This repositioning resulted in the sale of certain long-term investments, primarily mortgage-backed bonds, in the third quarter of 2007, which generated the pretax realized losses. While these mortgage-backed bonds generally continued to be performing and highly rated, their liquidity and fair value was adversely affected by recent events in the mortgage-backed securities market. The Company's ultimate parent, AIG, deposited funds in the collateral custodial account equal to the pretax realized losses due to sales incurred between August 1 and December 31, 2007, and the Company recorded their allocated portion of such funds as capital contributions totaling $1,945. AIG has agreed to make additional contributions up to an aggregate limit of $500,000 to offset losses incurred by its insurance subsidiaries from securities lending collateral investments. Management expects that the higher level of liquidity currently maintained in the collateral will allow the Company to hold investments that are currently in an unrealized loss position until they can reasonably be expected to recover their value.

Securities carried at an amortized cost of $2,973,267 and $2,565,608 were deposited with regulatory authorities as required by law as of December 31, 2007 and 2006, respectively.

During 2007, 2006 and 2005, included in Net Investment Income Earned were investment expenses of $9,607, $7,329 and $7,139, respectively and interest expense of $99,036, $98,741 and $77,243, respectively.

The Company reported hybrid securities totaling $127,153 and $140,662 as of December 31, 2007 and 2006, respectively.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


NOTE 4 - RESERVES FOR LOSSES AND LAE
------------------------------------

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2007, 2006 and 2005 is set forth in the table below:

-----------------------------------------------------------------------------------------
                                                       2007         2006         2005
-----------------------------------------------------------------------------------------
Reserves for losses and LAE, beginning of year.... $12,754,581  $11,620,078  $ 9,357,799
Adjustments for prior period corrections..........          --           --     (165,738)
Incurred losses and LAE related to:
   Current accident year..........................   5,366,376    5,343,020    5,111,414
   Prior accident years...........................     (80,939)      66,978    1,393,640
-----------------------------------------------------------------------------------------
       Total incurred losses and LAE..............   5,285,437    5,409,998    6,505,054
-----------------------------------------------------------------------------------------
Paid losses and LAE related to:
   Current accident year..........................  (1,436,644)  (1,265,788)  (1,284,778)
   Prior accident years...........................  (2,871,272)  (3,009,707)  (2,792,259)
-----------------------------------------------------------------------------------------
       Total paid losses and LAE..................  (4,307,916)  (4,275,495)  (4,077,037)
-----------------------------------------------------------------------------------------
Reserves for losses and LAE, as of December 31,... $13,732,102  $12,754,581  $11,620,078
=========================================================================================

Estimated ultimate incurred losses and LAE attributable to insured events of prior years (decreased) increased by $(80,939), $66,978 and $1,393,640 during 2007, 2006 and 2005, respectively. For 2007, the Company experienced favorable loss and LAE reserve development primarily related to accident years 2004 through 2006, partially offset by adverse developments from accident years 2003 and prior. The favorable developments for accident year 2004 through 2006 were spread across many classes of business, primarily related to directors and officers' liability and related management liability classes of business. The adverse developments from accident years 2003 and prior related primarily to the Company's excess casualty and primary workers compensation classes of business. For 2006 and 2005, the Company experienced adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors and officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures conducted for year-end 2005.

As of December 31, 2007, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $199,953, $198,524 and $188,050, respectively.

As of December 31, 2007, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $5,987,568, $6,322,799 and $7,425,539, respectively (exclusive of inter-company pooling).

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


NOTE 5 - RELATED PARTY TRANSACTIONS
-----------------------------------

A. National Union Inter-company Pooling Agreement
   ----------------------------------------------

   The Company, as well as certain other insurance affiliates, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, PA (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

   In connection therewith, the Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

   A list of all pooling participants and their respective participation percentages is set forth in the table below:

---------------------------------------------------------------------------------------------------
                                                                             NAIC Co. Participation
Member Company                                                                 Code      Percent
---------------------------------------------------------------------------------------------------
National Union Fire Insurance Company of Pittsburgh, PA.....................  19445       38.0%
American Home Assurance Company.............................................  19380       36.0%
Commerce and Industry Insurance Company (C&I)...............................  19410       10.0%
New Hampshire Insurance Company (NHIC)......................................  23841        5.0%
The Insurance Company of the State of Pennsylvania (ISOP)...................  19429        5.0%
AIG Casualty Company (formerly known as Birmingham Fire Insurance Company of
  Pennsylvania) (AIG Casualty)..............................................  19402        5.0%
AIU Insurance Company (AIUI)................................................  19399        1.0%
American International South Insurance Company..............................  40258        0.0%
Granite State Insurance Company.............................................  23809        0.0%
Illinois National Insurance Company.........................................  23817        0.0%
===================================================================================================

   American International Pacific Insurance Company (AIP) terminated its zero percentage participation in the National Union Inter-Company Pooling Agreement (the Commercial Pool) effective July 1, 2007. Commercial risks ceded to the Commercial Pool by AIP prior to its exit will remain in that pool until their natural expiry. AIP's cessions of personal lines risks to the Commercial Pool were commuted and 100% ceded to AIG's Personal Lines Pool, which AIP joined effective July 1, 2007, also with a zero percentage participation.

   Effective January 1, 2008 AIUI will cease to be a member of the Commercial Pool. Cessions from AIUI to the Commercial Pool will be run off and AIUI's 1% participation will be retroactively reduced to zero. The pooling participation of C&I will be retroactively increased to 11%.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


B. American International Underwriters Overseas Association Pooling Arrangement
   ----------------------------------------------------------------------------

   AIG formed AIUOA, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. A list of all members in AIUOA and their respective participation percentages is set forth in the table below:

 ------------------------------------------------------------------------------
                                                         NAIC Co. Participation
 Member Company                                            Code      Percent
 ------------------------------------------------------------------------------
 American International Underwriters Overseas, Limited..     --       67.0%
 New Hampshire Insurance Company........................  23841       12.0%
 National Union Fire Insurance Company of Pittsburgh, PA  19445       11.0%
 American Home Assurance Company........................  19380       10.0%
 ==============================================================================

   In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, National Union, and the Company.

   At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves, unearned premium reserves, funds withheld, reinsurance recoverable, ceded balances payable and retroactive reinsurance as a net equity interest in Equities in Underwriting Pools and Associations; and
   (c) loss reserves, unearned premium reserves, funds withheld, reinsurance recoverable, ceded balances payable and retroactive reinsurance are recorded on a gross basis. As of December 31, 2007 and 2006, the Company's interest in the AIUOA amounted to $1,211,817 and $858,614, respectively, gross of the following amounts, after consideration of the National Union inter-company pooling agreement.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   ------------------------------------------------------------------------
   As of December 31,                                      2007      2006
   ------------------------------------------------------------------------
   Loss and LAE reserves..............................   $876,280  $778,277
   Unearned premium reserves..........................   $355,239  $337,926
   Funds held.........................................   $ 23,885  $ 17,712
   Ceded balances payable.............................   $103,406         +
   Reinsurance recoverable............................   $(39,825)        +
   Retroactive reinsurance............................   $   (967)        +
   ========================================================================

--------
+ Beginning December 31, 2007, the Company increased the accounts recorded in connection with AIUOA to facilitate the detailed reporting in Schedule F.

   Additionally, the Company holds 4.5% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2007 and 2006, the Company's interest in AIG Europe S.A. amounted to $29,541 and $32,575, respectively.

C. Guarantee Arrangements
   ----------------------

   The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

   The guarantees are not expected to have a material effect upon the Company's surplus as the guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

   The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The guarantees that were in effect as of December 31, 2007 are included in the table below:

-----------------------------------------------------------------------------------------------------------------------------
                                                                 Date    Policyholder's   Invested   Estimated Policyholder's
Guaranteed Company                                              Issued    Obligations      Assets      Loss       Surplus
-----------------------------------------------------------------------------------------------------------------------------
AIG Hawaii Insurance Company, Inc......................        11/05/97   $     96,532  $    135,374   $  --     $    64,747
American International Insurance Company...............        11/05/97        339,348       607,588      --         367,164
AIG Mexico Seguros Interamericana, S.A. de C.V.........        12/15/97        146,257        89,058      --          93,151**
American International Insurance Company of
  California, Inc......................................        12/15/97        299,821        46,504      --          23,448
American International Insurance Company of New
  Jersey...............................................        12/15/97        102,911        45,221      --          30,214
AIG Advantage Insurance Company (formerly Minnesota
  Ins. Co.)............................................        12/15/97         38,748        48,482      --          22,398
Landmark Insurance Company, Ltd. (UK).................. (++) * 03/02/98        249,656     1,003,935      --       3,278,309
AIG Europe S.A.........................................        03/02/98      3,140,742     1,788,335      --       1,207,946**
AIG Edison Life Insurance Company......................        09/15/98     20,585,832    21,803,000      --       2,253,372
AIG SunAmerica Life Assurance Company.................. (+) *  01/04/99      3,976,384     4,815,099      --       1,154,680
First SunAmerica Life Insurance Company................     *  01/04/99      5,217,065     5,587,285      --         503,904
SunAmerica Life Insurance Company...................... (+) *  01/04/99     27,608,239    38,660,176      --       4,721,343
AIG Europe (Netherlands) N.V...........................        11/01/02        925,381       218,192      --         165,744**
American General Life Insurance Company................  (+)   03/03/03     30,797,466    29,036,959      --       3,206,772
American General Life and Accident Insurance
  Company..............................................        03/03/03      7,891,174     8,817,084      --         546,887
The United States Life Insurance Company of the City of
  NY...................................................        03/03/03      4,326,164     4,954,397      --         510,596
The Variable Annuity Life Insurance Company............  (+)   03/03/03     29,260,035    33,967,669      --       3,631,737
AIG Czech Republic Posjistovna, A.S....................        03/03/03              5            --      --          30,860**
Lloyd's Syndicate 1414.................................            (+++)       454,396       898,412      --         203,632**
-----------------------------------------------------------------------------------------------------------------------------
Total guarantees.......................................                   $135,456,156  $152,522,770   $  --     $22,016,904
=============================================================================================================================

--------
+ This guarantee was terminated as to policies written after December 29, 2006.
++ This guarantee was terminated as to policies written after November 30, 2007.
+++ Guarantees issued on 12/15/04 and 1/20/05 were terminated on 10/31/07.
    Guarantee issued on 11/1/02 is still in effect.
* The guaranteed company is also backed by a support agreement issued by AIG. ** Policyholders' surplus is based on local GAAP financial statements.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


D. Investments in Affiliates

   As of December 31, 2007 and 2006, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows. The 2007 balance is net of $2,310 of non-admitted balances.

-----------------------------------------------------------------------------------------------
                                                             Carrying Value at
                                       Ownership Actual Cost    December 31,   Change in Equity
Affiliated Common Stock Investments     Percent     2007            2007             2007
-----------------------------------------------------------------------------------------------
AIG Hawaii Insurance Company, Inc.....  100.00%   $ 10,000      $   64,747        $  (4,865)
AIG Non Life Holding Company (Japan),
  Inc.................................  100.00%    124,477         245,157         (155,861)
American International Realty
  Corporation.........................   31.47%     37,771          50,423            6,379
Eastgreen, Inc........................   13.42%     12,804           9,991           (4,231)
Pine Street Real Estate Holdings
  Corporation.........................   31.47%      5,445              --           (2,816)(a)
AIG Mexico Industrial, L.L.C..........   49.00%      8,725           8,959            6,517
American International Life Assurance
  Company.............................    0.00%         --              --         (157,619)
American International Insurance
  Company.............................   25.00%     25,000          91,791            2,334
AIG Claim Service, Inc................    0.00%         --              --          (46,675)
Transatlantic Holdings, Inc...........   33.34%     34,068       1,226,758          178,435
21st Century Insurance Group..........   16.30%    240,668         107,966          (84,630)
-----------------------------------------------------------------------------------------------
Total common stocks - affiliates......            $498,958      $1,805,792        $(263,032)
===============================================================================================

--------
(a)  Balance not admitted

-----------------------------------------------------------------------------------------------
                                                             Carrying Value at
                                       Ownership Actual Cost   December 31,    Change in Equity
Affiliated Common Stock Investments     Percent     2006           2006              2006
-----------------------------------------------------------------------------------------------
AIG Hawaii Insurance Company, Inc.....  100.00%   $ 10,000      $   69,612         $  9,783
AIG Non Life Holding Company (Japan),
  Inc.................................  100.00%    124,477         401,018           69,103
American International Realty
  Corporation.........................   31.47%     29,581          44,044           18,696
Eastgreen, Inc........................   13.42%     12,804          14,222              287
Pine Street Real Estate Holdings
  Corporation.........................   31.47%      5,445           2,816          (18,531)
AIG Mexico Industrial, L.L.C..........   49.00%      9,463           2,442            1,425
American International Life Assurance
  Company.............................   22.48%     70,387         157,619            1,090
American International Insurance
  Company.............................   25.00%     25,000          89,457           13,559
AIG Claim Service, Inc................   50.00%     48,962          46,675          (12,204)
Transatlantic Holdings, Inc...........   33.34%     34,055       1,048,323          (86,094)
21st Century Insurance Group..........   16.65%    240,668         192,596           16,041
-----------------------------------------------------------------------------------------------
Total common stocks - affiliates......            $610,842      $2,068,824         $ 13,155
===============================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly traded affiliates which are based on quoted market values, less a discount as prescribed by NAIC SAP (see Note 2).

   The remaining equity interest in these investments, except for Transatlantic Holdings, Inc., is owned by other affiliated companies, which are wholly-owned by the Ultimate Parent.

   On May 15, 2007, the Company's Ultimate Parent entered into a definitive merger agreement with 21st Century Insurance Group (21st Century) to acquire the outstanding 39.3% publicly held shares of 21st Century for $22.00 per share in cash. On that date, the Ultimate Parent and its subsidiaries owned approximately 60.7% of the outstanding shares of 21st Century, including approximately 16.3% of the outstanding shares that are owned by the Company. On September 27, 2007, the Company's Ultimate Parent completed the merger, the Ultimate Parent and its subsidiaries owned 100% of 21st Century and 21st Century requested that the New York Stock Exchange delist its shares. On December 31, 2007, the Ultimate Parent contributed its 39.3% interest in 21st Century Insurance Group to certain of its other subsidiaries. The Company's ownership percentage did not change. Under applicable statutory accounting principles, the Company's carrying value of its investment in 21st Century was revalued from quoted market value less a discount to a statutory net worth basis, resulting in a decrease of approximately $115,610 to the Company's June 30, 2007 policyholder's surplus.

   The Company has ownership interests in certain affiliated real estate holding companies. From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2007 and 2006, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0% amounted to $1,368,930 and $1,032,694, respectively.

   During 2007, the Company realized gains of $130,801 from the sale of American International Life Assurance Company and AIG Domestic Claims.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


E. Other Related Party Transactions

   The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2007 and 2006 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2007 and 2006 and all capital contributions and dividends.

---------------------------------------------------------------------------------------------------
                                                   Assets Received by      Assets Transferred by
                                                       the Company              the Company
---------------------------------------------------------------------------------------------------
  Date of       Explanation of        Name of     Statement
Transaction      Transaction         Affiliate      Value   Description Statement Value Description
---------------------------------------------------------------------------------------------------
 03/19/07         Bond sale             NHIC      $ 28,555     Cash        $ 28,555        Bond
 03/19/07         Bond sale         AIG Casualty    67,801     Cash          67,801        Bond
 03/19/07         Bond sale             C&I         36,452     Cash          36,452        Bond
 03/19/07         Bond sale             ISOP        59,458     Cash          58,121        Bond
 03/19/07         Bond sale          Lexington     139,013     Cash         137,416        Bond
 03/23/07         Bond sale          AIG Excess     25,556     Cash          24,981        Bond
 03/30/07          Dividend            AIGCIG           --      --          500,000        Cash
 05/31/07          Dividend            AIGCIG           --      --           75,000        Cash
 12/03/07          Dividend            AIGCIG           --      --           40,000        Cash
 08/30/07   Purchase of investment     AIGSL       136,735     Bonds        138,478        Cash
 12/17/07   Sale of investment (1)      AIG        191,000     Cash         191,000     Investment
 12/17/07   Sale of investment (2) National Union   59,000     Cash          59,000     Investment
 10/24/07    Capital contribution      AIGCIG        1,840    In kind            --         --
 12/31/07    Capital contribution      AIGCIG          105    In kind            --         --
 12/31/07    Capital contribution       AIG        160,000    In kind            --         --

--------
(1)  Sale of American International Life Assurance Company to AIG
(2)  Sale of AIG Domestic Claims to National Union
AIGSL: AIG Security Lending

------------------------------------------------------------------------------------------
                                          Assets Received by      Assets Transferred by
                                             the Company               the Company
------------------------------------------------------------------------------------------
  Date of    Explanation of    Name of  Statement
Transaction   Transaction     Affiliate   Value    Description Statement Value Description
------------------------------------------------------------------------------------------
06/29/2006  Loan Satisfaction A100 LLC  $1,170,421    Cash           $--           n/a
06/29/2006  Loan Satisfaction  AIRCO    $  239,966    Cash           $--           n/a
------------------------------------------------------------------------------------------

   The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess Reinsurance Company Ltd. (Union Excess) and Richmond Insurance Company (Barbados) Limited (Richmond) are treated as affiliated.

   The Company did not change its methods of establishing terms regarding any affiliate transactions during the years ended December 31, 2007, 2006 and 2005.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   In the ordinary course of business, the Company utilizes AIG Technology, Inc., AIG Global Investment Corp., and AIG Domestic Claims, Inc. for data center systems, investment services, salvage and subrogation, and claims management, respectively. In connection with these services, the fees incurred by the Company to these affiliates during 2007, 2006 and 2005 are outlined in the table below:

   ---------------------------------------------------------------------------
   For the years ended December 31,                  2007     2006     2005
   ---------------------------------------------------------------------------
   AIG Technology, Inc............................ $ 28,562 $ 24,562 $ 24,421
   AIG Global Investment Corp.....................    7,273    6,047    3,668
   AIG Domestic Claims, Inc.......................  109,925  117,231  117,437
   ---------------------------------------------------------------------------
   Total.......................................... $145,760 $147,840 $145,526
   ===========================================================================

   As of December 31, 2007 and 2006, short-term investments included amounts invested in the AIG Managed Money Market Fund of $126,534 and $100,915, respectively.

   Federal and foreign income taxes recoverable from AIG as of December 31, 2007 and 2006 amounted to $143,717 and $63,569, respectively.

   During 2007 and 2005, the Company sold premium receivables without recourse to AI Credit Corporation and recorded losses on these transactions as follows.

     ---------------------------------------------------------------------
     As of December 31,                               2007   2006   2005
     ---------------------------------------------------------------------
     Accounts receivable sold....................... $53,865 $--  $191,606
     Losses recorded................................   1,605  --     3,436
     ---------------------------------------------------------------------

   There were no premium receivable sales in 2006.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   As of December 31, 2007 and 2006, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):

     ----------------------------------------------------------------------
     As of December 31,                                   2007      2006
     ----------------------------------------------------------------------
     Balances with pool member companies............... $ 48,873 $1,449,305
     Balances less than 0.5% of admitted assets........  103,311     98,281
     ----------------------------------------------------------------------
     Payable to parent, subsidiaries and affiliates.... $152,184 $1,547,586
     ======================================================================
     Balances with pool member companies............... $113,001 $1,434,952
     Balances less than 0.5% of admitted assets........    2,694     49,603
     ----------------------------------------------------------------------
     Receivable from parent, subsidiaries and
       affiliates...................................... $115,695 $1,484,555
     ======================================================================

On March 31, 2005 the Company and certain of its affiliates entered into a settlement agreement with an insured to release all the asbestos claims and other products coverage potentially available under the applicable insurance policies by making specified payments to the insured on a quarterly basis from March 2005 to December 2016. On March 31, 2006 the insured entered into a receivable sale agreement with A.I. Credit Corporation. (a wholly owned AIG subsidiary) to purchase the insured's March 2006 to March 2010 receivables of $117,000 for $100,000. On June 8, 2008 the insured entered into a further receivable sale agreement with A.I. Credit Corporation to purchase the insured's June 2010 to March 2013 receivables of $130,000 for $97,321.

NOTE 6 - REINSURANCE
--------------------

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


During 2007, 2006 and 2005, the Company's net premiums written and net premiums earned were comprised of the following:

For the years ended December 31,          2007                    2006                     2005
---------------------------------------------------------------------------------------------------------
                                   Written     Earned      Written     Earned      Written      Earned
---------------------------------------------------------------------------------------------------------
 Direct premiums................ $ 6,744,997 $ 7,388,935 $ 7,514,507 $ 7,180,260 $ 6,522,919 $ 6,219,261
 Reinsurance premiums assumed:
    Affiliates..................  11,006,993  11,024,337  11,336,822  11,001,341  11,104,687  11,235,985
    Non-affiliates..............     173,756     107,304      48,750     243,681      23,903    (176,461)
---------------------------------------------------------------------------------------------------------
        Gross premiums..........  17,925,746  18,520,576  18,900,079  18,425,282  17,651,509  17,278,785
---------------------------------------------------------------------------------------------------------
 Reinsurance premiums ceded:
    Affiliates..................   9,049,872   9,598,801   9,833,954   9,534,749   9,252,497   9,022,390
    Non-affiliates..............   1,215,889   1,218,759   1,182,156   1,190,522   1,247,759   1,210,575
---------------------------------------------------------------------------------------------------------
        Net premiums............ $ 7,659,985 $ 7,703,016 $ 7,883,969 $ 7,700,011 $ 7,151,253 $ 7,045,820
=========================================================================================================

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2007 and 2006 with the return of the unearned premium reserve is as follows:

                      Assumed Reinsurance    Ceded Reinsurance            Net
---------------------------------------------------------------------------------------
                      Unearned              Unearned              Unearned
                      Premium   Commission  Premium   Commission  Premium    Commission
                      Reserves    Equity    Reserves    Equity    Reserves     Equity
--------------------------------------------------------------------------------------
December 31, 2007
   Affiliates....... $5,562,341  $646,155  $3,295,177  $372,259  $2,267,164   $273,896
   Non-affiliates...     78,003     9,061     493,629    55,766    (415,626)   (46,705)
--------------------------------------------------------------------------------------
   Totals........... $5,640,344  $655,216  $3,788,806  $428,025  $1,851,538   $227,191
======================================================================================
December 31, 2006
   Affiliates....... $5,579,685  $675,713  $3,844,106  $423,050  $1,735,579   $252,663
   Non-affiliates...     11,551     1,399     496,499    54,641    (484,948)   (53,242)
--------------------------------------------------------------------------------------
   Totals........... $5,591,236  $677,112  $4,340,605  $477,691  $1,250,631   $199,421
======================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


As of December 31, 2007 and 2006 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

    -----------------------------------------------------------------------
                                         Unearned  Paid Losses Reserves for
                                         Premium       and      Losses and
                                         Reserves      LAE         LAE
    -----------------------------------------------------------------------
    December 31, 2007
       Affiliates...................... $3,295,177  $195,333   $15,139,495
       Non-affiliates..................    493,629   405,240     2,668,848
    -----------------------------------------------------------------------
       Total........................... $3,788,806  $600,573   $17,808,343
    =======================================================================
    December 31, 2006
       Affiliates...................... $3,844,106  $ 82,387   $14,899,524
       Non-affiliates..................    496,499   405,856     2,873,315
    -----------------------------------------------------------------------
       Total........................... $4,340,605  $488,243   $17,772,839
    =======================================================================

The Company's unsecured reinsurance recoverables as of December 31, 2007 in excess of 3.0% of its capital and surplus is set forth in the table below:

  ---------------------------------------------------------------------------
                                                         NAIC Co.
  Reinsurer                                                Code     Amount
  ---------------------------------------------------------------------------
  Affilliates:
     National Union Pool................................          $15,376,524
     American International Underwriters Overseas, Ltd..     --       422,355
     American International Insurance Company...........  32220       395,324
     Transatlantic Reinsurance Company..................  19453       275,284
     New Hampshire Indemnity Company....................  23833       165,096
     AIG Global Trade and Political Risk Insurance Co...  10651       149,420
     American International Life Assurance Co. NY (US)..  60607        25,395
     United Guaranty Insurance Company..................  11715        11,406
     Hartford Steam Boiler Inspection and Insurance Co..  11452         9,316
     Audubon Insurance Company..........................  19933         6,563
     AIG Excess Liability Insurance Company, Ltd........  10932         2,629
     Ascot Syndicate Lloyds 1414........................     --         1,520
     AIUOA..............................................     --         1,314
     AIG General Ins Co (Thailand) (F/Universal)........     --         1,271
     Other affiliates below $1.0 million................     --         4,537
  ---------------------------------------------------------------------------
         Total affiliates...............................          $16,847,954
  ---------------------------------------------------------------------------
     Swiss Re Group.....................................     --       248,811
  ---------------------------------------------------------------------------
         Total non affiliates...........................              248,811
  ---------------------------------------------------------------------------
     Total affiliates and non affiliates................          $17,096,765
  ===========================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


During 2007, 2006 and 2005, the Company reported in its Statements of Income $144, $12,318 and $43,141, respectively, of statutory underwriting losses, which were comprised of premiums earned of $0, $0 and $(1,710), respectively, less losses incurred of $144, $12,318 and $41,431, respectively, as a result of commutations with the following reinsurers:

    -----------------------------------------------------------------------
    Company                                            2007  2006    2005
    -----------------------------------------------------------------------
    Trenwick America.................................. $ -- $ 8,280 $    --
    Alea Group........................................   --   2,432      --
    SCOR Reinsurance Company..........................   --      --  42,442
    Other reinsurers below $1 million.................  144   1,606     699
    Total............................................. $144 $12,318 $43,141
    =======================================================================

As of December 31, 2007 and 2006, the Company had reinsurance recoverables on paid losses in dispute of $81,670 and $78,472, respectively.

During 2007, 2006 and 2005, the Company wrote-off reinsurance recoverables balances of $13,734, $30,849 and $65,282, respectively.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2007 and 2006, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

  ---------------------------------------------------------------------------
                                            2007                 2006
  ---------------------------------------------------------------------------
                                     Assumed     Ceded    Assumed     Ceded
  ---------------------------------------------------------------------------
  Reserves transferred:

     Initial reserves.............. $ 216,347  $453,727  $ 216,347  $453,727
     Adjustments--prior year(s)....  (173,698)  (25,147)  (171,243)  (33,563)
     Adjustments--current year.....    15,598    16,474     (2,455)    8,416
  ---------------------------------------------------------------------------
     Balance as of December 31,....    58,247   445,054     42,649   428,580
  ---------------------------------------------------------------------------

  Paid losses recovered:

     Prior year(s).................    19,407   367,297     12,212   355,120
     Current year..................     8,354    12,448      7,195    12,177
  --------------------------------------------------------------------------
     Total recovered as of
       December 31,................    27,761   379,745     19,407   367,297
  --------------------------------------------------------------------------
     Carried reserves as of
       December 31,................ $  30,486  $ 65,309  $  23,242  $ 61,283
  ==========================================================================
  Consideration paid or received:

     Initial reserves.............. $ 201,597  $276,437  $ 201,597  $276,437
     Adjustments--prior year(s)....  (180,015)  (14,331)  (180,000)  (18,869)
     Adjustments--current year.....       133       431        (15)    4,538
  --------------------------------------------------------------------------
     Total paid as of December 31,. $  21,715  $262,537  $  21,582  $262,106
  ==========================================================================

                                     Assumed     Ceded    Assumed     Ceded
  --------------------------------------------------------------------------
  Special surplus from
    retroactive reinsurance:

     Initial surplus gain or loss
       realized.................... $      --  $ 47,559  $      --  $ 47,559
     Adjustments--prior year(s)....        --     2,289         --    20,548
     Adjustments--current year.....        --      (515)        --   (18,260)
  --------------------------------------------------------------------------
     Balance as of December 31,
       2007........................ $      --  $ 49,333  $      --  $ 49,847
  ==========================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

The Company's retroactive reinsurance balance (by reinsurer) as of December 31, 2007, is set forth in the table below:

                                                        2007            2006
----------------------------------------------------------------------------------
Reinsurer                                          Assumed  Ceded  Assumed  Ceded
----------------------------------------------------------------------------------
   American International Reins. Co............... $    -- $44,140         $45,664
   American International Specialty Lines
     Insurance Company............................  26,275      --  17,247
   AXA Corporate Solutions........................      --   1,354
   Commerce and Industry Insurance Company of
     Canada.......................................   4,174      --   5,930
   Lyndon Property Ins. Company...................      --   1,142           1,780
   PEG Reinsurance Co.............................      --  13,978           8,830
   All other reinsurers less than $1.0 million....      37   4,695      65   5,009
----------------------------------------------------------------------------------
   Total.......................................... $30,486 $65,309 $23,242 $61,283
==================================================================================

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES
--------------------------------------------------

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


As of December 31, 2007 and 2006, the Company's deposit assets and liabilities were comprised of the following:

                                                                  Deposit    Deposit   Funds Held Funds Held
                                                                  Assets   Liabilities   Assets   Liabilities
-------------------------------------------------------------------------------------------------------------
December 31, 2007:
   Direct........................................................ $     --  $ 95,122    $    --    $     --
   Assumed.......................................................       --    94,389     98,917          --
   Ceded.........................................................  751,468        --         --     695,928
-------------------------------------------------------------------------------------------------------------
   Total......................................................... $751,468  $189,511    $98,917    $695,928
=============================================================================================================

                                                                  Deposit    Deposit   Funds Held Funds Held
                                                                  Assets   Liabilities   Assets   Liabilities
-------------------------------------------------------------------------------------------------------------
December 31, 2006:
   Direct........................................................ $     --  $ 77,954    $    --    $     --
   Assumed.......................................................       --    94,342     94,279          --
   Ceded.........................................................  809,537        --         --     703,508
-------------------------------------------------------------------------------------------------------------
   Total......................................................... $809,537  $172,296    $94,279    $703,508
=============================================================================================================

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2007 and 2006 is set forth in the table below:

                                                                           2007                   2006
----------------------------------------------------------------------------------------------------------------
                                                                   Deposit     Deposit    Deposit      Deposit
                                                                    Assets   Liabilities   Assets    Liabilities
----------------------------------------------------------------------------------------------------------------
Balance at January 1                                              $ 809,537   $172,296   $1,336,343  $  486,910
   Deposit activity, including loss recoveries...................  (106,254)    17,935     (654,672)   (343,610)
   Interest income or expense, net of amortization of margin.....    39,148       (720)     113,438      28,996
   Non-admitted asset portion....................................     9,037         --       14,428          --
----------------------------------------------------------------------------------------------------------------
Balance as of December 31........................................ $ 751,468   $189,511   $  809,537  $  172,296
================================================================================================================

                                                                           2007                   2006
----------------------------------------------------------------------------------------------------------------
                                                                  Funds Held Funds Held  Funds Held  Funds Held
                                                                    Assets   Liabilities   Assets    Liabilities
----------------------------------------------------------------------------------------------------------------
Balance at January 1............................................. $  94,279   $703,508   $  432,987  $1,006,426
   Contributions.................................................     4,664      1,016           --      60,915
   Withdrawals...................................................       (26)   (54,096)    (355,065)   (422,715)
   Interest......................................................        --     45,500       16,357      58,882
----------------------------------------------------------------------------------------------------------------
Balance as of December 31........................................ $  98,917   $695,928   $   94,279  $  703,508
================================================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


As of December 31, 2007 and 2006, the deposit assets with related parties, mostly reinsurance transactions with Union Excess, amounted to $611,039 and $630,370, respectively.

During 2007 and 2006, loss recoveries from Union Excess resulted in a decrease in deposit accounting assets of $50,593 and $406,719, respectively, and funds held on deposit accounting liability of $1,347 and $273,291, respectively. During 2006, the Company commuted $40,267 of the deposit assets and $40,267 of the funds held on deposit accounting liability with Union Excess with no impact to net income.

During 2006, the Company commuted contracts that were accounted for as deposit accounting. The largest commutations resulted in a decline in the following: deposit accounting assets-$97,009, funds held on deposit accounting-$332,073, deposit accounting liability-$314,735 and funds held on deposit accounting liability-$82,054.

NOTE 9 - FEDERAL INCOME TAXES
-----------------------------

The Company files a consolidated U.S. federal income tax return with the Ultimate Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Ultimate Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Ultimate Parent for tax benefits relating to any net losses or any tax credit of the Company utilized in filing the consolidated return. The federal income tax recoverables in the accompanying Statements of Admitted Assets were due from the Ultimate Parent. As of December 31, 2007 and 2006, the U.S. federal income tax rate applicable to ordinary income was 35.0%.

The components of the Company's net deferred tax assets/liabilities as of December 31, 2007 and 2006 are as follows:

   ------------------------------------------------------------------------
   As of December 31,                                    2007        2006
   ------------------------------------------------------------------------
   Gross deferred tax assets......................... $1,205,925  $1,236,352
   Gross deferred tax liabilities....................    526,581     351,266
   ------------------------------------------------------------------------
   Net deferred tax assets/liabilities...............    679,344     885,086
   Non-admitted deferred tax assets in accordance
     with SSAP No.10, income taxes...................    296,766     463,186
   ------------------------------------------------------------------------
   Net admitted deferred tax assets                   $  382,578  $  421,900
   ========================================================================
   Increase in non-admitted deferred tax assets
      Adjustment to December 31, 2006 Surplus........    (83,683)
   Change in non-admitted deferred tax
     assets-current year............................. $  250,103
   ------------------------------------------------------------------------
   Change in non-admitted deferred tax assets........ $  166,420
   ========================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


During 2007, 2006 and 2005, the Company's current federal income tax expense (benefit) was comprised of the following:

-----------------------------------------------------------------------------------------
For the years ended December 31,                               2007     2006      2005
-----------------------------------------------------------------------------------------
Income tax expense (benefit) on net underwriting and net
  investment income......................................... $309,946 $261,144 $(252,358)
Federal income tax adjustment-prior year....................   38,413    2,119     9,311
-----------------------------------------------------------------------------------------
Current income tax expense (benefit)........................ $348,359 $263,263 $(243,047)
=========================================================================================

Income tax on realized capital gains........................ $ 29,141 $ 29,092 $  20,492
=========================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The composition of the Company's net deferred tax assets as of December 31, 2007 and 2006, and changes in deferred income taxes for 2007 is set forth in the table below:

-------------------------------------------------------------------------------------------------
As of December 31,                                                2007        2006       Change
-------------------------------------------------------------------------------------------------
Deferred Tax Assets...........................................
   Loss reserve discount...................................... $  402,282  $  476,856  $ (74,574)
   Non-admitted assets........................................    208,445     160,128     48,317
   Unearned premium reserve...................................    313,279     316,291     (3,012)
   Partnership adjustments....................................     40,925      33,192      7,733
   Bad debt...................................................    151,901     183,902    (32,001)
   Other temporary difference.................................     89,093      65,983     23,110
-------------------------------------------------------------------------------------------------
       Gross deferred tax assets..............................  1,205,925   1,236,352    (30,427)
     Non-admitted deferred tax assets.........................   (296,766)   (546,869)   250,103
     Non-admitted deferred tax assets-Adj to Dec 31 2006
       surplus................................................         --      83,683    (83,683)
-------------------------------------------------------------------------------------------------
       Admitted deferred tax assets...........................    909,159     773,166    135,993
-------------------------------------------------------------------------------------------------
Deferred tax liabilities......................................
   Unrealized capital gains...................................   (393,879)   (236,490)  (157,389)
   Deferred tax remediation-Adj to Dec 31, 2006 surplus.......         --     (83,683)    83,683
   Partnership adjustments....................................    (67,403)     (7,437)   (59,966)
   Other temporary differences................................    (65,299)    (23,656)   (41,643)
-------------------------------------------------------------------------------------------------
   Gross deferred tax liabilities.............................   (526,581)   (351,266)  (175,315)
-------------------------------------------------------------------------------------------------
       Net admitted deferred tax assets....................... $  382,578  $  421,900  $ (39,322)
=================================================================================================
   Gross deferred tax assets.................................. $1,205,925  $1,236,352  $ (30,427)
   Gross deferred tax liabilities.............................   (526,581)   (351,266)  (175,315)
-------------------------------------------------------------------------------------------------
   Net deferred tax assets.................................... $  679,344  $  885,086  $(205,742)
=================================================================================================
   Income tax effect of unrealized capital (gains)/losses.....                           157,389
   Income tax effect of unrealized capital (gains) / losses
     -remediation adjustments.................................                           (25,438)
-------------------------------------------------------------------------------------------------
   Change in net deferred income taxes........................                         $ (73,791)
=================================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The actual tax expense on income from operations differs from the tax expense calculated at the statutory tax rate. A reconciliation of the Company's income tax expense and the significant items causing this difference for the year ended December 31, 2007, 2006 and 2005 are as follows:

                                                            2007                   2006                  2005
---------------------------------------------------------------------------------------------------------------------
                                                     Amount    Tax Effect   Amount    Tax Effect   Amount   Tax Effect
---------------------------------------------------------------------------------------------------------------------
Income before federal income taxes and capital
  gain taxes...................................... $1,725,242  $ 603,835  $1,271,556  $ 445,045  $(408,280) $(142,898)
Book to tax adjustments:
   Tax exempt income and dividends received
     deduction, net of proration..................   (543,812)  (190,334)   (455,068)  (159,274)  (296,930)  (103,926)
   Intercompany dividends.........................     (5,993)    (2,097)    (21,938)    (7,678)   (11,240)    (3,934)
   Meals and entertainment........................      1,749        612          --         --         --         --
   Non-deductible penalties.......................      1,508        528          --         --         --         --
   Change in non-admitted assets..................   (138,048)   (48,317)    132,784     46,474    (54,557)   (19,095)
   Federal income tax adjustment--prior year......         --     55,224          --         --         --     (9,311)
   Remediation adjustments........................         --         --     (17,777)    (6,222)  (103,837)   (36,343)
   Change in tax reserves.........................         --         --          --         --         --    (21,763)
   Change in tax position.........................         --     31,840          --         --         --         --
   Foreign tax credits............................         --         --          --    (14,104)        --    (52,544)
   Other..........................................         --         --          --      1,384         --        631
---------------------------------------------------------------------------------------------------------------------
   Total book to tax adjustments..................   (684,596)  (152,544)   (361,999)  (139,420)  (466,564)  (246,285)
---------------------------------------------------------------------------------------------------------------------
Federal taxable income............................ $1,040,646  $ 451,291  $  909,557  $ 305,625  $(874,844) $(389,183)
=====================================================================================================================

Current federal income tax expense................             $ 348,359              $ 263,263             $(243,047)
Income tax on net realized capital gains..........                29,141                 29,092                20,492
Change in deferred income taxes...................                73,791                 13,270              (166,628)
                                                               ---------              ---------             ---------
Total federal income tax benefit..................             $ 451,291              $ 305,625             $(389,183)
                                                               =========              =========             =========

The amount of federal income taxes incurred and available for recoupment in the event of future net operating losses for tax purposes is set forth in the table below:

--------------------------------------------------------------------------------

     ----------------------------------------------------------------------
     Current year                                                 $ 225,980
     ------------                                                 ---------
     First preceding year........................................ $188,321
     ----------------------------------------------------------------------

The Company had no unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2007, 2006 and 2005. Federal income taxes paid to (recovered from) the Ultimate Parent amounted to $231,602 during 2007 and $372,256 during 2006.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

          ------------------------------------------------------------
          Gross unrecognized tax benefits at January 1,         2007
          ------------------------------------------------------------
             Increases in tax positions for prior years....... $ 3,527
             Decreases in tax positions for prior years.......  33,171
             Increases in tax positions for current years.....      --
             Lapse in statute of limitations..................      --
             Settlements......................................      --
          ------------------------------------------------------------
          Gross unrecognized tax benefits at December 31, 2007 $36,698
          ============================================================

At December 31, 2007, the Company's unrecognized tax benefits, excluding interest and penalties, were $36,698. The amount of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $36,698.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At January 1, 2007 and December 31, 2007, the Company had accrued $727 and $6,868 respectively, for the payment of interest and penalties. For the year ended December 31, 2007, the Company recognized $6,141 of interest and penalties in the Statement of Income.

The Company does not believe that there will be a material change to the balance of unrecognized tax benefit within the next twelve months.

Listed below are the tax years that remain subject to examination by major tax jurisdictions:

                     Major Tax Jurisdictions Open Tax Years
                     --------------------------------------
                          United States.....   1997-2006

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS
--------------------------------------------------------------

A. Pension
   -------

   Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

   AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

   Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro-rata portion of the total projected benefit payable at normal retirement to each year of credited service.

   The following table sets forth the funded status of the AIG US retirement plan, valued in accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 89, entitled Accounting for Pensions.

   --------------------------------------------------------
   As of December 31,                   2007       2006
   --------------------------------------------------------
   Fair value of plan assets........ $3,004,869 $2,637,415
   Less projected benefit obligation  2,719,971  2,673,615
   --------------------------------------------------------
   Funded status.................... $  284,898 $  (36,200)
   ========================================================

   The Company's share of net expense for the qualified pension plan was $5,001, $9,000 and $6,500 for the years ended December 31, 2007, 2006 and
   2005, respectively.

   The Company also operates several defined benefit plans at the Japan branch. These plans are generally based on either the employees' years of credited service and compensation in the years preceding retirement or on points accumulated based on the employee's job grade and other factors during each year of service. As of December 31, 2007 and 2006, the Company recorded in other liabilities its pension liabilities which amounted to $6,018 and $2,705, respectively.

B. Postretirement Benefit Plans
   ----------------------------

   AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

   Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over. AIG's U.S. postretirement medical and life insurance benefits obligations, valued in accordance with NAIC Statement of Statutory Accounting Principles
   (SSAP) No. 11, entitled Postemployment Benefits and Compensated Absences as of December 31, 2007 and 2006 were $190,417 and $184,884, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $310, $282 and $200 for the years ended December 31, 2007, 2006 and 2005, respectively.

   AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

   The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2007, 2006 and 2005 are set forth in the table below:

   -------------------------------------------------------------------------
   As of December 31,                            2007      2006      2005
   -------------------------------------------------------------------------
      Discount rate...........................     6.50%     6.00%     5.50%
      Rate of compensation increase (average).     4.25%     4.25%     4.25%
      Measurement date........................ December  December  December
                                               31, 2007  31, 2006  31, 2005

      Medical cost trend rate.................      N/A       N/A       N/A
   =========================================================================

C. Stock Option and Deferred Compensation Plans
   --------------------------------------------

   Some of the Company's officers and key employees could receive compensation pursuant to awards under several share-based employee compensation plans; AIG 1999 Stock Option Plan, as amended; AIG 1996 Employee Stock Purchase Plan, as amended; AIG 2002 Stock Incentive Plan, as amended under which AIG has issued time-vested restricted stock units and performance restricted stock units; AIG 2007 Stock Incentive Plan, as amended, and the AIG 2005-2006 Deferred Compensation Profit Participation Plan. AIG currently settles share option exercises and other share awards to participants by issuing shares it previously acquired and holds in its treasury account. During 2007, 2006 and 2005, AIG allocated $14,028, $6,242 and $2,177, respectively, of the cost of these stock options and certain other deferred compensation programs to the Company.

D. Post-employment Benefits and Compensated Balances
   -------------------------------------------------

   AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by AIG.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


E. Impact of Medicare Modernization Act on Post Retirement Benefits
   ----------------------------------------------------------------

   On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 was signed into law. The postretirement medical plan benefits provided by the plan are actuarially equivalent to Medicare Part D under the 2003 Medicare Act and eligible for the federal subsidy. Effective January 1, 2007, this subsidy is passed on to the participants through reduced contributions. The expected amount of subsidy that AIG will receive for 2007 is $3,677.

NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS
-------------------------------------------------------

A. Capital and Surplus
   -------------------

The portion of unassigned surplus as of December 31, 2007 and 2006 represented by each item below is as follows:

   -------------------------------------------------------------------------
                                                       2007         2006
   -------------------------------------------------------------------------
   Unrealized gains................................ $2,030,455  $ 2,001,686
   Non-admitted asset values....................... $ (976,915) $(1,161,800)
   Provision for reinsurance....................... $ (115,844) $  (128,824)
   =========================================================================

   During 2005, the board of directors of AIG, authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and loss adjustment expense strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Ultimate
   Parent contributed $1,326,780 in cash to the Company. In connection therewith, at December 31, 2005, the Company reported a receivable of $1,326,780 with its Ultimate Parent and increased its Capital in Excess of Par Value, accordingly. The recognition of this surplus contribution has been approved by the Insurance Department of the State of New York.

   During 2006, the Company settled a previously established tax recoverable with AIG as part of its tax allocation agreement. The settlement occurred prior to the filing of its tax return. Upon completion of its tax filing which was subsequent to December 31, 2007, the Company determined that the settled amount exceeded the actual recoverable by $160,000 resulting in a payable due to AIG by the Company. AIG agreed to forgive this payable resulting in the treatment of this amount as a capital contribution to the Company. This capital contribution has been reflected in the Company's financial position as of December 31, 2007.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


B. Risk-Based Capital Requirements
   -------------------------------

   The NAIC has adopted a Risk-Based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

   In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2007 reporting period.

C. Dividend Restrictions
   ---------------------

   Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2007, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2007) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. As of December 31, 2007, the maximum dividend payment, which may be made without prior approval during 2008, is approximately $729,696.

   Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

   During 2007, the Company paid $615,000 in ordinary dividends to AIGCIG. Refer to Note 5E for additional information.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


NOTE 12 - CONTINGENCIES
-----------------------

A. Legal Proceedings
   -----------------

   The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

   Other legal proceedings include the following:

   AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000 plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. The trial court has stayed all proceedings pending an appeal by the intervening plaintiffs of an order dismissing certain lawyers and law firms who represented parties in the underlying class and derivative actions.

   On September 2, 2005, certain AIG companies including American Home Assurance Company, AIU Insurance Company and New Hampshire Insurance Company (collectively, the AIG Plaintiffs) sued (i) The Robert Plan Corporation
   (RPC), an agency that formerly serviced assigned risk automobile insurance business for the AIG Plaintiffs; (ii) certain affiliates of RPC; and
   (iii) two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Plaintiffs and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. On
   March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. The parties filed cross motions to dismiss various counts of the complaint and counterclaims. These motions were granted in part and denied in part by the court. RPC appealed certain aspects of the court's ruling. That appeal remains pending.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   In July 2007, RPC (along with Eagle Insurance Company (Eagle) and Newark Insurance Corporation (Newark), two of RPC's subsidiary insurance companies) filed a separate complaint in New Jersey alleging claims for fraud and negligent misrepresentation against AIG and the AIG Plaintiffs in connection with certain 2002 contracts. That complaint seeks damages of at least $100,000 unspecified punitive damages, declaratory relief, and imposition of a constructive trust.

   Because Eagle and Newark are in rehabilitation with the Commissioner of the New Jersey Department of Banking and Insurance as rehabilitator, the AIG Parties believe that only the Commissioner - and not RPC - has the authority to direct Eagle and Newark to bring the claims asserted in this action. On December 7, 2007, this action was stayed pending judicial determination of this issue in the Eagle/Newark rehabilitation/liquidation proceeding.

   The AIG Plaintiffs believe RPC's counterclaims, as well as the claims asserted by RPC, Eagle and Newark in the New Jersey action, are without merit and intend to defend them vigorously, but cannot now estimate either the likelihood of prevailing in these actions or the potential damages in the event liability is determined.

   Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and (ii) $343,000 into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of February 29, 2008, eligible policyholders entitled to receive approximately $358,700 (or 95%) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. In accordance with the settlement agreements, all amounts remaining in the Excess Casualty Fund were used by AIG to settle claims from other policyholders relating to such practices.

   Various state regulatory agencies have reviewed certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. On January 29, 2008 AIG reached settlements in connection with these state reviews, subject to court approval, with the Attorneys General of the States of Florida, Hawaii, Maryland, Michigan, Oregon, Texas and West Virginia, the Commonwealths of Massachusetts and Pennsylvania, and the District of Columbia; the Florida Department of Financial Services; and the Florida Office of Insurance Regulation. The settlement agreements call for AIG to pay a total of $12,500 to be allocated among the ten jurisdictions and also require AIG to continue to maintain certain producer compensation disclosure and ongoing

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   compliance initiatives. On March 13, 2008, AIG also reached a settlement with the Pennsylvania Insurance Department, which calls for AIG to provide annual reinsurance reports and maintain certain producer compensation disclosure and ongoing compliance initiatives, and to pay a total of $13,500, $4,400 of which was previously paid to Pennsylvania in connection with prior settlement agreements. It is possible that additional civil or regulatory proceedings will be filed by other state regulators.

   On February 16, 2006, the Attorney General of the State of Minnesota filed a complaint against AIG and certain of its subsidiaries, including the Company, alleging that, beginning no later than 1985, AIG made false statements and reports to Minnesota agencies and regulators, unlawfully reduced AIG's contributions and payments to Minnesota's workers' compensation funds, misreported the character of workers' compensation premiums as general or auto liability premiums, and unlawfully reduced its Minnesota tax obligations. The State of Minnesota sought injunctive relief, damages, penalties and interest. In December 2007, the parties settled the matter, which resolved claims asserted on behalf of the Minnesota Department of Revenue through tax year 2003, the Minnesota Special Compensation Fund through fiscal year 2003 and the Minnesota Attorney General through 2003, without compromising any of the claims of the Minnesota Insurance Guaranty Association, Minnesota Assigned Risk Plan or Minnesota Department of Commerce.

   On May 24, 2007, the National Workers Compensation Reinsurance Pool (the
   Pool), on behalf of its participant members, filed a lawsuit against AIG and certain of its subsidiaries, including the Company, with respect to the underpayment of residual market assessments for workers compensation insurance. On August 6, 2007, the court denied AIG's motion seeking to dismiss or stay the complaints or in the alternative, to transfer to the Southern District of New York. On December 26, 2007, the court denied AIG's motion to dismiss the complaint. AIG filed its answer on January 22, 2008. On February 5, 2008, following agreement of the parties, the court entered an order staying all proceedings; that stay was lifted on March 14, 2008. On March 17, 2008, AIG filed an amended answer, counterclaims, and third-party complaint against the Pool, its board members, and certain of the workers compensation carriers that are members of the Pool. The third-party complaint alleges claims under the Racketeering Influenced and Corrupt Organizations Act, in addition to conspiracy, fraud, and other state law claims. Discovery in this case has been stayed through June 17, 2008.

   A lawsuit filed by the Minnesota Workers Compensation Reinsurance Association and the Minnesota Workers Compensation Insurers Association against AIG and certain of its subsidiaries, including the Company, was dismissed on March 28, 2008. The deadline for the plaintiffs to file a Notice of Appeal from this ruling is April 28, 2008.

   A purported class action was filed in South Carolina federal court on January 25, 2008 against AIG and certain of its subsidiaries on behalf of a class of employers that obtained workers compensation insurance from AIG companies and allegedly paid inflated premiums as a result of AIG's alleged underreporting of workers compensation premiums. The complaint in the action was amended on March 24, 2008, and AIG's deadline to respond is April 14, 2008.

   In April 2007, the National Association of Insurance Commissioners (the
   NAIC) formed a Settlement Review Working Group, directed by the State of Indiana, to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In early 2008, AIG was

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   informed that the Settlement Review Working Group had been disbanded in favor of a multi-state targeted market conduct exam focusing on workers compensation insurance, which is in progress.

   After the NYAG filed its complaint against insurance broker Marsh, policyholders brought multiple federal antitrust and Racketeer Influenced and Corrupt Organizations Act (RICO) class actions in jurisdictions across the nation against insurers and brokers, including AIG and a number of its subsidiaries, alleging that the insurers and brokers engaged in a broad conspiracy to allocate customers, steer business, and rig bids. These actions, including 24 complaints filed in different federal courts naming AIG or an AIG subsidiary as a defendant, were consolidated by the judicial panel on multi-district litigation and transferred to the United States District Court for the District of New Jersey for coordinated pretrial proceedings.

   The consolidated actions have proceeded in that court in two parallel actions, In re Insurance Brokerage Antitrust Litigation (the First Commercial Complaint) and In re Employee Benefit Insurance Brokerage Antitrust Litigation (the First Employee Benefits Complaint, and, together with the First Commercial Complaint, the multi-district litigation).

   The plaintiffs in the First Commercial Complaint were nineteen corporations, individuals and public entities that contracted with the broker defendants for the provision of insurance brokerage services for a variety of insurance needs. The broker defendants were alleged to have placed insurance coverage on the plaintiffs' behalf with a number of insurance companies named as defendants, including certain AIG subsidiaries, including American Home Assurance Company (American Home), AIU Insurance Company, National Union Fire Insurance Company of Pittsburgh, Pa., American International Specialty Lines Insurance Company, Birmingham Fire Insurance Company of Pennsylvania (now known as AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, The Insurance Company of the State of Pennsylvania, American International Insurance Company and The Hartford Steam Boiler Inspection and Insurance Company. The First Commercial Complaint also named ten brokers and fourteen other insurers as defendants (two of which have since settled). The First Commercial Complaint alleged that defendants engaged in a widespread conspiracy to allocate customers through "bid-rigging" and "steering" practices. The First Commercial Complaint also alleged that the insurer defendants permitted brokers to place business with AIG subsidiaries through wholesale intermediaries affiliated with or owned by those same brokers rather than placing the business with AIG subsidiaries directly. Finally, the First Commercial Complaint alleged that the insurer defendants entered into agreements with broker defendants that tied insurance placements to reinsurance placements in order to provide additional compensation to each broker. Plaintiffs asserted that the defendants violated the Sherman Antitrust Act, RICO, the antitrust laws of 48 states and the District of Columbia, and were liable under common law breach of fiduciary duty and unjust enrichment theories. Plaintiffs sought treble damages plus interest and attorneys' fees as a result of the alleged RICO and the Sherman Antitrust Act violations.

   The plaintiffs in the First Employee Benefits Complaint were nine individual employees and corporate and municipal employees alleging claims on behalf of two separate nationwide purported classes: an employee class and an employer class that acquired insurance products from the defendants from August 26, 1994 to the date of any class certification. The First Employee Benefits Complaint named AIG, and certain of its subsidiaries, including American Home, as well as eleven brokers and five other insurers, as defendants. The activities alleged

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   in the First Employee Benefits Complaint, with certain exceptions, tracked the allegations of contingent commissions, bid-rigging and tying made in the First Commercial Complaint.

   On October 3, 2006, Judge Hochberg of the District of New Jersey reserved in part and denied in part motions filed by the insurer defendants and broker defendants to dismiss the multi-district litigation. The Court also ordered the plaintiffs in both actions to file supplemental statements of particularity to elaborate on the allegations in their complaints. Plaintiffs filed their supplemental statements on October 25, 2006, and the AIG defendants, along with other insurer and broker defendants in the two consolidated actions, filed renewed motions to dismiss on November 30, 2006. On February 16, 2007, the case was transferred to Judge Garrett E. Brown, Chief Judge of the District of New Jersey. On April 5, 2007, Chief Judge Brown granted the defendants' renewed motions to dismiss the First Commercial Complaint and First Employee Benefits Complaint with respect to the antitrust and RICO claims. The claims were dismissed without prejudice and the plaintiffs were given 30 days, later extended to 45 days, to file amended complaints. On April 11, 2007, the Court stayed all proceedings, including all discovery, that were part of the multi-district litigation until any renewed motions to dismiss the amended complaints were resolved.

   A number of complaints making allegations similar to those in the First Commercial Complaint have been filed against AIG and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multi-district litigation. The AIG defendants have sought to have state court actions making similar allegations stayed pending resolution of the multi-district litigation proceeding. These efforts have generally been successful, although plaintiffs in one case pending in Texas state court have moved to re-open discovery; a hearing on that motion is scheduled for April 9, 2008. Notably, AIG has recently settled several of the various federal and state actions alleging claims similar to those in the multi-district litigation.

   Plaintiffs filed amended complaints in both In re Insurance Brokerage Antitrust Litigation (the Second Commercial Complaint) and In re Employee Benefit Insurance Brokerage Antitrust Litigation (the Second Employee Benefits Complaint) along with revised particularized statements in both actions on May 22, 2007. The allegations in the Second Commercial Complaint and the Second Employee Benefits Complaint were substantially similar to the allegations in the First Commercial Complaint and First Employee Benefits Complaint, respectively. The complaints also attempted to add several new parties and delete others; the Second Commercial Complaint added two new plaintiffs and twenty seven new defendants (including three new AIG defendants), and the Second Employee Benefits Complaint added eight new plaintiffs and nine new defendants (including two new AIG defendants). The defendants filed motions to dismiss the amended complaints and to strike the newly added parties. The Court granted (without leave to amend) defendants' motions to dismiss the federal antitrust and RICO claims on August 31, 2007 and September 28, 2007, respectively. The Court declined to exercise supplemental jurisdiction over the state law claims in the Second Commercial Complaint and therefore dismissed it in its entirety. On January 14, 2008, the court granted defendants' motion for summary judgment on the ERISA claims in the Second Employee Benefits Complaint and subsequently dismissed the remaining state law claims without prejudice, thereby dismissing the Second Employee Benefits Complaint in its entirety. On February 12, 2008 plaintiffs filed a notice of appeal to the United States Court of Appeals for the Third Circuit with respect to the dismissal of the Second Employee Benefits Complaint. Plaintiffs previously appealed the dismissal of the Second Commercial Complaint to the United States Court of Appeals for the Third Circuit on October 10, 2007.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   Several tag-along actions that were consolidated before Chief Judge Brown are still pending in the District Court. Those actions are currently stayed pending a decision by the court on whether they will proceed during the appeal of the dismissal of the Second Commercial Complaint and the Second Employee Benefits Complaint. On February 19, 2008, Appellants filed their appeal brief with the Third Circuit with respect to the Second Commercial Complaint, and Appellees filed their brief on April 7, 2008. Oral argument has not yet been scheduled in that appeal.

   On August 24, 2007, the Ohio Attorney General filed a complaint in the Ohio Court of Common Pleas against AIG and a number of its subsidiaries, and several other broker and insurer defendants, asserting violation of Ohio's antitrust laws. The complaint, which is similar to the Second Commercial Complaint, alleges that AIG and the other broker and insurer defendants conspired to allocate customers, divide markets, and restrain competition in commercial lines of casualty insurance sold through the broker defendant. The complaint seeks treble damages on behalf of Ohio public purchasers of commercial casualty insurance, disgorgement on behalf of both public and private purchasers of commercial casualty insurance, as well as a $0.5 per day penalty for each day of conspiratorial conduct. AIG, along with other co-defendants, moved to dismiss the complaint on November 16, 2007, and a hearing on the motion to dismiss is currently scheduled for April 29, 2008. Discovery is stayed in the case pending a ruling on the motion to dismiss or until May 15, 2008, whichever occurs first.

   On December 4, 2006, AIG and certain subsidiaries, including the Company, settled numerous arbitrations and litigations between them and the agencies owned by C.V. Starr & Co., Inc. (C.V. Starr), including those relating to the termination of the managing general agency relationships between AIG's subsidiaries and the agencies owned by C.V. Starr, and the use of the "Starr" and "American International" trademarks. The financial terms of the confidential settlement will not have a material adverse effect on the Company's financial position.

   AIG Domestic Claims, Inc. (AIGDC), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, has been named as a defendant in a putative class action lawsuit that is currently pending in the 14th Judicial District Court for the State of Louisiana. Plaintiffs are medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with certain provisions of the Louisiana Any Willing Provider Act (the Act). The complaint seeks monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants are occupationally ill or injured workers whose employers are named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

   On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, AIGDC along with its co-defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative class claims. AIGDC, along with the other defendants in the action, appealed the Court's class certification and

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   jurisdictional ruling.

   On January 25, 2008, plaintiffs and AIGDC agreed to resolve this action on a classwide basis for $28,750. The Court has preliminarily approved the settlement and payment of the settlement funds was made into an escrow account on February 8, 2008. The court will hold a final approval hearing on May 29, 2008. In the meantime, the appeal as to the other defendants remains pending. In the event that the settlement is not finally approved, AIGDC believes that it has meritorious defenses to plaintiffs' claims. The Company is not currently a named party to the lawsuit, and it cannot predict its ultimate liability as an insurer or reinsurer of various workers compensation policies at issue in this matter.

   AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

   Except as may have been otherwise noted above with respect to specific matters, the Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, except as may have been otherwise noted above with respect to specific matters, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B. Asbestos and Environmental Reserves
   -----------------------------------

   The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

   The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

   The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) for the year ended December 31, 2007, 2006 and 2005, gross and net of reinsurance credits, are as follows:

                                                             Asbestos Losses               Environmental Losses
-------------------------------------------------------------------------------------------------------------------
                                                      2007        2006        2005       2007      2006      2005
-------------------------------------------------------------------------------------------------------------------
Direct :
Loss and LAE reserves, beginning of year.......... $1,098,137  $1,087,625  $  693,044  $178,384  $288,676  $256,889
   Incurred losses and LAE........................     34,757     159,878     489,955      (468)  (75,819)   63,051
   Calendar year paid losses and LAE..............   (149,863)   (149,366)    (95,374)  (40,781)  (34,473)  (31,264)
-------------------------------------------------------------------------------------------------------------------
Loss and LAE Reserves, end of year................ $  983,031  $1,098,137  $1,087,625  $137,135  $178,384  $288,676
===================================================================================================================
Assumed:
Loss and LAE reserves, beginning of year.......... $   97,344  $   97,399  $   90,162  $  4,948  $  6,561  $  6,626
   Incurred losses and LAE........................      5,160      14,332      14,722     1,386    (1,462)      830
   Calendar year paid losses and LAE..............    (12,849)    (14,387)     (7,485)     (401)     (151)     (895)
-------------------------------------------------------------------------------------------------------------------
Loss and LAE reserves, end of year................ $   89,655  $   97,344  $   97,399  $  5,933  $  4,948  $  6,561
===================================================================================================================
Net of reinsurance:
Loss and LAE reserves, beginning of year.......... $  533,105  $  518,246  $  348,261  $ 92,210  $134,977  $142,025
   Incurred losses and LAE........................     10,155      83,696     209,273     1,691   (22,324)   16,410
   Calendar year paid losses and LAE..............    (79,170)    (68,837)    (39,288)  (22,273)  (20,443)  (23,458)
-------------------------------------------------------------------------------------------------------------------
Loss and LAE reserves, end of year................ $  464,090  $  533,105  $  518,246  $ 71,628  $ 92,210  $134,977
===================================================================================================================

The amount of ending reserves for Bulk and IBNR included in the table above for Asbestos and Environmental losses is as follows:

                                                        Asbestos Losses         Environmental Losses
------------------------------------------------------------------------------------------------------
                                                     2007     2006     2005    2007    2006     2005
------------------------------------------------------------------------------------------------------
Direct basis...................................... $619,127 $736,453 $780,191 $56,093 $70,439 $126,306
Assumed reinsurance basis.........................   44,945   61,885   61,056   1,191     614    1,383
Net of ceded reinsurance basis....................  296,910  378,726  373,664  25,942  37,524   61,177

The amount of ending reserves for loss adjustment expenses included in the table above for Asbestos and Environmental losses is as follows:

                                                       Asbestos Losses      Environmental Losses
--------------------------------------------------------------------------------------------------
                                                    2007    2006    2005    2007    2006    2005
--------------------------------------------------------------------------------------------------
Direct basis...................................... $68,792 $81,828 $86,688 $24,040 $30,189 $54,131
Assumed reinsurance basis.........................   6,570   6,876   6,784     351     263     593
Net of ceded reinsurance basis....................  34,565  42,081  41,518  10,958  16,082  26,219

Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2007 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

C. Leases
   ------

   The Company is the lessee for office space occupied by it and several affiliates under various non-cancelable operating lease agreements that expire through 2021. Rental expense under these leases is allocated to each affiliate based upon the percentage of space occupied. The total lease expense was $44,783, $38,451 and $34,816 in 2007, 2006 and 2005,
   respectively.

   At January 1, 2008, the minimum annual aggregate rental commitments are as follows:

          2008.............................................. $ 54,090
          2009..............................................   51,789
          2010..............................................   51,290
          2011..............................................   49,518
          2012..............................................   51,631
          Thereafter........................................  333,418
          -----------------------------------------------------------
             Total minimum lease payments................... $591,736
          ===========================================================

   Certain rental commitments have renewal options extending through the year 2031. Some of these renewals are subject to adjustments in future periods.

D. Other Contingencies
   -------------------

   In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

   As of December 31, 2007, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

   In connection therewith, as of December 31, 2007, the Company's loss reserves eliminated by annuities mostly from affiliates amounted to $667,318, and included unrecorded loss contingencies of $802,835.

   As part of its private equity portfolio investment, as of December 31, 2007 the Company may be called upon for an additional capital investment of up to $667,318. The Company expects only a small portion of this portfolio will be called during 2008.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS
-----------------------------------

The Company underwrites a significant concentration of its direct business with brokers.

As of December 31, 2007 and 2006, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,620,497 and $3,833,600, respectively. As of December 31, 2007 and 2006, the amount billed and recoverable on paid claims amounted to $289,629 and $332,913, respectively, of which $16,272 and $19,716, respectively, were non-admitted.

The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2007, 2006 and 2005, policyholder dividends amounted to $123, $1,344 and $19, respectively, and were reported as Other Gains in the accompanying statements of income.

As of December 31, 2007 and 2006, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

        ----------------------------------------------------------------
        Other Admitted Assets                         2007       2006
        ----------------------------------------------------------------
        Guaranty funds receivable or on deposit... $  18,468  $  18,220
        Loss funds on deposit.....................   103,439     92,573
        Outstanding loss drafts--suspense accounts   430,304    489,807
        Accrued recoverables......................        --      4,691
        Other.....................................    25,777      3,176
        Allowance for doubtful accounts...........  (395,847)  (429,224)
        ----------------------------------------------------------------
           Total other admitted assets............ $ 182,141  $ 179,243
        ================================================================

Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years. As of December 31, 2007 the Company's liability for insolvency assessments amounted to $39,027 with a related asset for premium tax credits of $18,468. Of the amount accrued, the Company expects to pay approximately $20,558 for insolvency assessments during the next year. In addition, the Company anticipates it will realize $12,041 of premium tax offset credits and the associated liability in years two through five. The remaining $6,427 will be realized between years five and ten.

The Company routinely assesses the collectibility of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2007 and 2006, the Company had established an allowance for doubtful accounts of $395,847 and $429,224, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


During 2007, 2006 and 2005, the Company recorded $89,886, $49,761 and $145,742, respectively, of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $197,153 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

As of December 31, 2007 and 2006, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

--------------------------------------------------------------------------------
Other liabilities                                               2007     2006
--------------------------------------------------------------------------------
Other liabilites............................................. $153,990 $107,092
Amounts withheld or retained by company for account of others   13,840   28,058
Loss clearing................................................   15,325   12,166
Policyholder funds on deposit................................   11,341   11,572
Liability for pension and severance pay......................    6,018    2,705
Remmittances and items not allocated.........................   39,116   37,240
Accrued retrospective premiums...............................   41,587   77,001
Accounts payable.............................................   24,852   23,743
Deferred commission earnings.................................   11,890   10,039
Service carrier liabilty.....................................    9,195    2,336
Retroactive reinsurance payable..............................   16,299  (14,859)
--------------------------------------------------------------------------------
Total other liabilties....................................... $343,453 $297,093
================================================================================

NOTE 14 - SUBSEQUENT EVENTS
---------------------------

In January 2008, the Company entered into a Capital Maintenance Agreement
(CMA) with its Ultimate Parent, AIG. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200% of the Company's Authorized Control Level RBC, as shown in the Company's 2007 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, AIG will within thirty days of written notice thereof provide a capital contribution to the Company in an amount that equals the difference between the Company's Total Adjusted Capital and 200% of the Company's Authorized Control Level RBC. In lieu of making any such capital contribution, with the approval of the domiciliary insurance department, AIG may provide a letter of credit naming the Company as beneficiary.

Effective upon the date of filing of the Company's 2007 Annual Statement with its domiciliary regulator, this current CMA supersedes and replaces a similar agreement that related to the Company's December 31, 2006 surplus position.

Refer to other subsequent events in Notes 5 and 11.

                                    PART C
                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

    (a) Financial Statements

        (1) Financial Statements of the WM Strategic Asset Manager Divisions of American General Life Insurance Company SeparateAccount D:

              Report of Independent Registered Public Accounting Firm Statement of Net Assets
              Statement of Operations
              Statement of Changes in Net Assets
              Notes to Audited Financial Statements

        (2) Consolidated Financial Statements of American General Life Insurance Company:

              Report of Independent Registered Public Accounting Firm Consolidated Balance Sheets
              Consolidated Statements of Income
              Consolidated Statements of Shareholder's Equity
              Consolidated Statements of Comprehensive Income
              Consolidated Statements of Cash Flows
              Notes to Consolidated Financial Statements

        (3) The statutory statement of admitted assets, liabilities, capital and surplus of American Home Assurance Company as ofDecember 31, 2007 and 2006, and the related statutory statements of income and changes in capital and surplus and of cashflow for the three years then ended.

    (b) Exhibits.

1   (a) American General Life Insurance Company of Delaware Board of
        Directors resolution authorizing the establishment of SeparateAccount
        D. (1)

    (b) Resolution of the Board of Directors of American General Life Insurance Company of Delaware authorizing, among other things,the re-domestication of that company in Texas and the renaming of that company as American General Life Insurance Company.(2)

    (c) Resolution of the Board of Directors of American General Life Insurance Company of Delaware providing, inter alia, forRegistered Separate Accounts' Standards of Conduct. (3)

2   Custodial agreements: None.

3   (a) (i)   Distribution Agreement between American General Equity Services
              Corporation and American General Life InsuranceCompany, effective October 1, 2002, incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 RegistrationStatement
              (File No. 333-40637) of American General Life Insurance Company
              Separate Account D, filed November 8, 2002.

        (ii) (A) Form of Master Marketing and Distribution Agreement, by and among American General Life Insurance Company,American General Securities Incorporated and Sierra Investment Services Corporation. (8)

              (B) (1) Master Marketing and Distribution Agreement by and among
                      American General Life Insurance Company, American General Securities Incorporated, and WM Funds Distributor, Inc., dated July 12, 1999. (10)

                  (2) First Amendment to Master Marketing and Distribution
                      Agreement by and Among American General Life Insurance Company, American General Distributors, Inc. and WM Funds Distributor, Inc., dated November 1, 2000. (12)

              (C) Form of Amended and Restated Master Marketing and
                  Distribution Agreement by and Among American General Life Insurance Company, American General Distributors, Inc. and WM Funds Distributor, Inc. (12)

    (b) (i) Form of Selling Group Agreement, by and among American General Life Insurance Company, American GeneralSecurities Incorporated and Sierra Investment Services Corporation. (8)

        (ii) Form of Selling Group Agreement, by and among American General Life Insurance Company, American GeneralSecurities Incorporated and WM Funds Distributor, Inc. (12)

    (c) (i)   Trust Participation Agreement. (5)

        (ii) Form of First Amendment to the Trust Participation Agreement by and among American General Life InsuranceCompany, American General Securities Incorporated, The Sierra Variable Trust and Sierra Investment ServicesCorporation. (8)

        (iii) Participation Agreement Among American General Life Insurance Company, American General SecuritiesIncorporated, The Sierra Variable Trust and Composite Funds Distributor, Inc. (9)

        (iv) Participation Agreement among American General Life Insurance Company, Principal Variable Contracts Fund, Inc.,and Principal Funds Distributor, Inc., dated April 12, 2007. (19)

    (d) (i) Agreement respecting certain indemnifications given by Sierra Investment Advisors Corporation and Sierra InvestmentServices Corporation to American General Life Insurance Company and American General Securities Incorporated. (5)

        (ii) Indemnification Agreement by and among American General Life Insurance Company, American General SecuritiesIncorporated, WM Advisors, Inc., and WM Funds Distributor, Inc., dated July 12, 1999. (10)

        (iii) First Amendment to Indemnification Agreement by and among American General Life Insurance Company, AmericanGeneral Distributors, Inc., WM Advisors, Inc. and WM Funds Distributor, Inc., dated November 1, 2000. (12)

4   (a) Specimen form of Combination Fixed and Variable Annuity Contract (Form
        No. 97010). (8)

    (b) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. 97011). (8)

    (c) Specimen form of Waiver of Surrender Charge Rider for Contract Form No. 97010 and Contract Form No. 97011. (8)

    (d) Form of Qualified Contract Endorsement. (6)

    (e) (i)   (A) Specimen form of Individual Retirement Annuity Disclosure
                  Statement available under Contract Form No. 97010 and Contract Form No. 97011. Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D, filed on May 2, 2005. (Filed herewith)

              (B) Specimen form of Roth Individual Retirement Annuity
                  Disclosure Statement available under Contract Form No. 97010 and Contract Form No. 97011. Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D, filed on May 2, 2005. (Filed herewith)

        (ii)  Specimen form of Individual Retirement Annuity Endorsement. (4)

        (iii) Specimen form of IRA Instruction Form. (6)

5   (a) (i)   Specimen form of Application for Contract Form No. 97010 and
              Contract Form No. 97011. (8)

        (ii) Specimen form of April 1, 1998 amended Application for Contract form No. 97010 and Contract Form No. 97011. (9)

        (iii) Specimen form of amended Application for Contract Form No. 97010 and Contract Form No. 97011. (9)

        (iv) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended October 1, 1998.(11)

        (v) (A) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended March 1, 1999. (11)

              (B) Specimen form of Application for Contract Form No. 97010 and
                  Contract Form No. 97011, amended May 1, 2000. (13)

              (C) Specimen form of Application limited to financial
                  institution sales in Florida for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (13)

              (D) Specimen form of Oregon Application for Contract Form
                  No. 97010 and Contract Form No. 97011, amended May 1, 2000.
                  (13)

              (E) Specimen form of Application (Form No. L 8908-97 REV 0399)
                  for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2001. (14)

              (F) Specimen form of Application (Form No. 8908-10 REV 0500)
                  limited to financial institution sales in Florida for Contract Form No. 97010 and Contract Form No 97011, amended May 1, 2001. (14)

              (G) Specimen form of Oregon Application (Form No. 8908-38
                  REV 0600) for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2001. (14)

        (vi)  Specimen form of SNAP Annuity Ticket application. (8)

    (b) (i)   Election of Annuity Payment Option/Change Form. (5)

        (ii) Specimen form of Absolute Assignment to Effect Section 1035(a) Exchange and Rollover of a Life Insurance Policy orAnnuity Contract. (6)

    (c) (i) Contract Service Request, including telephone transfer authorization for Contract Form No. 97010 and Contract FormNo. 97011. (8)

        (ii) Contract Service Request, amended April 1, 1998, including telephone transfer authorization for Contract No. 97010and Contract Form No. 97011. (9)

        (iii) Amended Contract Service Request, including telephone transfer authorization for Contract No. 97010 and ContractForm No. 97011.
              (9)

        (iv) (A) Contract Service Request, amended March 1, 1999, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (11)

              (B) Contract Service Request, amended May 1, 2000, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (13)

              (C) Form of Dollar Cost Averaging Enrollment Form for Contract
                  Form No. 97010 and Contract Form No. 97011. (13)

              (D) Contract Service Request, amended May 1, 2001, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (14)

        (v) Form of Authorization Limited to Execution of Transaction Requests for Contract. (4)

        (vi)  Form of Transaction Request Form. (6)

6   (a) Amended and Restated Articles of Incorporation of American General
        Life Insurance Company, effective December 31, 1991.(2)

    (b) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effectiveJuly 13, 1995, incorporated by reference to Post-Effective Amendment No. 3 to Form
        S-6 Registration Statement (File No.333-53909) of American General
        Life Insurance Company Separate Account VL-R, filed on August 19, 1998.

    (c) Bylaws of American General Life Insurance Company, restated as of June 8, 2005. (7)

7   None

8   (a) Form of Letter Agreement between Sierra Investment Services
        Corporation and American General Life Insurance Companyregarding expenses. (8)

    (b) Administrative Services Agreement between American General Life Insurance Company and WM Advisors, Inc. dated as ofOctober 2, 1998.
        (11)

    (c) Amendment No. 1 to Administrative Services Agreement between American General Life Insurance Company and WMAdvisors, Inc. dated as of January 1, 2000. (13)

    (d) Form of Addendum to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc.and various affiliate subsidiaries, including American General Life Insurance Company, American General Life Companies,LLC and American General Equity Services Corporation, effective May 1, 2004. Incorporated by reference to Post-EffectiveAmendment No. 8 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance CompanySeparate Account D, filed on May 2, 2005.

    (e) General Guarantee Agreement between American General Life Insurance Company and American Home AssuranceCompany. (15)

    (f) Notice of Termination of General Guarantee Agreement as published in the Wall Street Journal on November 24, 2006.(19)

9   (a) Opinion and Consent of Counsel for Depositor. (8)

9   (b) Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to
        American Home Assurance Company. (17)

10  Consent of Independent Registered Public Accounting Firm. (Filed herewith)

11  Not applicable

12  None

13  (a) (i)   (A) Computations of hypothetical historical standardized average annual total returns for the Global Money Fund Division, available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1996.
                  (8)

              (B) Computations of hypothetical historical average annual total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997. (9)

        (ii) (A) Computations of hypothetical historical non-standardized total returns for the Global Money Fund Division, available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1996, and since inception. (8)

              (B) Computations of hypothetical historical total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997, and since inception. (9)

        (iii) (A) Computations of hypothetical historical non-standardized cumulative total returns for the Global Money Fund Division, available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1996, and since inception. (8)

              (B) Computations of hypothetical historical cumulative total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997, and since inception. (9)

        (iv) Computations of hypothetical historical seven day yield and effective yield for the Global Money Fund Division,available under Contract Form No. 97010 and Contract Form No. 97011 for the seven day period endedDecember 31, 1996. (8)

        (v) (A) Computation of hypothetical historical non-standardized total return for the Mid Cap Stock Fund Division, available under Contract Form No. 97010 and Contract No. 97011, since inception. (12)

              (B) Computation of hypothetical historical non-standardized average annual total return for the Mid Cap Stock Fund, available under Contract Form No. 97010 and Contract No. 97011, since inception. (12)

              (C) Computation of hypothetical historical average annual total return for the Mid Cap Stock Fund, available under Contract Form No. 97010 and Contract No. 97011, since inception. (12)

14  American Home Assurance Company Power of Attorney. (Filed herewith)
--------

(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 2-49805) of American General Life Insurance Company Separate Account D filed on December 6, 1973.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on December 31, 1991.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on March 29, 1993.

(5) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on October 18, 1993.

(6) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 28, 1995.

(7) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on August 12, 2005, accession number 0001193125-05-0165474.

(8) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on February 12, 1997.

(9) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 1, 1998, accession number 0000904456-98-000109.

(10) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 21, 2000, accession number 000089243-00-000913.

(11) Previously filed in Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 23, 1999, accession number 0000899243-99-000787.

(12) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 5, 2001, accession number 0000899243-01-000859.

(13) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 25, 2000, accession number 0000899243-00-000935.

(14) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 18, 2001, accession number 0000899243-01-000892.

(15) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on August 12, 2005, accession number 0000089031-05-000008.

(16) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D, filed on September 26, 2005, accession number 0001193125-05-191297.

(17) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File Nos. 333-25549) of American General Life Insurance Company Separate Account D, filed on October 25, 2005, Accession No. 0000950129-05-010062.

(18) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File Nos. 333-25549) of American General Life Insurance Company Separate Account D, filed on May 1, 2007, Accession No. 0001193125-06-068928.

(19) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File Nos. 333-25549) of American General Life Insurance Company Separate Account D, filed on May 1, 2007, Accession No. 0001193125- 07-097393.

Item 25. Directors and Officers of the Depositor

The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.

Item 27. Directors and Officers of the Depositor

Name and Principal       Positions and Offices with Depositor
Business Address         American General Life Insurance Company
------------------       -----------------------------------------------------
Rodney O. Martin, Jr.    Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff      Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz           Director
830 Third Avenue
New York, NY 10022

Mary Jane B. Fortin      Director, Executive Vice President and Chief
2929 Allen Parkway       Financial Officer
Houston, TX 77019

David L. Herzog          Director
70 Pine Street
New York, NY 10270

Richard A. Hollar        Director, Chairman-Life Profit Center and Independent
750 West Virginia Street Distribution and Chief Executive Officer-Life Profit
Milwaukee, WI 53204      Center and Independent Distribution

Royce G. Imhoff, II      Director, President-Independent Distribution
2929 Allen Parkway
Houston, TX 77019

Name and Principal       Positions and Offices with Depositor
Business Address         American General Life Insurance Company
------------------       ------------------------------------------------------
David W. O'Leary         Director, President-Specialty Markets Group and Chief
2929 Allen Parkway       Executive Officer-Specialty Markets Group
Houston, TX 77019

Gary D. Reddick          Director
2929 Allen Parkway
Houston, TX 77019

Christopher J. Swift     Director
2929 Allen Parkway
Houston, TX 77019

James W. Weakley         Director, President-AIG Benefit Solutions Profit
2929 Allen Parkway       Center and Chief Executive Officer-AIG Benefit
Houston, TX 77019        Solutions Profit Center

Matthew E. Winter        Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

John Gatesman            President-Annuity Profit Center
2727 Allen Parkway
Houston, TX 77019

Richard C. Schuettner    President-AIG Life Brokerage Profit Center
750 West Virginia Street
Milwaukee, WI 53204

Don M. Ward              President-Financial Institution Marketing Group
2929 Allen Parkway
Houston, TX 77019

David R. Armstrong       Executive Vice President-AIG Benefit Solutions & AIG
3600 Route 66            Financial Institution Solutions Profit Center
Neptune, NJ 07754

Rebecca G. Campbell      Executive Vice President-Human Resources
2929 Allen Parkway
Houston, TX 77019

Rodney N. Hook           Executive Vice President-AIG Benefit Solutions Profit
3600 Route 66            Center and Chief Risk Officer-AIG Benefit Solutions
Neptune, NJ 07754        Profit Center

Gary Parker              Executive Vice President and Chief Product Officer
2929 Allen Parkway
Houston, TX 77019

Dan E. Trudan            Executive Vice President-Individual Product Operations
750 West Virginia St.
Milwaukee, WI 53204

Name and Principal     Positions and Offices with Depositor
Business Address       American General Life Insurance Company
------------------     -------------------------------------------------------
Steven D. Anderson     Senior Vice President-Life Profit Center & Independent
2727 Allen Parkway     Distribution and Chief Financial Officer-Life Profit
Houston, TX 77019      Center & Independent Distribution

Stephen A. Appleyard   Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Erik A. Baden          Senior Vice President-Strategic Marketing and Business
2727 Allen Parkway     Development
Houston, TX 77019

Wayne A. Barnard       Senior Vice President, Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein    Senior Vice President and Chief and Appointed Actuary
2727-A Allen Parkway
Houston, TX 77019

Jeffrey H. Carlson     Senior Vice President and Chief Information Officer
2727 Allen Parkway
Houston, TX 77019

James A. Galli         Senior Vice President and Chief Business Development
830 Third Avenue       Officer
New York, NY 10022

Robert M. Goldbloom    Senior Vice President-Terminal Funding Annuities
80 Pine Street
New York, NY 10005

William F. Guterding   Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr. Senior Vice President, Treasurer and Controller 2727-A Allen Parkway
Houston, TX 77019

Kyle L. Jennings       Senior Vice President, General Counsel and Chief
2929 Allen Parkway     Compliance Officer
Houston, TX 77019

Althea R. Johnson      Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller         Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal   Positions and Offices with Depositor
Business Address     American General Life Insurance Company
------------------   ---------------------------------------------------------
Stephen Kennedy      Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Frank A. Kophamel    Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Simon J. Leech       Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Charles L. Levy      Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Kent D. Major        Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Edmund D. McClure    Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Richard D. McFarland Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Mark R. McGuire      Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo     Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien  Senior Vice President, Chief Marketing Officer -
2929 Allen Parkway   Independent Agency Group
Houston, TX 77019

William J. Packer    Senior Vice President
3600 Route 66
Neptune, NJ 07754

John W. Penko        Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Dennis H. Roberts    Senior Vice President, Chief Distribution Officer -
2727 Allen Parkway   Independent Agency Group
Houston, TX 77019

Name and Principal       Positions and Offices with Depositor
Business Address         American General Life Insurance Company
------------------       -----------------------------------------------------
Robert E. Steele         Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Frederic R. Yopps        Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Chris Ayers              Vice President
2727-A Allen Parkway
Houston, TX 77019

Edward F. Bacon          Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel           Vice President
2727 Allen Parkway
Houston, TX 77019

Michael B. Boesen        Vice President
2727-A Allen Parkway
Houston, TX 77019

Timothy H. Bolden        Vice President
2727 Allen Parkway
Houston, TX 77019

Laura J. Borowski        Vice President
750 West Virginia St.
Milwaukee, WI 53204

James B. Brown           Vice President
2727 Allen Parkway
Houston, TX 77019

David W. Butterfield     Vice President
3600 Route 66
Neptune, NJ 07754

Michael Candy            Vice President
2727 Allen Parkway
Houston, TX 77019

Valerie A. Childrey      Vice President and Medical Director
750 West Virginia Street
Milwaukee, WI 53204

Mark E. Childs           Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal        Positions and Offices with Depositor
Business Address          American General Life Insurance Company
------------------        ----------------------------------------------------
Robert M. Cicchi          Vice President
2727 Allen Parkway
Houston, TX 77019

James Cortiglia           Vice President
3600 Route 66
Neptune, NJ 07754

Steven A. Dmytrack        Vice President
2929 Allen Parkway
Houston, TX 77019

Elizabeth Dobbs           Vice President
2727 Allen Parkway
Houston, TX 77019

Douglas M. Donnenfield    Vice President
750 West Virginia Street
Milwaukee, WI 53204

Timothy M. Donovan        Vice President
2727 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi       Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

John T. Fieler            Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Patrick S. Froze          Vice President
750 West Virginia Street
Milwaukee, WI 53204

Brad J. Gabel             Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frederick J. Garland, Jr. Vice President
2727 Allen Parkway
Houston, TX 77019

Liza Glass                Vice President
2727-A Allen Parkway
Houston, TX 77019

Leo Grace                 Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal       Positions and Offices with Depositor
Business Address         American General Life Insurance Company
------------------       -----------------------------------------------------
Richard L. Gravette      Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer     Vice President
6363 Forest Park Road
Dallas, TX 75235

Daniel J. Gutenberger    Vice President and Medical Director
70 Pine Street
New York, NY 10270

Joel H. Hammer           Vice President
70 Pine Street
New York, NY 10270

D. Leigh Harrington      Vice President
2727 Allen Parkway
Houston, TX 77019

Neal C. Hasty            Vice President
2727 Allen Parkway
Houston, TX 77019

Keith C. Honig           Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Stephen D. Howard        Vice President
2929 Allen Parkway
Houston, TX 77019

Janna M. Hubble          Vice President
2929 Allen Parkway
Houston, TX 77019

Donald E. Huffner        Vice President
2727 Allen Parkway
Houston, TX 77019

Walter P. Irby           Vice President
2727 Allen Parkway
Houston, TX 77019

Sharla A. Jackson        Vice President
205 E. 10th Street
Amarillo, TX 79101

Michael J. Krugel        Vice President
750 West Virginia Street
Milwaukee, WI 53204

Name and Principal       Positions and Offices with Depositor
Business Address         American General Life Insurance Company
------------------       -----------------------------------------------------
Linda Lewis              Vice President
2727 Allen Parkway
Houston, TX 77019

Robert J. Ley            Vice President
70 Pine Street
New York, NY 10270

Jerry L. Livers          Vice President
2727 Allen Parkway
Houston, TX 77019

Gwendolyn J. Mallett     Vice President
2727 Allen Parkway
Houston, TX 77019

W. Larry Mask            Vice President, Real Estate Investment Officer and
2727 Allen Parkway       Assistant Secretary
Houston, TX 77019

Melvin C. McFall         Vice President
2727 Allen Parkway
Houston, TX 77019

Beverly A. Meyer         Vice President
750 West Virginia Street
Milwaukee, WI 53204

Candace A. Michael       Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio            Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller         Vice President
#1 Franklin Square
Springfield, IL 62713

Michael R. Murphy        Vice President
750 West Virginia Street
Milwaukee, WI 53204

David W. Napoli          Vice President
2727 Allen Parkway
Houston, TX 77019

Carl T. Nichols          Vice President and Medical Director
205 E. 10th Street
Amarillo, TX 79101

Name and Principal        Positions and Offices with Depositor
Business Address          American General Life Insurance Company
------------------        ----------------------------------------------------
Deanna D. Osmonson        Vice President and Chief Privacy Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.      Vice President, Real Estate Investment Officer and
2929 Allen Parkway        Assistant Secretary
Houston, TX 77019

Lori J. Payne             Vice President
2727 Allen Parkway
Houston, TX 77019

Cathy A. Percival         Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Andrew J. Rasey           Vice President
2727 Allen Parkway
Houston, TX 77019

Rodney E. Rishel          Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Terri Robbins             Vice President
175 Water Street
New York, NY 10038

Walter J. Rudecki, Jr.    Vice President
2929 Allen Parkway
Houston, TX 77019

John Rugel                Vice President
750 West Virginia Street
Milwaukee, WI 53204

Dale W. Sachtleben        Vice President
#1 Franklin Square
Springfield, IL 62713

Kristin E. Sather         Vice President
70 Pine Street
New York, NY 10270

Richard W. Scott          Vice President and Chief Investment Officer
70 Pine Street
New York, NY 10270

Tom L. Scott              Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal    Positions and Offices with Depositor
Business Address      American General Life Insurance Company
------------------    --------------------------------------------------------
T. Clay Spires        Vice President and Tax Officer
2929 Allen Parkway
Houston, TX 77019

Dale A. Stewart       Vice President and General Auditor
2727-A Allen Parkway
Houston, TX 77019

Gregory R. Thornton   Vice President
#1 Franklin Square
Springfield, IL 62713

Veronica Torralba     Vice President
2929 Allen Parkway
Houston, TX 77019

Sarah Van Beck        Vice President
2727 Allen Parkway
Houston, TX 77019

Christian D. Weiss    Vice President
#1 Franklin Square
Springfield, IL 62713

Cynthia P. Wieties    Vice President
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck     Secretary
70 Pine Street
New York, NY 10270

Roger E. Hahn         Assistant Vice President
2727 Allen Parkway
Houston, TX 77019

Craig A. Mitchell     Assistant Vice President
70 Pine Street
New York, NY 10270

Alan J. Nussenblatt   Assistant Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Lauren W. Jones       Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Marie Cerligione      Assistant Secretary
3600 Route 66
Neptune, NJ 07754

Name and Principal    Positions and Offices with Depositor
Business Address      American General Life Insurance Company
------------------    --------------------------------------------------------
Amy Marie Cinquegrana Assistant Secretary
70 Pine Street
New York, NY 10270

Jeffrey Conklin       Assistant Secretary
2727 Allen Parkway
Houston, TX 77019

Lizbeth A. DiGiovanni Assistant Secretary
2727 Allen Parkway
Houston, TX 77019

Ann Wohn              Assistant Secretary
2727 Allen Parkway
Houston, TX 77019

Wayne P. Arzberger    Administrative Officer
70 Pine Street
New York, NY 10270

Karen Cushwa          Administrative Officer
2727 Allen Parkway
Houston, TX 77019

Brenda G. Esslinger   Administrative Officer
#1 Franklin Square
Springfield, IL 62713

Beverly Farris        Administrative Officer
2727 Allen Parkway
Houston, TX 77019

Robin F. Farris       Administrative Officer
205 E. 10th Street
Amarillo, TX 79101

Deborah Fewell        Administrative Officer
205 E. 10th Street
Amarillo, TX 79101

Maike M. George       Administrative Officer
2727 Allen Parkway
Houston, TX 77019

Georgia L. Hale       Administrative Officer
2727 Allen Parkway
Houston, TX 77019

S. Caitlin Irby       Administrative Officer
2727 Allen Parkway
Houston, TX 77019

Name and Principal       Positions and Offices with Depositor
Business Address         American General Life Insurance Company
------------------       -----------------------------------------------------
Stephen Johnson          Administrative Officer
2727 Allen Parkway
Houston, TX 77019

Bill H. Lacy, Jr.        Administrative Officer
2727 Allen Parkway
Houston, TX 77019

Jalen V. Lohman          Administrative Officer
#1 Franklin Square
Springfield, IL 62713

Beverly Macias           Administrative Officer
750 West Virginia Street
Milwaukee, WI 53204

Jackie E. McGregor       Administrative Officer
750 West Virginia Street
Milwaukee, WI 53204

Jody Powers              Administrative Officer
2727 Allen Parkway
Houston, TX 77019

Donna J. Robertson       Administrative Officer
#1 Franklin Square
Springfield, IL 62713

Dorothy A. Rogers        Administrative Officer
2727 Allen Parkway
Houston, TX 77019

Linda P. Rowles          Administrative Officer
2727 Allen Parkway
Houston, TX 77019

Michael A. Sepanski      Administrative Officer
#1 Franklin Square
Springfield, IL 62713

Casey Singleton          Administrative Officer
2727 Allen Parkway
Houston, TX 77019

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in AIG's Form 10-K, SEC file number 001-08787, Accession
No. 0000950123-08-002280 , filed February 28, 2008 and incorporated herein by reference. The Registrant is a Separate account of American General Life Insurance Company (Depositor).

Item 27. Number of Contract Owners

As of March 31, 2008 there were 6,484 owners of the Contracts, of which 2,467 were qualified Contracts and 4,377 were non-qualified Contracts.

Item 28. Indemnification

Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting on behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

No indemnification shall be made under Article VII, section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or (c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by; (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

Section 12 of the Trust Participation Agreement that is incorporated by reference in Exhibit 3(c)(i) of this Registration Statement as amended by Form of First Amendment to the Trust Participation Agreement that is filed as
Exhibit 3(c)(ii) to this Registration Statement are hereby incorporated by reference in response to this item. Section 12.1 thereof provides that the Company will indemnify The Sierra Variable Trust (the "Trust") and Sierra Investment Services Corporation (the "Distributor") and their directors, trustees, officers and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company is responsible in this Registration Statement or otherwise or due to the Company's failure to meet its obligations under the Trust Participation Agreement.
Section 12.2 thereof provides that the Distributor will indemnify the Trust, the Company, American General Equity Services Corporation ("AGESC") and their officers, trustees, employees and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement or otherwise or as a result of any failure by the Trust or the Distributor to meet its obligations under the Trust Participation Agreement.

Section 6 of the Master Marketing and Distribution Agreement that is filed as
Exhibit 3(a)(ii)(B) to this Registration Statement is hereby incorporated by reference in response to this item. Paragraph 5.1 thereof provides that the Company and AGESC will indemnify the Distributor and any other broker-dealer affiliated with the Distributor and contracted to sell the Contracts, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company or AGESC is responsible in this Registration Statement or due to any negligent, illegal or fraudulent acts of the Company or AGESC. Paragraph 5.2 provides that the Distributor will indemnify the Company and AGESC, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement, or as a result of any negligent, illegal or fraudulent acts or omissions by the Distributor.

The Agreement filed as Exhibit 3(d)(ii) to this Registration Statement is hereby incorporated by reference in response to this item. Pursuant to that Agreement, the Distributor and WM Advisors, Inc. agree to indemnify the Company and AGESC with respect to liabilities arising out of the negligence or bad faith of the Distributor, WM Advisors, Inc. or any sub-investment adviser to the Trust in performing their obligations to the Trust, including the obligations of WM Advisors, Inc. and the sub-investment advisers to operate the Trust in compliance with Sub-Chapter M and Section 817(h) of the Internal Revenue Code of 1986, as amended. The Distributor and the Adviser also agree to indemnify the Company and AGESC for 50% of any other liabilities or costs that they incur as a result of any failure of the Trust to comply with Sub-Chapter M or Section 817(h) that does not result from such negligence or bad faith.

The Distribution Agreement filed as Exhibit 3(a)(i) to this Registration Statement is hereby incorporated by reference in response to this item. Under part EIGHTH of that agreement, the Company agrees to indemnify AGESC from liabilities and costs that it may incur as a result of any misstatements or omissions of material facts in this Registration Statement or otherwise for which the Company is responsible; and AGESC agrees to indemnify the Company against costs and liabilities that the Company may incur as a result of any act of an employee of AGESC.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account A, American General Life Insurance Company Separate Account D, American General Life Insurance Company Separate Account VA-1 and American General Life Insurance Company Separate Account VA-2, which all offer interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for American General Life Insurance Company Separate Account VUL and American General Life Insurance Company Separate Account VUL-2, which both offer interests in flexible premium variable life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American General Life Insurance Company affiliates.

(b)  Management.

Name and Principal     Positions and Offices with Underwriter
Business Address       American General Equity Services Corporation
------------------     -------------------------------------------------------
Matthew E. Winter      Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire        Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

David O'Leary          Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Larry E. Blews         Vice President and Chief Compliance Officer
2727-A Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr. Vice President
2727-A Allen Parkway
Houston, TX 77019

Deanna D. Osmonson     Vice President and Anti-Money Laundering Compliance
2727 Allen Parkway     Officer
Houston, TX 77019

T. Clay Spires         Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Rhonda Washington      Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck      Secretary
70 Pine Street
New York, NY 10270

Amy Marie Cinquegrana  Assistant Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones        Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming        Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore       Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

(c)  Not Applicable.

Item 30. Location of Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Companies at its principal executive office located at 2727-A Allen Parkway, Houston, TX 77019.

Item 31. Management Services

None

Item 32. Undertakings

Undertakings of the Registrant

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by these prospectuses, a space that an applicant can check to request a Statement of Additional Information ("Statement"), or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can remove to send for a Statement; C) to deliver any Statement or financial statements required to be made available under this Form promptly upon written or oral request.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a contract owner's request.

Representation Regarding Reasonableness of Aggregate Fees and Charges Deducted Under Contracts

The American General Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American General Life Insurance Company.

                              POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary W. Parker and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account D of American General Life Insurance Company, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of April, 2008.

                                        AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        SEPARATE ACCOUNT D
                                        (Registrant)

                                    BY: AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)



                                    BY: /s/ ROBERT F. HERBERT, JR.
                                        -----------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT, TREASURER AND
                                          CONTROLLER

   As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                      Title                             Date
---------                      -----                             ----
/s/ RODNEY O. MARTIN, JR.      Director and Chairman of the      April 30, 2008
-----------------------------  Board of Directors
RODNEY O. MARTIN, JR.

/s/ MATTHEW E. WINTER          Director, President and Chief     April 30, 2008
-----------------------------  Executive Officer
MATTHEW E. WINTER

/s/ MARY JANE B. FORTIN        Director, Executive Vice          April 30, 2008
-----------------------------  President and Chief Financial
MARY JANE B. FORTIN            Officer

/s/ BERNARD AIDINOFF           Director                          April 30, 2008
-----------------------------
M. BERNARD AIDINOFF

/s/ DAVID J. DIETZ             Director                          April 30, 2008
-----------------------------
DAVID J. DIETZ

/s/ DAVID L HERZOG             Director                          April 30, 2008
-----------------------------
DAVID L. HERZOG

/s/ RICHARD A HOLLAR           Director                          April 30, 2008
-----------------------------
RICHARD A. HOLLAR

/s/ ROYCE G. IMHOFF II         Director                          April 30, 2008
-----------------------------
ROYCE G. IMHOFF II

Signature                      Title                             Date
---------                      -----                             ----
/s/ DAVID O'LEARY              Director                          April 30, 2008
-----------------------------
DAVID O'LEARY

/s/ GARY D. REDDICK            Director                          April 30, 2008
-----------------------------
GARY D. REDDICK

/s/ CHRISTOPHER J. SWIFT       Director                          April 30, 2008
-----------------------------
CHRISTOPHER J. SWIFT

/s/ JAMES W. WEAKLEY           Director                          April 30, 2008
-----------------------------
JAMES W. WEAKLEY

                                                                 AGL SEP ACCT D
                                                                         WM SAM
                                                                      811-02441
                                                                      333-25549

                                  SIGNATURES

   American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 30th day of April, 2008.

                                            AMERICAN HOME ASSURANCE COMPANY

                                        BY: /s/ ROBERT S. SCHIMEK
                                            -----------------------------------
                                            ROBERT S. SCHIMEK
                                            SENIOR VICE PRESIDENT AND TREASURER

                                  SIGNATURES

   American Home Assurance Company has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the __ day of April, 2008.

                                        AMERICAN HOME ASSURANCE COMPANY

                                    BY:
                                        -----------------------------------
                                        ROBERT S. SCHIMEK
                                        CHIEF FINANCIAL OFFICER, SENIOR VICE
                                          PRESIDENT AND TREASURER

   This Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

 Signature                      Title                            Date
 ---------                      -----                            ----
 *KRISTIAN PHILIP MOOR          Director and Chairman            April 30, 2008
 -----------------------------
 KRISTIAN PHILIP MOOR

 *JOHN QUINLAN DOYLE            Director and President           April 30, 2008
 -----------------------------
 JOHN QUINLAN DOYLE

 *ROBERT S. SCHIMEK             Director, Senior Vice            April 30, 2008
 -----------------------------  President, and Treasurer
 ROBERT S. SCHIMEK

 *MERTON BERNARD AIDINOFF       Director                         April 30, 2008
 -----------------------------
 MERTON BERNARD AIDINOFF

 *CHARLES H. DANGELO            Director                         April 30, 2008
 -----------------------------
 CHARLES H. DANGELO

 *DAVID NEIL FIELDS             Director                         April 30, 2008
 -----------------------------
 DAVID NEIL FIELDS

 *KENNETH VINCENT HARKINS       Director                         April 30, 2008
 -----------------------------
 KENNETH VINCENT HARKINS

 *DAVID LAWRENCE HERZOG         Director                         April 30, 2008
 -----------------------------
 DAVID LAWRENCE HERZOG

 *ROBERT EDWARD LEWIS           Director                         April 30, 2008
 -----------------------------
 ROBERT EDWARD LEWIS

 *WIN JAY NEUGER                Director                         April 30, 2008
 -----------------------------
 WIN JAY NEUGER

 *NICHOLAS SHAW TYLER           Director                         April 30, 2008
 -----------------------------
 NICHOLAS SHAW TYLER

 *NICHOLAS CHARLES WALSH        Director                         April 30, 2008
 -----------------------------
 NICHOLAS CHARLES WALSH

 *MARK WILLIS                   Director                         April 30, 2008
 -----------------------------
 MARK WILLIS

* BY: /s/ ROBERT S. SCHIMEK
      -------------------------
      ROBERT S. SCHIMEK
      ATTORNEY-IN-FACT

                               Index of Exhibits

Exhibit No.

4. (e) (i) (A) Specimen form of Individual Retirement Annuity Disclosure
               Statement available under Contract Form No. 97010 and Contract Form No. 97011.

4. (e) (i) (B) Specimen form of Roth Individual Retirement Annuity Disclosure
               Statement available under Contract Form No. 97010 and Contract Form No. 97011.

10.            Consent of Independent Registered Public Accounting Firm.

14.            Powers of Attorney-American Home Assurance Company